UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07175

Name of Registrant: Vanguard Tax-Managed Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2016 – December 31, 2016

Item 1: Reports to Shareholders

Annual Report | December 31, 2016

Vanguard Tax-Managed Funds®

Vanguard Tax-Managed Balanced Fund
Vanguard Tax-Managed Capital Appreciation Fund
Vanguard Tax-Managed Small-Cap Fund

A new format, unwavering commitment

As you begin reading this report, you’ll notice that we’ve made some improvements to the opening sections—based on feedback from you, our clients.

Page 1 starts with a new ”Your Fund’s Performance at a Glance,” a concise, handy summary of how your fund performed during the period.

In the renamed ”Chairman’s Perspective,” Bill McNabb will focus on enduring principles and investment insights.

We’ve modified some tables, and eliminated some redundancy, but we haven’t removed any information.

At Vanguard, we’re always looking for better ways to communicate and to help you make sound investment decisions. Thank you for entrusting your assets to us.

Contents
Your Fund’s Performance at a Glance.	1
Chairman’s Perspective.	3
Tax-Managed Balanced Fund.	7
Tax-Managed Capital Appreciation Fund.	79
Tax-Managed Small-Cap Fund.	100
Your Fund’s After-Tax Returns.	123
About Your Fund’s Expenses.	124
Glossary.	126

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

See the Glossary for definitions of investment terms used in this report.

About the cover: No matter what language you speak, Vanguard has one consistent message and set of principles. Our primary focus is on you, our clients. We conduct our business with integrity as a faithful steward of your assets. This message is shown translated into seven languages, reflecting our expanding global presence.

Your Fund’s Performance at a Glance

• Returns in 2016 for the Vanguard Tax-Managed Funds ranged from just shy of 6% for the Balanced Fund to nearly 26% for the Small-Cap Fund. The Capital Appreciation Fund’s return fell in between at around 12%. The funds’ results compared with those of their benchmark indexes and peer groups were mixed.

• The broad U.S. equity market rose by close to 13% in 2016, notwithstanding significant volatility, and small-capitalization stocks did even better. U.S. bonds returned almost 3%, but municipal bonds, which make up roughly half of the Balanced Fund, were barely positive.

• Concerns about global growth and commodity prices early in the year and the United Kingdom’s unexpected vote in June to leave the European Union put pressure on riskier assets. Those concerns, however, gave way to greater optimism about growth and inflation, especially following the U.S. presidential election.

Total Returns: Fiscal Year Ended December 31, 2016
Total
Returns
Vanguard Tax-Managed Balanced Fund	5.94%
Tax-Managed Balanced Composite Index	6.12
Mixed-Asset Target Allocation Moderate Funds Average	7.03
For a benchmark description, see the Glossary.
Mixed-Asset Target Allocation Moderate Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Vanguard Tax-Managed Capital Appreciation Fund
Admiral™ Shares	12.01%
Institutional Shares	12.06
Russell 1000 Index	12.05
Multi-Cap Core Funds Average	10.19
Multi-Cap Core Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Vanguard Tax-Managed Small-Cap Fund
Admiral Shares	25.73%
Institutional Shares	25.78
S&P SmallCap 600 Index	26.56
Small-Cap Core Funds Average	20.61
Small-Cap Core Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements. Institutional Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria.

Total Returns: Ten Years Ended December 31, 2016
Average
Annual Return
Tax-Managed Balanced Fund	5.94%
Tax-Managed Balanced Composite Index	6.15
Mixed-Asset Target Allocation Moderate Funds Average	4.14
For a benchmark description, see the Glossary.
Mixed-Asset Target Allocation Moderate Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Tax-Managed Capital Appreciation Fund Admiral Shares	7.20%
Russell 1000 Index	7.08
Multi-Cap Core Funds Average	5.51
Multi-Cap Core Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Tax-Managed Small-Cap Fund Admiral Shares	9.10%
S&P SmallCap 600 Index	9.03
Small-Cap Core Funds Average	6.33
Small-Cap Core Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

The figures shown represent past performance, which is not a guarantee of future results. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost.

Expense Ratios
Your Fund Compared With Its Peer Group
	Admiral	Institutional	Peer Group
	Shares	Shares	Average
Tax-Managed Balanced Fund	0.11%	—	0.87%
Tax-Managed Capital Appreciation Fund	0.11	0.07%	1.17
Tax-Managed Small-Cap Fund	0.11	0.07	1.25

The fund expense ratios shown are from the prospectus dated April 8, 2016, and represent estimated costs for the current fiscal year. For the fiscal year ended December 31, 2016, the funds’ expense ratios were: for the Tax-Managed Balanced Fund, 0.09%; for the Tax-Managed Capital Appreciation Fund, 0.09% for Admiral Shares and 0.06% for Institutional Shares; and for the Tax-Managed Small-Cap Fund, 0.09% for Admiral Shares and 0.06% for Institutional Shares. Peer-group expense ratios are derived from data provided by Lipper, a Thomson Reuters Company, and capture information through year-end 2015.

Peer groups: For the Tax-Managed Balanced Fund, Mixed-Asset Target Allocation Moderate Funds; for the Tax-Managed Capital Appreciation Fund, Multi-Cap Core Funds; and for the Tax-Managed Small-Cap Fund, Small-Cap Core Funds.

Chairman’s Perspective

Bill McNabb
Chairman and Chief Executive Officer

Dear Shareholder,

If you’re like most investors, a big question on your mind is: What’s in store for the markets and the economy in 2017?

At Vanguard, we’re just as curious about the immediate future. But our curiosity is tempered by our belief that forecasts should give a range of possible outcomes, not pinpoint predictions. After all, there are bound to be occurrences the experts won’t see coming.

What really matters for investors

In 2016, we saw two cases in point: The United Kingdom’s June vote to exit the European Union and the November election of Donald Trump as U.S. president. Both unexpected outcomes triggered swift market reactions. But despite some short-term volatility, the markets’ 12-month performance as of December 31, 2016, proved to be less dramatic. U.S. stocks posted healthy returns, and U.S. bonds provided returns close to their long-term averages. International stocks and bonds also advanced, although returns for U.S. investors were reduced by the strength of the U.S. dollar.

The surprises of 2016 remind us to be skeptical of overly precise short-term predictions about 2017. At the cusp of a new year, market prognosticators forecast where the Standard & Poor’s 500 Index or the yield on the 10-year Treasury note will end up in 12 months. Such predictions can be attention-getting. They can also be dead wrong.

Investors are better off taking note of long-term trends that stand to influence our economies and markets. We’re watching these trends closely, and we discuss our latest assessment in our 2017 economic and market outlook, which you can read at vanguard.com/research.

Our global economic outlook: Expect stabilization, not stagnation

One phenomenon in particular that we’re watching is the low-growth, low-interest-rate environment that has marked the global economy since the 2008–09 financial crisis. We don’t think this economic backdrop is simply the result of cyclically weak demand or long-term stagnation. Instead, certain structural forces are contributing: Falling technology costs are restraining the amounts businesses are spending on capital investment, an aging population is weighing on growth in the developed world, and the free movement of capital and products across the globe has restrained prices and wages.

In the near term, these forces will continue to dampen growth, inflation, and interest rates. They also make it unlikely that further monetary stimulus from central banks will do much to spur growth.

I realize this all may sound gloomy, but that’s not how we see it. We expect global growth to stabilize at more modest levels, not stagnate. The world isn’t headed for Japanese-style deflation, in which a widespread sustained drop in prices puts economic activity into hibernation.

Market Barometer
		Average Annual Total Returns
		Periods Ended December 31, 2016
	One	Three	Five
	Year	Years	Years
Stocks
Russell 1000 Index (Large-caps)	12.05%	8.59%	14.69%
Russell 2000 Index (Small-caps)	21.31	6.74	14.46
Russell 3000 Index (Broad U.S. market)	12.74	8.43	14.67
FTSE All-World ex US Index (International)	4.80	-1.16	5.52

Bonds
Bloomberg Barclays U.S. Aggregate Bond Index
(Broad taxable market)	2.65%	3.03%	2.23%
Bloomberg Barclays Municipal Bond Index
(Broad tax-exempt market)	0.25	4.14	3.28
Citigroup Three-Month U.S. Treasury Bill Index	0.27	0.09	0.08

CPI
Consumer Price Index	2.07%	1.18%	1.36%

In fact, we believe that global growth could pick up modestly over time. Our expectation is based on a potential rebound in productivity as new digital technologies are used more effectively. We also anticipate a slight recovery in the labor force as the baby boom generation finishes its transition to retirement, nudging up demand for workers.

Put expansion in perspective

Looking to the United States, the world’s largest economy remains firmly on a long-term-growth path of about 2% per year. That’s lower than the historical average of 3.25% since 1950. We see such growth at this level as fundamentally sound, rather than abnormally low. Our evaluation takes into account lower U.S. population growth and the reality that the economic expansion from the 1980s until the financial crisis was fueled by debt, distorting the numbers.

Turning to prices, we think that core U.S. inflation should modestly exceed 2% in 2017. That, in turn, will support further interest rate hikes by the Federal Reserve, similar to the one at the end of 2016.

We expect the Fed to raise rates in 2017 before taking an extended pause, and we see the federal funds rate staying below 2% through at least 2018.

Prepare for muted returns

And what about prospects for the markets? Vanguard’s outlook for global stocks and bonds remains the most guarded in ten years, given fairly high stock valuations

Expect more modest returns, rely on time-tested principles

In Vanguard’s economic and market outlook for 2017, Global Chief Economist Joseph Davis and his team offer a projection of more modest returns from the global stock and bond markets. They caution that, over the next decade, returns for a balanced portfolio are likely to be moderately below long-run historical averages.

The team’s simulations indicate that for the decade ending in 2026, the average annualized return of a 60% stock/40% bond portfolio is likely to be centered in the 3%–5% range after inflation. That’s below the actual average after-inflation return of 6% for the same portfolio for the nine decades since 1926.

Ultimately, our global market outlook points toward a somewhat more challenging environment, yet one in which, over time, investors with an appropriate level of discipline, diversification, and patience are likely to be rewarded with reasonable inflation-adjusted returns.

For more information about our expectations and the probability of various outcomes, see 2017
Economic and Market Outlook: Stabilization, Not Stagnation, available at vanguard.com/research.

IMPORTANT: The projections and other information generated by the Vanguard Capital Markets Model® (VCMM) regarding the likelihood of various investment outcomes are hypothetical in nature, do not reflect actual investment results, and are not guarantees of future results. Distribution of return outcomes from the VCMM are derived from 10,000 simulations for each modeled asset class. Simulations as of September 30, 2016. Results from the model may vary with each use and over time. For more information, see the note at the end of this letter.

and the low-interest-rate environment. We don’t expect global bond yields to increase materially from year-end 2016 levels.

Our outlook for global equities is annualized returns of 5%–8% over the next decade. This outlook isn’t bearish, but is actually fairly positive when you take into account the current low-rate environment. (See the box titled Expect more modest returns, rely on time-tested principles for more.)

Focus on the four keys to investment success

Significant trends often happen gradually. Like shifting tides, they’re sometimes barely noticeable at first but ultimately can change the landscape entirely. Other times, apparent trends can end up receding before they have much of a long-term impact. Given the future’s inherent unpredictability, it’s not reasonable to expect a surefire block-buster revelation from any prognosticator or investment firm.

What to conclude, then? No matter what scenario plays out, we believe investors have the best chance for success if they stay focused on what they can control: their goals, asset allocation, and investment costs, along with the discipline to stick to a plan. As Tim Buckley, our chief investment officer, likes to say, this can be easy to say but harder to do, especially in times of uncertainty. Investors who can stay focused on those four keys will find themselves well-positioned to weather any market.

As always, thank you for investing with Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
January 16, 2017

IMPORTANT: The projections and other information generated by the Vanguard Capital Markets Model regarding the likelihood of various investment outcomes are hypothetical in nature, do not reflect actual investment results, and are not guarantees of future results. VCMM results will vary with each use and over time.

The VCMM projections are based on a statistical analysis of historical data. Future returns may behave differently from the historical patterns captured in the VCMM. More important, the VCMM may be underestimating extreme negative scenarios unobserved in the historical period on which the model estimation is based.

The VCMM is a proprietary financial simulation tool developed and maintained by Vanguard’s Investment Strategy Group. The model forecasts distributions of future returns for a wide array of broad asset classes. Those asset classes include U.S. and international equity markets, several maturities of the U.S. Treasury and corporate fixed income markets, international fixed income markets, U.S. money markets, commodities, and certain alternative investment strategies. The theoretical and empirical foundation for the Vanguard Capital Markets Model is that the returns of various asset classes reflect the compensation investors require for bearing different types of systematic risk (beta). At the core of the model are estimates of the dynamic statistical relationship between risk factors and asset returns, obtained from statistical analysis based on available monthly financial and economic data. Using a system of estimated equations, the model then applies a Monte Carlo simulation method to project the estimated interrelationships among risk factors and asset classes as well as uncertainty and randomness over time. The model generates a large set of simulated outcomes for each asset class over several time horizons. Forecasts are obtained by computing measures of central tendency in these simulations. Results produced by the tool will vary with each use and over time.

Tax-Managed Balanced Fund

Fund Profile
As of December 31, 2016

Equity and Portfolio Characteristics
			DJ
			U.S.
		Russell	Total
		1000	Market
	Fund	Index FA Index
Number of Stocks	880	999	3,833
Median Market Cap	$63.6B	$67.1B	$54.1B
Price/Earnings Ratio	23.6x	23.7x	24.4x
Price/Book Ratio	2.9x	2.9x	2.8x
Return on Equity	17.3%	17.0%	16.5%
Earnings Growth
Rate	8.3%	8.3%	8.2%
Dividend Yield	1.9%	2.0%	2.0%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate	11%	—	—
Ticker Symbol	VTMFX	—	—
Expense Ratio[1]	0.11%	—	—
30-Day SEC Yield	2.10%	—	—
Short-Term Reserves	0.0%	—	—

Fixed Income Characteristics
		Bloomberg
		Barclays	Bloomberg
		1-15 Year	Barclays
		Municipal	Municipal
	Fund	Index Bond Index
Number of Bonds	1,590	40,573	50,117
Yield to Maturity
(before expenses)	2.4%	2.3%	2.7%
Average Coupon	4.6%	4.8%	4.8%
Average Duration	5.2 years	4.8 years	6.2 years
Average Stated
Maturity	8.5 years	7.9 years	12.8 years

Total Fund Volatility Measures
		DJ
	Tax-Managed	U.S. Total
	Balanced	Market
	Comp Index	FA Index
R-Squared	1.00	0.89
Beta	0.97	0.43

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Stocks (% of equity portfolio)
Apple Inc.	Computer
	Technology	2.9%
Microsoft Corp.	Computer Services
	Software & Systems	2.2
Alphabet Inc.	Computer Services
	Software & Systems	2.2
Exxon Mobil Corp.	Oil: Integrated	1.7
Johnson & Johnson	Pharmaceuticals	1.5
Berkshire Hathaway Inc. Insurance: Multi-Line		1.5
JPMorgan Chase & Co.	Diversified Financial
	Services	1.4
Amazon.com Inc.	Diversified Retail	1.3
General Electric Co.	Diversified
	Manufacturing
	Operations	1.3
AT&T Inc.	Utilities:
	Telecommunications	1.2
Top Ten		17.2%
Top Ten as % of Total Net Assets		8.4%

The holdings listed exclude any temporary cash investments and equity index products.

Fund Asset Allocation

1 The expense ratio shown is from the prospectus dated April 8, 2016, and represents estimated costs for the current fiscal year. For the fiscal year ended December 31, 2016, the expense ratio was 0.09%.

Tax-Managed Balanced Fund

Sector Diversification (% of equity exposure)
			DJ
		Russell	U.S. Total
		1000	Market
	Fund	Index	FA Index
Consumer
Discretionary	13.7%	13.7%	13.7%
Consumer Staples	7.7	7.9	7.4
Energy	7.2	7.3	7.0
Financial Services	21.3	20.8	21.3
Health Care	12.2	13.0	13.0
Materials &
Processing	3.6	3.6	3.9
Producer Durables	11.1	10.9	11.0
Technology	17.4	17.2	17.2
Utilities	5.8	5.6	5.5

Distribution by Credit Quality (% of fixed income portfolio)
AAA	22.8%
AA	51.9
A	17.0
BBB	6.9
BB	0.1
B	0.4
Not Rated	0.9

Credit-quality ratings are obtained from Moody's and S&P, and the higher rating for each issue is shown. "Not Rated" is used to classify securities for which a rating is not available. For more information about these ratings, see the Glossary entry for Credit Quality.

Equity Investment Focus

Fixed Income Investment Focus

Distribution by Average Stated Maturity (% of fixed income portfolio)
Under 1 Year	6.1%
1 - 3 Years	13.9
3 - 5 Years	12.9
5 - 10 Years	28.9
10 - 20 Years	37.9
20 - 30 Years	0.2
Over 30 Years	0.1

Largest Area Concentrations (% of fixed income portfolio)
New York	15.2%
California	13.0
Texas	9.9
Illinois	5.3
Pennsylvania	5.0
Florida	4.3
Maryland	4.3
Massachusetts	3.7
Michigan	3.2
Arizona	3.1
Top Ten	67.0%

"Largest Area Concentration" figures exclude any fixed income futures contracts.

Tax-Managed Balanced Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 2006, Through December 31, 2016

Initial Investment of $10,000

	Average Annual Total Returns
	Periods Ended December 31, 2016
				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Tax-Managed Balanced Fund	5.94%	8.58%	5.94%	$17,804
Tax-Managed Balanced Composite
Index	6.12	8.69	6.15	18,165
Mixed-Asset Target Allocation
Moderate Funds Average	7.03	6.92	4.14	15,009
Bloomberg Barclays Municipal Bond
Index	0.25	3.28	4.25	15,158
Dow Jones U.S. Total Stock Market
Float Adjusted Index	12.62	14.59	7.18	20,003

For a benchmark description, see the Glossary.
Mixed-Asset Target Allocation Moderate Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

See Financial Highlights for dividend and capital gains information.

Tax-Managed Balanced Fund

Fiscal-Year Total Returns (%): December 31, 2006, Through December 31, 2016

Tax-Managed Balanced Fund

Financial Statements

Statement of Net Assets
As of December 31, 2016

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value•
		Shares	($000)
Common Stocks (48.4%)
Consumer Discretionary (6.6%)
*	Amazon.com Inc.	26,837	20,124
	Walt Disney Co.	112,466	11,721
	Home Depot Inc.	87,099	11,678
	Comcast Corp. Class A	166,121	11,471
	Wal-Mart Stores Inc.	105,249	7,275
	McDonald’s Corp.	59,574	7,251
*	Priceline Group Inc.	3,654	5,357
	Starbucks Corp.	93,826	5,209
	Time Warner Inc.	51,696	4,990
	Costco Wholesale Corp.	30,493	4,882
	NIKE Inc. Class B	87,828	4,464
	Lowe’s Cos. Inc.	57,915	4,119
*	Charter Communications Inc.
	Class A	13,061	3,761
*	Netflix Inc.	26,568	3,289
	General Motors Co.	91,500	3,188
	TJX Cos. Inc.	42,186	3,169
	Ford Motor Co.	247,200	2,999
*	eBay Inc.	95,708	2,842
	CBS Corp. Class B	42,313	2,692
	Target Corp.	37,045	2,676
	Marriott International Inc.
	Class A	29,328	2,425
*	O’Reilly Automotive Inc.	8,274	2,304
	Ross Stores Inc.	33,108	2,172
	Twenty-First Century Fox Inc.
	Class A	76,951	2,158
	Newell Brands Inc.	46,696	2,085
*	AutoZone Inc.	2,377	1,877
	Dollar General Corp.	22,000	1,630
*	MGM Resorts International	54,205	1,563
*	Dollar Tree Inc.	20,151	1,555
	Yum! Brands Inc.	23,005	1,457
	Advance Auto Parts Inc.	8,204	1,387
	Domino’s Pizza Inc.	8,620	1,373
*	DISH Network Corp.
	Class A	23,646	1,370

	Estee Lauder Cos. Inc.
	Class A	17,818	1,363
	Lear Corp.	10,000	1,324
	Sirius XM Holdings Inc.	296,568	1,320
*	Mohawk Industries Inc.	6,574	1,313
	Expedia Inc.	11,176	1,266
	Royal Caribbean Cruises Ltd.	15,347	1,259
	Hilton Worldwide Holdings
	Inc.	46,050	1,253
	Las Vegas Sands Corp.	22,800	1,218
	Thor Industries Inc.	12,100	1,211
	Carnival Corp.	23,150	1,205
	L Brands Inc.	16,200	1,067
	Fortune Brands Home
	& Security Inc.	19,125	1,022
	Lennar Corp. Class A	22,903	983
	DR Horton Inc.	35,942	982
	VF Corp.	18,000	960
	Gentex Corp.	48,470	954
	Tractor Supply Co.	12,514	949
	CST Brands Inc.	19,366	932
*	Live Nation Entertainment
	Inc.	33,419	889
*	Ulta Salon Cosmetics
	& Fragrance Inc.	3,464	883
	Wyndham Worldwide Corp.	11,500	878
	News Corp. Class A	74,867	858
	Coach Inc.	24,420	855
*	NVR Inc.	507	846
	Service Corp. International	28,000	795
	Hanesbrands Inc.	36,400	785
*	WABCO Holdings Inc.	7,196	764
	Dunkin’ Brands Group Inc.	14,492	760
	PVH Corp.	8,403	758
	Twenty-First Century Fox Inc. 27,500		749
	Wendy’s Co.	54,370	735
	Harley-Davidson Inc.	12,290	717
	Harman International
	Industries Inc.	6,307	701

Tax-Managed Balanced Fund

			Market
			Value•
		Shares	($000)
*	JC Penney Co. Inc.	84,253	700
	Macy’s Inc.	19,394	694
	Nordstrom Inc.	14,400	690
*	CarMax Inc.	10,501	676
	Omnicom Group Inc.	7,900	672
	Delphi Automotive plc	9,900	667
	Scripps Networks Interactive
	Inc. Class A	9,268	661
	Best Buy Co. Inc.	15,300	653
*	Discovery Communications
	Inc.	24,041	644
*	Chipotle Mexican Grill Inc.
	Class A	1,648	622
*	Yum China Holdings Inc.	23,005	601
	Visteon Corp.	7,400	595
*	Madison Square Garden Co.
	Class A	3,385	581
	Kohl’s Corp.	11,385	562
	John Wiley & Sons Inc.
	Class A	9,018	491
*	Liberty Media Corp-Liberty
	SiriusXM	14,410	489
	Mattel Inc.	17,700	488
	Viacom Inc. Class A	12,501	481
*	LKQ Corp.	15,632	479
	Brinker International Inc.	9,637	477
	Dillard’s Inc. Class A	7,453	467
*	Liberty Broadband Corp.	5,973	442
*	Liberty Media Corp-Liberty
	SiriusXM	12,657	437
	Vail Resorts Inc.	2,700	436
	Wynn Resorts Ltd.	4,991	432
	Polaris Industries Inc.	5,200	428
	Signet Jewelers Ltd.	4,400	415
	Bed Bath & Beyond Inc.	10,100	410
*	TripAdvisor Inc.	8,791	408
	Foot Locker Inc.	5,700	404
*	Michael Kors Holdings Ltd.	9,283	399
*	Vista Outdoor Inc.	10,772	397
	Gap Inc.	17,685	397
	Lions Gate Entertainment
	Corp. Class B	15,737	386
*	Panera Bread Co. Class A	1,827	375
	BorgWarner Inc.	8,952	353
	Coty Inc. Class A	18,849	345
	Viacom Inc. Class B	9,527	334
	Hasbro Inc.	4,200	327
*	Liberty Broadband Corp.
	Class A	4,259	309
*	Lululemon Athletica Inc.	4,692	305
*	Adient plc	5,095	299
	Ralph Lauren Corp. Class A	3,073	278
*	Fitbit Inc. Class A	37,859	277
	Nielsen Holdings plc	6,500	273
	Tiffany & Co.	3,500	271

*	ServiceMaster Global
	Holdings Inc.	6,876	259
	Darden Restaurants Inc.	3,500	255
	Genuine Parts Co.	2,600	248
	Whirlpool Corp.	1,300	236
*	Liberty Ventures Class A	5,781	213
*	Liberty Interactive Corp.
	QVC Group Class A	10,238	205
	H&R Block Inc.	8,800	202
	Williams-Sonoma Inc.	4,000	194
*	Discovery Communications
	Inc. Class A	6,841	188
*	Murphy USA Inc.	2,740	168
	Interpublic Group of Cos. Inc. 6,900		162
	Aramark	4,400	157
*	Liberty Expedia Holdings Inc.
	Class A	3,854	153
	Goodyear Tire & Rubber Co.	4,600	142
*	Norwegian Cruise Line
	Holdings Ltd.	3,329	142
*	Sally Beauty Holdings Inc.	5,084	134
*	Pandora Media Inc.	9,798	128
*	Burlington Stores Inc.	1,500	127
	Penske Automotive Group
	Inc.	2,200	114
	Leggett & Platt Inc.	2,300	112
	AMERCO	300	111
	PulteGroup Inc.	6,000	110
	Dick’s Sporting Goods Inc.	1,800	96
	KAR Auction Services Inc.	2,200	94
*	Toll Brothers Inc.	2,401	74
	Garmin Ltd.	1,500	73
*	Cabela’s Inc.	1,083	63
*	Tempur Sealy International
	Inc.	873	60
*	Urban Outfitters Inc.	1,911	54
*	Avis Budget Group Inc.	1,400	51
*	Hertz Global Holdings Inc.	2,248	48
*	Under Armour Inc.	1,811	46
*	Kate Spade & Co.	2,300	43
*	Michaels Cos. Inc.	1,794	37
*	AMC Networks Inc. Class A	573	30
	Lennar Corp. Class B	680	23
			205,146
Consumer Staples (3.7%)
	Procter & Gamble Co.	183,420	15,422
	Coca-Cola Co.	262,664	10,890
	PepsiCo Inc.	92,790	9,709
	Altria Group Inc.	141,180	9,547
	Philip Morris International
	Inc.	92,449	8,458
	Mondelez International Inc.
	Class A	109,437	4,851
	Walgreens Boots Alliance
	Inc.	58,078	4,807

Tax-Managed Balanced Fund

			Market
			Value•
		Shares	($000)
	CVS Health Corp.	54,692	4,316
	Colgate-Palmolive Co.	64,670	4,232
	Kraft Heinz Co.	39,259	3,428
	Reynolds American Inc.	59,091	3,311
	Kimberly-Clark Corp.	21,752	2,482
	Kroger Co.	58,600	2,022
	Constellation Brands Inc.
	Class A	12,887	1,976
	General Mills Inc.	30,514	1,885
	Tyson Foods Inc. Class A	27,747	1,711
*	Monster Beverage Corp.	37,051	1,643
	Archer-Daniels-Midland Co.	35,973	1,642
	Sysco Corp.	27,800	1,539
	Dr Pepper Snapple Group
	Inc.	16,632	1,508
	Molson Coors Brewing Co.
	Class B	14,200	1,382
	Hershey Co.	13,200	1,365
	JM Smucker Co.	9,651	1,236
	McCormick & Co. Inc.	13,147	1,227
	Ingredion Inc.	9,686	1,210
	Clorox Co.	10,000	1,200
*	WhiteWave Foods Co.
	Class A	20,815	1,157
	Church & Dwight Co. Inc.	25,710	1,136
	Hormel Foods Corp.	30,684	1,068
	Brown-Forman Corp.
	Class B	23,276	1,046
	Mead Johnson Nutrition Co.	12,513	885
*	Rite Aid Corp.	94,214	776
	Kellogg Co.	10,400	767
*	Herbalife Ltd.	15,255	734
	Conagra Brands Inc.	16,800	664
	Bunge Ltd.	7,914	572
*	Blue Buffalo Pet Products
	Inc.	20,612	496
	Whole Foods Market Inc.	16,000	492
*	US Foods Holding Corp.	17,141	471
*	Edgewell Personal Care Co.	6,311	461
	Pilgrim’s Pride Corp.	17,141	326
	Energizer Holdings Inc.	6,965	311
	Campbell Soup Co.	4,600	278
*	Hain Celestial Group Inc.	5,900	230
*	Lamb Weston Holdings Inc.	5,600	212
*	Post Holdings Inc.	1,700	137
	Pinnacle Foods Inc.	2,000	107
	Flowers Foods Inc.	4,800	96
	Casey’s General Stores Inc.	200	24
			115,445
Energy (3.5%)
	Exxon Mobil Corp.	288,315	26,023
	Chevron Corp.	130,132	15,317
	Schlumberger Ltd.	98,067	8,233
	ConocoPhillips	82,212	4,122
	EOG Resources Inc.	36,156	3,655

	Occidental Petroleum Corp.	50,004	3,562
	Halliburton Co.	59,825	3,236
	Phillips 66	33,106	2,861
	Kinder Morgan Inc.	117,500	2,433
	Anadarko Petroleum Corp.	33,792	2,356
	Pioneer Natural Resources
	Co.	11,839	2,132
*	Concho Resources Inc.	14,880	1,973
	Valero Energy Corp.	25,700	1,756
	Marathon Petroleum Corp.	34,482	1,736
	Spectra Energy Corp.	40,100	1,648
	Baker Hughes Inc.	25,250	1,640
*	Continental Resources Inc.	31,728	1,635
	Williams Cos. Inc.	48,200	1,501
	Devon Energy Corp.	31,554	1,441
	Cimarex Energy Co.	9,876	1,342
*	FMC Technologies Inc.	34,715	1,233
*	Newfield Exploration Co.	28,918	1,171
	Apache Corp.	18,138	1,151
	Marathon Oil Corp.	57,682	998
	EQT Corp.	13,897	909
	Hess Corp.	13,930	868
	Noble Energy Inc.	21,298	811
	National Oilwell Varco Inc.	21,529	806
	World Fuel Services Corp.	17,200	790
	Patterson-UTI Energy Inc.	28,702	773
	ONEOK Inc.	13,184	757
*	Cheniere Energy Inc.	16,902	700
*	Energen Corp.	12,130	700
	Tesoro Corp.	7,200	630
	Helmerich & Payne Inc.	7,915	613
	Cabot Oil & Gas Corp.	25,804	603
	RPC Inc.	28,107	557
	Targa Resources Corp.	9,700	544
	Range Resources Corp.	13,046	448
	HollyFrontier Corp.	12,392	406
*	Chesapeake Energy Corp.	51,300	360
*	Southwestern Energy Co.	24,897	269
	Nabors Industries Ltd.	16,420	269
*	Antero Resources Corp.	10,320	244
*	Diamondback Energy Inc.	2,410	244
	Murphy Oil Corp.	7,300	227
*	Transocean Ltd.	15,300	226
	CONSOL Energy Inc.	12,300	224
*	WPX Energy Inc.	12,644	184
*	Whiting Petroleum Corp.	14,000	168
	SM Energy Co.	4,400	152
	PBF Energy Inc. Class A	5,400	151
*	Parsley Energy Inc. Class A	3,900	137
*	QEP Resources Inc.	7,200	133
*	Rice Energy Inc.	4,550	97
*	Laredo Petroleum Inc.	6,190	88
*	Rowan Cos. plc Class A	4,300	81
*	First Solar Inc.	1,400	45

Tax-Managed Balanced Fund

			Market
			Value•
		Shares	($000)
*	Weatherford International
	plc	8,300	41
			107,410
Financial Services (10.3%)
*	Berkshire Hathaway Inc.
	Class B	133,452	21,750
	JPMorgan Chase & Co.	250,001	21,573
	Wells Fargo & Co.	314,059	17,308
	Bank of America Corp.	701,280	15,498
	Citigroup Inc.	200,498	11,916
	Visa Inc. Class A	131,515	10,261
	Goldman Sachs Group Inc.	32,335	7,743
	Mastercard Inc. Class A	67,000	6,918
	American International
	Group Inc.	81,900	5,349
	US Bancorp	92,400	4,747
	American Express Co.	60,159	4,457
	Simon Property Group Inc.	23,328	4,145
	Morgan Stanley	87,560	3,699
	Chubb Ltd.	27,485	3,631
*	PayPal Holdings Inc.	90,734	3,581
	American Tower Corporation	33,519	3,542
	Charles Schwab Corp.	89,405	3,529
	Bank of New York Mellon
	Corp.	73,032	3,460
	MetLife Inc.	58,940	3,176
	PNC Financial Services
	Group Inc.	26,300	3,076
	BlackRock Inc.	7,712	2,935
	Capital One Financial Corp.	31,892	2,782
	Aon plc	23,340	2,603
	Prudential Financial Inc.	24,912	2,592
	Synchrony Financial	71,463	2,592
	Public Storage	11,572	2,586
	CME Group Inc.	22,095	2,549
	Crown Castle International
	Corp.	24,967	2,166
	SunTrust Banks Inc.	38,929	2,135
	Allstate Corp.	28,400	2,105
	BB&T Corp.	43,800	2,059
	Equity Residential	31,550	2,031
*	Fiserv Inc.	19,060	2,026
	Intercontinental Exchange
	Inc.	33,455	1,888
	Equinix Inc.	5,196	1,857
	Travelers Cos. Inc.	15,089	1,847
	AvalonBay Communities Inc.	10,200	1,807
	State Street Corp.	22,969	1,785
	Marsh & McLennan Cos.
	Inc.	26,000	1,757
	Discover Financial Services	24,229	1,747
	Prologis Inc.	32,400	1,710
	First Republic Bank	17,776	1,638
	Hartford Financial Services
	Group Inc.	34,200	1,630

	Vornado Realty Trust	15,600	1,628
	Fidelity National Information
	Services Inc.	21,481	1,625
	Boston Properties Inc.	12,781	1,608
	Progressive Corp.	44,997	1,597
	Welltower Inc.	23,800	1,593
	Loews Corp.	33,975	1,591
*	SVB Financial Group	9,175	1,575
	KeyCorp	84,218	1,539
	Zions Bancorporation	35,733	1,538
	Equifax Inc.	12,488	1,476
	Comerica Inc.	21,600	1,471
	Weyerhaeuser Co.	48,386	1,456
*	Arch Capital Group Ltd.	16,812	1,451
*	Markel Corp.	1,571	1,421
	Essex Property Trust Inc.	5,973	1,389
	S&P Global Inc.	12,900	1,387
*	Alleghany Corp.	2,211	1,345
	Moody’s Corp.	14,200	1,339
	Ventas Inc.	21,400	1,338
	Torchmark Corp.	18,022	1,329
*	E*TRADE Financial Corp.	37,548	1,301
	Regions Financial Corp.	90,215	1,295
	General Growth Properties
	Inc.	51,800	1,294
	Aflac Inc.	18,100	1,260
	Realty Income Corp.	21,500	1,236
	Global Payments Inc.	17,428	1,210
	Huntington Bancshares Inc.	89,700	1,186
*	Signature Bank	7,880	1,184
	Digital Realty Trust Inc.	11,800	1,159
	WR Berkley Corp.	16,593	1,104
	Unum Group	25,027	1,099
	Lincoln National Corp.	16,530	1,095
	Reinsurance Group of
	America Inc. Class A	8,670	1,091
	SL Green Realty Corp.	10,059	1,082
	East West Bancorp Inc.	21,269	1,081
	RenaissanceRe Holdings Ltd.	7,918	1,079
	MSCI Inc. Class A	13,634	1,074
	Fifth Third Bancorp	39,575	1,067
	American Homes 4 Rent
	Class A	50,035	1,050
	Federal Realty Investment
	Trust	7,319	1,040
	Assured Guaranty Ltd.	27,394	1,035
	Extra Space Storage Inc.	13,300	1,027
	Nasdaq Inc.	15,273	1,025
	Commerce Bancshares Inc.	17,337	1,002
	Equity LifeStyle Properties
	Inc.	13,673	986
	Total System Services Inc.	19,900	976
	Assurant Inc.	10,500	975
	SEI Investments Co.	19,647	970
	FactSet Research Systems
	Inc.	5,919	967

Tax-Managed Balanced Fund

			Market
			Value•
		Shares	($000)
	Synovus Financial Corp.	23,542	967
	Brown & Brown Inc.	21,461	963
	TD Ameritrade Holding Corp.	21,961	958
	Lamar Advertising Co.
	Class A	14,200	955
	Everest Re Group Ltd.	4,400	952
	Annaly Capital Management
	Inc.	95,200	949
	First Horizon National Corp.	47,340	947
*	Howard Hughes Corp.	8,140	929
	Douglas Emmett Inc.	25,134	919
*	Equity Commonwealth	30,186	913
	Popular Inc.	20,800	911
	Mid-America Apartment
	Communities Inc.	9,294	910
	Kilroy Realty Corp.	12,189	892
	White Mountains Insurance
	Group Ltd.	1,066	891
	Associated Banc-Corp	35,827	885
	Host Hotels & Resorts Inc.	46,699	880
	HCP Inc.	29,600	880
	CBOE Holdings Inc.	11,800	872
	Alliance Data Systems Corp.	3,804	869
	Apartment Investment
	& Management Co.	18,776	853
	Forest City Realty Trust Inc.
	Class A	40,632	847
*	Western Alliance Bancorp	17,239	840
	Empire State Realty Trust
	Inc.	39,457	797
	Raymond James Financial
	Inc.	11,434	792
	Franklin Resources Inc.	19,575	775
	TCF Financial Corp.	39,500	774
*	CBRE Group Inc. Class A	24,393	768
*	First Data Corp. Class A	51,824	735
	Taubman Centers Inc.	9,800	725
	Allied World Assurance Co.
	Holdings AG	13,344	717
*	Zillow Group Inc.	18,096	660
	Hanover Insurance Group
	Inc.	7,214	657
	Dun & Bradstreet Corp.	5,400	655
	TFS Financial Corp.	34,400	655
	M&T Bank Corp.	4,100	641
	Macerich Co.	8,800	623
	Morningstar Inc.	8,088	595
	Tanger Factory Outlet
	Centers Inc.	16,300	583
	First Hawaiian Inc.	16,576	577
*	Credit Acceptance Corp.	2,586	562
	AGNC Investment Corp.	29,900	542
*	Affiliated Managers Group
	Inc.	3,684	535
*	Square Inc.	37,588	512
	Northern Trust Corp.	5,700	508

	Jones Lang LaSalle Inc.	5,012	506
*	FleetCor Technologies Inc.	3,491	494
	Kimco Realty Corp.	19,200	483
	Ally Financial Inc.	24,954	475
	Brixmor Property Group Inc.	19,000	464
	Citizens Financial Group Inc.	12,700	453
	DDR Corp.	29,107	444
	Invesco Ltd.	14,500	440
	Principal Financial Group Inc.	7,500	434
	Legg Mason Inc.	14,354	429
	CNA Financial Corp.	8,693	361
	Thomson Reuters Corp.	7,900	346
	BOK Financial Corp.	4,040	335
	New York Community
	Bancorp Inc.	19,700	313
	Retail Properties of America
	Inc.	19,700	302
	Iron Mountain Inc.	9,100	296
	UDR Inc.	7,800	285
	ProAssurance Corp.	5,000	281
*	Vantiv Inc. Class A	4,683	279
	T. Rowe Price Group Inc.	3,700	278
	FNF Group	7,847	266
*	OneMain Holdings Inc.
	Class A	11,013	244
	NorthStar Realty Finance
	Corp.	14,900	226
	National Retail Properties
	Inc.	5,100	225
	XL Group Ltd.	5,900	220
*	CoreCivic Inc.	8,500	208
	Lazard Ltd. Class A	5,025	206
	Cincinnati Financial Corp.	2,700	205
	Leucadia National Corp.	8,733	203
	Western Union Co.	8,700	189
	VEREIT Inc.	20,300	172
	Voya Financial Inc.	4,100	161
	Duke Realty Corp.	5,900	157
	Arthur J Gallagher & Co.	3,000	156
	CIT Group Inc.	3,500	149
	Alexandria Real Estate
	Equities Inc.	1,300	144
	American Campus
	Communities Inc.	2,900	144
	Broadridge Financial
	Solutions Inc.	2,100	139
*	TransUnion	4,475	138
	Ameriprise Financial Inc.	1,180	131
	Camden Property Trust	1,500	126
*	CoreLogic Inc.	3,411	126
	Jack Henry & Associates Inc.	1,400	124
	Regency Centers Corp.	1,800	124
	Two Harbors Investment
	Corp.	14,000	122
	Outfront Media Inc.	4,615	115
	WP Carey Inc.	1,800	106

Tax-Managed Balanced Fund

			Market
			Value•
		Shares	($000)
	Omega Healthcare Investors
	Inc.	3,400	106
	Endurance Specialty
	Holdings Ltd.	1,100	102
*	WEX Inc.	901	101
	Communications Sales
	& Leasing Inc.	3,900	99
	Hospitality Properties Trust	3,122	99
*	Quality Care Properties Inc.	5,920	92
	Spirit Realty Capital Inc.	8,000	87
	Liberty Property Trust	2,100	83
	Starwood Property Trust Inc.	3,500	77
*	SLM Corp.	6,800	75
	Paramount Group Inc.	4,666	75
	MarketAxess Holdings Inc.	500	73
	Interactive Brokers Group Inc.	1,820	66
	PacWest Bancorp	1,200	65
	Axis Capital Holdings Ltd.	1,000	65
	American Financial Group Inc.	700	62
*	Santander Consumer USA
	Holdings Inc.	3,500	47
	People’s United Financial Inc.	2,400	46
	Gaming and Leisure
	Properties Inc.	900	28
	Navient Corp.	1,600	26
	Highwoods Properties Inc.	500	26
	CubeSmart	900	24
	Sun Communities Inc.	300	23
	EPR Properties	300	22
	Senior Housing Properties
	Trust	1,100	21
	Cullen/Frost Bankers Inc.	200	18
			318,034
Health Care (5.9%)
	Johnson & Johnson	192,444	22,171
	Pfizer Inc.	374,987	12,180
	Merck & Co. Inc.	191,421	11,269
	UnitedHealth Group Inc.	61,813	9,893
	Amgen Inc.	54,555	7,976
	Medtronic plc	99,010	7,052
*	Celgene Corp.	55,424	6,415
	Gilead Sciences Inc.	88,674	6,350
	AbbVie Inc.	90,754	5,683
	Bristol-Myers Squibb Co.	85,560	5,000
*	Biogen Inc.	15,363	4,357
	Thermo Fisher Scientific Inc.	27,567	3,890
	Abbott Laboratories	94,800	3,641
	Eli Lilly & Co.	48,000	3,530
*	Allergan plc	16,290	3,421
*	Express Scripts Holding Co.	48,031	3,304
	Danaher Corp.	38,551	3,001
	Aetna Inc.	22,455	2,785
	Stryker Corp.	22,549	2,702
	Cigna Corp.	19,741	2,633
*	Boston Scientific Corp.	115,541	2,499

	Anthem Inc.	16,126	2,318
	Humana Inc.	10,600	2,163
	Zoetis Inc.	39,180	2,097
*	HCA Holdings Inc.	28,031	2,075
	St. Jude Medical Inc.	22,035	1,767
*	Alexion Pharmaceuticals Inc.	14,386	1,760
*	Regeneron Pharmaceuticals
	Inc.	4,614	1,694
	Becton Dickinson and Co.	9,658	1,599
	CR Bard Inc.	6,965	1,565
	Baxter International Inc.	35,100	1,556
*	Quintiles IMS Holdings Inc.	19,841	1,509
	McKesson Corp.	10,636	1,494
	Zimmer Biomet Holdings Inc.	13,970	1,442
*	Laboratory Corp. of America
	Holdings	11,072	1,421
*	Intuitive Surgical Inc.	2,144	1,360
	Agilent Technologies Inc.	29,707	1,353
*	Cerner Corp.	27,828	1,318
	Cooper Cos. Inc.	7,263	1,270
*	Edwards Lifesciences Corp.	12,966	1,215
*	DaVita Inc.	18,845	1,210
	AmerisourceBergen Corp.
	Class A	14,706	1,150
	Dentsply Sirona Inc.	19,508	1,126
*	Incyte Corp.	11,200	1,123
	Universal Health Services Inc.
	Class B	10,447	1,111
*	Illumina Inc.	8,400	1,076
*	BioMarin Pharmaceutical Inc.	11,600	961
	PerkinElmer Inc.	17,000	887
*	QIAGEN NV	30,600	857
*	Varian Medical Systems Inc.	8,726	783
	Perrigo Co. plc	9,000	749
	Quest Diagnostics Inc.	8,019	737
	Hill-Rom Holdings Inc.	12,322	692
	Bio-Techne Corp.	6,600	679
*	Vertex Pharmaceuticals Inc.	7,855	579
*	Premier Inc. Class A	19,035	578
*	OPKO Health Inc.	59,381	552
	Cardinal Health Inc.	7,545	543
	Patterson Cos. Inc.	12,600	517
*	Alkermes plc	9,200	511
*	United Therapeutics Corp.	3,218	462
*	Centene Corp.	7,463	422
*	Charles River Laboratories
	International Inc.	5,500	419
*	Henry Schein Inc.	2,564	389
*	IDEXX Laboratories Inc.	3,255	382
*	Hologic Inc.	8,893	357
*	Mallinckrodt plc	7,075	352
	ResMed Inc.	4,300	267
*	Seattle Genetics Inc.	4,692	248
*	DexCom Inc.	4,119	246
*	Endo International plc	12,800	211

Tax-Managed Balanced Fund

			Market
			Value•
		Shares	($000)
*	Alere Inc.	4,900	191
*	Align Technology Inc.	1,810	174
*	Tenet Healthcare Corp.	10,525	156
*	Neurocrine Biosciences Inc.	3,900	151
*	Akorn Inc.	6,834	149
	Teleflex Inc.	800	129
*	VCA Inc.	1,809	124
*	Intercept Pharmaceuticals
	Inc.	1,127	122
*	Patheon NV	4,115	118
*	Intrexon Corp.	4,638	113
*	MEDNAX Inc.	1,373	91
*	WellCare Health Plans Inc.	600	82
*	Veeva Systems Inc. Class A	1,938	79
*	Agios Pharmaceuticals Inc.	1,819	76
*	Allscripts Healthcare
	Solutions Inc.	6,694	68
	West Pharmaceutical
	Services Inc.	800	68
*	LifePoint Health Inc.	655	37
	Bruker Corp.	1,500	32
*	ABIOMED Inc.	200	23
			182,887
Materials & Processing (1.8%)
	EI du Pont de Nemours
	& Co.	57,228	4,201
	Dow Chemical Co.	72,987	4,176
	Monsanto Co.	27,533	2,897
	Ecolab Inc.	17,900	2,098
	Vulcan Materials Co.	14,444	1,808
	LyondellBasell Industries NV
	Class A	20,738	1,779
	Newmont Mining Corp.	50,966	1,736
	Sherwin-Williams Co.	6,460	1,736
	Praxair Inc.	14,752	1,729
*	Freeport-McMoRan Inc.	129,128	1,703
	Air Products & Chemicals
	Inc.	11,600	1,668
	Ingersoll-Rand plc	20,400	1,531
	PPG Industries Inc.	15,400	1,459
	Martin Marietta Materials
	Inc.	6,586	1,459
	Celanese Corp. Class A	15,540	1,224
	Eagle Materials Inc.	11,900	1,172
	International Paper Co.	22,043	1,170
	Ball Corp.	15,418	1,157
	Valspar Corp.	10,400	1,078
*	Crown Holdings Inc.	19,669	1,034
	Lennox International Inc.	6,600	1,011
	Southern Copper Corp.	30,200	965
	Sealed Air Corp.	20,800	943
	Albemarle Corp.	10,400	895
	Hexcel Corp.	16,000	823
	Valmont Industries Inc.	5,211	734
	NewMarket Corp.	1,720	729

	Owens Corning	13,800	711
	Ashland Global Holdings Inc.	6,198	677
	Nucor Corp.	11,200	667
	WR Grace & Co.	9,792	662
	WestRock Co.	12,660	643
	Reliance Steel & Aluminum
	Co.	7,600	604
	Mosaic Co.	19,630	576
*	Owens-Illinois Inc.	32,798	571
	Silgan Holdings Inc.	9,942	509
	CF Industries Holdings Inc.	16,059	506
	FMC Corp.	8,798	498
	Scotts Miracle-Gro Co.
	Class A	5,042	482
	Westlake Chemical Corp.	7,800	437
	Fastenal Co.	8,625	405
	Eastman Chemical Co.	4,640	349
	Acuity Brands Inc.	1,400	323
	United States Steel Corp.	8,000	264
*	Alcoa Corp.	9,388	264
*	Armstrong World Industries
	Inc.	5,203	217
	Masco Corp.	6,000	190
*	Axalta Coating Systems Ltd.	6,954	189
	Packaging Corp. of America	2,100	178
	Royal Gold Inc.	2,800	177
	International Flavors
	& Fragrances Inc.	1,400	165
*	Versum Materials Inc.	5,800	163
	Steel Dynamics Inc.	4,200	149
*	USG Corp.	5,000	144
	RPM International Inc.	2,300	124
	Tahoe Resources Inc.	9,100	86
*	Berry Plastics Group Inc.	1,715	84
	Sonoco Products Co.	900	47
*	AdvanSix Inc.	1,888	42
	Bemis Co. Inc.	500	24
	AptarGroup Inc.	300	22
	Fortis Inc.	1	—
			54,064
Producer Durables (5.4%)
	General Electric Co.	623,421	19,700
	3M Co.	38,300	6,839
	Boeing Co.	41,320	6,433
	United Technologies Corp.	57,076	6,257
	Union Pacific Corp.	56,950	5,905
	Honeywell International Inc.	48,800	5,654
	United Parcel Service Inc.
	Class B	40,900	4,689
	Accenture plc Class A	39,700	4,650
	Lockheed Martin Corp.	17,092	4,272
	FedEx Corp.	21,336	3,973
	Caterpillar Inc.	34,475	3,197
	Delta Air Lines Inc.	59,300	2,917

Tax-Managed Balanced Fund

			Market
			Value•
		Shares	($000)
	Automatic Data Processing
	Inc.	27,974	2,875
	Southwest Airlines Co.	53,617	2,672
*	United Continental Holdings
	Inc.	33,759	2,460
	Johnson Controls
	International plc	53,351	2,198
	Raytheon Co.	15,049	2,137
	General Dynamics Corp.	12,091	2,088
	Emerson Electric Co.	36,900	2,057
	CSX Corp.	57,100	2,052
	Norfolk Southern Corp.	18,100	1,956
	Deere & Co.	18,700	1,927
	Northrop Grumman Corp.	8,100	1,884
	Eaton Corp. plc	27,200	1,825
	Roper Technologies Inc.	8,710	1,595
	Textron Inc.	31,211	1,516
	Illinois Tool Works Inc.	12,300	1,506
*	Verisk Analytics Inc. Class A	18,185	1,476
	Waste Management Inc.	19,300	1,369
	TransDigm Group Inc.	5,476	1,363
	Cintas Corp.	11,770	1,360
	Huntington Ingalls
	Industries Inc.	7,269	1,339
	Cummins Inc.	9,721	1,329
	Xylem Inc.	25,639	1,270
	Nordson Corp.	11,050	1,238
*	Mettler-Toledo International
	Inc.	2,920	1,222
	Rockwell Collins Inc.	13,100	1,215
	American Airlines Group Inc.	24,967	1,166
	Wabtec Corp.	13,965	1,159
	Spirit AeroSystems Holdings
	Inc. Class A	19,828	1,157
	Toro Co.	20,236	1,132
	JB Hunt Transport Services
	Inc.	11,510	1,117
	AMETEK Inc.	22,900	1,113
*	Jacobs Engineering Group
	Inc.	19,495	1,111
	Oshkosh Corp.	17,147	1,108
	Fortive Corp.	20,625	1,106
	AO Smith Corp.	23,300	1,103
	CH Robinson Worldwide Inc.	15,011	1,100
	Expeditors International of
	Washington Inc.	20,666	1,095
*	Quanta Services Inc.	31,395	1,094
	Landstar System Inc.	12,535	1,069
*	Waters Corp.	7,918	1,064
	IDEX Corp.	11,229	1,011
	BWX Technologies Inc.	25,219	1,001
	Carlisle Cos. Inc.	9,000	993
*	HD Supply Holdings Inc.	22,965	976
	PACCAR Inc.	15,200	971

	Republic Services Inc.
	Class A	16,510	942
*	United Rentals Inc.	8,891	939
	WW Grainger Inc.	3,982	925
	Allegion plc	13,833	885
	Orbital ATK Inc.	10,086	885
	FLIR Systems Inc.	24,300	879
	AGCO Corp.	15,037	870
	Fluor Corp.	16,458	864
*	AECOM	23,634	859
*	Manitowoc Foodservice Inc.	44,290	856
	Lincoln Electric Holdings Inc.	10,223	784
	Paychex Inc.	12,600	767
	ITT Inc.	19,369	747
	Air Lease Corp. Class A	21,300	731
	Stanley Black & Decker Inc.	6,327	726
	Robert Half International Inc.	14,500	707
	Flowserve Corp.	14,313	688
	B/E Aerospace Inc.	10,890	655
*	Copart Inc.	11,159	618
	KBR Inc.	35,982	601
	Pentair plc	10,087	566
	Donaldson Co. Inc.	13,286	559
	Trinity Industries Inc.	19,100	530
	Arconic Inc.	28,166	522
	ManpowerGroup Inc.	5,650	502
	L-3 Communications
	Holdings Inc.	3,289	500
	MSC Industrial Direct Co.
	Inc. Class A	5,300	490
	National Instruments Corp.	14,511	447
*	Stericycle Inc.	5,198	400
	Parker-Hannifin Corp.	2,700	378
	Alaska Air Group Inc.	4,200	373
	Copa Holdings SA Class A	4,039	367
*	WESCO International Inc.	5,246	349
*	Keysight Technologies Inc.	9,503	348
	Xerox Corp.	38,655	337
	Rockwell Automation Inc.	2,500	336
*	Clean Harbors Inc.	6,021	335
	Kansas City Southern	3,200	272
	Chicago Bridge & Iron Co.
	NV	8,058	256
	Covanta Holding Corp.	14,400	225
*	Old Dominion Freight Line
	Inc.	2,437	209
	Dover Corp.	2,700	202
*	Middleby Corp.	1,528	197
	Regal Beloit Corp.	2,800	194
*	Trimble Inc.	6,173	186
	Macquarie Infrastructure
	Corp.	2,200	180
	Snap-on Inc.	1,000	171
*	Spirit Airlines Inc.	2,859	165
*	Colfax Corp.	3,531	127

Tax-Managed Balanced Fund

			Market
			Value•
		Shares	($000)
*	JetBlue Airways Corp.	5,349	120
	Hubbell Inc. Class B	1,000	117
*	Zebra Technologies Corp.	1,282	110
*	CoStar Group Inc.	582	110
	Avery Dennison Corp.	1,500	105
	Ryder System Inc.	1,400	104
	Terex Corp.	2,800	88
*	Genpact Ltd.	3,249	79
*	Kirby Corp.	601	40
*	Herc Holdings Inc.	749	30
*	Genesee & Wyoming Inc.
	Class A	419	29
			166,644
Technology (8.4%)
	Apple Inc.	380,415	44,060
	Microsoft Corp.	527,756	32,795
*	Facebook Inc. Class A	155,288	17,866
*	Alphabet Inc. Class A	21,528	17,060
*	Alphabet Inc.	20,024	15,455
	Intel Corp.	333,500	12,096
	Cisco Systems Inc.	346,315	10,466
	International Business
	Machines Corp.	61,403	10,192
	Oracle Corp.	215,590	8,289
	QUALCOMM Inc.	98,475	6,421
	NVIDIA Corp.	49,600	5,294
	Texas Instruments Inc.	65,646	4,790
	Broadcom Ltd.	24,581	4,345
*	Adobe Systems Inc.	37,096	3,819
*	salesforce.com Inc.	48,723	3,336
	Applied Materials Inc.	90,580	2,923
	Hewlett Packard Enterprise
	Co.	124,273	2,876
*	Yahoo! Inc.	67,022	2,592
*	Cognizant Technology
	Solutions Corp. Class A	39,715	2,225
	Intuit Inc.	19,124	2,192
	Amphenol Corp. Class A	26,942	1,810
	Corning Inc.	71,577	1,737
	Activision Blizzard Inc.	47,560	1,717
	HP Inc.	113,473	1,684
*	Autodesk Inc.	21,967	1,626
	Motorola Solutions Inc.	18,528	1,536
	Lam Research Corp.	14,500	1,533
*	Electronic Arts Inc.	19,455	1,532
*	Citrix Systems Inc.	15,528	1,387
	Analog Devices Inc.	18,996	1,379
*	Micron Technology Inc.	61,500	1,348
	Western Digital Corp.	19,616	1,333
	Xilinx Inc.	21,429	1,294
*	Synopsys Inc.	19,382	1,141
	Juniper Networks Inc.	40,200	1,136
	Skyworks Solutions Inc.	15,100	1,127
	Symantec Corp.	46,939	1,121
	CDK Global Inc.	18,758	1,120

*	NCR Corp.	27,601	1,119
*	Cadence Design Systems
	Inc.	42,138	1,063
	Teradyne Inc.	39,300	998
*	VeriSign Inc.	11,892	905
	Avnet Inc.	19,000	905
*	CommScope Holding Co.
	Inc.	24,309	904
	Computer Sciences Corp.	15,000	891
*	SBA Communications Corp.
	Class A	8,611	889
	Amdocs Ltd.	14,500	845
	Dolby Laboratories Inc.
	Class A	18,600	840
	DST Systems Inc.	6,630	710
	Brocade Communications
	Systems Inc.	55,900	698
*	IAC/InterActiveCorp	10,500	680
*	Akamai Technologies Inc.	10,183	679
	Sabre Corp.	27,200	679
*	Twitter Inc.	38,004	619
*	ServiceNow Inc.	8,282	616
	Linear Technology Corp.	9,600	599
*	Palo Alto Networks Inc.	4,764	596
	KLA-Tencor Corp.	7,000	551
	Leidos Holdings Inc.	10,350	529
	Harris Corp.	5,100	523
*	GoDaddy Inc. Class A	14,759	516
*	Dell Technologies Inc.
	Class V	8,857	487
	CSRA Inc.	15,000	478
	NetApp Inc.	13,071	461
*	Red Hat Inc.	6,592	459
*	Qorvo Inc.	8,229	434
*	Black Knight Financial
	Services Inc. Class A	11,262	426
*	ON Semiconductor Corp.	32,701	417
*	Match Group Inc.	24,226	414
	Maxim Integrated Products
	Inc.	9,000	347
	Microchip Technology Inc.	5,351	343
*	F5 Networks Inc.	2,236	324
*	ARRIS International plc	10,424	314
*	Workday Inc. Class A	4,682	309
	CA Inc.	8,807	280
*	Arrow Electronics Inc.	3,482	248
*	Teradata Corp.	9,030	245
*	Gartner Inc.	2,246	227
*	Splunk Inc.	4,128	211
*	ANSYS Inc.	2,064	191
*	VMware Inc. Class A	2,201	173
	Marvell Technology Group
	Ltd.	11,400	158
	CDW Corp.	2,900	151
*	Cree Inc.	5,113	135

Tax-Managed Balanced Fund

			Market
			Value•
		Shares	($000)
*	Fortinet Inc.	3,338	101
*	Arista Networks Inc.	982	95
*	EchoStar Corp. Class A	1,746	90
*	Ultimate Software Group Inc.	464	85
*	Zynga Inc. Class A	30,672	79
	SS&C Technologies Holdings
	Inc.	2,400	69
*	Groupon Inc. Class A	19,439	65
*	Tableau Software Inc.
	Class A	1,510	64
*	PTC Inc.	1,365	63
*	IPG Photonics Corp.	627	62
*	Tyler Technologies Inc.	400	57
*	Yelp Inc. Class A	1,367	52
*	Atlassian Corp. plc Class A	1,239	30
*	CommerceHub Inc.	1,927	29
	Cognex Corp.	400	25
*	CommerceHub Inc. Class A	963	14
			260,219
Utilities (2.8%)
	AT&T Inc.	422,689	17,977
	Verizon Communications
	Inc.	277,013	14,787
	Duke Energy Corp.	56,930	4,419
	NextEra Energy Inc.	34,897	4,169
	Dominion Resources Inc.	48,008	3,677
	Southern Co.	71,630	3,523
	American Electric Power Co.
	Inc.	39,900	2,512
	PG&E Corp.	40,335	2,451
	Exelon Corp.	65,800	2,335
	Sempra Energy	19,829	1,996
	Consolidated Edison Inc.	22,700	1,673
	Public Service Enterprise
	Group Inc.	37,900	1,663
	WEC Energy Group Inc.	27,832	1,632
*	Level 3 Communications Inc.	28,775	1,622
*	T-Mobile US Inc.	27,900	1,605

	American Water Works Co.
	Inc.	19,228	1,391
	PPL Corp.	40,300	1,372
	Edison International	18,117	1,304
	UGI Corp.	24,078	1,109
	AES Corp.	86,469	1,005
	Xcel Energy Inc.	24,600	1,001
	NiSource Inc.	44,300	981
	FirstEnergy Corp.	29,700	920
*	Sprint Corp.	109,174	919
	Alliant Energy Corp.	24,226	918
	Aqua America Inc.	29,478	886
	OGE Energy Corp.	25,486	852
	CMS Energy Corp.	20,227	842
	Telephone & Data Systems
	Inc.	24,630	711
*	United States Cellular Corp.	14,915	652
	Westar Energy Inc. Class A	11,300	637
*	Calpine Corp.	53,807	615
	NRG Energy Inc.	40,924	502
	Eversource Energy	8,000	442
	Ameren Corp.	8,400	441
	Entergy Corp.	5,900	433
	DTE Energy Co.	4,400	433
	CenterPoint Energy Inc.	17,200	424
	National Fuel Gas Co.	5,771	327
	MDU Resources Group Inc.	9,950	286
	Avangrid Inc.	4,545	172
	SCANA Corp.	2,300	169
	Pinnacle West Capital Corp.	1,900	148
	Atmos Energy Corp.	1,800	133
*	Zayo Group Holdings Inc.	2,300	76
	Great Plains Energy Inc.	2,400	66
			86,208
Total Common Stocks
(Cost $924,460)			1,496,057

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (51.6%)
Alabama (0.2%)
Alabama 21st Century Authority Tobacco
Settlement Revenue	5.000%	6/1/20	500	550
Alabama Incentives Financing Authority Special
Obligation Revenue	5.000%	9/1/32	380	423
1 Alabama Public School & College Authority
Capital Improvement Revenue	5.000%	12/1/17 (Prere.)	500	518
Birmingham AL Water Works Board
Water Revenue	5.000%	1/1/24	1,175	1,373

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Black Belt Energy Gas District Alabama Gas
Supply Revenue PUT	4.000%	6/1/21	1,000	1,066
Jefferson County AL Sewer Revenue	5.000%	10/1/23	500	535
Jefferson County AL Sewer Revenue	0.000%	10/1/25 (4)	500	357
Tuscaloosa AL City Board of Education School
Tax Warrants Revenue	5.000%	8/1/27	500	590
Tuscaloosa AL City Board of Education School
Tax Warrants Revenue	5.000%	8/1/28	850	994
University of South Alabama University Facilities
Revenue	5.000%	11/1/23 (4)	565	643
				7,049
Alaska (0.1%)
Alaska Housing Finance Corp. General Housing
Revenue	5.000%	12/1/29	500	554
Alaska Municipal Bond Bank Authority Revenue	5.000%	9/1/21	1,650	1,861
Matanuska-Susitna Borough AK Lease Revenue
(Goose Creek Correctional Center) GO	5.000%	9/1/31	1,345	1,509
				3,924
Arizona (1.6%)
Arizona Board of Regents Arizona State University
System Revenue	5.000%	7/1/30	675	784
Arizona Board of Regents Arizona State University
System Revenue	5.000%	7/1/36	1,000	1,135
Arizona Board Regents Arizona State University
System COP	5.000%	7/1/22 (14)	1,500	1,528
Arizona Board Regents Arizona State University
System Revenue	5.875%	7/1/18 (Prere.)	100	107
Arizona COP	5.000%	10/1/18 (4)	500	531
Arizona Health Facilities Authority Revenue
(Banner Health)	5.000%	1/1/18 (Prere.)	500	520
1 Arizona School Facilities Board COP	5.500%	9/1/18 (Prere.)	500	535
Arizona School Facilities Board COP	5.000%	9/1/19	1,000	1,087
Arizona Transportation Board Excise Tax Revenue	5.000%	7/1/21	2,240	2,552
Arizona Transportation Board Excise Tax Revenue	5.000%	7/1/23	1,955	2,296
Arizona Transportation Board Excise Tax Revenue	5.000%	7/1/24	2,000	2,382
Arizona Transportation Board Excise Tax Revenue
(Maricopa County Regional Area)	5.000%	7/1/17 (Prere.)	500	510
Arizona Transportation Board Excise Tax Revenue
(Maricopa County Regional Area)	5.000%	7/1/20 (Prere.)	500	557
Arizona Transportation Board Highway Revenue	5.000%	7/1/22 (Prere.)	500	578
Arizona Transportation Board Highway Revenue	5.000%	7/1/22	2,005	2,322
Chandler AZ GO	5.000%	7/1/23	1,000	1,181
Glendale AZ Industrial Development Authority
Revenue (Midwestern University)	5.000%	5/15/30	335	360
Glendale AZ Senior Excise Tax Revenue	5.000%	7/1/18	1,100	1,159
Maricopa County AZ Industrial Development
Authority Health Facilities Revenue
(Banner Health Obligated Group)	5.000%	1/1/28	1,000	1,187
Maricopa County AZ School District No. 28
(Kyrene Elementary) GO	4.000%	7/1/19	900	956
Mesa AZ Excise Tax Revenue	5.000%	7/1/27	2,500	2,546
Phoenix AZ Civic Improvement Corp. Airport
Revenue	5.000%	7/1/24	300	332
Phoenix AZ Civic Improvement Corp.
Wastewater System Revenue	5.000%	7/1/22	2,190	2,526

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
2 Phoenix AZ Civic Improvement Corp.
Water System Revenue	5.000%	7/1/21	525	599
2 Phoenix AZ Civic Improvement Corp.
Water System Revenue	5.000%	7/1/22	1,200	1,392
2 Phoenix AZ Civic Improvement Corp.
Water System Revenue	5.000%	7/1/23	2,000	2,355
Phoenix AZ Civic Improvement Corp.
Water System Revenue	5.000%	7/1/26	2,500	2,945
2 Phoenix AZ Civic Improvement Corp.
Water System Revenue	5.000%	7/1/35	1,900	2,203
Phoenix AZ GO	5.000%	7/1/26	1,000	1,224
Pima County AZ Sewer Revenue	5.000%	7/1/20	500	557
Pima County AZ Sewer Revenue	5.000%	7/1/24	1,000	1,188
Regional Public Transportation Authority
Arizona Excise Tax Revenue (Maricopa County
Public Transportation)	5.250%	7/1/24	1,000	1,205
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	1/1/28	750	801
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	12/1/28	500	569
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	12/1/29	2,000	2,272
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	1/1/36	1,540	1,790
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/24	870	993
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/28	510	594
University Medical Center Corp. Arizona
Hospital Revenue	5.000%	7/1/19 (ETM)	500	543
Yavapai County AZ Industrial Development
Authority Hospital Facility Revenue
(Northern Arizona Healthcare System)	5.250%	10/1/22	500	568
				49,469
Arkansas (0.1%)
Pulaski County AR Hospital Revenue
(Arkansas Children’s Hospital)	5.000%	3/1/29	1,000	1,160
Rogers AR Sales & Use Tax Revenue	2.125%	11/1/29	350	347
University of Arkansas Revenue	5.000%	11/1/21	750	850
University of Arkansas Revenue	5.000%	11/1/24	750	888
University of Arkansas Revenue	5.000%	11/1/30	725	849
				4,094
California (6.7%)
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Episcopal Senior
Communities)	5.000%	7/1/22	500	557
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Jackson Laboratory)	5.000%	7/1/21	760	854
Alameda CA Corridor Transportation Authority
Revenue	5.300%	10/1/17 (Prere.)	200	206
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/30 (2)	740	405
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/32 (14)	1,650	895
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	10/1/30	500	551

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/31	500	556
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/31	1,000	1,136
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.500%	4/2/18	750	750
3 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.320%	4/1/20	1,000	1,001
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.875%	4/1/20	1,500	1,501
3 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.420%	4/1/21	1,000	1,000
3 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.620%	5/1/23	1,000	994
Brea CA Redevelopment Agency
Successor Agency Tax Allocation Revenue
(Redevelopment Project AB)	0.000%	8/1/29 (2)	1,000	593
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/17	500	507
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/18	165	173
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/18	500	526
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/20	4,500	5,002
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/20	575	639
California Department of Water Resources
Water System Revenue (Central Valley Project)	5.000%	6/1/18 (Prere.)	480	506
California Department of Water Resources
Water System Revenue (Central Valley Project)	5.000%	12/1/24	500	604
California Department of Water Resources
Water System Revenue (Central Valley Project)	5.000%	12/1/28	20	21
California Economic Recovery GO	5.000%	7/1/18 (ETM)	390	412
California Economic Recovery GO	5.000%	7/1/18 (ETM)	110	116
California Economic Recovery GO	5.000%	7/1/19 (Prere.)	500	544
California Economic Recovery GO	5.000%	7/1/19 (ETM)	500	544
California Economic Recovery GO	5.250%	7/1/19 (Prere.)	315	345
California Economic Recovery GO	5.250%	7/1/19 (Prere.)	185	202
California Educational Facilities Authority Revenue
(University of San Francisco)	6.125%	10/1/30	500	587
California GO	5.000%	3/1/17	500	504
California GO	5.000%	6/1/17 (Prere.)	500	509
California GO	5.000%	6/1/17 (Prere.)	195	198
California GO	5.000%	6/1/17 (Prere.)	185	188
California GO	5.000%	6/1/17 (Prere.)	305	310
California GO	6.000%	4/1/18	500	531
California GO	5.000%	9/1/18	1,905	2,025
California GO	5.000%	11/1/18 (14)	500	517
California GO	5.000%	8/1/19	1,500	1,636
California GO	5.000%	2/1/20	500	552
California GO	5.000%	10/1/20	2,000	2,243
California GO	5.000%	9/1/21	500	571
California GO	5.000%	12/1/22	1,635	1,905
California GO	5.000%	11/1/23	1,155	1,362

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California GO	5.000%	9/1/25	1,560	1,877
California GO	5.000%	12/1/25	1,000	1,163
California GO	5.000%	3/1/26	530	630
California GO	5.500%	3/1/26	500	525
California GO	4.500%	8/1/27	85	85
California GO	5.000%	2/1/28	690	787
California GO	4.500%	8/1/28 (2)	725	727
California GO	5.750%	4/1/29	500	544
California GO	5.000%	9/1/29	455	543
California GO	5.000%	9/1/29	1,535	1,827
California GO	5.000%	9/1/29	495	525
California GO	5.000%	10/1/29	3,500	3,659
California GO	5.000%	11/1/29	1,700	1,954
California GO	5.250%	3/1/30	500	551
California GO	5.000%	9/1/30	1,000	1,127
California GO	5.250%	9/1/30	500	569
California GO	5.000%	2/1/32	500	556
California GO	5.000%	10/1/32	1,875	2,159
California GO	5.000%	8/1/33	2,865	3,334
California GO	4.000%	9/1/33	2,000	2,100
California GO	4.000%	9/1/35	1,815	1,884
California GO	4.000%	9/1/35	1,000	1,038
California GO PUT	4.000%	12/1/17	2,400	2,430
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	5.000%	3/1/23	1,050	1,212
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	8/15/17	500	512
California Health Facilities Financing Authority
Revenue (Children’s Hospital of Los Angeles)	5.000%	11/15/23	1,000	1,103
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children’s
Hospitalat Stanford)	5.000%	8/15/20	325	363
California Health Facilities Financing Authority
Revenue (Providence St. Joseph Health
Obligated Group) PUT	4.000%	10/1/24	1,090	1,195
California Health Facilities Financing Authority
Revenue (Rady Children’s Hospital)	5.000%	8/15/31	965	1,073
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.500%	8/15/26	500	562
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	8/15/30	110	115
California Infrastructure & Economic
Development Bank Revenue (Bay Area
Toll Bridges Seismic Retrofit)	5.000%	1/1/28 (Prere.)	500	607
California Municipal Finance Authority Revenue
(Anaheim Electric Utility Distribution System)	5.000%	10/1/30	965	1,125
California Municipal Finance Authority Revenue
(University of La Verne)	6.125%	6/1/30	500	561
California Pollution Control Financing Authority
Water Furnishing Revenue (San Diego County
Water Authority Desalination Project Pipeline)	5.000%	7/1/37	1,000	1,003
California Public Works Board Lease Revenue
(Davidson Library)	5.000%	3/1/23 (Prere.)	20	23
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	6/1/22	1,000	1,151

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	6/1/27	1,000	1,137
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	10/1/26	1,000	1,164
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	3/1/28	300	340
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.125%	12/1/29	250	285
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	3/1/18 (Prere.)	200	209
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	4/1/19 (Prere.)	70	76
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	4/1/19 (Prere.)	120	130
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	12/1/21 (Prere.)	35	40
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	5/1/19	1,000	1,080
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	12/1/21 (Prere.)	25	29
California Public Works Board Lease Revenue
(Various Capital Projects)	5.375%	3/1/23	1,000	1,108
California Public Works Board Lease Revenue
(Various Capital Projects)	4.000%	11/1/31	1,840	1,936
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/31	1,000	1,134
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	4/1/32	350	391
California State University Systemwide Revenue	5.250%	5/1/19 (Prere.)	300	327
California State University Systemwide Revenue	5.750%	5/1/19 (Prere.)	500	550
California State University Systemwide Revenue	5.000%	11/1/19	1,000	1,097
California State University Systemwide Revenue	5.000%	11/1/30	1,000	1,122
California State University Systemwide Revenue	5.000%	11/1/32	1,000	1,173
California State University Systemwide Revenue	5.000%	11/1/34	2,000	2,279
California State University Systemwide Revenue
PUT	3.000%	11/1/19	1,000	1,032
California Statewide Communities Development
Authority Revenue (Buck Institute for
Age Research)	4.000%	11/15/17	275	282
California Statewide Communities Development
Authority Revenue (Loma Linda University
Medical Center)	5.000%	12/1/28	400	420
Chabot-Las Positas CA Community College
District GO	5.000%	8/1/31	1,000	1,124
Chaffey CA Community College District GO	5.000%	6/1/23	840	985
Chino CA Public Financing Authority Special
Tax Revenue	5.000%	9/1/30 (4)	800	909
Chula Vista CA Municipal Financing Authority
Special Tax Revenue	5.500%	9/1/27	970	1,118
Citrus CA Community College District GO	0.000%	8/1/34	1,000	810
Contra Costa CA Community College District GO	5.000%	8/1/31	1,000	1,146
Contra Costa CA Municipal Water District
Revenue	5.000%	10/1/33	1,000	1,146
Corona-Norco CA Unified School District
Special Tax Revenue (Community Facilities
District No. 98-1)	5.000%	9/1/22	970	1,091

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue	0.000%	1/15/29	1,390	1,132
Gavilan CA Joint Community College District GO	5.000%	8/1/28	1,000	1,184
Golden State Tobacco Securitization Corp.
California Revenue	0.000%	6/1/27 (2)	2,060	1,418
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/33	1,500	1,680
La Quinta CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/26	1,500	1,697
La Quinta CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/30	1,000	1,138
La Verne CA (Brethren Hillcrest Homes) COP	5.000%	5/15/26	350	382
Long Beach CA Finance Authority Natural Gas
Purchase Revenue	5.250%	11/15/19	75	80
Long Beach CA Finance Authority Natural Gas
Purchase Revenue	5.250%	11/15/23	330	369
Long Beach CA Unified School District GO	0.000%	8/1/24 (12)	1,290	1,044
Los Angeles CA Community College District GO	5.000%	8/1/18 (Prere.)	500	530
Los Angeles CA Community College District GO	5.000%	8/1/22	1,000	1,161
Los Angeles CA Community College District GO	4.000%	8/1/32	1,000	1,048
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/27	500	551
Los Angeles CA Department of Water
& Power Revenue	5.000%	7/1/24	500	543
Los Angeles CA Department of Water
& Power Revenue	5.000%	7/1/36	1,000	1,153
Los Angeles CA Municipal Improvement Corp.
Lease Revenue (Police Headquarters Facility)	4.750%	1/1/17 (Prere.)	1,175	1,175
Los Angeles CA Unified School District GO	4.750%	7/1/17 (Prere.)	1,475	1,504
Los Angeles CA Unified School District GO	5.000%	7/1/17 (Prere.)	650	663
Los Angeles CA Unified School District GO	5.000%	7/1/17 (Prere.)	1,825	1,863
Los Angeles CA Unified School District GO	5.000%	7/1/19	1,000	1,089
Los Angeles CA Unified School District GO	5.000%	7/1/20	1,700	1,896
Los Angeles CA Unified School District GO	4.500%	7/1/22 (4)	1,535	1,562
Los Angeles CA Unified School District GO	4.500%	7/1/24 (4)	1,500	1,526
Los Angeles CA Unified School District GO	5.000%	7/1/26	500	541
Los Angeles CA Unified School District GO	4.500%	1/1/28 (14)	745	758
Los Angeles CA Unified School District GO	5.000%	7/1/29	500	540
Los Angeles CA Unified School District GO	5.000%	7/1/29	500	540
Los Angeles CA Unified School District GO	3.000%	7/1/31	1,500	1,386
Los Angeles CA Wastewater System Revenue	5.000%	6/1/29	500	538
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/19	560	610
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/26	500	565
Los Angeles County CA Redevelopment
Authority Tax Allocation Revenue (Hollywood/
North Hollywood Redevelopment Project)	5.000%	7/1/20	1,500	1,662
Marysville CA Revenue (Fremont-Rideout
Health Group)	5.250%	1/1/24	600	602
3 Metropolitan Water District of Southern
California Revenue PUT	1.100%	3/27/18	1,585	1,585
Milpitas CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/31	1,130	1,290
Newport Mesa CA Unified School District GO	0.000%	8/1/30	630	397

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Oakland CA Redevelopment Agency Tax
Allocation Revenue (Central District Project)	5.000%	9/1/22	500	567
Oakland CA Unified School District GO	5.000%	8/1/25 (4)	1,500	1,806
Orange County CA Development Agency Tax
Allocation Revenue (Santa Ana Heights Project)	5.000%	3/1/21	1,170	1,294
Palomar CA Community College District GO	4.750%	5/1/17 (Prere.)	1,600	1,621
Palomar Pomerado Health California GO	0.000%	8/1/22 (14)	1,000	851
Palomar Pomerado Health California GO	0.000%	8/1/26 (12)	1,040	739
Palomar Pomerado Health California GO	0.000%	8/1/32 (12)	700	377
Perris CA Public Financing Authority Tax
Allocation Revenue	5.000%	10/1/21	1,085	1,221
Poway CA Unified School District GO	5.000%	8/1/24	1,750	2,084
Riverside County CA Transportation Commission
Sales Tax Revenue	5.250%	6/1/29	1,000	1,164
Riverside County CA Transportation Commission
Toll Revenue	0.000%	6/1/30	2,415	1,291
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/23	140	154
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/25	245	270
Sacramento CA City Financing Authority Revenue	5.000%	12/1/22 (15)	750	865
Sacramento CA City Financing Authority Tax
Allocation Revenue	0.000%	12/1/30 (14)	1,815	1,021
Sacramento CA Municipal Utility District Revenue	5.000%	8/15/18 (Prere.)	195	207
Sacramento CA Municipal Utility District Revenue	5.000%	8/15/19	1,605	1,753
Sacramento CA Municipal Utility District Revenue	5.000%	8/15/27 (4)	305	322
Sacramento CA Regional Transit District Farebox
Revenue	5.000%	3/1/23	500	548
Sacramento County CA Airport Revenue	5.625%	7/1/29	500	528
Sacramento County CA Sanitation Districts
Financing Authority Revenue	5.000%	8/1/25	435	523
Sacramento County CA Sanitation Districts
Financing Authority Revenue	5.000%	8/1/27	575	684
San Bernardino CA Community College District
GO	0.000%	8/1/22 (4)	1,000	860
San Bernardino County CA Transportation
Authority Revenue	5.000%	3/1/31	500	556
San Diego CA Community College District GO	5.000%	8/1/21 (Prere.)	500	570
San Diego CA Community College District GO	5.000%	8/1/29	1,000	1,170
San Diego CA Public Facilities Financing Authority
Sewer Revenue	5.000%	5/15/19 (Prere.)	500	542
San Diego CA Public Facilities Financing Authority
Water Revenue	5.250%	8/1/20 (Prere.)	500	563
San Diego CA Public Facilities Financing Authority
Water Revenue	5.000%	8/1/28	1,095	1,312
San Diego CA Public Facilities Financing Authority
Water Revenue	5.000%	8/1/29	1,500	1,780
San Diego CA Public Facilities Financing Authority
Water Revenue	5.000%	8/1/31	1,000	1,175
San Diego CA Unified School District GO	0.000%	7/1/27	500	349
San Diego CA Unified School District GO	5.000%	7/1/27	1,130	1,349
San Diego CA Unified School District GO	5.500%	7/1/27 (4)	500	628
San Diego CA Unified School District GO	0.000%	7/1/28	500	335
San Diego CA Unified School District GO	0.000%	7/1/29	500	318
San Diego CA Unified School District GO	0.000%	7/1/30	100	60

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/30 (4)	500	547
San Diego County CA Regional Transportation
Commission Sales Tax Revenue	5.000%	4/1/31	560	623
San Diego County CA Water Authority Revenue	5.000%	5/1/28	1,000	1,190
San Francisco CA Bay Area Rapid Transit District
GO	5.000%	8/1/30	1,520	1,803
San Francisco CA Bay Area Rapid Transit District
Sales Tax Revenue	4.000%	7/1/21	350	385
San Francisco CA City & County (Earthquake
Safety & Emergency Response) GO	5.000%	6/15/20 (Prere.)	500	557
San Francisco CA City & County International
Airport Revenue	5.000%	5/3/21 (Prere.)	95	108
San Francisco CA City & County International
Airport Revenue	5.250%	5/1/22	500	543
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/27	225	255
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/30	405	448
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.500%	11/1/20 (Prere.)	500	571
San Francisco CA City & County Public Utilities
Commission Water Revenue	4.000%	11/1/30	1,280	1,367
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/31	1,690	2,011
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/32	1,000	1,159
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/34	1,245	1,387
San Francisco CA City & County Unified School
District GO	4.000%	6/15/32	965	1,014
San Jose CA Redevelopment Agency
Tax Allocation Revenue	5.000%	8/1/19 (14)	1,000	1,013
San Jose CA Redevelopment Agency
Tax Allocation Revenue	6.500%	8/1/28	700	753
San Ramon CA Public Financing Authority
Tax Allocation Revenue	0.000%	2/1/33 (2)	1,475	748
Southern California Public Power Authority
Revenue (Canyon Power Project)	5.000%	7/1/22	1,105	1,251
Southern California Public Power Authority
Revenue (Milford Wind Corridor Phase I Project)	5.000%	7/1/26	1,000	1,085
State Center California Community College
District GO	5.000%	8/1/29	1,000	1,174
Tahoe-Truckee CA Unified School District GO	5.000%	8/1/34	1,030	1,191
Turlock CA Public Financing Authority
Water Revenue	4.750%	5/1/32	2,000	2,074
Union City CA Community Redevelopment
Agency Successor Agency Tax Allocation
Revenue	5.000%	10/1/30	1,590	1,819
University of California Revenue	5.000%	5/15/17 (Prere.)	500	513
University of California Revenue	5.250%	5/15/19 (Prere.)	1,985	2,164
University of California Revenue	5.000%	5/15/23	1,000	1,127
University of California Revenue	5.000%	5/15/28	1,000	1,161
University of California Revenue	5.000%	5/15/28	1,000	1,184
University of California Revenue	4.000%	5/15/33	1,000	1,058

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
University of California Revenue PUT	5.000%	5/15/23	3,625	4,256
West Contra Costa CA Unified School District GO	0.000%	8/1/32 (4)	1,155	611
				207,656
Colorado (0.7%)
Adams & Weld County CO School District
No. 27J GO	5.000%	12/1/34	1,435	1,650
Adams County CO COP	5.000%	12/1/31	650	746
Board of Governors of the Colorado State
University System Enterprise Revenue	5.000%	3/1/23	300	349
Colorado (UCDHSC Fitzsimons Academic
Projects) COP	5.000%	11/1/21	500	563
Colorado Educational & Cultural Facilities
Authority Revenue (Regis University)	5.000%	10/1/25	1,000	1,130
Colorado Health Facilities Authority Revenue
(Adventist Health System/Sunbelt Obligated
Group) PUT	5.000%	11/15/23	2,500	2,878
Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives)	5.250%	2/1/31	2,500	2,688
Colorado Health Facilities Authority Revenue
(Covenant Retirement Community Inc.)	5.000%	12/1/27	500	537
Colorado Health Facilities Authority Revenue
(NCMC Inc.)	4.000%	5/15/30	1,500	1,585
Colorado Springs CO Utility System Revenue	5.000%	11/15/28	500	575
Denver CO City & County Airport Revenue	5.000%	11/15/20	500	557
Denver CO City & County Airport Revenue	5.000%	11/15/24	1,000	1,172
Denver CO City & County Airport Revenue	5.000%	11/15/26	430	477
E-470 Public Highway Authority Colorado Revenue	5.250%	9/1/18 (14)	1,500	1,585
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/23 (14)	1,000	804
E-470 Public Highway Authority Colorado Revenue	5.375%	9/1/26	1,000	1,087
Garfield, Pitkin, & Eagle County CO School District
GO	4.000%	12/15/34	1,000	1,059
Regional Transportation District of Colorado COP	5.000%	6/1/24	1,010	1,107
Regional Transportation District of Colorado COP	5.000%	6/1/25	1,000	1,091
University of Colorado Enterprise System Revenue	5.000%	6/1/29	500	567
				22,207
Connecticut (0.4%)
Connecticut GO	5.000%	4/15/21	500	556
Connecticut GO	5.000%	11/15/22	1,935	2,198
Connecticut GO	5.000%	4/15/24	500	564
Connecticut GO	5.000%	9/1/26	1,000	1,141
Connecticut GO	5.000%	4/15/28	500	562
Connecticut GO	5.000%	3/1/32	2,950	3,280
Connecticut GO	5.000%	10/15/32	705	790
Connecticut Health & Educational Facilities
Authority Revenue (Hartford Healthcare)	5.000%	7/1/26	500	546
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	9/1/23	1,000	1,155
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	11/1/25	500	531
University of Connecticut GO	5.000%	2/15/27	635	737
				12,060
Delaware (0.1%)
Delaware GO	5.000%	2/1/19	600	646
Delaware GO	5.000%	7/1/20	600	670

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Delaware GO	5.000%	10/1/20	700	786
Delaware GO	5.000%	7/1/22	1,250	1,455
				3,557
District of Columbia (0.2%)
District of Columbia GO	5.000%	12/1/17 (Prere.)	500	518
District of Columbia Hospital Revenue
(Children’s Hospital Obligated Group)	5.000%	7/15/35	1,000	1,119
District of Columbia Income Tax Revenue	5.000%	12/1/26	655	745
District of Columbia Income Tax Revenue	5.250%	12/1/27	500	548
District of Columbia Income Tax Revenue	5.000%	12/1/30	500	548
District of Columbia Revenue
(National Public Radio, Inc.)	5.000%	4/1/27	1,000	1,165
Metropolitan Washington DC/VA Airports
Authority Airport System Revenue	5.000%	10/1/24	500	553
				5,196
Florida (2.2%)
Brevard County FL School Board COP	5.000%	7/1/25	1,000	1,143
Broward County FL Airport System Revenue	5.000%	10/1/28	400	444
Broward County FL Airport System Revenue	5.375%	10/1/29	500	547
Broward County FL Airport System Revenue	5.500%	10/1/31	1,000	1,170
Central Florida Expressway Authority Revenue	4.000%	7/1/32	1,000	1,029
Citizens Property Insurance Corp. Florida Revenue
(Coastal Account)	5.250%	6/1/17	435	443
Citizens Property Insurance Corp. Florida Revenue
(Coastal Account)	5.500%	6/1/17	1,295	1,319
Citizens Property Insurance Corp. Florida Revenue
(Coastal Account)	5.000%	6/1/20	1,000	1,087
Citizens Property Insurance Corp. Florida Revenue
(Personal Lines Account/Commercial Lines
Account)	5.000%	6/1/20	450	495
Florida Board of Education Lottery Revenue	5.000%	7/1/18	1,540	1,629
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/17 (Prere.)	500	514
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/19	220	239
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/19	1,585	1,722
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/20	1,110	1,236
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/21	1,000	1,139
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/21	1,270	1,446
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/21	750	854
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/22	500	546
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/22	1,245	1,442
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/24	600	704
Florida Department of Transportation GO	5.000%	7/1/19	1,790	1,949
Florida Department of Transportation GO	5.000%	7/1/19	545	593
Florida Turnpike Authority Revenue	5.000%	7/1/18	1,400	1,481
Florida Turnpike Authority Revenue	5.000%	7/1/19	500	544

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Florida Turnpike Authority Revenue	5.000%	7/1/24	1,500	1,779
Florida Turnpike Authority Revenue	5.000%	7/1/25	1,500	1,796
Florida Turnpike Authority Revenue	4.000%	7/1/34	1,000	1,034
Hillsborough County FL Industrial Development
Authority Hospital Revenue (Tampa General
Hospital Project)	5.000%	10/1/28	500	563
Jacksonville FL Electric Authority Water
& Sewer Revenue	5.000%	10/1/31	500	555
Jacksonville FL Special Revenue	5.000%	10/1/32	500	560
Lakeland FL Educational Facilities Revenue
(Florida Southern College Project)	5.000%	9/1/31	880	962
Lee County FL School Board COP	5.000%	8/1/32	1,795	2,050
Miami Beach FL Health Facilities Authority
Revenue (Mount Sinai Medical Center)	5.000%	11/15/27	1,000	1,116
Miami Beach FL Resort Tax Revenue	5.000%	9/1/34	1,000	1,133
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	4.875%	10/1/24	500	545
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/30	585	640
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/33	1,415	1,610
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/34	1,000	1,132
Miami-Dade County FL Building Better
Communities GO	5.000%	7/1/36	1,160	1,320
Miami-Dade County FL Health Facilities Authority
Hospital Revenue (Miami Children’s Hospital)	5.000%	8/1/25	1,000	1,131
Miami-Dade County FL Seaport Revenue	5.750%	10/1/28	1,500	1,740
Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/22	1,440	1,645
Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/24	1,000	1,144
Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/30	500	561
Miami-Dade County FL Water & Sewer Revenue	5.000%	10/1/17 (Prere.)	500	515
Orange County FL Health Facilities Authority
Hospital Revenue (Orlando Health Inc.)	5.000%	10/1/30	1,500	1,725
Orange County FL Health Facilities Authority
Revenue (Nemours Foundation Project)	5.000%	1/1/19	500	534
Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/20 (Prere.)	500	555
Osceola County FL Expressway System Revenue
(Poinciana Parkway Project)	0.000%	10/1/19	815	743
Osceola County FL Expressway System Revenue
(Poinciana Parkway Project)	0.000%	10/1/20	1,270	1,099
Palm Beach County FL Health Facilities Authority
Hospital Revenue (BRRH Corp. Obligated Group)	5.000%	12/1/25	540	611
Palm Beach County FL Public Improvement
Revenue	5.000%	5/1/33	1,245	1,446
Palm Beach County FL School Board COP	5.000%	8/1/29	1,520	1,743
Palm Beach County FL School Board COP	5.000%	8/1/32	1,500	1,701
Port St. Lucie FL Utility Revenue	5.000%	9/1/26	795	944
Seacoast FL Utility Authority Water
& Sewer Revenue	5.000%	3/1/21	1,230	1,381
St. Johns County FL Water & Sewer Revenue	0.000%	6/1/24	1,110	906
Sunshine State Governmental Financing
Commission Florida Revenue
(Miami Dade County Program)	5.000%	9/1/26	1,000	1,154

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Tampa FL Cigarette Tax Allocation Revenue
(H. Lee Moffitt Cancer Center Project)	5.000%	9/1/18	350	370
Tampa FL Cigarette Tax Allocation Revenue
(H. Lee Moffitt Cancer Center Project)	5.000%	9/1/19	425	460
Tampa FL Cigarette Tax Allocation Revenue
(H. Lee Moffitt Cancer Center Project)	5.000%	9/1/20	535	590
Tampa FL Cigarette Tax Allocation Revenue
(H. Lee Moffitt Cancer Center Project)	5.000%	9/1/26	200	226
Tampa FL Health System Revenue
(BayCare Health System)	5.000%	11/15/33	1,535	1,695
Tampa FL Hospital Revenue	5.000%	7/1/23	750	838
Tohopekaliga FL Water Authority Utility System
Revenue	4.000%	10/1/21	1,245	1,364
Tohopekaliga FL Water Authority Utility System
Revenue	5.750%	10/1/21 (Prere.)	500	587
				67,918
Georgia (1.2%)
Athens-Clarke County GA Unified Government
Water & Sewerage Revenue	4.000%	1/1/32	1,000	1,058
Atlanta GA Airport Revenue	5.000%	1/1/33	2,000	2,270
Atlanta GA Development Authority Revenue	5.000%	7/1/29	1,000	1,150
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/25	1,250	1,496
Atlanta GA Water & Wastewater Revenue	5.750%	11/1/27 (4)	500	645
Burke County GA Development Authority
Pollution Control Revenue (Georgia Power Co.
Plant Vogtle Project) PUT	1.750%	6/1/17	500	501
Cobb County GA Kennestone Hospital Authority
Revenue	5.000%	4/1/24	400	458
DeKalb County GA Water & Sewer Revenue	5.250%	10/1/31	500	564
Georgia GO	5.750%	8/1/17	500	514
Georgia GO	5.000%	5/1/19 (Prere.)	500	541
Georgia GO	5.000%	7/1/19	2,065	2,249
Georgia GO	5.000%	1/1/20	1,685	1,859
Georgia GO	5.000%	2/1/20	1,375	1,520
Georgia GO	5.000%	2/1/21	1,155	1,307
Georgia GO	5.000%	1/1/22	2,110	2,433
Georgia GO	5.000%	7/1/22	1,220	1,421
Georgia GO	5.000%	7/1/22	500	542
Georgia GO	5.000%	12/1/22	1,235	1,449
Georgia GO	4.000%	7/1/25	1,135	1,290
Georgia Road & Tollway Authority Revenue	5.000%	6/1/17	650	661
Gwinnett County GA School District GO	5.000%	2/1/17 (ETM)	500	502
Gwinnett County GA School District GO	5.000%	2/1/28	500	596
Main Street Natural Gas Inc. Georgia Gas Project
Revenue	5.250%	9/15/18	100	105
Main Street Natural Gas Inc. Georgia Gas Project
Revenue	5.000%	3/15/19	395	414
Main Street Natural Gas Inc. Georgia Gas Project
Revenue	5.000%	3/15/21	500	545
Main Street Natural Gas Inc. Georgia Gas Project
Revenue	5.000%	3/15/22	400	437
Metropolitan Atlanta Rapid Transportation
Authority Georgia Sales Tax Revenue	5.000%	7/1/31	1,335	1,575
Metropolitan Atlanta Rapid Transportation
Authority Georgia Sales Tax Revenue	5.000%	7/1/32	1,590	1,867

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Metropolitan Atlanta Rapid Transportation
Authority Georgia Sales Tax Revenue	5.000%	7/1/35	1,095	1,267
Municipal Electric Authority Georgia Revenue	5.000%	1/1/19	1,000	1,068
Municipal Electric Authority Georgia Revenue	5.000%	1/1/28	1,000	1,169
Municipal Electric Authority Georgia Revenue	5.000%	1/1/35	1,500	1,668
Municipal Electric Authority Georgia Revenue
(Combined Cycle Project)	5.000%	11/1/17	365	377
Municipal Electric Authority Georgia Revenue
(Project One)	5.250%	1/1/17	525	525
Private Colleges & University Authority of
Georgia Revenue (Emory University)	5.000%	10/1/22	630	735
Private Colleges & University Authority of
Georgia Revenue (Emory University)	5.000%	9/1/28	500	544
				37,322
Guam (0.1%)
Guam Government Waterworks Authority
Water & Waste Water System Revenue	5.250%	7/1/23	1,000	1,125
Guam Government Waterworks Authority
Water & Waste Water System Revenue	5.250%	7/1/33	1,305	1,427
Guam International Airport Authority Revenue	5.000%	10/1/21	350	388
				2,940
Hawaii (0.8%)
Hawaii Department of Budget & Finance Special
Purpose Revenue (Hawaii Pacific Health
Obligated Group)	5.000%	7/1/19	250	270
Hawaii Department of Budget & Finance Special
Purpose Revenue (Hawaii Pacific Health
Obligated Group)	5.000%	7/1/20	300	332
Hawaii Department of Budget & Finance Special
Purpose Revenue (Hawaii Pacific Health
Obligated Group)	5.000%	7/1/21	400	451
Hawaii GO	5.000%	4/1/17 (Prere.)	55	56
Hawaii GO	5.000%	4/1/17 (Prere.)	445	450
Hawaii GO	5.000%	6/1/19 (Prere.)	285	309
Hawaii GO	5.000%	6/1/19 (Prere.)	215	233
Hawaii GO	5.000%	12/1/21 (Prere.)	310	356
Hawaii GO	5.000%	12/1/21	375	429
Hawaii GO	5.000%	8/1/24	1,765	2,101
Hawaii GO	5.000%	8/1/25	1,500	1,780
Hawaii GO	5.000%	10/1/25	1,445	1,740
Hawaii GO	5.000%	10/1/28	1,210	1,455
Hawaii GO	5.000%	12/1/29	190	213
Hawaii GO	4.000%	4/1/30	1,500	1,618
Hawaii GO	4.000%	10/1/30	1,250	1,353
Hawaii GO	4.000%	4/1/31	1,000	1,074
Hawaii Highway Revenue	4.000%	1/1/23	1,000	1,107
Hawaii Pacific Health Revenue	5.000%	7/1/19	575	620
Honolulu HI City & County GO	5.000%	7/1/17 (Prere.)	500	510
Honolulu HI City & County GO	5.000%	10/1/20	2,050	2,292
Honolulu HI City & County GO	5.250%	8/1/21 (Prere.)	500	576
Honolulu HI City & County GO	5.250%	8/1/21 (Prere.)	1,245	1,434
Honolulu HI City & County GO	5.000%	10/1/28	1,000	1,186
Honolulu HI City & County GO	5.000%	12/1/30	310	344

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Honolulu HI City & County Wastewater
System Revenue	5.000%	7/1/30	2,000	2,329
University of Hawaii Revenue	5.000%	10/1/27	500	541
				25,159
Idaho (0.0%)
Idaho Health Facilities Authority Revenue
(Trinity Health Group)	6.125%	12/1/18 (Prere.)	105	114

Illinois (2.8%)
Chicago IL Board of Education GO	5.250%	12/1/17 (14)	775	791
Chicago IL Board of Education GO	5.000%	12/1/18 (2)	295	296
Chicago IL Board of Education GO	5.000%	12/1/19 (14)	210	219
Chicago IL Board of Education GO	5.250%	12/1/21 (14)	500	536
Chicago IL Board of Education GO	5.000%	12/1/22	1,500	1,321
Chicago IL Board of Education GO	5.000%	12/1/24 (4)	100	102
Chicago IL Board of Education GO	5.250%	12/1/24 (4)	500	521
Chicago IL Board of Education GO	5.250%	12/1/26 (12)	500	521
Chicago IL Board of Education GO	7.000%	12/1/26	500	481
Chicago IL Board of Education GO	4.750%	12/1/29 (4)	105	106
Chicago IL Board of Education GO	4.750%	12/1/31 (4)	50	51
Chicago IL Board of Education GO	5.250%	12/1/35	1,000	785
Chicago IL GO	5.500%	1/1/17 (ETM)	190	190
Chicago IL GO	5.500%	1/1/17 (4)	310	310
Chicago IL GO	5.000%	1/1/19 (2)	500	501
Chicago IL GO	5.000%	1/1/25	1,000	983
Chicago IL Metropolitan Water Reclamation
District GO	5.000%	12/1/31	500	550
Chicago IL Motor Fuel Tax Revenue	5.000%	1/1/17	200	200
Chicago IL Motor Fuel Tax Revenue	5.000%	1/1/18	200	204
Chicago IL Motor Fuel Tax Revenue	5.000%	1/1/19	250	259
Chicago IL Motor Fuel Tax Revenue	5.000%	1/1/20	300	313
Chicago IL Motor Fuel Tax Revenue	5.000%	1/1/22	300	316
Chicago IL O’Hare International Airport Revenue	5.250%	1/1/17 (14)	370	370
Chicago IL O’Hare International Airport Revenue	4.750%	1/1/18 (Prere.)	50	52
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/18 (Prere.)	500	519
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/18 (Prere.)	2,525	2,623
Chicago IL O’Hare International Airport Revenue	5.250%	1/1/24	200	227
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/25	1,000	1,153
Chicago IL O’Hare International Airport Revenue	5.500%	1/1/26	1,000	1,146
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/29	1,000	1,123
2 Chicago IL O’Hare International Airport Revenue	5.250%	1/1/29	1,500	1,739
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/31	1,000	1,113
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/32	1,000	1,114
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/32	500	543
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/33	1,000	1,105
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/34	1,500	1,660
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/35	1,855	2,040
Chicago IL Park District GO	5.000%	1/1/19	1,115	1,180
Chicago IL Park District GO	5.000%	1/1/19	750	794
Chicago IL Park District GO	5.000%	1/1/32	1,225	1,341
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/29	1,350	1,470
Chicago IL Waterworks Revenue	5.000%	11/1/30	1,000	1,104
Chicago IL Waterworks Revenue	5.000%	11/1/36 (2)	1,000	1,002
Cook County IL GO	5.000%	11/15/21	500	533
Cook County IL GO	5.000%	11/15/28	500	531

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Cook County IL GO	5.250%	11/15/28	500	543
Illinois Finance Authority Revenue
(Advocate Health Care Network)	5.000%	8/1/26	1,500	1,734
Illinois Finance Authority Revenue
(Advocate Health Care Network)	5.000%	8/1/33	2,550	2,846
Illinois Finance Authority Revenue
(Ascension Health Credit Group)	5.000%	11/15/32	500	555
Illinois Finance Authority Revenue
(Centegra Health System)	5.000%	9/1/29	1,300	1,407
Illinois Finance Authority Revenue
(DePaul University)	5.000%	10/1/33	1,000	1,130
Illinois Finance Authority Revenue
(DePaul University)	5.000%	10/1/34	1,000	1,121
Illinois Finance Authority Revenue
(Mercy Health System)	4.000%	12/1/28	1,000	1,038
Illinois Finance Authority Revenue
(Northwestern Community Hospital)	5.750%	8/15/30	95	105
Illinois Finance Authority Revenue
(Northwestern Community Hospital)	5.000%	7/1/35	1,000	1,102
Illinois Finance Authority Revenue
(Presence Health Network Obligated Group)	5.000%	2/15/28	1,250	1,335
Illinois Finance Authority Revenue
(Rehabilitation Institute of Chicago)	5.500%	7/1/28	2,000	2,263
Illinois Finance Authority Revenue
(Rush University Medical Center)	5.000%	11/15/33	1,000	1,092
Illinois Finance Authority Revenue
(Trinity Health Corp.)	5.000%	12/1/30	500	549
Illinois Finance Authority Revenue
(University of Chicago)	5.000%	10/1/29	500	556
Illinois Finance Authority Revenue
(University of Chicago)	5.000%	10/1/35	1,000	1,124
Illinois GO	5.000%	1/1/17	330	330
Illinois GO	5.000%	1/1/18	500	512
Illinois GO	5.000%	11/1/19	1,000	1,039
Illinois GO	5.000%	1/1/20 (4)	200	212
Illinois GO	5.000%	8/1/20	305	318
Illinois GO	5.000%	1/1/21 (4)	710	746
Illinois GO	5.000%	8/1/21	500	521
Illinois GO	5.000%	11/1/22	1,000	1,040
Illinois GO	5.000%	11/1/23	1,000	1,036
Illinois GO	5.500%	7/1/24	1,000	1,057
Illinois GO	5.000%	8/1/24	1,500	1,537
Illinois GO	5.000%	1/1/25	1,570	1,616
Illinois GO	5.250%	2/1/30	1,900	1,929
Illinois GO	5.000%	11/1/30	1,000	1,001
Illinois GO	5.250%	7/1/31	1,000	1,014
Illinois GO	5.000%	9/1/31	3,000	3,005
Illinois Regional Transportation Authority Revenue	6.250%	7/1/23 (4)	500	613
Illinois Sales Tax Revenue	5.500%	6/15/17 (3)	500	510
Illinois Toll Highway Authority Revenue	5.000%	1/1/28	500	539
Illinois Toll Highway Authority Revenue	5.000%	1/1/30	1,000	1,123
Illinois Toll Highway Authority Revenue	5.000%	1/1/32	500	558
Kane McHenry Cook & DeKalb County IL
Unit School District GO	5.000%	1/1/18	1,000	1,036

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Metropolitan Pier & Exposition Authority
Illinois Dedicated Sales Tax Revenue	0.000%	6/15/19 (14)	1,120	1,041
Metropolitan Pier & Exposition Authority
Illinois Dedicated Sales Tax Revenue	0.000%	6/15/21 (14)	1,100	935
Metropolitan Pier & Exposition Authority
Illinois Dedicated Sales Tax Revenue	0.000%	6/15/26 (4)	500	336
Metropolitan Pier & Exposition Authority
Illinois Dedicated Sales Tax Revenue	0.000%	6/15/27 (4)	780	497
Metropolitan Pier & Exposition Authority
Illinois Dedicated Sales Tax Revenue	0.000%	12/15/29 (14)	2,000	1,107
Metropolitan Pier & Exposition Authority
Illinois Dedicated Sales Tax Revenue	0.000%	12/15/31 (14)	290	146
Metropolitan Pier & Exposition Authority
Illinois Dedicated Sales Tax Revenue	0.000%	6/15/33 (14)	1,100	508
Metropolitan Pier & Exposition Authority
Illinois Dedicated Sales Tax Revenue
(McCormick Place Expansion Project)	0.000%	6/15/31 (14)	1,500	772
Metropolitan Pier & Exposition Authority
Illinois Dedicated Sales Tax Revenue
(McCormick Place Expansion Project)	0.000%	6/15/32 (14)	1,100	539
Railsplitter Tobacco Settlement Authority
Illinois Tobacco Settlement Revenue	5.250%	6/1/20	1,215	1,344
Railsplitter Tobacco Settlement Authority
Illinois Tobacco Settlement Revenue	5.500%	6/1/23	1,060	1,192
Railsplitter Tobacco Settlement Authority
Illinois Tobacco Settlement Revenue	6.000%	6/1/28	400	456
Romeoville IL Revenue (Lewis University Project)	5.000%	10/1/28	1,000	1,103
Will County IL Community High School District
No. 210 (Lincoln-Way) GO	0.000%	1/1/29	1,000	511
Will County IL Community High School District
No. 210 (Lincoln-Way) GO	5.000%	1/1/30	1,000	959
				85,276
Indiana (0.5%)
Carmel IN Local Public Improvement Bond
Bank Revenue	5.000%	7/15/31	1,000	1,164
Indiana Finance Authority Hospital Revenue
(Indiana University Health Obligated Group)	5.000%	12/1/19	1,275	1,399
Indiana Finance Authority Hospital Revenue
(Indiana University Health Obligated Group)	5.000%	12/1/22	1,100	1,276
Indiana Finance Authority Hospital Revenue
(Indiana University Health Obligated Group)	5.000%	12/1/33	1,390	1,575
Indiana Finance Authority Revenue
(Community Foundation of Northwest Indiana
Obligated Group)	5.000%	3/1/25	690	764
Indiana Finance Authority Revenue
(Marquette Project)	5.000%	3/1/24	1,645	1,820
Indiana Finance Authority Revenue
(Marquette Project)	5.000%	3/1/25	650	723
Indiana Finance Authority Revenue
(Stadium Project)	5.250%	2/1/30	1,000	1,169
Indiana Finance Authority Revenue
(State Revolving Fund)	5.000%	2/1/18	500	522
Indiana Finance Authority Revenue
(State Revolving Fund)	5.000%	2/1/32	500	561

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Indiana Finance Authority Wastewater Utility
Revenue (CWA Authority Project)	5.000%	10/1/32	500	559
Indiana Municipal Power Agency Revenue	5.000%	1/1/34	1,415	1,599
Indiana Office Building Commission Facilities
Revenue (New Castle Correctional Facility)	5.250%	7/1/19 (14)	500	543
Indiana University Student Fee Revenue	5.000%	8/1/18 (Prere.)	100	106
Indiana University Student Fee Revenue	5.000%	6/1/19	445	483
Purdue University Indiana University Student
Facilities System Revenue	5.000%	7/1/21	845	964
Richmond IN Hospital Authority Revenue
(Reid Hospital & Health Care Services Inc.)	5.000%	1/1/24	700	802
				16,029
Iowa (0.1%)
Iowa Finance Authority Midwestern Disaster Area
Revenue (Iowa Fertilizer Co. Project)	5.000%	12/1/19	375	375
Iowa Finance Authority Midwestern Disaster Area
Revenue (Iowa Fertilizer Co. Project)	5.500%	12/1/22	1,750	1,749
4 Iowa Finance Authority Midwestern Disaster Area
Revenue (Iowa Fertilizer Co. Project)	5.875%	12/1/27	320	324
Iowa Special Obligation Revenue	5.000%	6/1/25	1,000	1,193
Iowa Special Obligation Revenue (Ijobs Program)	5.000%	6/1/19 (Prere.)	220	239
				3,880
Kansas (0.4%)
Kansas Department of Transportation Highway
Revenue	5.000%	9/1/18 (Prere.)	500	531
Kansas Department of Transportation Highway
Revenue	5.000%	9/1/20	1,000	1,121
Kansas Department of Transportation Highway
Revenue	5.000%	9/1/25	500	596
Kansas Department of Transportation Highway
Revenue	5.000%	9/1/26	700	833
Kansas Development Finance Authority Hospital
Revenue (Adventist Health System/Sunbelt
Obligated Group)	5.000%	11/15/17 (Prere.)	100	103
Kansas Development Finance Authority Revenue	5.000%	5/1/20	1,395	1,541
Kansas Development Finance Authority Revenue	5.000%	5/1/25	1,335	1,548
Kansas Development Finance Authority Revenue	5.000%	5/1/27	1,585	1,821
Kansas Development Finance Authority Revenue	5.000%	4/1/32	1,325	1,477
Leavenworth County KS Unified School District
GO	4.500%	9/1/19 (12)	500	539
Wichita KS Hospital Facilities Revenue
(Via Christi Health System Inc.)	5.000%	11/15/21 (Prere.)	500	572
Wyandotte County/Kansas City KS Unified
Government Utility System Revenue	5.000%	9/1/23	500	571
				11,253
Kentucky (0.3%)
Kentucky Economic Development Finance
Authority Health System Revenue
(Norton Healthcare Inc. & Affiliates)	0.000%	10/1/25 (14)	1,140	837
Kentucky Economic Development Finance
Authority Hospital Revenue (Baptist Healthcare
System Obligated Group)	5.625%	8/15/27	1,200	1,264
Kentucky Municipal Power Agency Power
System Revenue	5.000%	9/1/29 (14)	1,000	1,121

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Kentucky Property & Building Commission
Revenue	5.000%	11/1/18 (Prere.)	500	534
Kentucky Property & Building Commission
Revenue	5.375%	11/1/18 (Prere.)	440	472
Kentucky Property & Building Commission
Revenue	5.375%	11/1/23	60	64
Kentucky Public Transportation Infrastructure
Authority Toll Revenue (Downtown Crossing
Project) BAN	0.000%	7/1/21	1,325	1,127
Kentucky Public Transportation Infrastructure
Authority Toll Revenue (Downtown
Crossing Project) BAN	0.000%	7/1/22	810	657
Kentucky Turnpike Authority Economic
Development Road Revenue
(Revitalization Project)	4.000%	7/1/17	500	508
Kentucky Turnpike Authority Economic
Development Road Revenue
(Revitalization Project)	5.000%	7/1/18	2,255	2,377
Kentucky Turnpike Authority Economic
Development Road Revenue
(Revitalization Project)	5.000%	7/1/19 (Prere.)	305	331
Kentucky Turnpike Authority Economic
Development Road Revenue
(Revitalization Project)	5.000%	7/1/28	1,000	1,148
				10,440
Louisiana (0.3%)
Bossier City LA Utilities Revenue	5.000%	10/1/22	500	576
Bossier City LA Utilities Revenue	5.000%	10/1/23	500	584
Jefferson Parish LA Environmental Facilities
& Community Development Authority Revenue	5.000%	4/1/18	405	423
3 Louisiana Gasoline & Fuel Tax Revenue PUT	0.982%	5/1/18	1,000	993
Louisiana State University Revenue	5.000%	7/1/23	400	457
New Orleans LA GO	5.125%	12/1/17 (Prere.)	1,645	1,707
New Orleans LA GO	5.000%	12/1/31	500	560
New Orleans LA Sewage Service Revenue	5.000%	6/1/24	900	1,028
New Orleans LA Sewage Service Revenue	5.000%	6/1/27	500	567
St. Charles Parish LA Gulf Opportunity Zone
Revenue (Valero Energy Corp.) PUT	4.000%	6/1/22	1,300	1,361
				8,256
Maine (0.2%)
Maine Health & Higher Educational Facilities
Authority Revenue (Bowdoin College) VRDO	0.710%	1/5/17 LOC	4,100	4,100
Portland ME Airport Revenue	5.000%	1/1/20 (4)	500	542
				4,642
Maryland (2.2%)
Anne Arundel County MD GO	5.000%	10/1/19	1,455	1,594
Anne Arundel County MD GO	5.000%	10/1/20	1,455	1,634
Anne Arundel County MD GO	5.000%	10/1/27	1,455	1,751
Baltimore County MD GO	5.000%	2/1/21	1,500	1,696
Baltimore County MD GO	5.000%	8/1/21	1,435	1,638
Baltimore MD Consolidated Public Improvement
GO	5.000%	10/15/28	650	746
Baltimore MD Project Revenue	5.000%	7/1/24	2,000	2,371
Howard County MD GO	5.000%	2/15/22	750	845

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Howard County MD GO	5.000%	8/15/24	200	227
Maryland Department of Transportation Revenue	5.000%	2/15/18	500	522
Maryland Department of Transportation Revenue	5.000%	2/15/19	1,955	2,107
Maryland Department of Transportation Revenue	5.000%	11/1/19	3,055	3,357
Maryland Department of Transportation Revenue	5.000%	2/15/20	1,090	1,205
Maryland Department of Transportation Revenue	5.000%	11/1/22	2,515	2,943
Maryland Department of Transportation Revenue	5.000%	11/1/23	1,900	2,257
Maryland Department of Transportation Revenue	4.000%	12/15/29	1,365	1,485
Maryland GO	5.000%	3/15/17	500	504
Maryland GO	5.000%	7/15/17	610	624
Maryland GO	5.000%	8/1/17	500	512
Maryland GO	5.250%	8/15/17	500	514
Maryland GO	5.250%	3/1/18	200	210
Maryland GO	5.000%	3/1/19	1,200	1,295
Maryland GO	5.000%	3/15/19 (Prere.)	500	539
Maryland GO	5.250%	8/1/20	1,000	1,128
Maryland GO	5.000%	6/1/21	2,415	2,751
Maryland GO	4.000%	8/1/21	1,000	1,098
Maryland GO	5.000%	8/1/21	870	967
Maryland GO	5.000%	8/1/22	1,500	1,749
Maryland GO	5.000%	8/1/22	1,500	1,749
Maryland GO	4.000%	8/1/23	2,390	2,683
Maryland GO	5.000%	8/1/23	1,500	1,779
Maryland GO	4.000%	8/1/26	1,970	2,187
Maryland GO	4.000%	6/1/29	2,000	2,191
Maryland GO	4.000%	6/1/30	2,000	2,174
Maryland Health & Higher Educational Facilities
Authority Revenue (Adventist Healthcare
Obligated Group)	5.500%	1/1/31	1,850	2,072
Maryland Health & Higher Educational Facilities
Authority Revenue (Anne Arundel
Health System)	5.000%	7/1/27	500	562
Maryland Health & Higher Educational Facilities
Authority Revenue (Johns Hopkins Health
System Obligated Group)	5.000%	7/1/24	500	569
Maryland Health & Higher Educational Facilities
Authority Revenue (Maryland Institute College
of Art)	5.000%	6/1/20	500	539
Maryland Health & Higher Educational Facilities
Authority Revenue (Meritus Medical Center, Inc.)	5.000%	7/1/33	1,215	1,302
Maryland Transportation Authority Facilities
Projects Revenue	5.000%	7/1/22	500	542
Maryland Transportation Authority GAN	5.250%	3/1/18	700	734
Maryland Transportation Authority GAN	5.250%	3/1/20	500	539
Maryland Water Quality Financing Administration
Bay Restoration Revolving Loan Fund Revenue	5.000%	3/1/24	1,620	1,927
Montgomery County MD GO	5.000%	7/1/17	500	510
Montgomery County MD GO	5.000%	11/1/17	500	517
Montgomery County MD GO	5.000%	11/1/22	1,500	1,756
Montgomery County MD GO	5.000%	11/1/23	2,800	3,327
Montgomery County MD GO	4.000%	12/1/30	1,555	1,670
Prince Georges County MD GO	5.000%	9/15/23	500	566
				68,164

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Massachusetts (1.9%)
Boston MA GO	5.000%	4/1/20	780	866
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.000%	7/1/18 (Prere.)	500	528
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.000%	7/1/18 (Prere.)	2,500	2,642
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.250%	7/1/22	480	561
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.500%	7/1/26 (14)	400	500
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.250%	7/1/28	500	624
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.000%	7/1/31	915	1,120
Massachusetts College Building Authority
Revenue	4.000%	5/1/17	650	657
Massachusetts College Building Authority
Revenue	5.250%	5/1/19 (Prere.)	445	484
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/23	500	546
4 Massachusetts Development Finance Agency
Revenue (Boston University) TOB VRDO	0.840%	1/5/17 LOC	5,200	5,200
Massachusetts Development Finance Agency
Revenue (Emerson College)	5.500%	1/1/30	450	485
Massachusetts Development Finance Agency
Revenue (Harvard University)	5.000%	1/1/20	355	392
Massachusetts Development Finance Agency
Revenue (Harvard University)	5.000%	7/15/28	1,000	1,219
Massachusetts Development Finance Agency
Revenue (Lahey Clinic Obligated Group)	5.000%	8/15/25	750	828
Massachusetts Development Finance Agency
Revenue (Lahey Clinic Obligated Group)	5.000%	8/15/26	500	550
Massachusetts Development Finance Agency
Revenue (Lahey Clinic Obligated Group)	5.000%	8/15/27	600	659
Massachusetts Development Finance Agency
Revenue (Milford Regional Medical Center)	5.000%	7/15/17	300	306
Massachusetts Development Finance Agency
Revenue (Milford Regional Medical Center)	5.000%	7/15/18	200	210
Massachusetts Development Finance Agency
Revenue (UMass Memorial Medical Center)	5.000%	7/1/25	1,275	1,441
Massachusetts Development Finance Agency
Revenue (UMass Memorial Medical Center)	5.125%	7/1/26	720	791
Massachusetts Educational Financing Authority
Education Loan Revenue	5.500%	1/1/22	300	325
Massachusetts GO	5.250%	8/1/17 (Prere.)	800	820
Massachusetts GO	5.500%	10/1/18	500	537
Massachusetts GO	5.000%	3/1/19 (Prere.)	500	539
Massachusetts GO	5.000%	7/1/19 (Prere.)	500	543
Massachusetts GO	5.000%	8/1/20	500	558
Massachusetts GO	5.250%	8/1/20	300	337
Massachusetts GO	5.500%	10/1/20	500	569
Massachusetts GO	5.500%	10/1/20 (14)	500	569
Massachusetts GO	5.000%	4/1/21 (Prere.)	500	566
Massachusetts GO	5.000%	8/1/22	1,000	1,157
Massachusetts GO	5.250%	8/1/23	500	596

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Massachusetts GO	5.000%	12/1/23	1,520	1,797
Massachusetts GO	5.000%	12/1/24	2,000	2,398
Massachusetts GO	1.144%	11/1/25	1,380	1,313
Massachusetts GO	5.000%	7/1/26	1,375	1,675
Massachusetts GO	4.000%	11/1/30	1,980	2,102
3 Massachusetts GO PUT	1.020%	8/1/17	1,000	1,000
4 Massachusetts GO TOB VRDO	0.770%	1/3/17 LOC	2,000	2,000
4 Massachusetts GO TOB VRDO	0.770%	1/4/17 LOC	1,500	1,500
Massachusetts GO VRDO	0.690%	1/3/17	1,900	1,900
Massachusetts Health & Educational Facilities
Authority Revenue (Harvard University)	5.000%	12/15/19 (Prere.)	500	551
Massachusetts Port Authority Revenue	5.000%	7/1/17	415	424
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	5/15/19	110	119
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	5/15/19 (ETM)	390	422
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	10/15/20	225	252
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	5/15/21	900	1,022
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/23	495	573
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/31	1,500	1,754
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	4.000%	8/15/32	600	635
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/34	1,000	1,154
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/35	2,000	2,297
Massachusetts Special Obligation Dedicated
Tax Revenue	5.500%	1/1/26 (14)	500	607
Massachusetts Transportation Fund Revenue
(Accelerated Bridge Program)	5.000%	6/1/18	1,400	1,476
Massachusetts Turnpike Authority Revenue
(Metropolitan Highway System)	0.000%	1/1/29 (14)	300	212
Massachusetts Water Pollution Abatement
Trust Revenue	5.000%	8/1/19	240	262
Massachusetts Water Pollution Abatement
Trust Revenue	5.250%	8/1/20	200	225
Massachusetts Water Pollution Abatement
Trust Revenue	5.250%	8/1/21	500	576
Massachusetts Water Pollution Abatement
Trust Revenue	5.250%	8/1/30	625	783
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/25	895	995
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/35	1,000	1,160
				58,909
Michigan (1.6%)
Battle Creek MI School District GO	5.000%	5/1/25	500	579
Birmingham MI City School District GO	5.000%	5/1/22	740	852
Chippewa Valley MI Schools GO	5.000%	5/1/33	1,000	1,130
Dearborn MI School District GO	5.000%	5/1/34	1,200	1,337
Detroit MI City School District GO	5.250%	5/1/28 (4)	500	584

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Detroit MI Sewage Disposal System Revenue	7.000%	7/1/27 (4)	1,000	1,119
Detroit MI Water & Sewerage Department
Sewage Disposal System Revenue	5.000%	7/1/22	370	415
Detroit MI Water & Sewerage Department
Sewage Disposal System Revenue	5.000%	7/1/23	1,025	1,142
Detroit MI Water & Sewerage Department
Sewage Disposal System Revenue	5.000%	7/1/32	1,000	1,079
Great Lakes MI Water Authority Sewer Disposal
System Revenue	5.000%	7/1/31	1,645	1,835
Great Lakes MI Water Authority Sewer Disposal
System Revenue	5.000%	7/1/36	1,000	1,088
Great Lakes MI Water Authority Water Supply
System Revenue	5.000%	7/1/28	1,000	1,140
Great Lakes MI Water Authority Water Supply
System Revenue	4.000%	7/1/33 (4)	1,000	1,008
Lincoln MI Consolidated School District GO	5.000%	5/1/24 (4)	1,000	1,150
Marysville MI Public Schools District GO	5.000%	5/1/28	1,605	1,872
Michigan Building Authority Revenue	5.000%	10/15/20 (4)	500	545
Michigan Building Authority Revenue	5.000%	4/15/24	1,500	1,752
Michigan Finance Authority Hospital Revenue
Bonds (Trinity Health Credit Group)	5.000%	12/1/35	920	1,036
Michigan Finance Authority Revenue	5.000%	4/1/18	1,000	1,042
Michigan Finance Authority Revenue	5.000%	10/1/22	500	557
Michigan Finance Authority Revenue
(Detroit Water & Sewer)	5.000%	7/1/22 (4)	1,000	1,128
Michigan Finance Authority Revenue
(Detroit Water & Sewer)	5.000%	7/1/23 (4)	1,000	1,142
Michigan Finance Authority Revenue
(Detroit Water & Sewer)	5.000%	7/1/28	750	834
Michigan Finance Authority Revenue
(Detroit Water & Sewer)	5.000%	7/1/29	1,500	1,672
Michigan Finance Authority Revenue
(Detroit Water & Sewer)	5.000%	7/1/33	1,000	1,097
Michigan Finance Authority Revenue
(Henry Ford Health System Obligated Group)	5.000%	11/15/26	1,000	1,148
Michigan Finance Authority Revenue
(Sparrow Obligated Group)	5.000%	11/15/27	500	558
Michigan Finance Authority Revenue
(State Clean Water Revolving Fund)	5.000%	10/1/22	2,100	2,443
Michigan Finance Authority Revenue
(State Clean Water Revolving Fund)	5.000%	10/1/27	1,000	1,150
Michigan Finance Authority Revenue
(State Clean Water Revolving Fund)	5.000%	10/1/31	500	568
Michigan Finance Authority Revenue
(Unemployment Obligation Assessment)	5.000%	1/1/18	500	520
Michigan Finance Authority Revenue
(Unemployment Obligation Assessment)	5.000%	7/1/19	1,145	1,246
Michigan Finance Authority Revenue
(Unemployment Obligation Assessment)	5.000%	1/1/22	2,000	2,077
Michigan GAN	5.000%	3/15/27	1,000	1,188
Michigan GO	5.000%	5/1/18	500	526
Michigan GO	5.500%	5/1/19 (Prere.)	595	651
Michigan State University Revenue	5.000%	8/15/20	1,040	1,161
Michigan Trunk Line Revenue	5.000%	11/1/21	500	545
Oakland University MI Revenue	5.000%	3/1/30	1,155	1,323

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Portage MI Public Schools GO	5.000%	11/1/34	1,250	1,413
Rochester MI Community School District GO	5.000%	5/1/18	1,800	1,886
Royal Oak MI Hospital Finance Authority Hospital
Revenue (William Beaumont Hospital)	5.000%	9/1/25	1,400	1,593
3 University of Michigan Revenue PUT	1.150%	4/2/18	1,000	996
Wayne County MI Airport Authority Revenue	5.000%	12/1/30	1,300	1,456
Wayne County MI Airport Authority Revenue
(Detroit Metropolitan Wayne County Airport)	4.500%	12/1/25 (14)	1,000	1,027
				50,610
Minnesota (0.9%)
Minneapolis & St. Paul MN Metropolitan Airports
Commission Revenue	5.000%	1/1/25	250	296
Minneapolis & St. Paul MN Metropolitan Airports
Commission Revenue	5.000%	1/1/26	200	239
Minneapolis & St. Paul MN Metropolitan Airports
Commission Revenue	5.000%	1/1/28	1,850	2,217
Minneapolis & St. Paul MN Metropolitan Council
Wastewater GO	5.000%	3/1/21	1,435	1,626
Minneapolis & St. Paul MN Metropolitan Council
Wastewater GO	5.000%	3/1/25	1,605	1,945
Minneapolis MN Special School District No. 1
COP	5.000%	2/1/26	1,855	2,135
Minnesota 911 Revenue	5.000%	6/1/18	1,430	1,509
Minnesota GO	5.000%	10/1/17 (ETM)	10	10
Minnesota GO	5.000%	10/1/17	490	505
Minnesota GO	5.000%	8/1/19 (Prere.)	500	545
Minnesota GO	5.000%	8/1/19	500	545
Minnesota GO	5.000%	11/1/20	335	366
Minnesota GO	5.000%	8/1/21	1,295	1,478
Minnesota GO	5.000%	8/1/22	1,305	1,519
Minnesota GO	5.000%	8/1/23	1,070	1,267
Minnesota GO	5.000%	8/1/25	1,000	1,217
Minnesota GO	5.000%	8/1/25	1,500	1,825
Minnesota GO	5.000%	8/1/27	1,005	1,211
Rochester MN Health Care Facilities Revenue
(Mayo Clinic)	5.000%	11/15/31	1,000	1,226
Southern Minnesota Municipal Power Agency
Power Supply System Revenue	5.250%	1/1/19 (Prere.)	500	539
University of Minnesota Revenue	5.000%	12/1/18	1,000	1,071
University of Minnesota Revenue	5.000%	4/1/19	2,775	2,999
University of Minnesota Revenue	5.000%	8/1/19	500	545
University of Minnesota Revenue	5.250%	12/1/29	500	564
				27,399
Mississippi (0.2%)
DeSoto County MS School District GO	5.000%	5/1/19	370	399
Mississippi GO	5.500%	12/1/18	750	811
Mississippi GO	5.000%	10/1/19	2,000	2,192
Mississippi GO	5.000%	11/1/29	1,000	1,176
Mississippi State University Educational Building
Corp. Revenue	5.000%	8/1/32	1,000	1,132
				5,710
Missouri (0.4%)
Missouri Board of Public Buildings Special
Obligation Revenue	4.000%	4/1/20	1,000	1,075

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Missouri Health & Educational Facilities Authority
Educational Facilities Revenue (St. Louis College
of Pharmacy Project)	5.000%	5/1/30	500	535
Missouri Health & Educational Facilities Authority
Educational Facilities Revenue (St. Louis College
of Pharmacy Project)	5.000%	5/1/34	880	926
Missouri Health & Educational Facilities Authority
Health Facilities Revenue (SSM Health System)	5.000%	6/1/25	1,000	1,162
Missouri Health & Educational Facilities Authority
Revenue (Children’s Mercy Hospital)	5.000%	5/15/36	1,000	1,092
Missouri Health & Educational Facilities Authority
Revenue (Mercy Health)	5.000%	11/15/34	1,500	1,662
Missouri Health & Educational Facilities Authority
Revenue (Mercy Health) VRDO	1.105%	1/9/17 (2)	500	454
Missouri Highways & Transportation Commission
Road Revenue	5.000%	5/1/17	500	507
Missouri Highways & Transportation Commission
Road Revenue	5.250%	5/1/17 (Prere.)	350	355
Missouri Highways & Transportation Commission
Road Revenue	5.000%	2/1/23	600	706
Missouri Highways & Transportation Commission
Road Revenue	5.000%	5/1/23	500	539
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue
(Iatan 2 Project)	5.000%	12/1/34	1,400	1,567
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue
(Prairie Project)	5.000%	12/1/34	1,000	1,114
St. Louis MO Parking Revenue	5.000%	12/15/23 (4)	690	794
St. Louis MO Sewer & Wastewater Revenue	5.000%	5/1/36	1,000	1,151
				13,639
Montana (0.0%)
Montana Facility Finance Authority Hospital
Revenue (Benefis Health System)	5.000%	2/15/32	825	919

Nebraska (0.3%)
Central Plains Energy Project Nebraska Gas
Project Revenue (Project No. 1)	5.250%	12/1/18	160	170
Central Plains Energy Project Nebraska Gas
Supply Revenue PUT	5.000%	12/1/19	2,000	2,184
Lincoln County NE Hospital Authority No. 1
Hospital Revenue (Great Plains Regional
Medical Center Project)	5.000%	11/1/23	750	830
Lincoln NE Electric System Revenue	5.000%	9/1/22 (Prere.)	135	157
Lincoln NE Electric System Revenue	5.000%	9/1/25	265	303
Municipal Energy Agency of Nebraska Power
Supply System Revenue	5.000%	4/1/31	345	383
Nebraska Public Power District Revenue	5.000%	1/1/30	1,000	1,101
Nebraska Public Power District Revenue	5.000%	1/1/32	1,500	1,649
Omaha NE Public Power District Electric Revenue	5.000%	2/1/25	1,270	1,521
Scotts Bluff County NE Hospital Authority
Revenue (Regional West Medical Center)	5.000%	2/1/24	1,685	1,827
				10,125

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Nevada (0.8%)
Carson City NV Hospital Revenue
(Carson Tahoe Regional Medical Center)	5.000%	9/1/33	1,500	1,590
Clark County NV GO	5.000%	12/1/29	500	544
Clark County NV GO	5.000%	7/1/33	1,000	1,119
Clark County NV Highway Improvement Motor
Vehicle Fuel Tax Revenue	5.000%	7/1/19 (Prere.)	500	543
Clark County NV Passenger Facility Charge
Revenue (Las Vegas McCarran International
Airport)	4.500%	7/1/20	455	490
Clark County NV School District GO	5.000%	12/15/17 (Prere.)	1,175	1,220
Clark County NV School District GO	5.000%	6/15/18	1,690	1,750
Las Vegas NV GO	5.000%	6/1/18	1,225	1,289
Las Vegas Valley Water District Nevada GO	5.000%	6/1/21	2,000	2,271
Las Vegas Valley Water District Nevada GO	5.000%	6/1/24	1,000	1,181
Las Vegas Valley Water District Nevada GO	5.000%	2/1/35	1,000	1,033
Las Vegas Valley Water District Nevada GO	5.000%	6/1/35	1,870	2,145
Nevada Capital Improvement & Cultural Affairs
GO	5.000%	12/1/17 (Prere.)	500	518
Nevada GO	5.000%	4/1/22	1,710	1,963
Nevada GO	5.000%	11/1/23	1,465	1,722
Nevada GO	5.000%	11/1/25	1,015	1,210
Reno NV Health Facility Revenue
(Dignity Health Obligated Group)	5.250%	7/1/31 (Prere.)	1,100	1,124
Truckee Meadows NV Water Authority
Water Revenue	5.000%	7/1/34	1,500	1,721
				23,433
New Hampshire (0.1%)
Manchester NH General Airport Revenue	5.000%	1/1/17	500	500
New Hampshire Health & Education Facilities
Authority Revenue (Southern New Hampshire
Medical Center)	5.000%	10/1/17 (Prere.)	1,435	1,477
New Hampshire Health & Education Facilities
Authority Revenue (Southern New Hampshire
Medical Center)	5.000%	10/1/32	430	440
New Hampshire Municipal Bond Bank Revenue	4.000%	8/15/33	1,000	1,053
				3,470
New Jersey (1.6%)
Bergen County NJ GO	5.000%	10/15/21	1,470	1,688
Garden State Preservation Trust New Jersey
Revenue (Open Space & Farmland Preservation)	0.000%	11/1/21 (4)	500	436
Jersey City NJ GO	5.000%	3/1/21	480	527
Morris County NJ Improvement Authority
School District Revenue (Morris Hills Regional
District Project)	5.000%	10/1/23	495	573
New Jersey COP	5.250%	6/15/30	465	475
New Jersey Economic Development Authority
Revenue	5.000%	6/15/21	1,000	1,059
New Jersey Economic Development Authority
Revenue	5.000%	6/15/23	1,000	1,057
New Jersey Economic Development Authority
Revenue	5.500%	6/15/29	2,000	2,150
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/19	700	737

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/26	1,500	1,594
New Jersey Economic Development Authority
Revenue (Motor Vehicle Surcharges)	5.250%	7/1/26 (14)	500	562
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/24	300	318
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/28	2,095	2,135
New Jersey Economic Development Authority
Revenue (New Jersey Transit Light Rail Transit
System Project)	5.000%	5/1/17	500	505
New Jersey Economic Development Authority
Sublease Revenue (New Jersey Transit Corp.
Light Rail Transit System Project)	5.000%	5/1/18	500	517
New Jersey Economic Development Authority
Sublease Revenue (New Jersey Transit Corp.
Light Rail Transit System Project)	5.000%	5/1/19	500	523
New Jersey Educational Facilities Authority
Revenue (University Medical & Dentistry)	6.500%	6/1/19 (Prere.)	195	218
New Jersey GO	5.250%	7/15/18 (2)	500	528
New Jersey GO	5.000%	8/15/19	750	809
New Jersey Health Care Facilities Financing
Authority Lease Revenue (Greystone Park
Psychiatric Hospital Project)	5.000%	9/15/24	500	524
New Jersey Health Care Facilities Financing
Authority Revenue (Barnabas Health)	5.000%	7/1/18 (ETM)	250	264
New Jersey Health Care Facilities Financing
Authority Revenue (Barnabas Health)	5.000%	7/1/22	1,000	1,136
New Jersey Health Care Facilities Financing
Authority Revenue (Barnabas Health)	5.000%	7/1/25	900	1,003
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	1/1/18 (4)	385	399
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	1/1/19 (ETM)	315	338
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	1/1/19	185	197
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group)	5.000%	7/1/21	640	718
New Jersey Health Care Facilities Financing
Authority Revenue (St. Joseph’s Healthcare
System)	5.000%	7/1/27	1,000	1,117
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.250%	12/1/28	255	267
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/24	1,750	1,817
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/25	1,300	1,409
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/29	1,500	1,542
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.250%	6/15/33	1,500	1,539

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/17 (4)	150	155
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/18 (4)	1,135	1,210
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/19	650	684
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/19	500	529
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/20 (14)	2,500	2,746
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/21 (14)	245	269
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/21 (12)	150	167
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/22	1,315	1,426
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/23	605	657
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/24	1,000	1,055
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/26 (2)	2,000	1,311
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	6/15/31	500	524
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/32	700	709
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	6/15/32	1,000	1,029
New Jersey Turnpike Authority Revenue	5.000%	1/1/22	500	532
New Jersey Turnpike Authority Revenue	5.000%	1/1/31	1,000	1,105
New Jersey Turnpike Authority Revenue	5.000%	1/1/32	1,000	1,109
South Jersey Transportation Authority
New Jersey Transportation System Revenue	5.000%	11/1/25	500	547
Tobacco Settlement Financing Corp.
New Jersey Revenue	5.000%	6/1/18	1,500	1,523
Tobacco Settlement Financing Corp.
New Jersey Revenue	5.000%	6/1/19	850	862
Tobacco Settlement Financing Corp.
New Jersey Revenue	0.000%	6/1/41	7,100	1,854
Tobacco Settlement Financing Corp.
New Jersey Revenue	0.000%	6/1/41	1,000	257
West Deptford Township NJ GO	5.000%	7/1/27 (4)	635	647
				49,588
New Mexico (0.2%)
Albuquerque NM GO	5.000%	7/1/20	2,000	2,230
2 Albuquerque NM Municipal School District
No. 12 GO	5.000%	8/1/22	250	288
2 Albuquerque NM Municipal School District
No. 12 GO	5.000%	8/1/23	250	292
Farmington NM Pollution Control Revenue
(Arizona Public Service Co. Four Corners Project)	4.700%	9/1/24	1,750	1,876
New Mexico Educational Assistance Foundation
Revenue	5.000%	12/1/19	500	547
New Mexico Finance Authority Transportation
Revenue	5.000%	6/15/23	500	552

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Mexico Hospital Equipment Loan Council
Hospital System Revenue (Presbyterian
Healthcare Services)	5.000%	8/1/28	1,350	1,556
				7,341
New York (7.9%)
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.000%	5/1/18	500	526
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.000%	5/1/19 (ETM)	200	217
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.000%	5/1/19	300	325
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.250%	5/1/31	500	556
Long Island NY Power Authority Electric System
Revenue	4.000%	9/1/18	835	871
Long Island NY Power Authority Electric System
Revenue	5.250%	4/1/19 (ETM)	125	136
Long Island NY Power Authority Electric System
Revenue	5.250%	4/1/19 (ETM)	75	81
Long Island NY Power Authority Electric System
Revenue	5.000%	4/1/23	575	608
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/24	45	51
3 Long Island NY Power Authority Electric System
Revenue PUT	1.082%	11/1/18	1,000	1,000
Monroe County NY Industrial Development Corp.
Mortgage Revenue (Unity Hospital Rochester
Project)	5.500%	8/15/23	780	783
Nassau County NY GO	5.000%	4/1/23	1,000	1,149
New York City NY GO	5.000%	2/1/17	500	502
New York City NY GO	5.000%	2/1/17 (Prere.)	335	336
New York City NY GO	5.250%	8/1/17	700	718
New York City NY GO	5.000%	2/1/18	165	166
New York City NY GO	5.250%	8/15/18 (Prere.)	40	43
New York City NY GO	5.500%	11/15/18 (Prere.)	300	324
New York City NY GO	5.625%	4/1/19 (Prere.)	450	492
New York City NY GO	5.000%	8/1/19	500	511
New York City NY GO	5.000%	8/1/19	1,500	1,631
New York City NY GO	5.000%	8/1/19	1,065	1,158
New York City NY GO	5.000%	8/1/20	2,100	2,333
New York City NY GO	5.000%	8/1/20	2,935	3,261
New York City NY GO	5.250%	9/1/20	1,000	1,064
New York City NY GO	5.000%	8/1/21	1,535	1,739
New York City NY GO	5.000%	8/1/21	515	584
New York City NY GO	5.000%	8/1/21	2,000	2,266
New York City NY GO	5.000%	8/1/22	500	575
New York City NY GO	5.000%	10/1/22	500	569
New York City NY GO	5.000%	8/1/23	380	434
New York City NY GO	5.000%	8/1/23	1,505	1,757
New York City NY GO	5.250%	8/15/24	460	488
New York City NY GO	5.000%	8/1/25	1,010	1,207

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York City NY GO	5.000%	8/1/25	750	844
New York City NY GO	5.000%	8/1/26	500	567
New York City NY GO	5.000%	8/1/26	1,000	1,152
New York City NY GO	5.000%	8/15/26	475	502
New York City NY GO	5.000%	5/15/28	480	517
New York City NY GO	5.000%	8/1/28	400	441
New York City NY GO	5.000%	8/1/28	1,500	1,783
New York City NY GO	5.625%	4/1/29	390	425
New York City NY GO	5.000%	5/15/29	500	538
New York City NY GO	5.000%	8/1/30	1,000	1,151
New York City NY GO	5.000%	3/1/31	1,340	1,527
New York City NY GO	5.000%	8/1/31	365	407
New York City NY GO	5.000%	12/1/32	1,755	2,051
New York City NY GO	5.000%	12/1/33	1,500	1,743
New York City NY GO	4.000%	8/1/35	1,000	1,036
New York City NY GO	5.000%	12/1/35	1,000	1,151
New York City NY GO VRDO	0.710%	1/3/17 LOC	4,000	4,000
New York City NY GO VRDO	0.710%	1/3/17	800	800
New York City NY GO VRDO	0.750%	1/3/17 LOC	3,100	3,100
New York City NY Health & Hospital Corp.
Revenue (Health System)	5.000%	2/15/24	1,500	1,634
New York City NY Health & Hospital Corp.
Revenue (Health System)	5.000%	2/15/30	500	539
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	5.250%	7/1/29	1,000	1,149
New York City NY Housing Development Corp.
Multi-Family Housing Revenue PUT	2.950%	2/1/26	1,000	992
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	0.000%	6/15/18	750	735
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/27	500	542
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/27	1,200	1,431
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	4.750%	6/15/30	255	265
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/30	500	553
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/31	500	560
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.710%	1/3/17	7,800	7,800
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.710%	1/3/17	5,800	5,800
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.740%	1/3/17	2,350	2,350
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/24	500	576
New York City NY Transitional Finance Authority
Building Aid Revenue	5.250%	1/15/25	500	536
New York City NY Transitional Finance Authority
Building Aid Revenue	5.250%	1/15/26	500	536

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/28	1,730	2,039
New York City NY Transitional Finance Authority
Building Aid Revenue	5.125%	1/15/29	1,070	1,142
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/29	2,000	2,344
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/30	1,000	1,169
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/32	250	283
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/17 (Prere.)	330	335
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/17 (Prere.)	335	340
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/17 (Prere.)	330	335
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/17 (Prere.)	660	669
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/18 (ETM)	200	208
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/18	170	172
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/19	1,100	1,183
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/23	165	167
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/24	170	172
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/25	400	450
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/25	340	344
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/28	1,325	1,571
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/29	850	980
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/30	500	572
New York City NY Transitional Finance Authority
Future Tax Revenue	5.250%	2/1/30	500	561
New York City NY Transitional Finance Authority
Future Tax Revenue	4.000%	5/1/30	1,500	1,610
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/31	500	554
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/31	300	342
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/31	500	576
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/32	1,250	1,443
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/32	1,500	1,748
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/32	500	576

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/34	1,665	1,930
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/34	1,450	1,658
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/34	1,500	1,726
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/35	1,725	1,974
New York City NY Transitional Finance Authority
Future Tax Revenue VRDO	0.710%	1/3/17	3,800	3,800
New York City NY Transitional Finance Authority
Future Tax Revenue VRDO	0.710%	1/3/17	8,700	8,700
New York City NY Trust for Cultural Resources
Revenue (Lincoln Center for the Performing
Arts Inc.)	5.000%	12/1/26	1,000	1,182
New York City NY Trust for Cultural Resources
Revenue (Museum of Modern Art)	4.000%	4/1/26	1,000	1,124
New York Liberty Development Corp. Revenue	5.000%	11/15/31	1,000	1,117
New York Liberty Development Corp. Revenue
(7 World Trade Center Project)	5.000%	9/15/31	1,000	1,131
New York Liberty Development Corp. Revenue
(Goldman Sachs Headquarters)	5.250%	10/1/35	500	598
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/17 (Prere.)	500	518
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/17 (Prere.)	110	114
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/19	1,500	1,638
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/20	1,500	1,672
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/21	210	238
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/21	1,000	1,134
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/21 (14)	300	344
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/28	1,675	1,964
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/28	500	524
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/30	500	559
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/30	500	558
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/32	500	560
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/33	1,500	1,671
New York Metropolitan Transportation Authority
Revenue (Dedicated Petroleum Tax)	5.250%	11/15/19 (Prere.)	600	664
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.250%	11/15/29	1,665	2,027
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/32	1,455	1,713

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/35	2,000	2,321
New York Metropolitan Transportation Authority
Revenue (Hudson Yards Development)	5.000%	11/15/51	2,000	2,148
New York Metropolitan Transportation Authority
Revenue (Service Contract)	5.750%	1/1/17 (14)	560	560
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.500%	11/15/18	255	269
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/15/31	1,165	1,300
3 New York Metropolitan Transportation Authority
Revenue PUT	1.080%	11/15/17	1,500	1,499
New York State Dormitory Authority Lease
Revenue (City of New York Court Facilities)	5.500%	5/15/24 (2)	500	602
New York State Dormitory Authority Lease
Revenue (City of New York Court Facilities)	5.500%	5/15/27 (2)	500	617
New York State Dormitory Authority Lease
Revenue (Mental Health Services Facilities)	5.000%	8/15/21	500	555
New York State Dormitory Authority Revenue	5.000%	10/1/20	75	82
New York State Dormitory Authority Revenue
(City University System)	5.000%	7/1/24	400	443
New York State Dormitory Authority Revenue
(Fordham University)	5.000%	7/1/18 (Prere.)	250	264
New York State Dormitory Authority Revenue
(Icahn School of Medicine at Mount Sinai)	5.000%	7/1/28	1,000	1,139
New York State Dormitory Authority Revenue
(Icahn School of Medicine at Mount Sinai)	5.000%	7/1/32	1,000	1,117
New York State Dormitory Authority Revenue
(Mount Sinai Hospital Obligated Group)	5.000%	7/1/23	500	551
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York
University)	5.000%	7/1/17 (Prere.)	500	510
New York State Dormitory Authority Revenue
(New York University)	6.000%	7/1/19 (14)	500	553
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/28	1,500	1,790
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/26	500	556
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/17	500	503
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/18 (Prere.)	500	523
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/20	200	216
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/20	1,815	2,041
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/22 (Prere.)	170	196
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/22 (Prere.)	160	184
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/23	830	949
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/24	840	957

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/26	1,000	1,206
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/26	500	576
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/30	2,000	2,318
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/32	500	568
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/33	300	339
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/34	2,000	2,264
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/20	500	558
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/21 (4)	390	442
New York State Dormitory Authority Revenue
(Service Contract)	5.000%	7/1/22	500	542
New York State Dormitory Authority Revenue
(The New School)	5.250%	7/1/20 (Prere.)	500	561
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/21	1,135	1,286
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/24	1,320	1,570
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/25	1,270	1,524
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/33	1,720	2,020
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/35	1,420	1,636
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking Water
Revolving Funds)	5.000%	6/15/22	500	509
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking Water
Revolving Funds)	5.000%	6/15/24	365	403
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking Water
Revolving Funds)	5.000%	6/15/25	500	575
New York State GO	4.500%	2/1/17	500	502
New York State GO	4.500%	2/1/18	500	519
New York State GO	4.500%	2/1/19	500	533
New York State GO	5.000%	2/15/30	315	351
New York State Local Government Assistance
Corp. Revenue	5.000%	4/1/21	500	552
New York State Thruway Authority Revenue	5.000%	5/1/19	1,135	1,224
New York State Thruway Authority Revenue	5.000%	1/1/20 (14)	500	518
New York State Thruway Authority Revenue	5.000%	1/1/21 (14)	490	508
New York State Thruway Authority Revenue	5.000%	1/1/30	500	562
New York State Thruway Authority Revenue	5.000%	1/1/32 (14)	600	618
New York State Thruway Authority Revenue	5.000%	1/1/35	1,000	1,123
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/17 (Prere.)	500	505
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	10/1/18 (Prere.)	500	532

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/19	500	540
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/20	500	553
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/25	500	569
New York State Urban Development Corp.
Revenue	5.000%	12/15/18	500	536
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	12/15/17 (Prere.)	1,035	1,075
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/18	1,000	1,047
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	12/15/18	600	644
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.500%	3/15/22 (14)	530	624
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/24	1,325	1,573
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/25	2,000	2,412
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	12/15/25	465	482
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/26	2,000	2,363
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/29	1,500	1,778
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/31	1,420	1,660
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/31	2,000	2,306
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/33	2,000	2,327
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/33	1,485	1,701
New York State Urban Development Corp.
Revenue (Service Contract)	5.000%	1/1/18	540	561
New York State Urban Development Corp.
Revenue (Service Contract) VRDO	0.700%	1/5/17	2,600	2,600
Port Authority of New York & New Jersey
Revenue	5.000%	7/15/26	500	528
Port Authority of New York & New Jersey
Revenue	5.000%	9/1/26	1,750	2,074
Port Authority of New York & New Jersey
Revenue	5.000%	5/1/28	1,250	1,373
Port Authority of New York & New Jersey
Revenue	5.000%	10/15/29	1,000	1,176
Port Authority of New York & New Jersey
Revenue	5.000%	10/15/35	1,000	1,149
Suffolk County NY Economic Development Corp.
Revenue (Catholic Health Services)	5.000%	7/1/21	1,545	1,732
Suffolk County NY Economic Development Corp.
Revenue (Catholic Health Services)	5.000%	7/1/27	1,370	1,525
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/22	60	60

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/23	1,500	1,767
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/25	500	533
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/34	2,000	2,305
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/33	1,600	1,850
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/34	1,000	1,163
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/35	1,945	2,255
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/36	2,450	2,832
Westchester County NY GO	5.000%	7/1/20 (ETM)	55	61
Westchester County NY GO	5.000%	7/1/20	435	486
Westchester County NY GO	5.000%	7/1/20 (ETM)	10	11
Westchester County NY Health Care Corp.
Revenue	5.000%	11/1/30	500	544
Westchester County NY Local Development Corp.
Revenue (Westchester Medical Center)	5.000%	11/1/31	1,085	1,166
Westchester NY Tobacco Asset Securitization
Revenue	5.000%	6/1/28	1,400	1,561
Westchester NY Tobacco Asset Securitization
Revenue	5.000%	6/1/33	1,500	1,610
				243,418
North Carolina (0.8%)
Cary NC Combined Enterprise System Revenue	5.000%	12/1/27	500	580
Charlotte NC Water & Sewer System Revenue	5.000%	12/1/20	235	265
Durham County NC GO	5.000%	4/1/20	685	760
Durham County NC GO	5.000%	10/1/22	500	584
Durham County NC GO	5.000%	10/1/27	500	612
Guilford County NC GO	5.000%	3/1/19	1,230	1,328
Mecklenburg County NC GO	5.000%	3/1/17	500	503
Mecklenburg County NC Public Facilities Corp.
Revenue (Annual Appropriation)	5.000%	3/1/19 (Prere.)	500	539
North Carolina Capital Improvement Revenue	5.000%	5/1/19	555	601
North Carolina Capital Improvement Revenue	5.000%	5/1/29	500	547
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	6.000%	1/1/18 (ETM)	510	535
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.000%	1/1/19 (Prere.)	500	537
North Carolina GAN	5.000%	3/1/25	1,000	1,180
North Carolina GAN	5.000%	3/1/27	1,000	1,161
North Carolina GO	5.000%	3/1/17	520	524
North Carolina GO	5.000%	3/1/18	500	522
North Carolina GO	5.000%	6/1/19	2,000	2,174
North Carolina GO	5.000%	3/1/20	275	305
North Carolina GO	4.000%	6/1/20	500	541
North Carolina GO	5.000%	5/1/22	250	290
North Carolina Infrastructure Financial Corp.
Capital Improvements COP	5.000%	2/1/17 (Prere.)	2,000	2,007
North Carolina Medical Care Commission Health
Care Facilities Revenue (Vidant Health)	5.000%	6/1/21	1,000	1,125

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
North Carolina Medical Care Commission Hospital
Revenue (Southeastern Regional Medical Center)	5.000%	6/1/24	600	665
North Carolina Municipal Power Agency
No. 1 Revenue (Catawba Electric)	5.000%	1/1/19 (Prere.)	355	380
North Carolina Municipal Power Agency
No. 1 Revenue (Catawba Electric)	5.000%	1/1/30	145	153
Orange County NC Public Facilities Co. Revenue	5.000%	10/1/24	500	573
Raleigh NC GO	5.000%	9/1/27	2,000	2,488
3 University of North Carolina University System
Revenue PUT	1.163%	12/1/17	1,200	1,203
Wake County NC GO	4.000%	2/1/18	695	717
Wake County NC GO	5.000%	3/1/18	500	523
Wake County NC Limited Obligation Revenue	4.000%	12/1/19	680	728
				24,650
Ohio (0.9%)
American Municipal Power Ohio Inc. Revenue
(Fremont Energy Center Project)	5.250%	2/15/27	570	646
American Municipal Power Ohio Inc. Revenue
(Hydroelectric Projects)	5.250%	2/15/18	500	522
Buckeye Tobacco Settlement Financing Authority
Ohio Revenue	5.000%	6/1/17	190	193
Butler County OH Hospital Facilities Revenue
(Kettering Health Network)	5.250%	4/1/31	500	544
Butler County OH Hospital Facilities Revenue
(UC Health)	5.250%	11/1/29	435	485
Cleveland OH Airport System Revenue	5.000%	1/1/17 (Prere.)	500	500
Cleveland OH Airport System Revenue	5.250%	1/1/18 (2)	260	270
Cleveland OH Public Power System Revenue	5.000%	11/15/20 (14)	235	235
Columbus OH City School District GO	0.000%	12/1/29 (4)	1,000	655
Columbus OH GO	5.000%	7/1/25	535	614
Columbus OH Sewer Revenue	5.000%	6/1/30	1,500	1,773
Cuyahoga County OH Excise Tax Revenue
(Sports Facilities Improvement Project)	5.000%	12/1/25	500	575
Fairfield County OH Hospital Facilities Revenue
(Fairfield Medical Center)	5.125%	6/15/33	615	658
Franklin County OH Convention Facilities
Authority Revenue	5.000%	12/1/20	1,000	1,117
Franklin County OH Convention Facilities
Authority Revenue	5.000%	12/1/28	1,680	1,970
Greater Cleveland OH Regional Transit Authority
Sales Tax Revenue	5.000%	12/1/18	350	375
Hamilton County OH Hospital Facilities Revenue
(UC Health)	5.000%	2/1/21	200	221
Hamilton County OH Sales Tax Revenue	5.000%	12/1/27	1,700	2,043
Kent State University Ohio Revenue	5.000%	5/1/19 (Prere.)	460	497
Kent State University Ohio Revenue	5.000%	5/1/23 (12)	40	43
Lucas County OH Hospital Revenue
(ProMedica Healthcare Obligated Group)	5.000%	11/15/26	500	559
Lucas County OH Hospital Revenue
(ProMedica Healthcare Obligated Group)	5.250%	11/15/27	1,500	1,692
Ohio Building Authority Revenue
(Administration Building Fund)	5.000%	10/1/20	100	112
Ohio Capital Facilities Lease-Appropriation
Revenue (Mental Health Facilities Improvement
Fund Projects)	5.000%	2/1/22	750	858

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Ohio GO	5.000%	2/1/18	3,895	4,056
Ohio GO	5.000%	8/1/23	500	578
Ohio GO	5.000%	8/1/24	500	597
Ohio Higher Education GO	5.000%	8/1/21	500	570
Ohio Higher Educational Facility Commission
Revenue (Case Western Reserve University
Project)	5.000%	12/1/22	550	637
Ohio Major New State Infrastructure Project
Revenue	5.000%	12/15/24	1,000	1,188
Ohio Turnpike Commission Turnpike Revenue	5.500%	2/15/20 (14)	1,000	1,114
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/28	1,000	1,139
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/31	500	541
Ohio Water Development Authority Pollution
Control Revenue (Water Quality)	5.250%	6/1/19	435	475
Penta Career Center Ohio COP	5.250%	4/1/23	125	141
				28,193
Oklahoma (0.1%)
2 Norman OK Regional Hospital Authority Revenue	5.000%	9/1/28	1,245	1,353
Oklahoma City OK GO	5.000%	3/1/24	525	587
Oklahoma City OK Water Utilities Trust Water
& Sewer Revenue	5.000%	7/1/28	1,140	1,377
Oklahoma Turnpike Authority Revenue	5.000%	1/1/31	300	332
University of Oklahoma Revenue	5.000%	7/1/31	475	526
				4,175
Oregon (0.3%)
Deschutes & Jefferson Counties OR
School District No. 2J GO	0.000%	6/15/31	750	464
Multnomah County OR School District GO	5.000%	6/15/19	1,680	1,826
Oregon Department of Administrative Services
Lottery Revenue	5.000%	4/1/25	1,370	1,623
Oregon Department of Administrative Services
Lottery Revenue	5.250%	4/1/31	500	558
Oregon Facilities Authority Revenue
(Legacy Health Project)	5.000%	6/1/33	1,000	1,119
Oregon Facilities Authority Revenue
(PeaceHealth)	5.000%	11/15/17	250	258
Oregon GO	5.000%	5/1/23	500	577
Portland OR GO	5.000%	6/15/20	1,725	1,923
Portland OR Sewer System Revenue	5.000%	6/15/18 (Prere.)	500	527
				8,875
Pennsylvania (2.6%)
Allegheny County PA GO	4.000%	11/1/30	1,000	1,052
Allegheny County PA Higher Education
Building Authority University Revenue
(Duquesne University)	5.500%	3/1/21 (Prere.)	325	373
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	5.000%	5/15/18	500	526
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	1.314%	2/1/21	740	740
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	5.375%	8/15/29	210	228

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Allegheny County PA Port Authority Revenue	5.750%	3/1/29	500	569
Allentown PA Neighborhood Improvement Zone
Development Authority Tax Revenue	5.000%	5/1/24	1,000	1,095
Beaver County PA Industrial Development
Authority Pollution Control Revenue
(FirstEnergy Generation Project) PUT	2.500%	6/1/17	500	300
Central Bradford PA Progress Authority Revenue
(Guthrie Healthcare System)	5.500%	12/1/31	500	566
Chester County PA GO	5.000%	11/15/31	750	855
Dallas PA Area Muni Authority University Revenue
(Misericordia University Project)	4.000%	5/1/17	415	417
East Hempfield Township PA Industrial
Development Authority Revenue (Millersville
University Student Housing Project)	5.000%	7/1/29	1,000	1,060
Geisinger Authority Health System Pennsylvania
Revenue (Geisinger Health System)	5.000%	6/1/20	650	717
Lehigh County PA General Purpose
Hospital Authority Revenue (Lehigh Valley
Health Network)	5.000%	7/1/29	1,185	1,347
Lower Merion PA School District GO	5.000%	9/1/18	1,500	1,594
Monroeville PA Finance Authority Revenue
(UPMC Health System)	5.000%	2/15/19	500	536
Montgomery County PA GO VRDO	0.680%	1/3/17	2,100	2,100
Montgomery County PA Higher Education
& Health Authority Hospital Revenue
(Abington Memorial Hospital)	5.000%	6/1/31	500	547
Montgomery County PA Industrial Development
Authority Health Services Revenue
(Albert Einstein Healthcare Network)	5.000%	1/15/23	1,015	1,116
Montgomery County PA Industrial Development
Authority Health Services Revenue
(Albert Einstein Healthcare Network)	5.000%	1/15/25	1,000	1,103
Montgomery County PA Industrial Development
Authority Retirement Community Revenue
(ACTS Retirement-Life Communities
Obligated Group)	5.000%	11/15/25	1,250	1,381
Northampton County PA General Purpose
Authority Hospital Revenue
(St. Luke’s Hospital Project)	5.250%	8/15/18 (Prere.)	2,000	2,125
Northampton County PA General Purpose
Authority Hospital Revenue
(St. Luke’s Hospital Project)	5.000%	8/15/25	1,000	1,151
Pennsylvania Economic Development
Financing Authority Health System Revenue
(Albert Einstein Healthcare Network)	6.250%	10/15/19 (Prere.)	895	987
Pennsylvania Economic Development
Financing Authority Unemployment
Compensation Revenue	4.000%	1/1/18	750	772
Pennsylvania Economic Development
Financing Authority Unemployment
Compensation Revenue	5.000%	7/1/20	700	758
Pennsylvania Economic Development
Financing Authority Unemployment
Compensation Revenue	5.000%	1/1/21	1,330	1,420
Pennsylvania GO	5.000%	8/1/17 (Prere.)	500	512

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Pennsylvania GO	5.000%	4/15/19 (Prere.)	500	540
Pennsylvania GO	5.000%	7/1/20	500	551
Pennsylvania GO	5.375%	7/1/21	500	570
Pennsylvania GO	5.000%	11/15/22	500	565
Pennsylvania GO	5.000%	8/15/24	1,000	1,161
Pennsylvania GO	5.000%	9/15/26	1,500	1,762
Pennsylvania GO	4.000%	8/15/30 (4)	1,000	1,051
Pennsylvania GO	5.000%	10/15/32	1,000	1,121
Pennsylvania Higher Educational Facilities
Authority Revenue (Foundation for Indiana
University of Pennsylvania Student Housing)	5.000%	7/1/17 (10)	500	501
Pennsylvania Higher Educational Facilities
Authority Revenue (Philadelphia University)	5.000%	6/1/19	740	785
Pennsylvania Higher Educational Facilities
Authority Revenue (St. Joseph’s University)	5.000%	11/1/24	200	220
Pennsylvania Higher Educational Facilities
Authority Revenue (Temple University)	5.000%	4/1/32	500	554
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania)	5.000%	9/1/19 (Prere.)	500	546
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.000%	8/15/25	1,000	1,175
Pennsylvania State University Revenue	5.000%	2/15/18 (Prere.)	1,000	1,044
Pennsylvania State University Revenue	5.000%	3/1/25	500	548
Pennsylvania State University Revenue	5.000%	9/1/28	755	906
Pennsylvania Turnpike Commission Oil Franchise
Tax Revenue	5.000%	12/1/24	1,000	1,158
Pennsylvania Turnpike Commission Oil Franchise
Tax Revenue	5.000%	12/1/28	500	573
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/19 (Prere.)	190	206
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/19 (Prere.)	860	933
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/19 (Prere.)	175	192
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/20 (Prere.)	495	556
3 Pennsylvania Turnpike Commission Revenue	1.700%	12/1/21	1,215	1,212
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/21	170	185
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/24	1,980	2,271
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/26	1,000	1,144
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/26 (4)	1,635	1,899
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/27	2,255	2,556
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/29	1,250	1,363
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/30	835	901
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/32	2,000	2,234
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/35	1,500	1,636
Philadelphia PA Airport Revenue	5.000%	6/15/23	1,120	1,226
Philadelphia PA Authority for Industrial
Development Revenue (Temple University)	5.000%	4/1/24	1,000	1,161
Philadelphia PA Authority for Industrial
Development Revenue (Temple University)	5.000%	4/1/27	1,000	1,153
Philadelphia PA Gas Works Revenue	5.000%	10/1/17 (Prere.)	1,000	1,030
Philadelphia PA Gas Works Revenue	5.000%	10/1/25	1,500	1,709
Philadelphia PA Gas Works Revenue	5.000%	10/1/29	1,000	1,127
Philadelphia PA GO	5.000%	8/1/26	1,885	2,170
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Temple
University Health System Obligated Group)	6.250%	7/1/23	500	508

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Temple
University Health System Obligated Group)	5.500%	7/1/30	245	247
Philadelphia PA Municipal Authority Revenue	6.375%	4/1/29	500	542
Philadelphia PA School District GO	5.000%	9/1/21	1,035	1,112
Philadelphia PA School District GO	5.250%	9/1/22	500	535
Philadelphia PA School District GO	5.000%	9/1/31	940	1,011
Philadelphia PA Water & Waste Water Revenue	5.000%	8/1/20 (Prere.)	560	625
Philadelphia PA Water & Waste Water Revenue	5.000%	7/1/26	1,000	1,147
Philadelphia PA Water & Waste Water Revenue	4.000%	7/1/35	1,110	1,134
St. Mary Hospital Authority Pennsylvania Health
System Revenue (Catholic Health Initiatives)	5.000%	11/15/26	1,000	1,089
State Public School Building Authority
Pennsylvania Lease Revenue (School District
of Philadelphia)	5.000%	6/1/24	1,535	1,704
State Public School Building Authority
Pennsylvania Lease Revenue (School District
of Philadelphia)	5.000%	6/1/26 (4)	1,650	1,837
University of Pittsburgh of the Commonwealth
System of Higher Education Pennsylvania
Revenue (University Capital Project)	5.250%	9/15/24	500	549
West Shore PA Area Authority Hospital Revenue
(Holy Spirit Hospital of the Sisters of Christian
Charity Project)	6.250%	1/1/31	80	92
				80,274
Puerto Rico (0.1%)
Puerto Rico Electric Power Authority Revenue	5.000%	7/1/21 (14)	500	506
Puerto Rico Highway & Transportation Authority
Revenue	5.250%	7/1/21 (13)(3)	500	551
Puerto Rico Public Finance Corp. Revenue	6.000%	8/1/26 (ETM)	1,000	1,270
				2,327
Rhode Island (0.0%)
Rhode Island Commerce Corp. Airport Revenue	5.000%	7/1/30	500	562
Rhode Island Health & Educational Building
Corp. Higher Education Facilities Revenue
(University of Rhode Island)	5.000%	9/15/25	500	584
				1,146
South Carolina (0.5%)
Charleston SC Educational Excellence Financing
Corp. Revenue (Charleston County School
District, South Carolina Project)	5.000%	12/1/23	500	587
Columbia SC Waterworks & Sewer System
Revenue	5.000%	2/1/27	250	284
Florence County SC School District GO	5.000%	3/1/18	1,000	1,045
Lexington County SC Health Services District Inc.
Hospital Revenue	5.000%	11/1/34	1,500	1,651
Myrtle Beach SC Hospitality Fee Revenue	5.000%	6/1/25	1,000	1,149
Piedmont SC Municipal Power Agency Revenue	0.000%	1/1/24 (14)	1,600	1,315
South Carolina Association of Governmental
Organizations Educational Facilities Corp.
Revenue (Pickens School District)	5.000%	12/1/26	1,420	1,637
South Carolina GO	5.000%	4/1/20	450	500
South Carolina Higher Education Revenue
(Clemson University)	5.000%	5/1/21	1,000	1,134

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
South Carolina Jobs Economic Development
Authority Hospital Revenue (Palmetto Health)	5.250%	8/1/24 (4)	500	523
South Carolina Jobs Economic Development
Authority Hospital Revenue (Palmetto Health)	5.250%	8/1/26	1,000	1,111
South Carolina Public Service Authority Revenue	5.000%	1/1/19 (Prere.)	500	537
Sumter Two School Facilities Inc. South Carolina
Installment Purchase Revenue	5.000%	12/1/26 (15)	1,000	1,150
York County SC School District GO
(Fort Mill School District No. 4)	5.000%	3/1/18	1,365	1,427
				14,050
South Dakota (0.1%)
Educational Enhancement Funding Corp.
South Dakota Tobacco Settlement Revenue	5.000%	6/1/25	2,000	2,216

Tennessee (0.8%)
Chattanooga TN Electric System Revenue	5.000%	9/1/31	1,000	1,163
Chattanooga TN Health Educational
& Housing Facility Board Revenue
(Catholic Health Initiatives)	5.000%	1/1/33	1,500	1,628
Chattanooga-Hamilton County TN
Hospital Authority Hospital Revenue	5.000%	10/1/27	1,000	1,111
Knox County TN GO	5.000%	4/1/18	1,000	1,049
Knox County TN Health Educational
& Housing Facilities Board Hospital Facilities
Revenue (Covenant Healthcare)	5.000%	1/1/36	1,000	1,097
Memphis TN Electric System Revenue	5.000%	12/1/17	500	518
Memphis TN GO	5.000%	5/1/30	500	555
Metropolitan Government of Nashville
& Davidson County TN GO	5.000%	7/1/21	625	693
Metropolitan Government of Nashville
& Davidson County TN GO	5.000%	1/1/31	1,485	1,755
Metropolitan Government of Nashville
& Davidson County TN Health
& Educational Facilities Board Revenue
(Blakeford at Green Hills)	5.000%	7/1/27	500	537
Metropolitan Government of Nashville
& Davidson County TN Water & Sewer Revenue	5.000%	7/1/20	500	553
Shelby County TN GO	5.000%	3/1/19	500	539
Shelby County TN GO	5.000%	4/1/19 (ETM)	100	108
Shelby County TN GO	5.000%	4/1/19	400	432
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/17	250	251
Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/17	500	512
Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/18	725	766
Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/22	1,115	1,264
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/24	1,500	1,679
Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/24	375	429
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/25	715	806
Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/26	585	681
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/27	1,000	1,143
Tennessee GO	5.000%	8/1/20	625	699
Tennessee GO	5.000%	8/1/21	1,490	1,703
Tennessee GO	5.000%	8/1/22	1,475	1,720
				23,391

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Texas (5.1%)
Alamo TX Regional Mobility Authority Revenue	5.000%	6/15/27	1,280	1,504
Aldine TX Independent School District GO	5.000%	2/15/21	1,865	2,100
Allen TX Independent School District GO	5.000%	2/15/30	1,365	1,604
Arlington TX GO	5.000%	8/15/19	1,920	2,096
Arlington TX Independent School District GO	5.000%	2/15/24	1,355	1,604
Austin TX Combined Utility System Revenue	0.000%	5/15/18 (14)	1,000	981
Austin TX Community College District Public
Facilities Corp. Lease Revenue	5.000%	8/1/27	1,000	1,159
Austin TX Water & Wastewater System Revenue	5.000%	11/15/19 (Prere.)	65	71
Austin TX Water & Wastewater System Revenue	5.000%	11/15/21	500	572
Austin TX Water & Wastewater System Revenue	5.000%	11/15/24	210	230
Central Texas Regional Mobility Authority Revenue	5.750%	1/1/20 (Prere.)	500	557
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/24	1,000	1,123
Central Texas Regional Mobility Authority Revenue	0.000%	1/1/25	100	73
Central Texas Regional Mobility Authority Revenue	0.000%	1/1/26	180	126
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/26	1,000	1,133
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/30	800	881
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/33	500	535
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/34	1,400	1,528
Clifton TX Higher Education Finance Corp.
Revenue (Baylor University)	5.250%	3/1/29	200	223
Cypress-Fairbanks TX Independent School District
GO	5.000%	2/15/17 (Prere.)	455	457
Cypress-Fairbanks TX Independent School District
GO	5.000%	2/15/25	500	559
Cypress-Fairbanks TX Independent School District
GO	5.000%	2/15/30	45	45
Dallas County TX GO	5.000%	8/15/25	1,000	1,207
Dallas TX Area Rapid Transit Sales Tax Revenue	4.500%	12/1/18 (Prere.)	500	531
Dallas TX Area Rapid Transit Sales Tax Revenue	5.000%	12/1/27	500	575
Dallas TX Independent School District GO	5.000%	2/15/23	485	542
Dallas TX Waterworks & Sewer System Revenue	5.000%	10/1/17	200	206
Dallas TX Waterworks & Sewer System Revenue	5.000%	10/1/21 (Prere.)	190	217
Dallas TX Waterworks & Sewer System Revenue	5.000%	10/1/21	1,090	1,246
Dallas TX Waterworks & Sewer System Revenue	5.000%	10/1/22	140	159
Dallas-Fort Worth TX International Airport Revenue	5.250%	11/1/29	1,000	1,162
Denton County TX GO	4.000%	7/15/18	1,500	1,564
El Paso TX Water & Sewer Revenue	5.000%	3/1/26	850	1,019
Fort Worth TX GO	5.000%	3/1/24	1,000	1,178
Fort Worth TX Water & Sewer Revenue	5.000%	2/15/25	450	503
Frisco TX Independent School District GO	5.000%	8/15/26	1,100	1,331
Garland TX Independent School District GO	5.000%	2/15/22	1,025	1,173
Grand Parkway Transportation Corp. Texas
System Toll Revenue	0.000%	10/1/30	1,550	1,327
Grapevine-Colleyville TX Independent School
District GO	5.000%	8/15/26	1,000	1,199
Harris County TX Flood Control District GO	5.250%	10/1/18	435	466
Harris County TX GO	5.000%	10/1/23	500	546
Harris County TX GO	5.000%	10/1/23	300	337
Harris County TX GO	5.000%	8/15/32	1,000	1,119
Harris County TX GO	5.000%	10/1/36	1,200	1,375
Harris County TX Sports Authority Revenue	5.000%	11/15/22	945	1,062
3 Harris County TX Toll Road Revenue	1.500%	8/15/18	1,000	1,001
Harris County TX Toll Road Revenue	5.000%	8/15/19 (Prere.)	500	545

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Harris County TX Toll Road Revenue	5.000%	8/15/32	500	563
Highland Park TX Independent School District GO	5.000%	2/15/19	1,000	1,076
Houston TX Airport System Revenue	5.000%	7/1/19 (14)	1,000	1,020
Houston TX Airport System Revenue	5.000%	7/1/26 (14)	3,000	3,058
Houston TX GO	5.000%	3/1/18	1,650	1,724
Houston TX GO	5.000%	3/1/20	500	537
Houston TX GO	5.000%	3/1/26	1,500	1,812
Houston TX Hotel Occupancy Tax & Special
Revenue (Convention & Entertainment Facilities)	5.000%	9/1/24	1,000	1,154
Houston TX Independent School District GO	5.000%	2/15/19	1,200	1,291
Houston TX Independent School District GO	5.000%	2/15/20	1,105	1,219
Houston TX Independent School District GO	5.000%	2/15/31	2,000	2,342
Houston TX Independent School District GO PUT	3.000%	6/1/18	1,200	1,228
Houston TX Utility System Revenue	5.000%	11/15/17 (Prere.)	380	393
Houston TX Utility System Revenue	5.000%	5/15/25	1,000	1,175
Houston TX Utility System Revenue	5.000%	11/15/28 (4)	120	124
Houston TX Utility System Revenue	4.000%	11/15/31	1,000	1,057
Houston TX Utility System Revenue	5.000%	11/15/34	1,000	1,140
Houston TX Utility System Revenue	5.000%	11/15/36	1,000	1,149
3 Houston TX Utility System Revenue PUT	1.620%	5/1/20	1,000	996
Irving TX Independent School District GO	5.000%	2/15/21	1,500	1,689
Judson TX Independent School District	5.000%	2/1/22	600	686
Katy TX Independent School District GO	5.000%	2/15/20	2,000	2,010
Lake Travis TX Independent School District GO	5.000%	2/15/32	500	553
Lamar TX Consolidated Independent School
District GO	5.000%	2/15/25	1,245	1,492
Laredo TX Community College District GO	5.000%	8/1/25	1,000	1,164
Lone Star College System Texas GO	5.000%	8/15/19 (Prere.)	250	273
Lower Colorado River Authority Texas
Transmission Contract Revenue
(LCRA Transmission Services Corp.)	5.000%	5/15/28	1,150	1,322
Lubbock TX GO	5.000%	2/15/23	500	575
Mesquite TX Health Facilities Development Corp.
Retirement Facility Revenue (Christian Care
Centers Inc. Project)	5.000%	2/15/24	350	377
New Hope TX Cultural Education Facilities
FinanceCorp. First Mortgage Revenue
(Morningside Ministries Project)	6.250%	1/1/33	1,640	1,828
New Hope TX Cultural Education Facilities
FinanceCorp. Retirement Facilities Revenue
(Westminster Manor Project)	5.000%	11/1/26	1,060	1,165
New Hope TX Cultural Education Facilities
FinanceCorp. Retirement Facilities Revenue
(Westminster Manor Project)	5.000%	11/1/27	1,000	1,090
New Hope TX Cultural Education Facilities
FinanceCorp. Retirement Facilities Revenue
(Westminster Manor Project)	5.000%	11/1/28	870	941
New Hope TX Cultural Education Facilities
FinanceCorp. Student Housing Revenue
(Tarleton State University Project)	4.000%	4/1/17	245	246
New Hope TX Cultural Education Facilities
FinanceCorp. Student Housing Revenue
(Tarleton State University Project)	4.000%	4/1/19	495	510
New Hope TX Cultural Education Facilities
FinanceCorp. Student Housing Revenue
(Tarleton State University Project)	5.000%	4/1/23	200	218

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Hope TX Cultural Education Facilities
FinanceCorp. Student Housing Revenue
(Tarleton State University Project)	5.000%	4/1/24	210	229
New Hope TX Cultural Education Facilities
FinanceCorp. Student Housing Revenue
(Tarleton State University Project)	5.000%	4/1/25	240	262
North East TX Independent School District GO	5.250%	2/1/22	500	581
North Texas Municipal Water District Water
System Revenue	5.000%	9/1/22	1,645	1,903
North Texas Municipal Water District Water
System Revenue	5.000%	9/1/23	1,025	1,203
North Texas Tollway Authority System Revenue	6.000%	1/1/18 (Prere.)	440	461
North Texas Tollway Authority System Revenue	6.000%	1/1/18 (Prere.)	440	461
North Texas Tollway Authority System Revenue	6.000%	1/1/19 (Prere.)	205	224
North Texas Tollway Authority System Revenue	6.000%	1/1/20	60	63
North Texas Tollway Authority System Revenue	6.250%	2/1/23	1,650	1,831
North Texas Tollway Authority System Revenue	6.000%	1/1/25	60	63
North Texas Tollway Authority System Revenue	5.000%	1/1/27	1,000	1,144
North Texas Tollway Authority System Revenue	6.000%	1/1/28	45	49
North Texas Tollway Authority System Revenue	5.500%	9/1/28	500	573
North Texas Tollway Authority System Revenue	5.000%	1/1/29	1,000	1,150
North Texas Tollway Authority System Revenue	5.000%	1/1/30	500	564
North Texas Tollway Authority System Revenue	5.000%	1/1/32	1,740	1,958
North Texas Tollway Authority System Revenue	5.000%	1/1/33	1,500	1,680
North Texas Tollway Authority System Revenue	5.000%	1/1/34	1,575	1,756
North Texas Tollway Authority System Revenue	5.000%	1/1/35	1,000	1,111
Northwest Independent School District Texas GO	5.000%	2/15/26	1,000	1,192
Pasadena TX GO	4.000%	2/15/28	1,000	1,087
Plano TX Independent School District GO	5.000%	2/15/18	2,605	2,719
Plano TX Independent School District GO	5.000%	2/15/20	1,400	1,544
Rockwall County TX GO	5.000%	2/1/18	1,080	1,125
Rockwall TX GO	3.000%	8/1/17	600	607
SA Energy Acquisition Public Facility Corp. Texas
Gas Supply Revenue	5.250%	8/1/17	500	510
SA Energy Acquisition Public Facility Corp. Texas
Gas Supply Revenue	5.500%	8/1/19	500	542
Sam Rayburn TX Municipal Power Agency
Revenue	5.000%	10/1/19	210	227
San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/19	500	537
San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/21	500	564
San Antonio TX GO	5.000%	8/1/20	125	139
San Antonio TX GO	5.000%	2/1/22	1,000	1,122
San Antonio TX GO	5.000%	2/1/24	500	559
San Antonio TX GO	5.000%	2/1/26	1,000	1,193
San Antonio TX Water Revenue	5.000%	5/15/34	1,000	1,157
3 San Antonio TX Water Revenue PUT	1.120%	11/1/17	1,500	1,500
Spring Branch TX Independent School District GO	5.000%	2/1/20	1,000	1,102
Spring TX Independent School District GO	5.000%	8/15/32	1,000	1,158
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Methodist
Hospitals of Dallas)	5.250%	10/1/31	1,000	1,141
Tarrant County TX Cultural Education Facilities
Finance Corp. Revenue (CHRISTUS Health)	6.250%	7/1/28 (12)	325	351
Tarrant County TX Cultural Education Facilities
Finance Corp. Revenue (Texas Health Resources)	5.000%	2/15/26	1,735	1,744

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Texas A&M University System Revenue Board
of Regents Revenue	5.000%	5/15/21	1,000	1,134
Texas A&M University System Revenue
Financing System Revenue	5.000%	5/15/19 (Prere.)	500	541
Texas GO	4.000%	4/1/18	400	414
Texas GO	5.000%	10/1/22	1,000	1,164
Texas GO	5.000%	10/1/24	1,000	1,196
Texas GO	5.000%	10/1/27	1,400	1,640
Texas GO	5.000%	10/1/28	1,330	1,551
Texas GO	5.000%	8/1/31	500	559
Texas Municipal Gas Acquisition
& Supply Corp. Revenue	5.250%	12/15/17	550	568
Texas Municipal Gas Acquisition
& Supply Corp. Revenue	5.250%	12/15/21	240	266
Texas Municipal Gas Acquisition
& Supply Corp. Revenue	5.000%	12/15/22	1,005	1,095
Texas Municipal Gas Acquisition
& Supply Corp. Revenue	5.000%	12/15/23	380	415
Texas Municipal Gas Acquisition
& Supply Corp. Revenue	5.250%	12/15/23	190	214
Texas Municipal Gas Acquisition
& Supply Corp. Revenue	5.250%	12/15/24	495	557
Texas Municipal Gas Acquisition
& Supply Corp. Revenue	5.000%	12/15/25	2,185	2,367
Texas Public Finance Authority Revenue
(Texas Southern University)	5.000%	11/1/21 (15)	1,000	1,115
Texas Public Finance Authority Revenue
(Unemployment Compensation)	4.000%	1/1/18	235	236
Texas Tech University System Financing
System Revenue	5.000%	2/15/28	500	532
Texas Transportation Commission GO	5.000%	10/1/22	1,175	1,367
Texas Transportation Commission Mobility Fund
GO	5.000%	10/1/21	1,500	1,716
Texas Transportation Commission Mobility Fund
GO	5.000%	10/1/29	1,500	1,773
3 Texas Transportation Commission Mobility Fund
GO PUT	1.100%	10/1/18	1,500	1,498
Texas Transportation Commission Revenue	5.000%	4/1/21	1,500	1,702
Texas Transportation Commission Revenue	5.000%	10/1/26	1,000	1,218
Texas Turnpike Authority Central Texas Turnpike
System Revenue	0.000%	8/15/20 (ETM)	285	266
Texas Turnpike Authority Central Texas Turnpike
System Revenue	0.000%	8/15/20 (2)	525	485
Texas Water Development Board Revenue	5.000%	4/15/20	1,000	1,108
Texas Water Development Board Revenue	5.000%	4/15/21	1,000	1,133
Texas Water Financial Assistance GO	5.000%	8/1/24	500	528
Texas Water Financial Assistance GO	5.000%	8/1/25	500	528
Texas Water Financial Assistance GO	5.000%	8/1/27	500	528
University of Texas Permanent University Fund
Revenue	5.000%	7/1/19	1,225	1,333
University of Texas Permanent University Fund
Revenue	5.000%	7/1/25	1,130	1,362
University of Texas System Revenue Financing
System Revenue	4.750%	2/15/17 (Prere.)	820	824
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/19	325	355

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/20	1,000	1,118
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/21	500	570
2 University of Texas System Revenue Financing
System Revenue	5.000%	8/15/23	1,000	1,179
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/25	1,500	1,810
University of Texas System Revenue Financing
System Revenue	4.750%	8/15/30	1,180	1,186
Williamson County TX GO	5.000%	2/15/23	230	264
				158,449
Utah (0.2%)
Central Utah Water Conservancy District GO	5.000%	4/1/30	500	556
Utah Associated Municipal Power Systems
Revenue (Horse Butte Wind Project)	5.000%	9/1/32	350	389
Utah GO	4.500%	7/1/19	2,000	2,155
Utah GO	5.000%	7/1/19	615	670
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/26	1,000	1,194
				4,964
Virginia (1.2%)
Arlington County VA GO	5.000%	8/15/19	1,535	1,677
Arlington County VA GO	5.000%	8/1/23	600	696
Chesapeake VA Toll Road Revenue	5.000%	7/15/21	500	550
Chesterfield County VA GO	5.000%	1/1/22	900	1,038
Chesterfield County VA Water & Sewer Revenue	5.000%	11/1/23	1,000	1,190
Fairfax County VA GO	4.000%	10/1/19	2,000	2,139
Fairfax County VA GO	5.000%	10/1/23	1,255	1,492
Fairfax County VA GO	5.000%	10/1/24	1,365	1,647
Fairfax County VA Public Improvement GO	5.000%	10/1/17	500	515
Fairfax County VA Public Improvement GO	5.000%	4/1/21	300	341
Fairfax County VA Sewer Revenue	4.000%	7/15/21	1,790	1,961
Fairfax County VA Water Authority Revenue	5.000%	4/1/25	500	571
Norfolk VA GO	5.000%	10/1/20	775	868
Norfolk VA Water Revenue	5.000%	11/1/31	500	557
Richmond VA Public Utility Revenue	5.000%	1/15/28	1,000	1,197
Roanoke VA Economic Development Authority
Hospital Revenue (Carilion Clinic Obligated
Group)	5.000%	7/1/30	500	550
Stafford County VA Economic Development
Authority Hospital Facilities Revenue
(Mary Washington Healthcare Obligated Group)	5.000%	6/15/24	750	856
Virginia College Building Authority Educational
Facilities Revenue (21st Century College
& Equipment Programs)	5.000%	2/1/17	200	201
Virginia College Building Authority Educational
Facilities Revenue (21st Century College
& Equipment Programs)	5.000%	2/1/21	1,000	1,129
Virginia College Building Authority Educational
Facilities Revenue (21st Century College
& Equipment Programs)	4.000%	2/1/31	1,445	1,537
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/19	1,570	1,715

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/22	355	411
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	4.000%	9/1/31	1,000	1,067
Virginia Commonwealth Transportation Board
Revenue	5.000%	9/15/18	2,000	2,129
Virginia Commonwealth Transportation Board
Revenue	5.000%	9/15/21	2,410	2,755
Virginia Public Building Authority Public Facilities
Revenue	5.000%	8/1/19	1,495	1,629
Virginia Public School Authority Revenue	5.000%	8/1/19	500	545
Virginia Public School Authority Revenue	4.000%	8/1/20	1,700	1,838
Virginia Public School Authority Revenue	5.000%	8/1/29	1,500	1,810
Virginia Public School Authority School
Technology & Security Notes Revenue	5.000%	4/15/21	1,055	1,196
				35,807
Washington (1.0%)
Central Puget Sound WA Regional Transit
Authority Sales & Use Tax Revenue	5.000%	11/1/26	750	916
Energy Northwest Washington Electric Revenue
(Columbia Generating Station)	5.000%	7/1/20	500	557
Energy Northwest Washington Electric Revenue
(Columbia Generating Station)	5.000%	7/1/31	1,200	1,392
Energy Northwest Washington Electric Revenue
(Project No. 1)	5.000%	7/1/17	500	510
Energy Northwest Washington Electric Revenue
(Project No. 1)	5.000%	7/1/21	1,355	1,542
King County WA GO	5.000%	1/1/19	150	161
King County WA GO	5.000%	7/1/20	1,250	1,393
King County WA GO	5.000%	1/1/24	500	573
King County WA Sewer Revenue	5.000%	1/1/20	1,000	1,101
Lewis County WA Public Utility District No. 1
Revenue (Cowlitz Falls Hydroelectric Project)	5.000%	10/1/21	1,000	1,137
Port of Seattle WA Revenue	5.000%	8/1/29	250	280
Seattle WA GO	5.000%	6/1/21	1,000	1,141
Seattle WA Water System Revenue	5.000%	5/1/19	1,460	1,581
University of Washington Revenue	5.000%	4/1/31	335	370
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/17 (Prere.)	500	510
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/18 (Prere.)	425	449
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/23	375	424
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/27	1,000	1,175
Washington (Motor Vehicle Fuel Tax) GO	4.000%	7/1/31	1,500	1,575
Washington Economic Development Finance
Authority Lease Revenue (Washington
Biomedical Research Properties 2)	5.000%	6/1/25	1,080	1,278
Washington GO	5.000%	7/1/17	200	204
Washington GO	5.000%	7/1/18 (Prere.)	500	528
Washington GO	5.000%	7/1/18	675	714
Washington GO	5.000%	8/1/19 (Prere.)	500	545
Washington GO	0.000%	6/1/20 (14)	500	469
Washington GO	5.000%	7/1/20	1,000	1,114
Washington GO	5.000%	7/1/22	1,350	1,559
Washington GO	5.000%	7/1/23	1,000	1,170

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Washington GO	5.000%	7/1/25	500	575
Washington GO	5.000%	7/1/25	1,500	1,778
Washington GO	5.000%	8/1/27	1,000	1,186
Washington GO	5.000%	2/1/32	500	557
Washington Health Care Facilities Authority
Revenue (Central Washington Health Services
Association)	5.000%	7/1/30	1,760	1,911
Washington Health Care Facilities Authority
Revenue (Providence Health & Services)	5.000%	10/1/33	880	966
Washington State University General Revenue	5.000%	10/1/31	500	558
				31,899
West Virginia (0.0%)
West Virginia Hospital Finance Authority Hospital
Revenue (Charleston Area Medical Center Inc.)	5.125%	9/1/23	1,000	1,067

Wisconsin (0.8%)
Milwaukee WI GO	4.000%	3/15/19	1,000	1,056
Milwaukee WI GO	4.000%	3/15/20	1,000	1,074
Wisconsin Annual Appropriation Revenue	5.625%	5/1/28	460	503
Wisconsin GO	5.000%	5/1/18 (Prere.)	500	526
Wisconsin GO	5.000%	5/1/19	1,335	1,446
Wisconsin GO	5.000%	11/1/19	1,250	1,372
Wisconsin GO	5.000%	5/1/20	1,000	1,110
Wisconsin GO	5.000%	5/1/21	750	851
Wisconsin GO	5.000%	11/1/23	2,370	2,795
Wisconsin GO	5.000%	5/1/24	500	576
Wisconsin GO	5.000%	5/1/26	2,210	2,529
Wisconsin Health & Educational Facilities
Authority Revenue (Ascension Health Alliance
Credit Group)	4.000%	11/15/33	2,000	2,033
Wisconsin Health & Educational Facilities
Authority Revenue (Ascension Health Alliance
Credit Group)	4.000%	11/15/34	1,500	1,515
Wisconsin Health & Educational Facilities
Authority Revenue (Ascension Health Alliance
Credit Group)	5.000%	11/15/36	1,800	2,014
Wisconsin Health & Educational Facilities
Authority Revenue (Aspirus, Inc. Obligated
Group)	5.000%	8/15/25	1,570	1,776
Wisconsin Health & Educational Facilities
Authority Revenue (Marquette University)	5.000%	10/1/30	500	560
Wisconsin Public Finance Authority Hospital
Revenue (Renown Regional Medical Center)	5.000%	6/1/26	1,000	1,156
Wisconsin Public Power System Power Supply
System Revenue	5.000%	7/1/32	500	563
Wisconsin Transportation Revenue	5.000%	7/1/23	500	577
				24,032
Wyoming (0.0%)
2 Wyoming Municipal Power Agency Power Supply
Revenue	5.000%	1/1/34 (15)	1,000	1,123
Total Tax-Exempt Municipal Bonds (Cost $1,584,643)				1,597,804

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Temporary Cash Investments (0.0%)
U.S. Government and Agency Obligations (0.0%)
United States Treasury Bill	0.601%	4/27/17	100	100
United States Treasury Bill	0.587%	5/18/17	100	100
				200
Total Temporary Cash Investments (Cost $200)				200
Total Investments (100.0%) (Cost $2,509,303)				3,094,061

				Amount
				($000)
Other Assets and Liabilities (0.0%)
Other Assets
Investment in Vanguard				226
Receivables for Investment Securities Sold				320
Receivables for Accrued Income				20,723
Receivables for Capital Shares Issued				5,233
Other Assets				179
Total Other Assets				26,681
Liabilities
Payables for Investment Securities Purchased				(21,886)
Payables for Capital Shares Redeemed				(1,775)
Payables to Vanguard				(1,446)
Other Liabilities				(97)
Total Liabilities				(25,204)
Net Assets (100%)
Applicable to 111,133,986 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				3,095,538
Net Asset Value Per Share				$27.85

Tax-Managed Balanced Fund

At December 31, 2016, net assets consisted of:
Amount
($000)
Paid-in Capital	2,537,741
Overdistributed Net Investment Income	(1,034)
Accumulated Net Realized Losses	(25,895)
Unrealized Appreciation (Depreciation)
Investment Securities	584,758
Futures Contracts	(32)
Net Assets	3,095,538

• See Note A in Notes to Financial Statements.
* Non-income-producing security.
1 Securities with a value of $307,000 have been segregated as initial margin for open futures contracts.
2 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of December 31, 2016.
3 Adjustable-rate security.
4 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2016, the aggregate value of these securities was $9,029,000, representing 0.3% of net assets.
A key to abbreviations and other references follows the Statement of Net Assets.
See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Balanced Fund

Key to Abbreviations

ARS—Auction Rate Security.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
FR—Floating Rate.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
PILOT—Payments in Lieu of Taxes.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
TAN—Tax Anticipation Note.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.
(ETM)—Escrowed to Maturity.
(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc.).
(18) SBLF (Michigan School Bond Loan Fund).
The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

Tax-Managed Balanced Fund

Statement of Operations

Year Ended
December 31, 2016
($000)
Investment Income
Income
Dividends	27,685
Interest	36,807
Total Income	64,492
Expenses
The Vanguard Group—Note B
Investment Advisory Services	189
Management and Administrative	1,936
Marketing and Distribution	307
Custodian Fees	26
Auditing Fees	33
Shareholders’ Reports	52
Trustees’ Fees and Expenses	2
Total Expenses	2,545
Net Investment Income	61,947
Realized Net Gain (Loss)
Investment Securities Sold	(16,535)
Futures Contracts	319
Realized Net Gain (Loss)	(16,216)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	118,849
Futures Contracts	(22)
Change in Unrealized Appreciation (Depreciation)	118,827
Net Increase (Decrease) in Net Assets Resulting from Operations	164,558

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Balanced Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2016	2015
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	61,947	46,173
Realized Net Gain (Loss)	(16,216)	6,843
Change in Unrealized Appreciation (Depreciation)	118,827	(4,470)
Net Increase (Decrease) in Net Assets Resulting from Operations	164,558	48,546
Distributions
Net Investment Income	(62,031)	(46,224)
Realized Capital Gain	—	—
Total Distributions	(62,031)	(46,224)
Capital Share Transactions
Issued	824,319	762,424
Issued in Lieu of Cash Distributions	52,893	39,524
Redeemed	(362,291)	(237,271)
Net Increase (Decrease) from Capital Share Transactions	514,921	564,677
Total Increase (Decrease)	617,448	566,999
Net Assets
Beginning of Period	2,478,090	1,911,091
End of Period[1]	3,095,538	2,478,090

1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($1,034,000) and ($950,000).

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Balanced Fund

Financial Highlights

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$26.86	$26.79	$24.90	$22.25	$20.55
Investment Operations
Net Investment Income	.595	.557	.547	.517	.525
Net Realized and Unrealized Gain (Loss)
on Investments	.989	.067	1.879	2.647	1.696
Total from Investment Operations	1.584	.624	2.426	3.164	2.221
Distributions
Dividends from Net Investment Income[1]	(. 594)	(. 554)	(. 536)	(. 514)	(. 521)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(. 594)	(. 554)	(. 536)	(. 514)	(. 521)
Net Asset Value, End of Period	$27.85	$26.86	$26.79	$24.90	$22.25

Total Return[2]	5.94%	2.35%	9.81%	14.34%	10.87%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,096	$2,478	$1,911	$1,401	$1,015
Ratio of Total Expenses to Average Net Assets	0.09%	0.11%	0.12%	0.12%	0.12%
Ratio of Net Investment Income to
Average Net Assets	2.20%	2.11%	2.15%	2.21%	2.43%
Portfolio Turnover Rate	11%[3]	9%	8%	9%	7%

1 For tax purposes, nontaxable dividends represent 57%, 62%, 64%, 63%, and 62% of dividends from net investment income.
2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Balanced Fund

Notes to Financial Statements

Vanguard Tax-Managed Balanced Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of many municipal issuers; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The fund also uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the year ended December 31, 2016, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of aggregate settlement values at each quarter-end during the period.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2013–2016), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

Tax-Managed Balanced Fund

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at December 31, 2016, or at any time during the period then ended.

6. Other: Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2016, the fund had contributed to Vanguard capital in the amount of $226,000, representing 0.01% of the fund’s net assets and 0.09% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

Tax-Managed Balanced Fund

The following table summarizes the market value of the fund’s investments as of December 31, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	1,496,057	—	—
Tax-Exempt Municipal Bonds	—	1,597,804	—
Temporary Cash Investments	—	200	—
Futures Contracts—Assets[1]	26	—	—
Total	1,496,083	1,598,004	—
1 Represents variation margin on the last day of the reporting period.

D. At December 31, 2016, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
10-Year U.S. Treasury Note	March 2017	76	9,445	(32)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the year ended December 31, 2016, the fund realized $6,036,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

For tax purposes, at December 31, 2016, the fund had $118,000 of ordinary income and $220,000 of tax-exempt income available for distribution. At December 31, 2016, the fund had available capital losses totaling $25,944,000 to offset future net capital gains. Of this amount, $1,449,000 is subject to expiration on December 31, 2017. Capital losses of $24,495,000 realized beginning in fiscal 2011 may be carried forward indefinitely under the Regulated Investment Company Modernization Act of 2010, but must be used before any expiring loss carryforwards.

Tax-Managed Balanced Fund

At December 31, 2016, the cost of investment securities for tax purposes was $2,509,303,000. Net unrealized appreciation of investment securities for tax purposes was $584,758,000, consisting of unrealized gains of $606,028,000 on securities that had risen in value since their purchase and $21,270,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the year ended December 31, 2016, the fund purchased $899,877,000 of investment securities and sold $326,497,000 of investment securities, other than U.S. government securities and temporary cash investments. Sales include $14,821,000 in connection with in-kind redemptions of the fund’s capital shares.

The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended December 31, 2016, such purchases and sales were $285,886,000 and $246,334,000, respectively; these amounts are included in the purchases and sales of investment securities noted above.

G. Capital shares issued and redeemed were:
	Year Ended December 31,
	2016	2015
	Shares	Shares
	(000)	(000)
Issued	30,189	28,278
Issued in Lieu of Cash Distributions	1,921	1,475
Redeemed	(13,249)	(8,821)
Net Increase (Decrease) in Shares Outstanding	18,861	20,932

H. Management has determined that no material events or transactions occurred subsequent to December 31, 2016, that would require recognition or disclosure in these financial statements.

Tax-Managed Capital Appreciation Fund

Fund Profile
As of December 31, 2016

Share-Class Characteristics
	Admiral	Institutional
	Shares	Shares
Ticker Symbol	VTCLX	VTCIX
Expense Ratio[1]	0.11%	0.07%
30-Day SEC Yield	1.81%	1.84%

Portfolio Characteristics
			DJ
			U.S.
		Russell	Total
		1000	Market
	Fund	Index	FA Index
Number of Stocks	690	999	3,833
Median Market Cap	$61.4B	$67.1B	$54.1B
Price/Earnings Ratio	23.6x	23.7x	24.4x
Price/Book Ratio	2.9x	2.9x	2.8x
Return on Equity	17.3%	17.0%	16.5%
Earnings Growth
Rate	8.4%	8.3%	8.2%
Dividend Yield	1.9%	2.0%	2.0%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate	8%	—	—
Short-Term Reserves	-0.1%	—	—

Volatility Measures
		DJ
	Russell	U.S. Total
	1000	Market
	Index	FA Index
R-Squared	1.00	1.00
Beta	1.01	0.99

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
Apple Inc.	Computer
	Technology	2.9%
Microsoft Corp.	Computer Services
	Software & Systems	2.1
Alphabet Inc.	Computer Services
	Software & Systems	2.1
Exxon Mobil Corp.	Oil: Integrated	1.7
Berkshire Hathaway Inc. Insurance: Multi-Line		1.4
Johnson & Johnson	Pharmaceuticals	1.4
JPMorgan Chase & Co.	Diversified Financial
	Services	1.3
Amazon.com Inc.	Diversified Retail	1.3
General Electric Co.	Diversified
	Manufacturing
	Operations	1.2
Facebook Inc.	Computer Services
	Software & Systems	1.2
Top Ten		16.6%

The holdings listed exclude any temporary cash investments and equity index products.

1 The expense ratios shown are from the prospectus dated April 8, 2016, and represent estimated costs for the current fiscal year. For the fiscal year ended December 31, 2016, the expense ratios were 0.09% for Admiral Shares and 0.06% for Institutional Shares.

Tax-Managed Capital Appreciation Fund

Sector Diversification (% of equity exposure)
			DJ
		Russell	U.S. Total
		1000	Market
	Fund	Index	FA Index
Consumer
Discretionary	13.9%	13.7%	13.7%
Consumer Staples	7.8	7.9	7.4
Energy	7.4	7.3	7.0
Financial Services	20.9	20.8	21.3
Health Care	12.8	13.0	13.0
Materials &
Processing	3.5	3.6	3.9
Producer Durables	10.7	10.9	11.0
Technology	17.4	17.2	17.2
Utilities	5.6	5.6	5.5

Investment Focus

Tax-Managed Capital Appreciation Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 2006, Through December 31, 2016
Initial Investment of $10,000

	Average Annual Total Returns
	Periods Ended December 31, 2016
				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Tax-Managed Capital Appreciation Fund
Admiral Shares	12.01%	14.79%	7.20%	$20,046
Russell 1000 Index	12.05	14.69	7.08	19,824
Multi-Cap Core Funds Average	10.19	12.37	5.51	17,098
Dow Jones U.S. Total Stock Market
Float Adjusted Index	12.62	14.59	7.18	20,003

Multi-Cap Core Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

				Final Value
	One	Five	Ten	of a $5,000,000
	Year	Years	Years	Investment
Tax-Managed Capital Appreciation Fund
Institutional Shares	12.06%	14.84%	7.24%	$10,060,963
Russell 1000 Index	12.05	14.69	7.08	9,912,000
Dow Jones U.S. Total Stock Market Float
Adjusted Index	12.62	14.59	7.18	10,001,613

See Financial Highlights for dividend and capital gains information.

Tax-Managed Capital Appreciation Fund

Fiscal-Year Total Returns (%): December 31, 2006, Through December 31, 2016

Tax-Managed Capital Appreciation Fund

Financial Statements

Statement of Net Assets
As of December 31, 2016

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value•
		Shares	($000)
Common Stocks (99.7%)[1]
Consumer Discretionary (13.8%)
*	Amazon.com Inc.	130,190	97,626
	Walt Disney Co.	582,279	60,685
	Home Depot Inc.	445,141	59,685
	Comcast Corp. Class A	780,523	53,895
	McDonald’s Corp.	305,804	37,222
	Wal-Mart Stores Inc.	487,468	33,694
	Starbucks Corp.	544,494	30,230
	Time Warner Inc.	304,872	29,429
	Costco Wholesale Corp.	167,474	26,814
*	Priceline Group Inc.	17,378	25,477
	Lowe’s Cos. Inc.	356,815	25,377
	NIKE Inc. Class B	485,126	24,659
	Marriott International Inc.
	Class A	199,777	16,518
*	Netflix Inc.	132,120	16,356
*	Charter Communications
	Inc. Class A	54,989	15,832
	TJX Cos. Inc.	204,469	15,362
	Ford Motor Co.	1,208,292	14,657
	Twenty-First Century Fox
	Inc. Class A	503,599	14,121
*	O’Reilly Automotive Inc.	49,150	13,684
	Ross Stores Inc.	206,205	13,527
*	eBay Inc.	439,830	13,059
*	AutoZone Inc.	16,255	12,838
	General Motors Co.	299,330	10,429
	CBS Corp. Class B	160,925	10,238
	Yum! Brands Inc.	158,953	10,067
*	Dollar Tree Inc.	123,504	9,532
*	MGM Resorts International	324,221	9,347
	Target Corp.	126,415	9,131
*	Tesla Motors Inc.	42,254	9,029
	Royal Caribbean Cruises Ltd.	104,593	8,581
	Estee Lauder Cos. Inc.
	Class A	112,088	8,574
	Advance Auto Parts Inc.	50,598	8,557
*	CarMax Inc.	130,976	8,434

*	Mohawk Industries Inc.	40,019	7,991
	Sirius XM Holdings Inc.	1,742,688	7,755
	Expedia Inc.	66,607	7,545
	Interpublic Group of Cos.
	Inc.	293,791	6,878
*	NVR Inc.	4,041	6,744
	Goodyear Tire & Rubber Co. 208,626		6,440
	Gentex Corp.	316,457	6,231
	Fortune Brands Home
	& Security Inc.	114,801	6,137
	PVH Corp.	66,936	6,040
	Viacom Inc. Class B	170,721	5,992
	Hasbro Inc.	76,942	5,985
	DR Horton Inc.	218,026	5,959
	Dollar General Corp.	78,019	5,779
*	WABCO Holdings Inc.	53,422	5,671
	BorgWarner Inc.	142,961	5,638
	Harley-Davidson Inc.	96,566	5,634
	Darden Restaurants Inc.	76,927	5,594
*	Panera Bread Co. Class A	26,806	5,498
	Lennar Corp. Class A	126,340	5,424
*	Liberty Interactive Corp.
	QVC Group Class A	268,706	5,369
	CST Brands Inc.	111,065	5,348
	Harman International
	Industries Inc.	45,014	5,004
	Foot Locker Inc.	70,470	4,996
	Hanesbrands Inc.	231,493	4,993
	Scripps Networks
	Interactive Inc. Class A	69,558	4,964
	Visteon Corp.	60,650	4,873
*	Discovery Communications
	Inc.	180,131	4,824
*	Urban Outfitters Inc.	164,829	4,694
	Brinker International Inc.	88,041	4,361
	Omnicom Group Inc.	50,564	4,304
*	Hyatt Hotels Corp. Class A	77,726	4,295
	PulteGroup Inc.	232,854	4,280
*	Yum China Holdings Inc.	158,953	4,152

Tax-Managed Capital Appreciation Fund

			Market
			Value•
		Shares	($000)
*	Tempur Sealy International
	Inc.	60,667	4,142
	Lear Corp.	30,629	4,054
	Carnival Corp.	77,458	4,032
	Bed Bath & Beyond Inc.	97,001	3,942
	L Brands Inc.	56,897	3,746
	Las Vegas Sands Corp.	66,520	3,553
	Gap Inc.	148,246	3,327
*	Toll Brothers Inc.	106,247	3,294
*	TripAdvisor Inc.	67,124	3,113
	Nordstrom Inc.	64,066	3,071
	KAR Auction Services Inc.	71,820	3,061
	John Wiley & Sons Inc.
	Class A	53,577	2,920
*	AutoNation Inc.	58,092	2,826
	Ralph Lauren Corp. Class A	30,742	2,777
	Newell Brands Inc.	59,422	2,653
*	Vista Outdoor Inc.	65,939	2,433
*	Liberty Media Corp-Liberty
	SiriusXM Class C	64,064	2,173
	Vail Resorts Inc.	13,100	2,113
	Macy’s Inc.	56,774	2,033
	News Corp. Class A	177,364	2,033
*	Under Armour Inc. Class A	62,735	1,822
	VF Corp.	33,032	1,762
*	Liberty Ventures Class A	46,959	1,731
	Coty Inc. Class A	91,086	1,668
*	Liberty Broadband Corp.	20,819	1,542
*	Liberty Expedia Holdings
	Inc. Class A	31,306	1,242
*	Norwegian Cruise Line
	Holdings Ltd.	27,210	1,157
*	Liberty Media Corp-Liberty
	SiriusXM Class A	32,034	1,106
	Kohl’s Corp.	21,894	1,081
*	Adient plc	18,417	1,079
*	Madison Square Garden Co.
	Class A	5,389	924
	Wynn Resorts Ltd.	10,511	909
	Coach Inc.	25,940	908
*	AMC Networks Inc.
	Class A	13,544	709
	Best Buy Co. Inc.	15,827	675
*	Liberty Broadband Corp.
	Class A	8,008	580
	GameStop Corp. Class A	20,418	516
*	Lions Gate Entertainment
	Corp. Class B	20,905	513
*	Ulta Salon Cosmetics
	& Fragrance Inc.	1,721	439
	Graham Holdings Co.
	Class B	821	420
	Lennar Corp. Class B	8,278	286
	Signet Jewelers Ltd.	2,431	229
*	LKQ Corp.	6,802	208

*	Murphy USA Inc.	3,307	203
	Polaris Industries Inc.	2,426	200
*	DISH Network Corp.
	Class A	3,285	190
*	Pandora Media Inc.	14,583	190
*	Live Nation Entertainment
	Inc.	6,740	179
*	Lululemon Athletica Inc.	2,700	175
*	Sally Beauty Holdings Inc.	6,440	170
*	Michael Kors Holdings Ltd.	3,800	163
	Mattel Inc.	5,800	160
	Nielsen Holdings plc	3,136	132
	Staples Inc.	9,722	88
*	ServiceMaster Global
	Holdings Inc.	40	2
			1,022,712
Consumer Staples (7.8%)
	Procter & Gamble Co.	892,938	75,078
	Philip Morris International
	Inc.	549,202	50,247
	PepsiCo Inc.	468,488	49,018
	Coca-Cola Co.	1,144,334	47,444
	Altria Group Inc.	552,280	37,345
	CVS Health Corp.	388,354	30,645
	Mondelez International Inc.
	Class A	617,689	27,382
	Walgreens Boots Alliance
	Inc.	301,845	24,981
	Colgate-Palmolive Co.	347,747	22,757
	Kroger Co.	442,623	15,275
	Constellation Brands Inc.
	Class A	85,361	13,087
	Reynolds American Inc.	231,531	12,975
	Archer-Daniels-Midland Co.	242,866	11,087
	Kraft Heinz Co.	123,448	10,780
	Tyson Foods Inc. Class A	164,014	10,116
*	Monster Beverage Corp.	227,901	10,105
	Dr Pepper Snapple Group
	Inc.	109,488	9,927
	Molson Coors Brewing Co.
	Class B	88,874	8,648
	Clorox Co.	71,982	8,639
	JM Smucker Co.	66,043	8,458
*	WhiteWave Foods Co.
	Class A	149,018	8,285
	Mead Johnson Nutrition Co.	110,049	7,787
	McCormick & Co. Inc.	80,966	7,557
	Hershey Co.	72,467	7,495
	Brown-Forman Corp.
	Class B	166,260	7,468
	Church & Dwight Co. Inc.	168,036	7,426
	Ingredion Inc.	59,184	7,396
	Hormel Foods Corp.	209,953	7,309
	Campbell Soup Co.	109,113	6,598
	Kimberly-Clark Corp.	54,764	6,250

Tax-Managed Capital Appreciation Fund

			Market
			Value•
		Shares	($000)
	General Mills Inc.	88,800	5,485
*	Edgewell Personal Care Co.	63,275	4,618
	Energizer Holdings Inc.	62,510	2,789
	Whole Foods Market Inc.	65,508	2,015
	Sysco Corp.	30,598	1,694
	Kellogg Co.	22,838	1,683
	Bunge Ltd.	20,961	1,514
	Conagra Brands Inc.	18,538	733
*	Blue Buffalo Pet Products
	Inc.	15,615	375
*	Lamb Weston Holdings Inc.	6,179	234
	Nu Skin Enterprises Inc.
	Class A	1,013	48
			578,753
Energy (7.4%)
	Exxon Mobil Corp.	1,400,628	126,421
	Chevron Corp.	647,982	76,268
	Schlumberger Ltd.	388,481	32,613
	ConocoPhillips	491,868	24,662
	EOG Resources Inc.	227,247	22,975
	Halliburton Co.	381,607	20,641
	Phillips 66	214,201	18,509
	Anadarko Petroleum Corp.	227,591	15,870
	Baker Hughes Inc.	218,632	14,205
	Pioneer Natural Resources
	Co.	77,710	13,993
	Valero Energy Corp.	182,002	12,434
	Occidental Petroleum Corp.	167,472	11,929
	Kinder Morgan Inc.	574,622	11,901
*	Concho Resources Inc.	75,872	10,061
	Cimarex Energy Co.	68,836	9,355
	Patterson-UTI Energy Inc.	286,601	7,715
*	Newfield Exploration Co.	176,179	7,135
	Noble Energy Inc.	185,706	7,068
	Marathon Petroleum Corp.	140,266	7,062
	Williams Cos. Inc.	223,631	6,964
*	Energen Corp.	119,978	6,919
	EQT Corp.	105,064	6,871
	Cabot Oil & Gas Corp.	290,464	6,785
	Spectra Energy Corp.	148,388	6,097
	Devon Energy Corp.	122,625	5,600
*	Continental Resources Inc.	106,919	5,511
*	WPX Energy Inc.	353,618	5,152
	World Fuel Services Corp.	111,181	5,104
	Apache Corp.	78,179	4,962
*	Rowan Cos. plc Class A	260,981	4,930
	Helmerich & Payne Inc.	57,866	4,479
*	FMC Technologies Inc.	119,946	4,262
	Marathon Oil Corp.	189,854	3,286
	Tesoro Corp.	31,926	2,792
	Hess Corp.	44,484	2,771
	National Oilwell Varco Inc.	56,874	2,129
	Targa Resources Corp.	36,063	2,022
*	Chesapeake Energy Corp.	176,026	1,236
	ONEOK Inc.	19,882	1,142

*	Southwestern Energy Co.	94,700	1,025
*	Transocean Ltd.	62,292	918
*	Weatherford International
	plc	166,352	830
	Range Resources Corp.	17,800	612
	HollyFrontier Corp.	17,272	566
	SM Energy Co.	15,180	523
	CONSOL Energy Inc.	25,290	461
*	Cheniere Energy Inc.	9,997	414
	Ensco plc Class A	25,118	244
*	Whiting Petroleum Corp.	19,480	234
	Murphy Oil Corp.	6,370	198
	Noble Corp. plc	27,995	166
			546,022
Financial Services (20.9%)
*	Berkshire Hathaway Inc.
	Class B	634,996	103,492
	JPMorgan Chase & Co.	1,146,364	98,920
	Wells Fargo & Co.	1,541,625	84,959
	Bank of America Corp.	3,334,090	73,683
	Citigroup Inc.	1,079,154	64,134
	Visa Inc. Class A	686,529	53,563
	Mastercard Inc. Class A	363,828	37,565
	Goldman Sachs Group Inc.	153,479	36,751
	American International
	Group Inc.	457,032	29,849
	Morgan Stanley	535,505	22,625
	American Express Co.	300,034	22,227
	US Bancorp	400,905	20,594
	Simon Property Group Inc.	112,646	20,014
	Charles Schwab Corp.	496,358	19,591
*	PayPal Holdings Inc.	496,120	19,582
	American Tower
	Corporation	173,628	18,349
	Prudential Financial Inc.	148,953	15,500
	Discover Financial Services	201,833	14,550
	Aon plc	129,154	14,405
	Intercontinental Exchange
	Inc.	248,935	14,045
	S&P Global Inc.	124,501	13,389
*	Fiserv Inc.	122,767	13,048
	Public Storage	57,988	12,960
	SunTrust Banks Inc.	234,876	12,883
	State Street Corp.	164,707	12,801
	Travelers Cos. Inc.	101,725	12,453
	Crown Castle International
	Corp.	138,391	12,008
	Aflac Inc.	172,218	11,986
	Equinix Inc.	33,081	11,823
	MetLife Inc.	219,312	11,819
	AvalonBay Communities Inc. 58,706		10,400
	Capital One Financial Corp.	117,695	10,268
	Fifth Third Bancorp	368,271	9,932
	Chubb Ltd.	74,677	9,866

Tax-Managed Capital Appreciation Fund

			Market
			Value•
		Shares	($000)
	Fidelity National Information
	Services Inc.	130,247	9,852
	Boston Properties Inc.	77,995	9,810
	Ameriprise Financial Inc.	87,796	9,740
	PNC Financial Services
	Group Inc.	82,183	9,612
	Lincoln National Corp.	143,702	9,523
	Progressive Corp.	267,429	9,494
	First Republic Bank	100,649	9,274
	Equity Residential	142,097	9,145
*	E*TRADE Financial Corp.	256,818	8,899
	KeyCorp	485,322	8,867
	Synchrony Financial	241,273	8,751
	Equifax Inc.	73,853	8,732
	Essex Property Trust Inc.	36,270	8,433
	Zions Bancorporation	194,374	8,366
*	Markel Corp.	9,157	8,283
*	Arch Capital Group Ltd.	95,099	8,206
	Global Payments Inc.	117,263	8,139
	General Growth Properties
	Inc.	313,287	7,826
	TD Ameritrade Holding
	Corp.	174,048	7,588
	Torchmark Corp.	102,754	7,579
	Allstate Corp.	102,184	7,574
	Reinsurance Group of
	America Inc. Class A	59,891	7,536
*	Alleghany Corp.	12,354	7,513
*	SLM Corp.	676,250	7,452
	Unum Group	166,461	7,313
	Nasdaq Inc.	108,085	7,255
	CME Group Inc.	62,629	7,224
	M&T Bank Corp.	46,002	7,196
	T. Rowe Price Group Inc.	92,836	6,987
	Assurant Inc.	75,128	6,976
	MSCI Inc. Class A	86,829	6,840
	East West Bancorp Inc.	134,403	6,832
	SL Green Realty Corp.	62,997	6,775
	Popular Inc.	153,360	6,720
*	CBRE Group Inc. Class A	212,540	6,693
	Commerce Bancshares Inc.	114,487	6,618
	Moody’s Corp.	69,986	6,598
	Franklin Resources Inc.	165,917	6,567
	Principal Financial Group Inc.	113,318	6,557
	Loews Corp.	138,528	6,487
	WR Berkley Corp.	97,378	6,477
	Federal Realty Investment
	Trust	45,530	6,470
	Brown & Brown Inc.	143,235	6,426
	Total System Services Inc.	130,880	6,417
	First Horizon National Corp.	319,147	6,386
	Equity LifeStyle Properties
	Inc.	87,665	6,321
	Apartment Investment
	& Management Co.	137,720	6,259

*	Signature Bank	41,611	6,250
	Raymond James Financial
	Inc.	89,465	6,197
	Extra Space Storage Inc.	79,539	6,144
	American Financial Group
	Inc.	69,403	6,116
	Bank of New York Mellon
	Corp.	128,925	6,108
	SEI Investments Co.	123,501	6,096
	American Homes 4 Rent
	Class A	280,681	5,889
	White Mountains Insurance
	Group Ltd.	6,999	5,852
	Welltower Inc.	87,069	5,828
	Douglas Emmett Inc.	159,344	5,826
	Prologis Inc.	109,443	5,777
	Lamar Advertising Co.
	Class A	85,598	5,756
	Weyerhaeuser Co.	188,002	5,657
	BlackRock Inc.	14,461	5,503
*	Howard Hughes Corp.	47,113	5,376
	Dun & Bradstreet Corp.	43,819	5,316
	Mid-America Apartment
	Communities Inc.	53,974	5,285
	Annaly Capital Management
	Inc.	529,192	5,276
	Host Hotels & Resorts Inc.	279,419	5,264
	TFS Financial Corp.	271,733	5,174
	Forest City Realty Trust Inc.
	Class A	246,809	5,144
	Taubman Centers Inc.	67,808	5,013
	Jones Lang LaSalle Inc.	45,890	4,637
	Hanover Insurance Group
	Inc.	49,487	4,504
*	Affiliated Managers Group
	Inc.	29,691	4,314
*	CoreLogic Inc.	116,575	4,293
	Alexandria Real Estate
	Equities Inc.	38,539	4,283
	Associated Banc-Corp	170,283	4,206
	Cullen/Frost Bankers Inc.	47,496	4,191
	Ventas Inc.	65,000	4,064
	Jack Henry & Associates
	Inc.	44,906	3,987
	Broadridge Financial
	Solutions Inc.	58,618	3,886
	Hospitality Properties Trust	119,017	3,778
	Brixmor Property Group Inc.	149,675	3,655
	Eaton Vance Corp.	86,022	3,603
	Camden Property Trust	42,323	3,558
	DDR Corp.	215,917	3,297
	HCP Inc.	108,000	3,210
	Retail Properties of America
	Inc.	208,902	3,202
	BOK Financial Corp.	38,481	3,195

Tax-Managed Capital Appreciation Fund

			Market
			Value•
		Shares	($000)
	Hartford Financial Services
	Group Inc.	64,171	3,058
	Leucadia National Corp.	120,270	2,796
	Digital Realty Trust Inc.	28,422	2,793
	Alliance Data Systems Corp.	11,592	2,649
	Interactive Brokers Group
	Inc.	71,006	2,592
	CNA Financial Corp.	61,718	2,561
	BB&T Corp.	53,177	2,500
	Navient Corp.	123,033	2,021
	AGNC Investment Corp.	102,420	1,857
	Paramount Group Inc.	114,342	1,828
	Bank of Hawaii Corp.	20,064	1,779
	Northern Trust Corp.	19,091	1,700
	CoreCivic Inc.	66,446	1,625
	Marsh & McLennan Cos.
	Inc.	21,585	1,459
	Legg Mason Inc.	47,414	1,418
	Omega Healthcare
	Investors Inc.	37,124	1,160
	Iron Mountain Inc.	28,923	939
	FNF Group	25,471	865
	Macerich Co.	11,658	826
	People’s United Financial
	Inc.	42,624	825
	Apple Hospitality REIT Inc.	39,944	798
	Lazard Ltd. Class A	18,503	760
	NorthStar Realty Finance
	Corp.	33,571	509
*	Quality Care Properties Inc.	24,236	376
	Invesco Ltd.	12,148	369
*	Vantiv Inc. Class A	4,744	283
	Western Union Co.	11,796	256
*	Zillow Group Inc.	6,200	226
*	FleetCor Technologies Inc.	1,233	174
			1,546,334
Health Care (12.7%)
	Johnson & Johnson	897,759	103,431
	Pfizer Inc.	1,969,500	63,969
	UnitedHealth Group Inc.	328,174	52,521
	Merck & Co. Inc.	868,033	51,101
	Amgen Inc.	269,967	39,472
	Gilead Sciences Inc.	492,101	35,239
*	Celgene Corp.	293,518	33,975
	AbbVie Inc.	529,731	33,172
	Bristol-Myers Squibb Co.	539,650	31,537
	Medtronic plc	363,939	25,923
*	Biogen Inc.	85,612	24,278
	Thermo Fisher Scientific
	Inc.	153,934	21,720
*	Express Scripts Holding Co.	272,927	18,775
*	Allergan plc	88,479	18,582
	Danaher Corp.	231,447	18,016
	Aetna Inc.	145,181	18,004
	Eli Lilly & Co.	223,671	16,451

	Anthem Inc.	111,626	16,049
	Abbott Laboratories	407,116	15,637
	Cigna Corp.	112,107	14,954
	Becton Dickinson and Co.	88,320	14,621
	Humana Inc.	69,676	14,216
*	Boston Scientific Corp.	623,793	13,493
	Stryker Corp.	109,046	13,065
	Zoetis Inc.	240,279	12,862
	St. Jude Medical Inc.	131,597	10,553
	Cardinal Health Inc.	145,261	10,454
	McKesson Corp.	73,199	10,281
*	Incyte Corp.	95,944	9,620
	CR Bard Inc.	41,918	9,417
	Zimmer Biomet Holdings
	Inc.	88,957	9,180
	Agilent Technologies Inc.	192,643	8,777
	AmerisourceBergen Corp.
	Class A	106,401	8,320
*	Henry Schein Inc.	53,592	8,130
*	Alexion Pharmaceuticals Inc.	66,060	8,082
*	Regeneron Pharmaceuticals
	Inc.	21,550	7,911
	Dentsply Sirona Inc.	130,580	7,538
*	Vertex Pharmaceuticals Inc. 100,811		7,427
	Cooper Cos. Inc.	40,631	7,108
*	Laboratory Corp. of America
	Holdings	53,808	6,908
	Baxter International Inc.	153,258	6,795
	Quest Diagnostics Inc.	72,665	6,678
	Universal Health Services
	Inc. Class B	60,278	6,412
	Teleflex Inc.	39,319	6,336
*	Quintiles IMS Holdings Inc.	79,308	6,031
*	QIAGEN NV	209,244	5,863
	PerkinElmer Inc.	109,261	5,698
	Perrigo Co. plc	50,657	4,216
*	Ionis Pharmaceuticals Inc.	85,305	4,080
	Bio-Techne Corp.	38,893	3,999
*	Mylan NV	102,200	3,899
*	BioMarin Pharmaceutical
	Inc.	44,392	3,677
*	Charles River Laboratories
	International Inc.	47,381	3,610
	Patterson Cos. Inc.	73,371	3,010
*	Centene Corp.	52,904	2,990
	Bruker Corp.	138,767	2,939
*	Edwards Lifesciences Corp.	28,770	2,696
*	Varian Medical Systems Inc.	29,960	2,690
*	Illumina Inc.	18,600	2,382
*	Endo International plc	93,089	1,533
*	Alkermes plc	22,758	1,265
*	Intuitive Surgical Inc.	1,041	660
*	Cerner Corp.	7,109	337
*	VCA Inc.	4,520	310
*	IDEXX Laboratories Inc.	2,431	285

Tax-Managed Capital Appreciation Fund

			Market
			Value•
		Shares	($000)
*	DaVita Inc.	4,382	281
*	Align Technology Inc.	2,924	281
*	United Therapeutics Corp.	1,913	274
*	Bio-Rad Laboratories Inc.
	Class A	1,404	256
*	Veeva Systems Inc. Class A	6,212	253
*	Hologic Inc.	6,180	248
*	HCA Holdings Inc.	3,126	231
*	Mallinckrodt plc	4,390	219
*	MEDNAX Inc.	2,830	189
*	Premier Inc. Class A	5,600	170
*	Alnylam Pharmaceuticals Inc.	4,400	165
*	Agios Pharmaceuticals Inc.	3,810	159
*	Alere Inc.	4,022	157
*	LifePoint Health Inc.	2,510	143
*	Seattle Genetics Inc.	2,700	143
*	Intrexon Corp.	5,800	141
			942,470
Materials & Processing (3.5%)
	EI du Pont de Nemours
	& Co.	349,034	25,619
	Monsanto Co.	178,022	18,730
	Ecolab Inc.	115,934	13,590
	Dow Chemical Co.	226,854	12,981
	Praxair Inc.	103,342	12,111
	LyondellBasell Industries
	NV Class A	132,695	11,383
	Sherwin-Williams Co.	40,058	10,765
	Vulcan Materials Co.	85,590	10,712
	Martin Marietta Materials
	Inc.	46,652	10,335
	Newmont Mining Corp.	297,030	10,120
	Celanese Corp. Class A	100,412	7,906
	Albemarle Corp.	90,452	7,786
	Ball Corp.	100,054	7,511
	FMC Corp.	132,448	7,491
	Valspar Corp.	66,760	6,917
	Sealed Air Corp.	143,185	6,492
	Lennox International Inc.	40,714	6,236
*	Crown Holdings Inc.	112,863	5,933
	Fastenal Co.	125,785	5,909
	Owens Corning	104,758	5,401
	Southern Copper Corp.	165,670	5,291
	Scotts Miracle-Gro Co.
	Class A	50,983	4,871
	Air Products & Chemicals
	Inc.	32,969	4,742
*	Freeport-McMoRan Inc.	338,050	4,459
	Nucor Corp.	66,785	3,975
	WR Grace & Co.	58,763	3,975
	Valmont Industries Inc.	27,984	3,943
	Reliance Steel & Aluminum
	Co.	46,208	3,675
*	Armstrong World Industries
	Inc.	85,415	3,570

	Westlake Chemical Corp.	54,946	3,076
	Packaging Corp. of America	26,568	2,253
	Eagle Materials Inc.	21,140	2,083
	International Paper Co.	35,971	1,909
	Mosaic Co.	58,059	1,703
*	Owens-Illinois Inc.	94,689	1,649
	WestRock Co.	22,602	1,147
	CF Industries Holdings Inc.	35,225	1,109
	Eastman Chemical Co.	14,072	1,058
	United States Steel Corp.	30,735	1,015
*	Alcoa Corp.	26,090	733
*	Versum Materials Inc.	16,484	463
	Hexcel Corp.	3,533	182
*	AdvanSix Inc.	6,732	149
			260,958
Producer Durables (10.7%)
	General Electric Co.	2,836,791	89,643
	Boeing Co.	225,405	35,091
	Union Pacific Corp.	303,684	31,486
	United Technologies Corp.	279,693	30,660
	3M Co.	154,044	27,508
	FedEx Corp.	113,273	21,091
	General Dynamics Corp.	114,543	19,777
	Honeywell International Inc.	168,320	19,500
	Illinois Tool Works Inc.	140,947	17,260
	Delta Air Lines Inc.	350,782	17,255
	United Parcel Service Inc.
	Class B	147,189	16,874
	Northrop Grumman Corp.	72,150	16,781
	Southwest Airlines Co.	313,976	15,649
	Accenture plc Class A	119,404	13,986
	CSX Corp.	389,166	13,983
	Norfolk Southern Corp.	127,762	13,807
*	United Continental Holdings
	Inc.	186,761	13,611
	Lockheed Martin Corp.	45,922	11,478
	Raytheon Co.	80,822	11,477
	Waste Management Inc.	140,109	9,935
	Roper Technologies Inc.	51,607	9,448
	Parker-Hannifin Corp.	67,377	9,433
	PACCAR Inc.	142,675	9,117
*	Mettler-Toledo International
	Inc.	21,107	8,835
	Deere & Co.	82,823	8,534
	Huntington Ingalls Industries
	Inc.	44,901	8,270
	Textron Inc.	170,296	8,270
	L-3 Communications
	Holdings Inc.	53,889	8,197
	TransDigm Group Inc.	32,799	8,166
	Cintas Corp.	70,616	8,160
*	Verisk Analytics Inc.
	Class A	100,411	8,150
	Emerson Electric Co.	142,289	7,933

Tax-Managed Capital Appreciation Fund

			Market
			Value•
		Shares	($000)
	Johnson Controls
	International plc	184,179	7,586
	JB Hunt Transport Services
	Inc.	76,689	7,444
	Toro Co.	131,898	7,380
	Expeditors International of
	Washington Inc.	138,833	7,353
*	HD Supply Holdings Inc.	171,257	7,280
*	Waters Corp.	53,043	7,128
*	Jacobs Engineering Group
	Inc.	121,987	6,953
	AMETEK Inc.	143,005	6,950
*	Copart Inc.	124,612	6,905
	Rockwell Collins Inc.	73,559	6,823
*	Old Dominion Freight Line
	Inc.	78,902	6,769
	Wabtec Corp.	80,447	6,679
	Carlisle Cos. Inc.	59,977	6,615
	Cummins Inc.	47,769	6,529
*	Middleby Corp.	50,169	6,462
	IDEX Corp.	71,688	6,456
	Landstar System Inc.	73,936	6,307
	WW Grainger Inc.	26,954	6,260
	Fortive Corp.	115,723	6,206
	Caterpillar Inc.	65,805	6,103
	FLIR Systems Inc.	164,529	5,954
	AGCO Corp.	98,700	5,711
	BWX Technologies Inc.	143,634	5,702
*	Manitowoc Foodservice Inc.	275,298	5,322
	Oshkosh Corp.	80,575	5,206
	Xerox Corp.	576,488	5,033
	Automatic Data Processing
	Inc.	47,161	4,847
	ManpowerGroup Inc.	54,486	4,842
	Robert Half International
	Inc.	96,924	4,728
	Donaldson Co. Inc.	102,983	4,334
	Xylem Inc.	86,943	4,305
	Flowserve Corp.	87,374	4,198
	MSC Industrial Direct Co.
	Inc. Class A	41,610	3,844
*	Stericycle Inc.	48,278	3,719
*	Genpact Ltd.	151,475	3,687
	Terex Corp.	113,735	3,586
	Stanley Black & Decker Inc.	26,735	3,066
	Orbital ATK Inc.	33,013	2,896
	CH Robinson Worldwide
	Inc.	39,317	2,880
*	Keysight Technologies Inc.	78,164	2,858
	ITT Inc.	64,187	2,476
*	Zebra Technologies Corp.	27,137	2,327
	Allison Transmission
	Holdings Inc.	68,172	2,297
	Graco Inc.	27,607	2,294
	Arconic Inc.	78,271	1,451

*	Spirit Airlines Inc.	23,229	1,344
	Republic Services Inc.
	Class A	19,556	1,116
	Eaton Corp. plc	7,883	529
	KBR Inc.	26,436	441
	Ryder System Inc.	5,166	385
	Pentair plc	6,124	343
	Spirit AeroSystems
	Holdings Inc. Class A	4,357	254
	American Airlines Group Inc. 4,847		226
*	CoStar Group Inc.	1,010	190
	Fluor Corp.	3,441	181
			788,125
Technology (17.3%)
	Apple Inc.	1,885,005	218,321
	Microsoft Corp.	2,555,712	158,812
*	Facebook Inc. Class A	751,759	86,490
*	Alphabet Inc. Class A	99,621	78,945
*	Alphabet Inc.	101,492	78,334
	Intel Corp.	1,401,884	50,846
	International Business
	Machines Corp.	300,425	49,868
	Cisco Systems Inc.	1,494,557	45,166
	Oracle Corp.	1,072,296	41,230
	QUALCOMM Inc.	447,670	29,188
	Texas Instruments Inc.	389,186	28,399
	Broadcom Ltd.	145,561	25,731
	NVIDIA Corp.	235,253	25,111
*	Adobe Systems Inc.	199,573	20,546
	Hewlett Packard Enterprise
	Co.	808,655	18,712
*	salesforce.com Inc.	258,085	17,668
	Applied Materials Inc.	532,975	17,199
*	Yahoo! Inc.	410,583	15,877
	Intuit Inc.	126,429	14,490
*	Cognizant Technology
	Solutions Corp. Class A	249,738	13,993
	Corning Inc.	477,384	11,586
	Amphenol Corp. Class A	165,003	11,088
	Activision Blizzard Inc.	292,430	10,560
	Lam Research Corp.	96,753	10,230
*	Autodesk Inc.	129,138	9,557
*	Citrix Systems Inc.	103,448	9,239
	Analog Devices Inc.	117,980	8,568
	Juniper Networks Inc.	288,825	8,162
*	SBA Communications Corp.
	Class A	77,268	7,979
	Linear Technology Corp.	123,969	7,729
	Symantec Corp.	315,666	7,541
	CDK Global Inc.	123,048	7,345
*	Synopsys Inc.	124,454	7,325
	KLA-Tencor Corp.	90,426	7,115
*	Cadence Design Systems
	Inc.	270,664	6,826
	Western Digital Corp.	98,249	6,676

Tax-Managed Capital Appreciation Fund

			Market
			Value•
		Shares	($000)
	Brocade Communications
	Systems Inc.	531,669	6,641
*	Arrow Electronics Inc.	89,502	6,381
	Teradyne Inc.	235,865	5,991
	Avnet Inc.	121,410	5,780
*	Micron Technology Inc.	263,090	5,767
	CSRA Inc.	171,247	5,453
	Dolby Laboratories Inc.
	Class A	115,638	5,226
	Xilinx Inc.	81,750	4,935
	NetApp Inc.	137,603	4,853
*	Teradata Corp.	176,523	4,796
	Computer Sciences Corp.	78,747	4,679
	DST Systems Inc.	42,702	4,576
	HP Inc.	307,870	4,569
*	NCR Corp.	99,365	4,030
*	Electronic Arts Inc.	51,001	4,017
	CA Inc.	109,686	3,485
*	Twitter Inc.	197,220	3,215
	Motorola Solutions Inc.	36,182	2,999
	Microchip Technology Inc.	43,580	2,796
	SS&C Technologies
	Holdings Inc.	85,064	2,433
*	CommScope Holding Co.
	Inc.	64,859	2,413
*	ServiceNow Inc.	28,052	2,085
	Skyworks Solutions Inc.	25,309	1,890
*	Akamai Technologies Inc.	27,070	1,805
*	Dell Technologies Inc.
	Class V	31,964	1,757
*	IAC/InterActiveCorp	24,480	1,586
	Harris Corp.	13,240	1,357
*	VeriSign Inc.	10,316	785
	Amdocs Ltd.	11,987	698
	Leidos Holdings Inc.	12,576	643
*	Palo Alto Networks Inc.	1,995	249
*	CommerceHub Inc.	15,653	235
*	Gartner Inc.	2,326	235
*	IPG Photonics Corp.	2,308	228
*	Red Hat Inc.	3,264	227
*	Fortinet Inc.	7,337	221
*	PTC Inc.	4,733	219
*	ANSYS Inc.	2,329	215
*	F5 Networks Inc.	1,424	206
	Sabre Corp.	8,123	203
*	CommerceHub Inc.
	Class A	7,826	117
			1,282,448
Utilities (5.6%)
	AT&T Inc.	1,992,276	84,732
	Verizon Communications
	Inc.	1,222,879	65,277
	NextEra Energy Inc.	177,540	21,209
	Duke Energy Corp.	262,744	20,394
	Southern Co.	285,194	14,029

	PG&E Corp.	215,510	13,097
	Exelon Corp.	351,421	12,472
	Sempra Energy	116,390	11,714
	Edison International	162,181	11,675
	WEC Energy Group Inc.	187,296	10,985
*	T-Mobile US Inc.	185,138	10,647
	Consolidated Edison Inc.	141,599	10,433
	Dominion Resources Inc.	135,240	10,358
	Eversource Energy	172,448	9,524
*	Level 3 Communications
	Inc.	163,155	9,195
	American Water Works Co.
	Inc.	117,032	8,468
	CMS Energy Corp.	190,417	7,925
	UGI Corp.	154,238	7,107
	Atmos Energy Corp.	83,514	6,193
	NiSource Inc.	276,272	6,117
	SCANA Corp.	80,345	5,888
	DTE Energy Co.	56,142	5,531
	Aqua America Inc.	183,416	5,510
*	Sprint Corp.	652,251	5,492
	CenterPoint Energy Inc.	213,368	5,257
	Telephone & Data Systems
	Inc.	167,926	4,848
	FirstEnergy Corp.	151,600	4,695
	PPL Corp.	136,647	4,653
*	United States Cellular Corp.	94,884	4,148
	American Electric Power
	Co. Inc.	60,633	3,817
	AES Corp.	224,088	2,604
*	Calpine Corp.	223,126	2,550
	Alliant Energy Corp.	66,238	2,510
	Entergy Corp.	20,417	1,500
*	Zayo Group Holdings Inc.	35,976	1,182
	NRG Energy Inc.	81,065	994
	CenturyLink Inc.	21,600	514
	Public Service Enterprise
	Group Inc.	9,498	417
	Frontier Communications
	Corp.	103,666	350
			414,011
Total Common Stocks
(Cost $3,519,400)			7,381,833

Tax-Managed Capital Appreciation Fund

		Market
		Value•
	Shares	($000)
Temporary Cash Investments (0.2%)[1]
Money Market Fund (0.2%)
2 Vanguard Market Liquidity
Fund, 0.823%	136,905	13,692

	Face
	Amount
	($000)
U.S. Government and Agency Obligations (0.0%)
3 United States Treasury Bill,
0.557%, 4/27/17	1,500	1,497
Total Temporary Cash Investments
(Cost $15,189)		15,189
Total Investments (99.9%)
(Cost $3,534,589)		7,397,022

		Amount
		($000)
Other Assets and Liabilities (0.1%)
Other Assets
Investment in Vanguard		546
Receivables for Accrued Income		8,338
Receivables for Capital Shares Issued		6,279
Other Assets		31
Total Other Assets		15,194
Liabilities
Payables for Investment Securities
Purchased		(12)
Payables for Capital Shares Redeemed		(1,521)
Payables to Vanguard		(4,720)
Other Liabilities		(65)
Total Liabilities		(6,318)
Net Assets (100%)		7,405,898

At December 31, 2016, net assets consisted of:
Amount
($000)
Paid-in Capital	3,615,738
Overdistributed Net Investment Income	(3,403)
Accumulated Net Realized Losses	(68,753)
Unrealized Appreciation (Depreciation)
Investment Securities	3,862,433
Futures Contracts	(117)
Net Assets	7,405,898

Admiral Shares—Net Assets
Applicable to 59,550,141 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	6,793,278
Net Asset Value Per Share—
Admiral Shares	$114.08

Institutional Shares—Net Assets
Applicable to 10,807,391 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	612,620
Net Asset Value Per Share—
Institutional Shares	$56.69

• See Note A in Notes to Financial Statements.
* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and -0.1%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Securities with a value of $719,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.
See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Capital Appreciation Fund

Statement of Operations

Year Ended
December 31, 2016
($000)
Investment Income
Income
Dividends	134,297
Interest[1]	107
Total Income	134,404
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,006
Management and Administrative—Admiral Shares	4,154
Management and Administrative—Institutional Shares	243
Marketing and Distribution—Admiral Shares	369
Marketing and Distribution—Institutional Shares	9
Custodian Fees	82
Auditing Fees	35
Shareholders’ Reports—Admiral Shares	41
Shareholders’ Reports—Institutional Shares	—
Trustees’ Fees and Expenses	5
Total Expenses	5,944
Net Investment Income	128,460
Realized Net Gain (Loss)
Investment Securities Sold[1]	24,789
Futures Contracts	1,393
Realized Net Gain (Loss)	26,182
Change in Unrealized Appreciation (Depreciation)
Investment Securities	641,793
Futures Contracts	(183)
Change in Unrealized Appreciation (Depreciation)	641,610
Net Increase (Decrease) in Net Assets Resulting from Operations	796,252

1 Interest income and realized net gain (loss) from an affiliated company of the fund were $99,000 and $1,000, respectively.

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Capital Appreciation Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2016	2015
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	128,460	109,754
Realized Net Gain (Loss)	26,182	15,452
Change in Unrealized Appreciation (Depreciation)	641,610	(19,638)
Net Increase (Decrease) in Net Assets Resulting from Operations	796,252	105,568
Distributions
Net Investment Income
Admiral Shares	(117,677)	(99,464)
Institutional Shares	(10,981)	(9,671)
Realized Capital Gain
Admiral Shares	—	—
Institutional Shares	—	—
Total Distributions	(128,658)	(109,135)
Capital Share Transactions
Admiral Shares	199,321	224,643
Institutional Shares	(7,556)	35,081
Net Increase (Decrease) from Capital Share Transactions	191,765	259,724
Total Increase (Decrease)	859,359	256,157
Net Assets
Beginning of Period	6,546,539	6,290,382
End of Period[1]	7,405,898	6,546,539

1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($3,403,000) and ($3,205,000).

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Capital Appreciation Fund

Financial Highlights

Admiral Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$103.75	$103.82	$93.70	$71.17	$62.36
Investment Operations
Net Investment Income	2.004	1.764	1.633	1.414	1.384
Net Realized and Unrealized Gain (Loss)
on Investments	10.332	(.082)	10.103	22.537	8.806
Total from Investment Operations	12.336	1.682	11.736	23.951	10.190
Distributions
Dividends from Net Investment Income	(2.006)	(1.752)	(1.616)	(1.421)	(1.380)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(2.006)	(1.752)	(1.616)	(1.421)	(1.380)
Net Asset Value, End of Period	$114.08	$103.75	$103.82	$93.70	$71.17

Total Return[1]	12.01%	1.68%	12.52%	33.67%	16.35%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6,793	$5,982	$5,760	$5,040	$3,702
Ratio of Total Expenses to Average Net Assets	0.09%	0.11%	0.12%	0.12%	0.12%
Ratio of Net Investment Income to
Average Net Assets	1.89%	1.69%	1.66%	1.71%	1.96%
Portfolio Turnover Rate	8%[2]	10%[2]	6%	4%	3%

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Capital Appreciation Fund

Financial Highlights

Institutional Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$51.55	$51.59	$46.56	$35.36	$30.98
Investment Operations
Net Investment Income	1.011	.897	.830	.719	.702
Net Realized and Unrealized Gain (Loss)
on Investments	5.141	(.046)	5.022	11.203	4.379
Total from Investment Operations	6.152	.851	5.852	11.922	5.081
Distributions
Dividends from Net Investment Income	(1.012)	(. 891)	(. 822)	(.722)	(.701)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.012)	(. 891)	(. 822)	(.722)	(.701)
Net Asset Value, End of Period	$56.69	$51.55	$51.59	$46.56	$35.36

Total Return	12.06%	1.71%	12.56%	33.73%	16.41%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$613	$564	$530	$468	$317
Ratio of Total Expenses to Average Net Assets	0.06%	0.07%	0.08%	0.08%	0.08%
Ratio of Net Investment Income to
Average Net Assets	1.92%	1.73%	1.70%	1.75%	2.00%
Portfolio Turnover Rate	8%[1]	10%[1]	6%	4%	3%

1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Capital Appreciation Fund

Notes to Financial Statements

Vanguard Tax-Managed Capital Appreciation Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Admiral Shares and Institutional Shares. Admiral Shares and Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the year ended December 31, 2016, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of aggregate settlement values at each quarter-end during the period.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2013–2016), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

Tax-Managed Capital Appreciation Fund

5. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at December 31, 2016, or at any time during the period then ended.

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2016, the fund had contributed to Vanguard capital in the amount of $546,000, representing 0.01% of the fund’s net assets and 0.22% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

Tax-Managed Capital Appreciation Fund

The following table summarizes the market value of the fund’s investments as of December 31, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	7,381,833	—	—
Temporary Cash Investments	13,692	1,497	—
Futures Contracts—Liabilities[1]	(65)	—	—
Total	7,395,460	1,497	—
1 Represents variation margin on the last day of the reporting period.

D. At December 31, 2016, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini S&P 500 Index	March 2017	205	22,921	(117)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the year ended December 31, 2016, the fund realized $42,180,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

For tax purposes, at December 31, 2016, the fund had $1,069,000 of ordinary income available for distribution. At December 31, 2016, the fund had available capital losses totaling $68,870,000 to offset future net capital gains. Of this amount, $8,140,000 is subject to expiration on December 31, 2018. Capital losses of $60,730,000 realized beginning in fiscal 2011 may be carried forward indefinitely under the Regulated Investment Company Modernization Act of 2010, but must be used before any expiring loss carryforwards.

At December 31, 2016, the cost of investment securities for tax purposes was $3,534,589,000. Net unrealized appreciation of investment securities for tax purposes was $3,862,433,000, consisting of unrealized gains of $3,870,726,000 on securities that had risen in value since their purchase and $8,293,000 in unrealized losses on securities that had fallen in value since their purchase.

Tax-Managed Capital Appreciation Fund

F. During the year ended December 31, 2016, the fund purchased $805,502,000 of investment securities and sold $615,339,000 of investment securities, other than temporary cash investments. Purchases and sales include $8,018,000 and $77,007,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

G. Capital share transactions for each class of shares were:
			Year Ended December 31,
		2016		2015
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Admiral Shares
Issued	503,273	4,783	504,114	4,799
Issued in Lieu of Cash Distributions	88,011	814	74,719	742
Redeemed	(391,963)	(3,706)	(354,190)	(3,364)
Net Increase (Decrease)—Admiral Shares	199,321	1,891	224,643	2,177
Institutional Shares
Issued	7,423	137	52,150	986
Issued in Lieu of Cash Distributions	6,211	116	5,518	110
Redeemed	(21,190)	(391)	(22,587)	(433)
Net Increase (Decrease)—Institutional Shares	(7,556)	(138)	35,081	663

H. Management has determined that no material events or transactions occurred subsequent to December 31, 2016, that would require recognition or disclosure in these financial statements.

Tax-Managed Small-Cap Fund

Fund Profile
As of December 31, 2016

Share-Class Characteristics
	Admiral	Institutional
	Shares	Shares
Ticker Symbol	VTMSX	VTSIX
Expense Ratio[1]	0.11%	0.07%
30-Day SEC Yield	1.21%	1.24%

Portfolio Characteristics
			DJ
			U.S.
		S&P	Total
		SmallCap	Market
	Fund	600 Index	FA Index
Number of Stocks	596	601	3,833
Median Market Cap	$1.6B	$1.7B	$54.1B
Price/Earnings Ratio	29.5x	29.3x	24.4x
Price/Book Ratio	2.4x	2.4x	2.8x
Return on Equity	11.1%	11.1%	16.5%
Earnings Growth
Rate	8.5%	8.7%	8.2%
Dividend Yield	1.1%	1.2%	2.0%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate	45%	—	—
Short-Term Reserves	0.1%	—	—

Volatility Measures
		DJ
		U.S. Total
	S&P SmallCap	Market
	600 Index	FA Index
R-Squared	1.00	0.72
Beta	0.99	1.15

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
Take-Two Interactive	Home Entertainment
Software Inc.	Software	0.6%
PDC Energy Inc.	Oil & Gas Exploration
	& Production	0.6
US Silica Holdings Inc.	Oil & Gas Equipment
	& Services	0.6
Chemours Co.	Diversified Chemicals	0.6
Texas Capital
Bancshares Inc.	Regional Banks	0.5
United Bankshares Inc.	Regional Banks	0.5
Wintrust Financial Corp.	Regional Banks	0.5
Coherent Inc.	Electronic Equipment
	& Instruments	0.5
Home BancShares Inc.	Regional Banks	0.5
AK Steel Holding Corp.	Steel	0.4
Top Ten		5.3%

The holdings listed exclude any temporary cash investments and equity index products.

1 The expense ratios shown are from the prospectus dated April 8, 2016, and represent estimated costs for the current fiscal year. For the fiscal year ended December 31, 2016, the expense ratios were 0.09% for Admiral Shares and 0.06% for Institutional Shares.

Tax-Managed Small-Cap Fund

Sector Diversification (% of equity exposure)
			DJ
		S&P	U.S. Total
		SmallCap	Market
	Fund	600 Index	FA Index
Consumer
Discretionary	14.0%	14.0%	12.5%
Consumer Staples	2.8	2.9	8.3
Energy	3.6	3.5	7.0
Financials	18.3	18.4	15.4
Health Care	11.4	11.4	13.0
Industrials	18.5	18.4	10.8
Information
Technology	15.2	15.3	20.0
Materials	6.3	6.4	3.3
Real Estate	6.4	6.1	4.1
Telecommunication
Services	1.1	1.1	2.4
Utilities	2.4	2.5	3.2

Investment Focus

Tax-Managed Small-Cap Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 2006, Through December 31, 2016
Initial Investment of $10,000

	Average Annual Total Returns
	Periods Ended December 31, 2016
				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Tax-Managed Small-Cap Fund Admiral
Shares	25.73%	16.48%	9.10%	$23,882
S&P SmallCap 600 Index	26.56	16.62	9.03	23,746
Small-Cap Core Funds Average	20.61	13.23	6.33	18,474
Dow Jones U.S. Total Stock Market
Float Adjusted Index	12.62	14.59	7.18	20,003

Small-Cap Core Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

				Final Value
	One	Five	Ten	of a $5,000,000
	Year	Years	Years	Investment
Tax-Managed Small-Cap Fund Institutional
Shares	25.78%	16.53%	9.15%	$12,002,177
S&P SmallCap 600 Index	26.56	16.62	9.03	11,872,948
Dow Jones U.S. Total Stock Market Float
Adjusted Index	12.62	14.59	7.18	10,001,613

See Financial Highlights for dividend and capital gains information.

Tax-Managed Small-Cap Fund

Fiscal-Year Total Returns (%): December 31, 2006, Through December 31, 2016

Tax-Managed Small-Cap Fund

Financial Statements

Statement of Net Assets
As of December 31, 2016

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value•
		Shares	($000)
Common Stocks (99.6%)[1]
Consumer Discretionary (14.0%)
	Drew Industries Inc.	166,993	17,994
	Lithia Motors Inc. Class A	164,756	15,953
*	Five Below Inc.	387,870	15,499
*	Dorman Products Inc.	206,829	15,111
	Wolverine World Wide Inc.	671,271	14,734
*	Dave & Buster’s
	Entertainment Inc.	255,900	14,407
	Marriott Vacations
	Worldwide Corp.	161,274	13,684
*	Steven Madden Ltd.	377,365	13,491
	Core-Mark Holding Co. Inc.	311,898	13,433
*	Cooper-Standard Holdings
	Inc.	125,496	12,974
	Monro Muffler Brake Inc.	224,829	12,860
	ILG Inc.	692,522	12,583
	Children’s Place Inc.	124,113	12,529
*	Boyd Gaming Corp.	555,331	11,201
	Group 1 Automotive Inc.	143,470	11,182
*	iRobot Corp.	190,575	11,139
*	American Axle
	& Manufacturing
	Holdings Inc.	559,050	10,790
	La-Z-Boy Inc.	333,893	10,367
	Caleres Inc.	302,557	9,930
*	Ollie’s Bargain Outlet
	Holdings Inc.	324,944	9,245
*	G-III Apparel Group Ltd.	306,544	9,061
*	Asbury Automotive Group
	Inc.	145,050	8,950
*	Genesco Inc.	143,318	8,900
	Tailored Brands Inc.	348,282	8,899
*	Meritage Homes Corp.	254,874	8,870
*	TopBuild Corp.	248,605	8,850
	Sonic Corp.	328,201	8,701
*	Popeyes Louisiana Kitchen
	Inc.	142,360	8,610
	DineEquity Inc.	110,985	8,546

	Scholastic Corp.	173,990	8,263
	Gannett Co. Inc.	832,026	8,079
	Standard Motor Products
	Inc.	147,050	7,826
*	EW Scripps Co. Class A	399,840	7,729
*	Belmond Ltd. Class A	563,974	7,529
*	Ascena Retail Group Inc.	1,212,395	7,505
	Bob Evans Farms Inc.	135,538	7,212
	Capella Education Co.	80,436	7,062
	MDC Holdings Inc.	272,187	6,984
*	Select Comfort Corp.	302,082	6,833
*	Universal Electronics Inc.	105,615	6,817
	Sturm Ruger & Co. Inc.	128,408	6,767
	Callaway Golf Co.	613,547	6,724
	Nutrisystem Inc.	189,500	6,566
	Winnebago Industries Inc.	206,834	6,546
	Ethan Allen Interiors Inc.	171,379	6,315
	Oxford Industries Inc.	104,670	6,294
*	Strayer Education Inc.	77,662	6,262
	New Media Investment
	Group Inc.	378,277	6,049
*	Hibbett Sports Inc.	161,182	6,012
	Wingstop Inc.	201,792	5,971
	Abercrombie & Fitch Co.	493,612	5,923
*	Cavco Industries Inc.	57,977	5,789
*	Fox Factory Holding Corp.	208,336	5,781
*	Scientific Games Corp.
	Class A	411,593	5,762
	Finish Line Inc. Class A	300,377	5,650
*	Fiesta Restaurant Group
	Inc.	187,807	5,606
	Marcus Corp.	177,651	5,596
	Cato Corp. Class A	185,488	5,580
	Fred’s Inc. Class A	300,440	5,576
*	Gentherm Inc.	164,626	5,573
*	Installed Building Products
	Inc.	133,123	5,498
	Guess? Inc.	452,641	5,477
*	BJ’s Restaurants Inc.	138,159	5,430

Tax-Managed Small-Cap Fund

			Market
			Value•
		Shares	($000)
	Sonic Automotive Inc.
	Class A	233,428	5,346
*	Red Robin Gourmet
	Burgers Inc.	89,540	5,050
	World Wrestling
	Entertainment Inc.
	Class A	271,720	5,000
	Buckle Inc.	217,993	4,970
*	Career Education Corp.	488,368	4,928
*	Francesca’s Holdings Corp.	266,112	4,798
	Superior Industries
	International Inc.	180,756	4,763
*	Tile Shop Holdings Inc.	234,209	4,579
	Ruth’s Hospitality Group
	Inc.	245,939	4,501
	Barnes & Noble Inc.	402,546	4,488
	Rent-A-Center Inc.	397,767	4,475
*	M/I Homes Inc.	172,140	4,335
*	Iconix Brand Group Inc.	461,140	4,307
	PetMed Express Inc.	181,348	4,184
*	Unifi Inc.	127,228	4,151
*	Nautilus Inc.	221,305	4,094
*	Biglari Holdings Inc.	8,553	4,047
*	Crocs Inc.	589,087	4,041
	Movado Group Inc.	136,286	3,918
*	Regis Corp.	268,954	3,905
*	Chuy’s Holdings Inc.	114,321	3,710
*	Barnes & Noble Education
	Inc.	317,896	3,646
	Blue Nile Inc.	88,019	3,576
*	MarineMax Inc.	184,462	3,569
*	LGI Homes Inc.	122,018	3,506
	Haverty Furniture Cos. Inc.	146,092	3,462
*	WCI Communities Inc.	144,433	3,387
*	Zumiez Inc.	150,917	3,298
*	Lumber Liquidators
	Holdings Inc.	189,886	2,989
*	FTD Cos. Inc.	111,207	2,651
	Shoe Carnival Inc.	93,762	2,530
	Big 5 Sporting Goods Corp.	144,198	2,502
*	Tuesday Morning Corp.	440,095	2,377
*	Perry Ellis International Inc.	91,354	2,276
*	Monarch Casino & Resort
	Inc.	86,433	2,228
*	Kirkland’s Inc.	138,259	2,144
*	El Pollo Loco Holdings Inc.	169,257	2,082
	Stein Mart Inc.	345,097	1,891
*	American Public Education
	Inc.	66,632	1,636
*	Ruby Tuesday Inc.	478,404	1,545
*	Express Inc.	136,794	1,472
*	Arctic Cat Inc.	97,561	1,465
	Stage Stores Inc.	248,334	1,085
*	Vitamin Shoppe Inc.	18,006	428

*	Motorcar Parts of America
	Inc.	13,406	361
*	Vera Bradley Inc.	9,909	116
			706,891
Consumer Staples (2.7%)
	B&G Foods Inc.	448,215	19,632
*	Darling Ingredients Inc.	1,150,136	14,848
	J&J Snack Foods Corp.	99,970	13,339
	Sanderson Farms Inc.	133,698	12,600
	SpartanNash Co.	265,882	10,513
	WD-40 Co.	87,214	10,195
	Universal Corp.	145,413	9,270
*	SUPERVALU Inc.	1,945,743	9,087
	Andersons Inc.	190,751	8,527
*	Central Garden & Pet Co.
	Class A	248,378	7,675
	Cal-Maine Foods Inc.	162,547	7,180
	Calavo Growers Inc.	107,022	6,571
	Inter Parfums Inc.	107,875	3,533
	Medifast Inc.	72,129	3,003
*	Seneca Foods Corp.
	Class A	47,368	1,897
*	Central Garden & Pet Co.	50,952	1,686
			139,556
Energy (3.5%)
*	PDC Energy Inc.	386,901	28,081
	US Silica Holdings Inc.	493,258	27,958
*	Carrizo Oil & Gas Inc.	420,778	15,716
*	Synergy Resources Corp.	1,348,831	12,018
*	Unit Corp.	364,169	9,785
*	SEACOR Holdings Inc.	130,506	9,303
	Atwood Oceanics Inc.	558,900	7,338
	Green Plains Inc.	254,267	7,081
	Archrock Inc.	533,677	7,045
*	Helix Energy Solutions
	Group Inc.	792,503	6,990
*	REX American Resources
	Corp.	50,561	4,993
*	Exterran Corp.	205,572	4,913
	Bristow Group Inc.	231,771	4,747
*	Newpark Resources Inc.	556,314	4,172
*	Bill Barrett Corp.	549,072	3,838
*	Pioneer Energy Services
	Corp.	531,197	3,639
*	Matrix Service Co.	150,150	3,408
*	Tesco Corp.	351,540	2,900
*	Cloud Peak Energy Inc.	433,373	2,431
*	Era Group Inc.	120,696	2,048
*	Geospace Technologies
	Corp.	93,364	1,901
*	CARBO Ceramics Inc.	178,366	1,866
*	Hornbeck Offshore Services
	Inc.	240,259	1,735
*	Contango Oil & Gas Co.	165,379	1,545

Tax-Managed Small-Cap Fund

			Market
			Value•
		Shares	($000)
	Gulf Island Fabrication Inc.	96,841	1,152
*	Tidewater Inc.	306,996	1,047
*	Northern Oil and Gas Inc.	319,534	879
*	TETRA Technologies Inc.	80,670	405
			178,934
Financials (18.2%)
*	Texas Capital Bancshares
	Inc.	340,322	26,681
	United Bankshares Inc.	551,624	25,513
	Wintrust Financial Corp.	338,125	24,538
	Home BancShares Inc.	819,410	22,755
	Sterling Bancorp	880,767	20,610
	Pinnacle Financial Partners
	Inc.	292,254	20,253
	ProAssurance Corp.	354,195	19,906
	First Financial Bankshares
	Inc.	435,895	19,702
	Hope Bancorp Inc.	865,951	18,956
	Glacier Bancorp Inc.	513,723	18,612
	Evercore Partners Inc.
	Class A	262,692	18,047
	Community Bank System
	Inc.	285,487	17,640
	Columbia Banking System
	Inc.	393,096	17,564
	Old National Bancorp	945,452	17,160
	Great Western Bancorp Inc.	393,504	17,153
	Interactive Brokers Group
	Inc.	454,927	16,609
	Selective Insurance Group
	Inc.	382,926	16,485
	RLI Corp.	259,128	16,359
	FirstCash Inc.	339,437	15,954
	CVB Financial Corp.	689,156	15,802
	First Midwest Bancorp Inc.	560,583	14,143
	American Equity
	Investment Life Holding
	Co.	619,058	13,954
	United Community Banks
	Inc.	468,722	13,884
	NBT Bancorp Inc.	329,526	13,801
	Independent Bank Corp.	195,379	13,764
	Financial Engines Inc.	362,953	13,338
	LegacyTexas Financial
	Group Inc.	304,018	13,091
*	PRA Group Inc.	325,285	12,719
	Simmons First National
	Corp. Class A	203,281	12,634
	First Financial Bancorp	414,528	11,793
	Westamerica
	Bancorporation	182,101	11,460
*	BofI Holding Inc.	398,336	11,372
	Northwest Bancshares Inc.	630,092	11,361
	Astoria Financial Corp.	600,884	11,206
	ServisFirst Bancshares Inc.	297,638	11,144

	Horace Mann Educators
	Corp.	258,623	11,069
	Ameris Bancorp	249,108	10,861
	Provident Financial Services
	Inc.	362,749	10,266
	Boston Private Financial
	Holdings Inc.	617,820	10,225
	City Holding Co.	150,182	10,152
	First Commonwealth
	Financial Corp.	715,802	10,150
	S&T Bancorp Inc.	258,579	10,095
	Banner Corp.	166,524	9,294
	Maiden Holdings Ltd.	506,923	8,846
	Brookline Bancorp Inc.	537,543	8,816
	Employers Holdings Inc.	215,309	8,526
	Cardinal Financial Corp.	254,256	8,337
	Navigators Group Inc.	70,753	8,331
	Tompkins Financial Corp.	88,071	8,326
	Hanmi Financial Corp.	238,206	8,313
	AMERISAFE Inc.	128,726	8,026
	Central Pacific Financial
	Corp.	253,792	7,974
	Stewart Information
	Services Corp.	170,456	7,855
*	Customers Bancorp Inc.	213,727	7,656
	Safety Insurance Group Inc.	103,140	7,601
*	Piper Jaffray Cos.	103,825	7,527
	United Fire Group Inc.	147,687	7,262
	Southside Bancshares Inc.	189,842	7,151
*	Green Dot Corp. Class A	292,389	6,886
	Infinity Property & Casualty
	Corp.	74,900	6,584
	TrustCo Bank Corp. NY	751,005	6,571
*	First BanCorp	967,290	6,394
	Northfield Bancorp Inc.	319,383	6,378
	Universal Insurance
	Holdings Inc.	219,386	6,231
*	Walker & Dunlop Inc.	195,246	6,092
	OFG Bancorp	458,953	6,012
	Banc of California Inc.	343,231	5,955
	National Bank Holdings
	Corp. Class A	181,127	5,776
	Greenhill & Co. Inc.	201,151	5,572
*	LendingTree Inc.	51,645	5,234
*	HomeStreet Inc.	163,068	5,153
	Bank Mutual Corp.	529,181	5,001
	Virtus Investment Partners
	Inc.	39,879	4,708
	Oritani Financial Corp.	249,769	4,683
	Fidelity Southern Corp.	189,698	4,490
	Dime Community
	Bancshares Inc.	221,331	4,449
	Investment Technology
	Group Inc.	218,840	4,320
*	INTL. FCStone Inc.	104,757	4,148

Tax-Managed Small-Cap Fund

			Market
			Value•
		Shares	($000)
	Opus Bank	133,926	4,024
*	EZCORP Inc. Class A	375,572	4,000
*	World Acceptance Corp.	57,958	3,726
*	Encore Capital Group Inc.	126,276	3,618
	Capstead Mortgage Corp.	347,322	3,539
	HCI Group Inc.	74,406	2,938
*	Enova International Inc.	197,617	2,480
	United Insurance Holdings
	Corp.	131,116	1,985
*	eHealth Inc.	148,576	1,582
*	First NBC Bank Holding Co.	147,723	1,078
	Calamos Asset
	Management Inc. Class A	1,230	10
			918,239
Health Care (11.4%)
*	Masimo Corp.	291,791	19,667
	Cantel Medical Corp.	239,655	18,873
*	Medidata Solutions Inc.	376,679	18,710
	Chemed Corp.	113,759	18,248
*	Integra LifeSciences
	Holdings Corp.	201,685	17,303
*	Neogen Corp.	252,437	16,661
*	Medicines Co.	489,806	16,624
*	ICU Medical Inc.	102,498	15,103
*	Haemonetics Corp.	347,460	13,968
*	Ligand Pharmaceuticals Inc.	135,562	13,774
*	Nektar Therapeutics
	Class A	1,073,087	13,167
*	AMN Healthcare Services
	Inc.	332,910	12,800
*	Magellan Health Inc.	164,251	12,360
*	HealthEquity Inc.	298,828	12,108
*	Cambrex Corp.	218,899	11,810
*	Zeltiq Aesthetics Inc.	247,277	10,761
*	HMS Holdings Corp.	591,869	10,748
*	Select Medical Holdings
	Corp.	770,632	10,211
*	Surgical Care Affiliates Inc.	202,107	9,351
*	Omnicell Inc.	268,364	9,097
*	Supernus Pharmaceuticals
	Inc.	352,281	8,895
*	Amedisys Inc.	202,479	8,632
*	AMAG Pharmaceuticals Inc.	246,020	8,561
	Abaxis Inc.	158,484	8,363
*	Emergent BioSolutions Inc.	251,369	8,255
*	Natus Medical Inc.	235,086	8,181
	Ensign Group Inc.	361,224	8,023
*	Repligen Corp.	259,816	8,007
*	Merit Medical Systems Inc.	295,729	7,837
	Analogic Corp.	93,991	7,797
*	Depomed Inc.	431,663	7,779
*	Cynosure Inc. Class A	167,076	7,619
	CONMED Corp.	170,805	7,544
*	Air Methods Corp.	234,999	7,485
*	Inogen Inc.	108,198	7,268

*	Momenta Pharmaceuticals
	Inc.	482,637	7,264
*	MiMedx Group Inc.	761,736	6,749
*	Vascular Solutions Inc.	120,099	6,738
	US Physical Therapy Inc.	90,750	6,371
*	Innoviva Inc.	557,244	5,962
*	Acorda Therapeutics Inc.	316,019	5,941
*	Integer Holdings Corp.	197,804	5,825
*	Luminex Corp.	283,713	5,739
*	Anika Therapeutics Inc.	111,315	5,450
*	PharMerica Corp.	215,272	5,414
	Meridian Bioscience Inc.	293,880	5,202
*	Healthways Inc.	228,466	5,198
	Aceto Corp.	229,591	5,044
*	LHC Group Inc.	108,404	4,954
*	Lannett Co. Inc.	217,961	4,806
*	Eagle Pharmaceuticals Inc.	58,808	4,666
*	Amphastar Pharmaceuticals
	Inc.	251,399	4,631
*	HealthStream Inc.	182,228	4,565
*	Quality Systems Inc.	343,639	4,519
*	BioTelemetry Inc.	201,158	4,496
*	Enanta Pharmaceuticals Inc. 128,706		4,312
*	Providence Service Corp.	109,851	4,180
*	SciClone Pharmaceuticals
	Inc.	380,245	4,107
*	CryoLife Inc.	212,027	4,060
	Phibro Animal Health Corp.
	Class A	138,490	4,058
*	AngioDynamics Inc.	223,682	3,773
*	Cross Country Healthcare
	Inc.	240,429	3,753
*	ANI Pharmaceuticals Inc.	61,863	3,750
*	Almost Family Inc.	84,462	3,725
	Landauer Inc.	72,678	3,496
*	CorVel Corp.	90,653	3,318
	Kindred Healthcare Inc.	419,128	3,290
*	Albany Molecular Research
	Inc.	170,532	3,199
	Invacare Corp.	244,970	3,197
*	Surmodics Inc.	119,784	3,042
	Computer Programs
	& Systems Inc.	94,712	2,235
*	Spectrum Pharmaceuticals
	Inc.	470,091	2,082
*	Impax Laboratories Inc.	138,355	1,833
*	Quorum Health Corp.	199,825	1,453
			573,987
Industrials (18.4%)
*	Hawaiian Holdings Inc.	361,667	20,615
	Healthcare Services Group
	Inc.	488,608	19,139
*	WageWorks Inc.	250,373	18,152
	John Bean Technologies
	Corp.	199,757	17,169

Tax-Managed Small-Cap Fund

			Market
			Value•
		Shares	($000)
	Matthews International
	Corp. Class A	218,992	16,830
	Tetra Tech Inc.	386,603	16,682
	Hillenbrand Inc.	424,030	16,262
	Barnes Group Inc.	330,084	15,653
	ABM Industries Inc.	378,288	15,449
	Applied Industrial
	Technologies Inc.	256,658	15,245
	Allegiant Travel Co.
	Class A	91,418	15,212
	Mueller Industries Inc.	377,487	15,084
	Knight Transportation Inc.	455,057	15,040
	UniFirst Corp.	104,556	15,019
*	On Assignment Inc.	339,022	14,971
*	Moog Inc. Class A	220,999	14,515
	Universal Forest Products
	Inc.	134,093	13,702
	Brink’s Co.	324,318	13,378
	SkyWest Inc.	359,503	13,104
	Brady Corp. Class A	347,986	13,067
*	Trex Co. Inc.	199,984	12,879
	G&K Services Inc. Class A	128,843	12,427
	Watts Water Technologies
	Inc. Class A	188,215	12,272
	Simpson Manufacturing Co.
	Inc.	276,472	12,096
	Korn/Ferry International	398,703	11,734
	Actuant Corp. Class A	436,953	11,339
	AZZ Inc.	172,240	11,006
	Exponent Inc.	178,924	10,789
	Matson Inc.	304,724	10,784
	ESCO Technologies Inc.	188,962	10,705
*	Hub Group Inc. Class A	236,340	10,340
	Apogee Enterprises Inc.	190,991	10,229
	Forward Air Corp.	214,926	10,183
	EnPro Industries Inc.	149,804	10,091
	Franklin Electric Co. Inc.	254,739	9,909
	Kaman Corp.	199,893	9,781
	Mobile Mini Inc.	320,523	9,696
*	Atlas Air Worldwide
	Holdings Inc.	183,861	9,588
	Insperity Inc.	134,722	9,559
	Greenbrier Cos. Inc.	229,631	9,541
	AAON Inc.	287,762	9,511
*	SPX FLOW Inc.	295,182	9,464
*	Navigant Consulting Inc.	352,899	9,239
*	Gibraltar Industries Inc.	221,439	9,223
	Albany International Corp.	196,321	9,090
*	TASER International Inc.	374,859	9,087
	Comfort Systems USA Inc.	267,531	8,909
*	Chart Industries Inc.	244,760	8,816
*	Proto Labs Inc.	170,963	8,779
	Astec Industries Inc.	128,496	8,668
	Interface Inc. Class A	462,924	8,587

*	Aerojet Rocketdyne
	Holdings Inc.	477,195	8,566
*	Mercury Systems Inc.	282,001	8,522
*	Team Inc.	216,588	8,501
	Tennant Co.	116,756	8,313
	Cubic Corp.	173,184	8,304
	Viad Corp.	183,879	8,109
*	SPX Corp.	338,351	8,026
	US Ecology Inc.	162,914	8,007
*	Patrick Industries Inc.	104,364	7,963
	Harsco Corp.	564,003	7,670
	Standex International Corp.	86,335	7,585
*	TrueBlue Inc.	303,796	7,489
	Heartland Express Inc.	365,231	7,436
	Multi-Color Corp.	94,684	7,347
	CIRCOR International Inc.	112,162	7,277
*	Saia Inc.	164,517	7,263
*	American Woodmark Corp.	96,376	7,252
	AAR Corp.	218,696	7,228
*	Lydall Inc.	115,433	7,140
*	Wabash National Corp.	451,137	7,137
	Griffon Corp.	258,965	6,785
	Federal Signal Corp.	433,082	6,760
*	Aegion Corp. Class A	283,628	6,722
	General Cable Corp.	346,942	6,609
	Raven Industries Inc.	260,770	6,571
	Briggs & Stratton Corp.	285,781	6,361
	Encore Wire Corp.	140,529	6,092
	Essendant Inc.	267,650	5,594
	Lindsay Corp.	74,549	5,562
*	Echo Global Logistics Inc.	212,469	5,322
	Quanex Building Products
	Corp.	261,937	5,317
	Kelly Services Inc. Class A	226,977	5,202
	Alamo Group Inc.	65,027	4,949
	ArcBest Corp.	173,982	4,811
*	MYR Group Inc.	119,238	4,493
*	PGT Innovations Inc.	377,708	4,325
	Insteel Industries Inc.	119,952	4,275
*	Engility Holdings Inc.	125,414	4,226
	Resources Connection Inc.	218,760	4,211
*	Aerovironment Inc.	153,314	4,113
	Marten Transport Ltd.	172,383	4,017
	National Presto Industries
	Inc.	37,346	3,974
*	DXP Enterprises Inc.	110,897	3,853
	Heidrick & Struggles
	International Inc.	148,675	3,590
*	Veritiv Corp.	64,900	3,488
	Titan International Inc.	303,950	3,407
	RR Donnelley & Sons Co.	194,781	3,179
*	Roadrunner Transportation
	Systems Inc.	257,955	2,680
	Powell Industries Inc.	63,749	2,486
*	Orion Group Holdings Inc.	218,169	2,171

Tax-Managed Small-Cap Fund

			Market
			Value•
		Shares	($000)
*	Vicor Corp.	129,282	1,952
	Celadon Group Inc.	230,413	1,647
*	CDI Corp.	144,936	1,073
			929,561
Information Technology (15.2%)
*	Take-Two Interactive
	Software Inc.	593,988	29,278
*	Coherent Inc.	168,193	23,107
	MKS Instruments Inc.	353,825	21,017
*	CACI International Inc.
	Class A	164,061	20,393
	Blackbaud Inc.	317,509	20,321
*	Sanmina Corp.	489,292	17,933
*	TiVo Corp.	838,600	17,527
*	Cardtronics plc Class A	314,741	17,175
	LogMeIn Inc.	173,849	16,785
*	Anixter International Inc.	192,681	15,617
*	Itron Inc.	237,587	14,932
*	Semtech Corp.	462,835	14,602
*	Lumentum Holdings Inc.	376,977	14,570
*	Tessera Holding Corp.	328,174	14,505
*	Advanced Energy Industries
	Inc.	261,516	14,318
*	Electronics For Imaging Inc.	323,854	14,204
	Power Integrations Inc.	195,332	13,253
*	MicroStrategy Inc. Class A	65,430	12,916
*	Stamps.com Inc.	110,564	12,676
*	Viavi Solutions Inc.	1,502,195	12,288
*	NETGEAR Inc.	223,837	12,166
*	Plexus Corp.	221,414	11,965
*	Synchronoss Technologies
	Inc.	296,521	11,357
*	II-VI Inc.	377,012	11,178
*	ExlService Holdings Inc.	217,218	10,956
*	Rambus Inc.	772,415	10,636
*	Fabrinet	262,079	10,562
	Cabot Microelectronics
	Corp.	165,881	10,479
	Methode Electronics Inc.	253,255	10,472
	CSG Systems International
	Inc.	215,565	10,433
*	Benchmark Electronics Inc.	335,244	10,225
	Progress Software Corp.	319,454	10,200
*	OSI Systems Inc.	130,118	9,905
*	Insight Enterprises Inc.	243,574	9,850
	Ebix Inc.	168,487	9,612
	NIC Inc.	395,622	9,455
*	Rogers Corp.	122,571	9,415
*	8x8 Inc.	629,316	8,999
	Brooks Automation Inc.	482,481	8,236
*	SPS Commerce Inc.	116,291	8,128
*	Veeco Instruments Inc.	277,739	8,096
*	Sykes Enterprises Inc.	275,610	7,954
*	TTM Technologies Inc.	580,708	7,915

*	Kulicke & Soffa Industries
	Inc.	484,133	7,722
*	Super Micro Computer Inc.	269,750	7,567
	Badger Meter Inc.	199,457	7,370
	ADTRAN Inc.	326,949	7,307
	ManTech International Corp.
	Class A	171,955	7,265
*	ScanSource Inc.	179,694	7,251
*	Diodes Inc.	282,101	7,242
*	Ixia	442,570	7,125
	MTS Systems Corp.	119,016	6,748
*	Shutterstock Inc.	136,967	6,509
*	Bottomline Technologies
	de Inc.	252,312	6,313
*	Qualys Inc.	198,728	6,290
	CTS Corp.	248,953	5,577
*	ePlus Inc.	47,637	5,488
*	Rudolph Technologies Inc.	232,559	5,430
*	CEVA Inc.	155,679	5,223
*	Virtusa Corp.	202,933	5,098
*	Ultratech Inc.	203,190	4,873
*	FARO Technologies Inc.	131,251	4,725
*	Nanometrics Inc.	180,568	4,525
*	Perficient Inc.	249,663	4,367
*	CalAmp Corp.	286,244	4,151
*	Blucora Inc.	281,245	4,148
*	Exar Corp.	368,707	3,975
	Cohu Inc.	265,323	3,688
	Monotype Imaging Holdings
	Inc.	175,330	3,480
*	XO Group Inc.	178,247	3,467
	Forrester Research Inc.	80,637	3,463
*	VASCO Data Security
	International Inc.	252,646	3,449
	TeleTech Holdings Inc.	110,849	3,381
	Daktronics Inc.	295,541	3,162
*	LivePerson Inc.	387,473	2,925
*	Harmonic Inc.	583,877	2,919
*	DSP Group Inc.	222,772	2,907
*	Digi International Inc.	206,737	2,843
	Comtech
	Telecommunications Corp.	223,230	2,645
*	DHI Group Inc.	405,556	2,535
	Park Electrochemical Corp.	135,016	2,518
*	Liquidity Services Inc.	230,737	2,250
	Black Box Corp.	141,861	2,163
	Bel Fuse Inc. Class B	69,931	2,161
*	Agilysys Inc.	199,650	2,068
*	Tangoe Inc.	246,726	1,944
*	Electro Scientific Industries
	Inc.	281,493	1,666
*	Kopin Corp.	531,825	1,510
*	QuinStreet Inc.	295,925	1,113
*	Cray Inc.	33,360	691
			766,848

Tax-Managed Small-Cap Fund

			Market
			Value•
		Shares	($000)
Materials (6.3%)
	Chemours Co.	1,260,057	27,835
*	AK Steel Holding Corp.	2,136,905	21,818
	Balchem Corp.	213,052	17,879
*	Ingevity Corp.	291,844	16,011
	HB Fuller Co.	331,244	16,002
	KapStone Paper and
	Packaging Corp.	612,115	13,497
*	Stillwater Mining Co.	828,297	13,344
*	Headwaters Inc.	496,030	11,667
	Innospec Inc.	160,841	11,018
	Quaker Chemical Corp.	83,543	10,689
	Stepan Co.	125,951	10,263
	Schweitzer-Mauduit
	International Inc.	217,677	9,911
	Neenah Paper Inc.	112,232	9,562
	Kaiser Aluminum Corp.	118,795	9,229
*	Clearwater Paper Corp.	119,485	7,832
	PH Glatfelter Co.	311,391	7,439
	Innophos Holdings Inc.	131,382	6,866
	A Schulman Inc.	201,354	6,735
*	Kraton Corp.	220,445	6,278
*	Boise Cascade Co.	277,919	6,253
	Deltic Timber Corp.	80,129	6,176
*	US Concrete Inc.	94,243	6,173
	Calgon Carbon Corp.	360,602	6,130
*	Koppers Holdings Inc.	144,741	5,833
*	SunCoke Energy Inc.	460,017	5,217
	Materion Corp.	129,701	5,136
	Rayonier Advanced
	Materials Inc.	300,674	4,648
*	AdvanSix Inc.	208,078	4,607
	Hawkins Inc.	80,331	4,334
	Tredegar Corp.	178,931	4,294
*	TimkenSteel Corp.	265,094	4,104
*	Century Aluminum Co.	470,516	4,028
	Haynes International Inc.	93,238	4,008
	American Vanguard Corp.	181,517	3,476
*	Flotek Industries Inc.	290,669	2,729
	Myers Industries Inc.	184,405	2,637
	FutureFuel Corp.	174,119	2,420
	Olympic Steel Inc.	67,523	1,636
*	LSB Industries Inc.	171,880	1,447
			319,161
Other (2.8%)
2	Vanguard REIT ETF	1,700,000	140,301
*	Gerber Scientific Inc. CVR	110,699	—
			140,301
Real Estate (3.6%)
	GEO Group Inc.	473,552	17,015
	DiamondRock Hospitality
	Co.	949,158	10,944
	Lexington Realty Trust	989,463	10,686
	CoreSite Realty Corp.	119,734	9,503

	Sabra Health Care REIT Inc.	382,265	9,335
	Kite Realty Group Trust	382,093	8,972
	Acadia Realty Trust	260,654	8,518
	HFF Inc. Class A	254,117	7,687
	EastGroup Properties Inc.	102,659	7,580
	Chesapeake Lodging Trust	284,163	7,348
	Retail Opportunity
	Investments Corp.	332,064	7,016
	PS Business Parks Inc.	57,910	6,748
	Summit Hotel Properties
	Inc.	405,369	6,498
	RE/MAX Holdings Inc.
	Class A	111,621	6,251
	Franklin Street Properties
	Corp.	478,360	6,200
	Government Properties
	Income Trust	314,474	5,995
*	Parkway Inc.	249,291	5,547
	LTC Properties Inc.	112,403	5,281
	American Assets Trust Inc.	118,095	5,088
	Agree Realty Corp.	95,563	4,401
	Four Corners Property
	Trust Inc.	207,607	4,260
	Pennsylvania REIT	203,383	3,856
	CareTrust REIT Inc.	218,427	3,346
	Universal Health Realty
	Income Trust	43,915	2,880
	Saul Centers Inc.	42,134	2,807
*	Forestar Group Inc.	191,590	2,548
	Urstadt Biddle Properties
	Inc. Class A	98,615	2,378
	Cedar Realty Trust Inc.	328,620	2,146
	Getty Realty Corp.	83,857	2,137
			182,971
Telecommunication Services (1.1%)
	Cogent Communications
	Holdings Inc.	279,126	11,542
	Consolidated
	Communications Holdings
	Inc.	366,382	9,837
	Cincinnati Bell Inc.	308,598	6,897
*	Iridium Communications
	Inc.	624,577	5,996
	ATN International Inc.	71,880	5,760
	Inteliquent Inc.	227,294	5,210
*	General Communication Inc.
	Class A	197,962	3,850
	Spok Holdings Inc.	148,538	3,082
*	Lumos Networks Corp.	176,975	2,764
			54,938
Utilities (2.4%)
	ALLETE Inc.	318,848	20,467
	Spire Inc.	312,808	20,192
	South Jersey Industries Inc.	511,903	17,246

Tax-Managed Small-Cap Fund

			Market
			Value•
		Shares	($000)
	Avista Corp.	400,853	16,030
	El Paso Electric Co.	274,186	12,750
	American States Water Co.	258,474	11,776
	California Water Service
	Group	332,780	11,281
	Northwest Natural Gas Co.	177,580	10,619
			120,361
Total Common Stocks
(Cost $3,238,621)			5,031,748
Temporary Cash Investments (0.4%)[1]
Money Market Fund (0.4%)
3	Vanguard Market Liquidity
	Fund, 0.823%	198,492	19,851

		Face
		Amount
		($000)
U.S. Government and Agency Obligations (0.0%)
[4,5]	Federal Home Loan
	Bank Discount Notes,
	0.481%, 2/17/17	100	100
5	United States Treasury Bill,
	0.462%, 2/9/17	500	500
5	United States Treasury Bill,
	0.564%, 5/4/17	200	199
5	United States Treasury Bill,
	0.607%, 5/25/17	100	100
			899
Total Temporary Cash Investments
(Cost $20,750)			20,750
Total Investments (100.0%)
(Cost $3,259,371)			5,052,498

Other Assets and Liabilities (0.0%)
Other Assets
Investment in Vanguard	362
Receivables for Investment Securities Sold 19
Receivables for Accrued Income	5,799
Receivables for Capital Shares Issued	12,101
Other Assets [5]	178
Total Other Assets	18,459
Liabilities
Payables for Investment Securities
Purchased	(13,158)
Payables for Capital Shares Redeemed	(4,418)
Payables to Vanguard	(2,567)
Other Liabilities	(91)
Total Liabilities	(20,234)
Net Assets (100%)	5,050,723

Tax-Managed Small-Cap Fund

At December 31, 2016, net assets consisted of:
Amount
($000)
Paid-in Capital	3,406,604
Overdistributed Net Investment Income	(2,303)
Accumulated Net Realized Losses	(146,496)
Unrealized Appreciation (Depreciation)
Investment Securities	1,793,127
Futures Contracts	(209)
Net Assets	5,050,723

Admiral Shares—Net Assets
Applicable to 84,687,515 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	4,671,463
Net Asset Value Per Share—
Admiral Shares	$55.16

Institutional Shares—Net Assets
Applicable to 6,859,886 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	379,260
Net Asset Value Per Share—
Institutional Shares	$55.29

• See Note A in Notes to Financial Statements.
* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 99.9% and 0.1%, respectively, of net assets.
2 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
5 Securities with a value of $899,000 and cash of $34,000 have been segregated as initial margin for open futures contracts.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.
See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Small-Cap Fund

Statement of Operations

Year Ended
December 31, 2016
($000)
Investment Income
Income
Dividends[1]	52,260
Interest[1]	126
Total Income	52,386
Expenses
The Vanguard Group—Note B
Investment Advisory Services	595
Management and Administrative—Admiral Shares	2,458
Management and Administrative—Institutional Shares	128
Marketing and Distribution—Admiral Shares	256
Marketing and Distribution—Institutional Shares	6
Custodian Fees	40
Auditing Fees	35
Shareholders’ Reports—Admiral Shares	46
Shareholders’ Reports—Institutional Shares	3
Trustees’ Fees and Expenses	3
Total Expenses	3,570
Net Investment Income	48,816
Realized Net Gain (Loss)
Investment Securities Sold[1]	176,694
Futures Contracts	2,517
Realized Net Gain (Loss)	179,211
Change in Unrealized Appreciation (Depreciation)
Investment Securities	768,732
Futures Contracts	(151)
Change in Unrealized Appreciation (Depreciation)	768,581
Net Increase (Decrease) in Net Assets Resulting from Operations	996,608

1 Dividend income, interest income, and realized net gain (loss) from affiliated companies of the fund were $0, $117,000, and $12,270,000, respectively.

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Small-Cap Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2016	2015
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	48,816	45,254
Realized Net Gain (Loss)	179,211	236,256
Change in Unrealized Appreciation (Depreciation)	768,581	(352,385)
Net Increase (Decrease) in Net Assets Resulting from Operations	996,608	(70,875)
Distributions
Net Investment Income
Admiral Shares	(45,029)	(42,190)
Institutional Shares	(3,852)	(3,501)
Realized Capital Gain
Admiral Shares	—	—
Institutional Shares	—	—
Total Distributions	(48,881)	(45,691)
Capital Share Transactions
Admiral Shares	379,355	144,254
Institutional Shares	28,870	48,450
Net Increase (Decrease) from Capital Share Transactions	408,225	192,704
Total Increase (Decrease)	1,355,952	76,138
Net Assets
Beginning of Period	3,694,771	3,618,633
End of Period[1]	5,050,723	3,694,771

1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($2,303,000) and ($2,238,000).

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Small-Cap Fund

Financial Highlights

Admiral Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$44.37	$45.78	$43.53	$31.16	$27.26
Investment Operations
Net Investment Income	. 558	. 556	. 463	. 383	. 479
Net Realized and Unrealized Gain (Loss)
on Investments	10.788	(1.406)	2.242	12.389	3.885
Total from Investment Operations	11.346	(.850)	2.705	12.772	4.364
Distributions
Dividends from Net Investment Income	(. 556)	(. 560)	(. 455)	(. 402)	(. 464)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(. 556)	(. 560)	(. 455)	(. 402)	(. 464)
Net Asset Value, End of Period	$55.16	$44.37	$45.78	$43.53	$31.16

Total Return[1]	25.73%	-1.85%	6.23%	41.00%	16.03%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,671	$3,419	$3,382	$3,143	$2,132
Ratio of Total Expenses to Average Net Assets	0.09%	0.11%	0.12%	0.12%	0.12%
Ratio of Net Investment Income to
Average Net Assets	1.19%	1.21%	1.06%	1.05%	1.59%
Portfolio Turnover Rate[2]	45%	33%	40%	31%	42%

1 Total returns do not include account services fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Small-Cap Fund

Financial Highlights

Institutional Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$44.47	$45.88	$43.63	$31.22	$27.33
Investment Operations
Net Investment Income	. 572	. 576	. 481	. 398	. 492
Net Realized and Unrealized Gain (Loss)
on Investments	10.818	(1.406)	2.242	12.428	3.888
Total from Investment Operations	11.390	(.830)	2.723	12.826	4.380
Distributions
Dividends from Net Investment Income	(. 570)	(. 580)	(. 473)	(. 416)	(. 490)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(. 570)	(. 580)	(. 473)	(. 416)	(. 490)
Net Asset Value, End of Period	$55.29	$44.47	$45.88	$43.63	$31.22

Total Return	25.78%	-1.80%	6.26%	41.09%	16.05%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$379	$276	$236	$237	$175
Ratio of Total Expenses to Average Net Assets	0.06%	0.07%	0.08%	0.08%	0.08%
Ratio of Net Investment Income to
Average Net Assets	1.22%	1.25%	1.10%	1.09%	1.63%
Portfolio Turnover Rate[1]	45%	33%	40%	31%	42%

1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Small-Cap Fund

Notes to Financial Statements

Vanguard Tax-Managed Small-Cap Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Admiral Shares and Institutional Shares. Admiral Shares and Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the year ended December 31, 2016, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of aggregate settlement values at each quarter-end during the period.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2013–2016), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

Tax-Managed Small-Cap Fund

5. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at December 31, 2016, or at any time during the period then ended.

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2016, the fund had contributed to Vanguard capital in the amount of $362,000, representing 0.01% of the fund’s net assets and 0.14% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

Tax-Managed Small-Cap Fund

The following table summarizes the market value of the fund’s investments as of December 31, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	5,031,748	—	—
Temporary Cash Investments	19,851	899	—
Futures Contracts—Liabilities[1]	(90)	—	—
Total	5,051,509	899	—
1 Represents variation margin on the last day of the reporting period.

D. At December 31, 2016, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini Russell 2000 Index	March 2017	250	16,961	(209)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the year ended December 31, 2016, the fund realized $216,725,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

For tax purposes, at December 31, 2016, the fund had $95,000 of ordinary income available for distribution. At December 31, 2016, the fund had available capital losses totaling $146,705,000 to offset future net capital gains. Of this amount, $6,546,000 is subject to expiration on December 31, 2017. Capital losses of $140,159,000 realized beginning in fiscal 2011 may be carried forward indefinitely under the Regulated Investment Company Modernization Act of 2010, but must be used before any expiring loss carryforwards.

At December 31, 2016, the cost of investment securities for tax purposes was $3,259,371,000.

Net unrealized appreciation of investment securities for tax purposes was $1,793,127,000, consisting of unrealized gains of $1,823,890,000 on securities that had risen in value since their purchase and $30,763,000 in unrealized losses on securities that had fallen in value since their purchase.

Tax-Managed Small-Cap Fund

F. During the year ended December 31, 2016, the fund purchased $2,622,165,000 of investment securities and sold $2,212,989,000 of investment securities, other than temporary cash investments. Purchases and sales include $49,826,000 and $361,921,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

G. Capital share transactions for each class of shares were:
			Year Ended December 31,
		2016		2015
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Admiral Shares
Issued	1,064,794	22,229	909,724	19,669
Issued in Lieu of Cash Distributions	34,478	699	32,367	729
Redeemed	(719,917)	(15,289)	(797,837)	(17,234)
Net Increase (Decrease)—Admiral Shares	379,355	7,639	144,254	3,164
Institutional Shares
Issued	42,859	950	73,480	1,586
Issued in Lieu of Cash Distributions	2,469	50	2,113	48
Redeemed	(16,458)	(345)	(27,143)	(577)
Net Increase (Decrease)—Institutional Shares	28,870	655	48,450	1,057

H. Management has determined that no material events or transactions occurred subsequent to December 31, 2016, that would require recognition or disclosure in these financial statements.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Vanguard Tax-Managed Funds and the Shareholders of Vanguard Tax-Managed Balanced Fund, Vanguard Tax-Managed Capital Appreciation Fund and Vanguard Tax-Managed Small-Cap Fund:

In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard Tax-Managed Balanced Fund, Vanguard Tax-Managed Capital Appreciation Fund and Vanguard Tax-Managed Small-Cap Fund (constituting separate portfolios of Vanguard Tax-Managed Funds, hereafter referred to as the “Funds”) at December 31, 2016, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2016 by correspondence with the custodians and brokers and by agreement to the underlying ownership records of the transfer agent, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 13, 2017

Special 2016 tax information (unaudited) for Vanguard Tax-Managed Funds

This information for the fiscal year ended December 31, 2016, is included pursuant to provisions of the Internal Revenue Code.

The Tax-Managed Balanced Fund designates 57% of its income dividends as exempt-interest dividends.

The funds distributed qualified dividend income to shareholders during the fiscal year as follows:

Fund	($000)
Tax-Managed Balanced Fund	26,636
Tax-Managed Capital Appreciation Fund	128,658
Tax-Managed Small-Cap Fund	45,713

For corporate shareholders, the percentage of investment income (dividend income plus short-term gains, if any) that qualifies for the dividends-received deduction is as follows:

Fund	Percentage
Tax-Managed Balanced Fund	92.2%[1]
Tax-Managed Capital Appreciation Fund	93.9
Tax-Managed Small-Cap Fund	92.5
1 The percentage applies only to the taxable ordinary income that has been reported on Form 1099-DIV.

Your Fund’s After-Tax Returns

This table presents returns for your fund both before and after taxes. The after-tax returns are shown in two ways: (1) assuming that an investor owned the fund during the entire period and paid taxes on the fund’s distributions, and (2) assuming that an investor paid taxes on the fund’s distributions and sold all shares at the end of each period.

Calculations are based on the highest individual federal income tax and capital gains tax rates in effect at the times of the distributions and the hypothetical sales. State and local taxes were not considered. After-tax returns reflect any qualified dividend income. (In the example, returns after the sale of fund shares may be higher than those assuming no sale. This occurs when the sale would have produced a capital loss. The calculation assumes that the investor received a tax deduction for the loss.)

The table shows returns for one share class only; returns for other share classes will differ. Please note that your actual after-tax returns will depend on your tax situation and may differ from those shown. Also note that if you own the fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information does not apply to you. Such accounts are not subject to current taxes.

Finally, keep in mind that a fund’s performance—whether before or after taxes—does not guarantee future results.

Average Annual Total Returns: Tax-Managed Funds
Periods Ended December 31, 2016

	One	Five	Ten
	Year	Years	Years
Tax-Managed Balanced Fund
Returns Before Taxes	5.94%	8.58%	5.94%
Returns After Taxes on Distributions	5.40	8.32	5.75
Returns After Taxes on Distributions and Sale of Fund Shares	3.79	7.02	5.05

	One	Five	Ten
	Year	Years	Years
Tax-Managed Capital Appreciation Fund Admiral Shares
Returns Before Taxes	12.01%	14.79%	7.20%
Returns After Taxes on Distributions	11.52	14.36	6.86
Returns After Taxes on Distributions and Sale of Fund Shares	7.16	11.89	5.80

	One	Five	Ten
	Year	Years	Years
Tax-Managed Small-Cap Fund Admiral Shares
Returns Before Taxes	25.73%	16.48%	9.10%
Returns After Taxes on Distributions	25.37	16.18	8.87
Returns After Taxes on Distributions and Sale of Fund Shares	14.77	13.30	7.43

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended December 31, 2016
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	6/30/2016	12/31/2016	Period
Based on Actual Fund Return
Tax-Managed Balanced Fund	$1,000.00	$1,020.13	$0.41
Tax-Managed Capital Appreciation Fund
Admiral Shares	$1,000.00	$1,083.63	$0.37
Institutional Shares	1,000.00	1,083.92	0.26
Tax-Managed Small-Cap Fund
Admiral Shares	$1,000.00	$1,188.23	$0.39
Institutional Shares	1,000.00	1,188.35	0.28
Based on Hypothetical 5% Yearly Return
Tax-Managed Balanced Fund	$1,000.00	$1,024.73	$0.41
Tax-Managed Capital Appreciation Fund
Admiral Shares	$1,000.00	$1,024.78	$0.36
Institutional Shares	1,000.00	1,024.89	0.25
Tax-Managed Small-Cap Fund
Admiral Shares	$1,000.00	$1,024.78	$0.36
Institutional Shares	1,000.00	1,024.89	0.25

The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the Tax-Managed Balanced Fund, 0.08%; for the Tax-Managed Capital Appreciation Fund, 0.07% for Admiral Shares and 0.05% for Institutional Shares; and for the Tax-Managed Small-Cap Fund, 0.07% for Admiral Shares and 0.05% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (184/366).

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Average Coupon. The average interest rate paid on the fixed income securities held by a fund. It is expressed as a percentage of face value.

Average Duration. An estimate of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. To see how the value could change, multiply the average duration by the change in rates. If interest rates rise by 1 percentage point, the value of the bonds in a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the value would rise by 5%.

Average Stated Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid using the maturity date of the security. The figure reflects the proportion of fund assets represented by each security; it also reflects any futures contracts held. In general, the longer the average stated maturity, the more a fund’s share price will fluctuate in response to changes in market interest rates.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Credit Quality. Credit-quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Credit-quality ratings are obtained from Moody’s and S&P, and the higher rating for each issue is used. ”Not Rated” is used to classify securities for which a rating is not available.

Dividend Yield. The current, annualized rate of dividends paid on a share of stock, divided by its current share price. For a fund, the weighted average yield for stocks it holds. The index yield is based on the current annualized rate of dividends paid on stocks in the index.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Foreign Holdings. The percentage of a fund represented by securities or depositary receipts of companies based outside the United States.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Largest Area Concentrations. An indicator of diversification. The less concentrated a fund’s holdings of bonds, the less the fund will be hurt by any financial problems in a single state or region.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

Yield to Maturity. The rate of return an investor would receive if the fixed income securities held by a fund were held to their maturity dates.

Benchmark Information

Tax-Managed Balanced Composite Index: Weighted 50% Russell 1000 Index and 50% Bloomberg Barclays 7 Year Municipal Bond Index through January 31, 2002, and 50% Russell 1000 Index and 50% Bloomberg Barclays 1–15 Year Municipal Bond Index thereafter.

Vanguard Tax-Managed Balanced Fund is not sponsored, endorsed, issued, sold or promoted by Barclays Risk Analytics and Index Solutions Limited or any of its affiliates (“Barclays”). Barclays makes no representation or warranty, express or implied, to the owners or purchasers of Vanguard Tax-Managed Balanced Fund or any member of the public regarding the advisability of investing in securities generally or in Vanguard Tax-Managed Balanced Fund particularly or the ability of the Barclays Index to track general bond market performance. Barclays has not passed on the legality or suitability of Vanguard Tax-Managed Balanced Fund with respect to any person or entity. Barclays’ only relationship to Vanguard and Vanguard Tax-Managed Balanced Fund is the licensing of the Barclays Index which is determined, composed and calculated by Barclays without regard to Vanguard or Vanguard Tax-Managed Balanced Fund or any owners or purchasers of Vanguard Tax-Managed Balanced Fund. Barclays has no obligation to take the needs of Vanguard, Vanguard Tax-Managed Balanced Fund or the owners of Vanguard Tax-Managed Balanced Fund into consideration in determining, composing or calculating the Barclays Index. Barclays is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of Vanguard Tax-Managed Balanced Fund to be issued. Barclays has no obligation or liability in connection with the administration, marketing or trading of Vanguard Tax-Managed Balanced Fund.

BARCLAYS SHALL HAVE NO LIABILITY TO THIRD PARTIES FOR THE QUALITY, ACCURACY AND/OR COMPLETENESS OF THE INDEX OR ANY DATA INCLUDED THEREIN OR FOR INTERRUPTIONS IN THE DELIVERY OF THE INDEX. BARCLAYS MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY OWNERS OF VANGUARD TAX-MANAGED BALANCED FUND OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEX OR ANY DATA INCLUDED THEREIN IN CONNECTION WITH THE RIGHTS LICENSED HEREUNDER OR FOR ANY OTHER USE. BARCLAYS RESERVES THE RIGHT TO CHANGE THE METHODS OF CALCULATION OR PUBLICATION, OR TO CEASE THE CALCULATION OR PUBLICATION OF THE BLOOMBERG BARCLAYS 1–15 YEAR MUNICIPAL BOND INDEX, AND BARCLAYS SHALL NOT BE LIABLE FOR ANY MISCALCULATION OF OR ANY INCORRECT, DELAYED OR INTERRUPTED PUBLICATION WITH RESPECT TO ANY OF THE BLOOMBERG BARCLAYS 1–15 YEAR MUNICIPAL BOND INDEX. BARCLAYS MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE INDEX OR ANY DATA INCLUDED THEREIN. BARCLAYS SHALL NOT BE LIABLE FOR ANY DAMAGES, INCLUDING, WITHOUT LIMITATION, ANY INDIRECT OR CONSEQUENTIAL DAMAGES RESULTING FROM THE USE OF THE INDEX OR ANY DATA INCLUDED THEREIN.

© 2017 Barclays. Used with Permission.

Source: Barclays Global Family of Indices. Copyright 2017, Barclays. All rights reserved.

This page intentionally left blank.

This page intentionally left blank.

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 198 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustee1

F. William McNabb III

Born 1957. Trustee Since July 2009. Chairman of the Board. Principal Occupation(s) During the Past Five Years and Other Experience: Chairman of the Board of The Vanguard Group, Inc., and of each of the investment companies served by The Vanguard Group, since January 2010; Director of The Vanguard Group since 2008; Chief Executive Officer and President of The Vanguard Group, and of each of the investment companies served by The Vanguard Group, since 2008; Director of Vanguard Marketing Corporation; Managing Director of The Vanguard Group (1995–2008).

Independent Trustees

Emerson U. Fullwood

Born 1948. Trustee Since January 2008. Principal Occupation(s) During the Past Five Years and Other Experience: Executive Chief Staff and Marketing Officer for North America and Corporate Vice President (retired 2008) of Xerox Corporation (document management products and services); Executive in Residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology; Lead Director of SPX FLOW, Inc. (multi-industry manufacturing); Director of the United Way of Rochester, the University of Rochester Medical Center, Monroe Community College Foundation, North Carolina A&T University, and Roberts Wesleyan College.

Rajiv L. Gupta

Born 1945. Trustee Since December 2001.2 Principal Occupation(s) During the Past Five Years and Other Experience: Chairman and Chief Executive Officer (retired 2009) and President (2006–2008) of Rohm and Haas Co. (chemicals); Director of Tyco International plc (diversified manufacturing and services), HP Inc. (printer and personal computer manufacturing), and Delphi Automotive plc (automotive components); Senior Advisor at New Mountain Capital.

Amy Gutmann

Born 1949. Trustee Since June 2006. Principal Occupation(s) During the Past Five Years and Other Experience: President of the University of Pennsylvania; Christopher H. Browne Distinguished Professor of Political Science, School of Arts and Sciences, and Professor of Communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania; Trustee of the National Constitution Center; Chair of the Presidential Commission for the Study of Bioethical Issues.

JoAnn Heffernan Heisen

Born 1950. Trustee Since July 1998. Principal Occupation(s) During the Past Five Years and Other Experience: Corporate Vice President and Chief Global Diversity Officer (retired 2008) and Member of the Executive Committee (1997–2008) of Johnson & Johnson (pharmaceuticals/medical devices/consumer products); Director of Skytop Lodge Corporation (hotels) and the Robert Wood Johnson Foundation; Member of the Advisory Board of the Institute for Women’s Leadership at Rutgers University.

F. Joseph Loughrey

Born 1949. Trustee Since October 2009. Principal Occupation(s) During the Past Five Years and Other Experience: President and Chief Operating Officer (retired 2009) of Cummins Inc. (industrial machinery); Chairman of the Board of Hillenbrand, Inc. (specialized consumer services), and of Oxfam America; Director of SKF AB (industrial machinery), Hyster-Yale Materials Handling, Inc. (forklift trucks), the Lumina Foundation for Education, and the V Foundation for Cancer Research; Member of the Advisory Council for the College of Arts and Letters and of the Advisory Board to the Kellogg Institute for International Studies, both at the University of Notre Dame.

Mark Loughridge

Born 1953. Trustee Since March 2012. Principal Occupation(s) During the Past Five Years and Other Experience: Senior Vice President and Chief Financial Officer (retired 2013) at IBM (information technology services); Fiduciary Member of IBM’s Retirement Plan Committee (2004–2013); Director of the Dow Chemical Company; Member of the Council on Chicago Booth.

Scott C. Malpass

Born 1962. Trustee Since March 2012. Principal Occupation(s) During the Past Five Years and Other Experience: Chief Investment Officer and Vice President at the University of Notre Dame; Assistant Professor of Finance at the Mendoza College of Business at Notre Dame; Member of the Notre Dame 403(b) Investment Committee, the Board of Advisors for Spruceview Capital Partners, and the Investment Advisory Committee of Major League Baseball; Board Member of TIFF Advisory Services, Inc., and Catholic Investment Services, Inc. (investment advisors).

André F. Perold

Born 1952. Trustee Since December 2004. Principal Occupation(s) During the Past Five Years and Other Experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011); Chief Investment Officer and Managing Partner of HighVista Strategies LLC (private investment firm); Director of Rand Merchant Bank; Overseer of the Museum of Fine Arts Boston.

Peter F. Volanakis

Born 1955. Trustee Since July 2009. Principal Occupation(s) During the Past Five Years and Other Experience: President and Chief Operating Officer (retired 2010) of Corning Incorporated (communications equipment); Chairman of the Board of Trustees of Colby-Sawyer College; Member of the Advisory Board of the Norris Cotton Cancer Center.

Executive Officers

Glenn Booraem
Born 1967. Treasurer Since May 2015. Principal Occupation(s) During the Past Five Years and Other Experience: Principal of The Vanguard Group, Inc.; Treasurer of each of the investment companies served by The Vanguard Group; Controller of each of the investment companies served by The Vanguard Group (2010–2015); Assistant Controller of each of the investment companies served by The Vanguard Group (2001–2010).

Thomas J. Higgins
Born 1957. Chief Financial Officer Since September 2008. Principal Occupation(s) During the Past Five Years and Other Experience: Principal of The Vanguard Group, Inc.; Chief Financial Officer of each of the investment companies served by The Vanguard Group; Treasurer of each of the investment companies served by The Vanguard Group (1998–2008).

Peter Mahoney
Born 1974. Controller Since May 2015. Principal Occupation(s) During the Past Five Years and Other Experience: Head of Global Fund Accounting at The Vanguard Group, Inc.; Controller of each of the investment companies served by The Vanguard Group; Head of International Fund Services at The Vanguard Group (2008–2014).

Anne E. Robinson
Born 1970. Secretary Since September 2016. Principal Occupation(s) During the Past Five Years and Other Experience: Managing Director of The Vanguard Group, Inc.; General Counsel of The Vanguard Group; Secretary of The Vanguard Group and of each of the investment companies served by The Vanguard Group; Director and Senior Vice President of Vanguard Marketing Corporation; Managing Director and General Counsel of Global Cards and Consumer Services at Citigroup (2014–2016); Counsel at American Express (2003–2014).

Vanguard Senior ManagementTeam
Mortimer J. Buckley	Thomas M. Rampulla
Martha G. King	Glenn W. Reed
John T. Marcante	Karin A. Risi
Chris D. McIsaac	Michael Rollings
James M. Norris

Chairman Emeritus and Senior Advisor
John J. Brennan
Chairman, 1996–2009
Chief Executive Officer and President, 1996–2008

Founder
John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600
Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People
Who Are Deaf or Hard of Hearing> 800-749-7273

This material may be used in conjunction
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper, a
Thomson Reuters Company, or Morningstar, Inc., unless
otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via email addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2017 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q1030 022017

Annual Report | December 31, 2016
Vanguard Developed Markets Index Fund

A new format, unwavering commitment

As you begin reading this report, you’ll notice that we’ve made some improvements to the opening sections—based on feedback from you, our clients.

Page 1 starts with a new ”Your Fund’s Performance at a Glance,” a concise, handy summary of how your fund performed during the period.

In the renamed ”Chairman’s Perspective,” Bill McNabb will focus on enduring principles and investment insights.

We’ve modified some tables, and eliminated some redundancy, but we haven’t removed any information.

At Vanguard, we’re always looking for better ways to communicate and to help you make sound investment decisions. Thank you for entrusting your assets to us.

Contents
Your Fund’s Performance at a Glance.	1
Chairman’s Perspective.	3
Fund Profile.	7
Performance Summary.	9
Financial Statements.	12
Your Fund’s After-Tax Returns.	33
About Your Fund’s Expenses.	34
Glossary.	36

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

See the Glossary for definitions of investment terms used in this report.

About the cover: No matter what language you speak, Vanguard has one consistent message and set of principles. Our primary focus is on you, our clients. We conduct our business with integrity as a faithful steward of your assets. This message is shown translated into seven languages, reflecting our expanding global presence.

Your Fund’s Performance at a Glance

• Vanguard Developed Markets Index Fund returned about 2% for the 12 months ended December 31, 2016. It closely tracked its target index and exceeded the average return of its international fund peers.

• The fund offers investors exposure to companies of all sizes in the developed markets outside the United States.

• Stocks from North America, where Canada is the lone representative, did much better than stocks from Europe and the Asia-Pacific region. From a country standpoint, Canada was the top contributor to the fund’s return, followed by Australia. Switzerland and Italy were two of the fund’s worst performers.

• The fund recorded positive returns in five of the ten market sectors and negative returns in four. Financial stocks were virtually flat.

• For the ten years ended December 31, 2016, the fund posted an average annual return of about 1%, in line with its benchmark and a fraction ahead of its peers.

Total Returns: Fiscal Year Ended December 31, 2016
Total
Returns
Vanguard Developed Markets Index Fund
Investor Shares	2.36%
FTSE Developed Markets ETF Shares
Market Price	2.67
Net Asset Value	2.51
Admiral™ Shares	2.45
Institutional Shares	2.46
Institutional Plus Shares	2.50
Spliced Developed ex US Index	2.29
International Funds Average	0.57

For a benchmark description, see the Glossary.

International Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements. Institutional Shares and Institutional Plus Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria. The Vanguard ETF® Shares shown are traded on the NYSE Arca exchange and are available only through brokers. The table provides ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. Nos. 6,879,964; 7,337,138; 7,720,749; 7,925,573; 8,090,646; and 8,417,623.

For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

1

Total Returns: Ten Years Ended December 31, 2016
Average
Annual Return
Developed Markets Index Fund Admiral Shares	1.03%
Spliced Developed ex US Index	0.93
International Funds Average	0.54

For a benchmark description, see the Glossary.

International Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

The figures shown represent past performance, which is not a guarantee of future results. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost.

Expense Ratios
Your Fund Compared With Its Peer Group

		FTSE Developed Markets
	Investor	ETF	Admiral	Institutional	Institutional	Peer Group
	Shares	Shares	Shares	Shares	Plus Shares	Average
Developed Markets Index Fund	0.20%	0.09%	0.09%	0.07%	0.06%	1.37%

The fund expense ratios shown are from the prospectus dated August 10, 2016, and represent estimated costs for the current fiscal year. For the fiscal year ended December 31, 2016, the fund’s expense ratios were 0.17% for Investor Shares, 0.07% for FTSE Developed Markets ETF Shares, 0.07% for Admiral Shares, 0.06% for Institutional Shares, and 0.05% for Institutional Plus Shares. The peer-group expense ratio is derived from data provided by Lipper, a Thomson Reuters Company, and captures information through year-end 2015.

Peer group: International Funds.

2

Chairman’s Perspective

Bill McNabb
Chairman and Chief Executive Officer

Dear Shareholder,

If you’re like most investors, a big question on your mind is: What’s in store for the markets and the economy in 2017?

At Vanguard, we’re just as curious about the immediate future. But our curiosity is tempered by our belief that forecasts should give a range of possible outcomes, not pinpoint predictions. After all, there are bound to be occurrences the experts won’t see coming.

What really matters for investors

In 2016, we saw two cases in point: The United Kingdom’s June vote to exit the European Union and the November election of Donald Trump as U.S. president. Both unexpected outcomes triggered swift market reactions. But despite some short-term volatility, the markets’ 12-month performance as of December 31, 2016, proved to be less dramatic. U.S. stocks posted healthy returns, and U.S. bonds provided returns close to their long-term averages. International stocks and bonds also advanced, although returns for U.S. investors were reduced by the strength of the U.S. dollar.

The surprises of 2016 remind us to be skeptical of overly precise short-term predictions about 2017. At the cusp of a new year, market prognosticators forecast where the Standard & Poor’s 500 Index or the yield on the 10-year Treasury note will end up in 12 months. Such predictions can be attention-getting. They can also be dead wrong.

3

Investors are better off taking note of long-term trends that stand to influence our economies and markets. We’re watching these trends closely, and we discuss our latest assessment in our 2017 economic and market outlook, which you can read at vanguard.com/research.

Our global economic outlook: Expect stabilization, not stagnation

One phenomenon in particular that we’re watching is the low-growth, low-interest-rate environment that has marked the global economy since the 2008–09 financial crisis. We don’t think this economic backdrop is simply the result of cyclically weak demand or long-term stagnation. Instead, certain structural forces are contributing: Falling technology costs are restraining the amounts businesses are spending on capital investment, an aging population is weighing on growth in the developed world, and the free movement of capital and products across the globe has restrained prices and wages.

In the near term, these forces will continue to dampen growth, inflation, and interest rates. They also make it unlikely that further monetary stimulus from central banks will do much to spur growth.

I realize this all may sound gloomy, but that’s not how we see it. We expect global growth to stabilize at more modest levels, not stagnate. The world isn’t headed for Japanese-style deflation, in which a widespread sustained drop in prices puts economic activity into hibernation.

Market Barometer
		Average Annual Total Returns
		Periods Ended December 31, 2016
	One	Three	Five
	Year	Years	Years
Stocks
Russell 1000 Index (Large-caps)	12.05%	8.59%	14.69%
Russell 2000 Index (Small-caps)	21.31	6.74	14.46
Russell 3000 Index (Broad U.S. market)	12.74	8.43	14.67
FTSE All-World ex US Index (International)	4.80	-1.16	5.52
Bonds
Bloomberg Barclays U.S. Aggregate Bond Index
(Broad taxable market)	2.65%	3.03%	2.23%
Bloomberg Barclays Municipal Bond Index
(Broad tax-exempt market)	0.25	4.14	3.28
Citigroup Three-Month U.S. Treasury Bill Index	0.27	0.09	0.08
CPI
Consumer Price Index	2.07%	1.18%	1.36%

4

In fact, we believe that global growth could pick up modestly over time. Our expectation is based on a potential rebound in productivity as new digital technologies are used more effectively. We also anticipate a slight recovery in the labor force as the baby boom generation finishes its transition to retirement, nudging up demand for workers.

Put expansion in perspective

Looking to the United States, the world’s largest economy remains firmly on a long-term-growth path of about 2% per year. That’s lower than the historical average of 3.25% since 1950. We see such growth at this level as fundamentally sound, rather than abnormally low. Our evaluation takes into account lower U.S. population growth and the reality that the economic expansion from the 1980s until the financial crisis was fueled by debt, distorting the numbers.

Turning to prices, we think that core U.S. inflation should modestly exceed 2% in 2017. That, in turn, will support further interest rate hikes by the Federal Reserve, similar to the one at the end of 2016.

We expect the Fed to raise rates in 2017 before taking an extended pause, and we see the federal funds rate staying below 2% through at least 2018.

Prepare for muted returns

And what about prospects for the markets? Vanguard’s outlook for global stocks and bonds remains the most guarded in ten years, given fairly high stock valuations

Expect more modest returns, rely on time-tested principles

In Vanguard’s economic and market outlook for 2017, Global Chief Economist Joseph Davis and his team offer a projection of more modest returns from the global stock and bond markets. They caution that, over the next decade, returns for a balanced portfolio are likely to be moderately below long-run historical averages.

The team’s simulations indicate that for the decade ending in 2026, the average annualized return of a 60% stock/40% bond portfolio is likely to be centered in the 3%–5% range after inflation. That’s below the actual average after-inflation return of 6% for the same portfolio for the nine decades since 1926.

Ultimately, our global market outlook points toward a somewhat more challenging environment, yet one in which, over time, investors with an appropriate level of discipline, diversification, and patience are likely to be rewarded with reasonable inflation-adjusted returns.

For more information about our expectations and the probability of various outcomes, see 2017
Economic and Market Outlook: Stabilization, Not Stagnation, available at vanguard.com/research.

IMPORTANT: The projections and other information generated by the Vanguard Capital Markets Model® (VCMM) regarding the likelihood of various investment outcomes are hypothetical in nature, do not reflect actual investment results, and are not guarantees of future results. Distribution of return outcomes from the VCMM are derived from 10,000 simulations for each modeled asset class. Simulations as of September 30, 2016. Results from the model may vary with each use and over time. For more information, see the note at the end of this letter.

5

and the low-interest-rate environment. We don’t expect global bond yields to increase materially from year-end 2016 levels.

Our outlook for global equities is annualized returns of 5%–8% over the next decade. This outlook isn’t bearish, but is actually fairly positive when you take into account the current low-rate environment. (See the box titled Expect more modest returns, rely on time-tested principles for more.)

Focus on the four keys to investment success

Significant trends often happen gradually. Like shifting tides, they’re sometimes barely noticeable at first but ultimately can change the landscape entirely. Other times, apparent trends can end up receding before they have much of a long-term impact. Given the future’s inherent unpredictability, it’s not reasonable to expect a surefire block-buster revelation from any prognosticator or investment firm.

What to conclude, then? No matter what scenario plays out, we believe investors have the best chance for success if they stay focused on what they can control: their goals, asset allocation, and investment costs, along with the discipline to stick to a plan. As Tim Buckley, our chief investment officer, likes to say, this can be easy to say but harder to do, especially in times of uncertainty. Investors who can stay focused on those four keys will find themselves well-positioned to weather any market.

As always, thank you for investing with Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
January 16, 2017

IMPORTANT: The projections and other information generated by the Vanguard Capital Markets Model regarding the likelihood of various investment outcomes are hypothetical in nature, do not reflect actual investment results, and are not guarantees of future results. VCMM results will vary with each use and over time.

The VCMM projections are based on a statistical analysis of historical data. Future returns may behave differently from the historical patterns captured in the VCMM. More important, the VCMM may be underestimating extreme negative scenarios unobserved in the historical period on which the model estimation is based.

The VCMM is a proprietary financial simulation tool developed and maintained by Vanguard’s Investment Strategy Group. The model forecasts distributions of future returns for a wide array of broad asset classes. Those asset classes include U.S. and international equity markets, several maturities of the U.S. Treasury and corporate fixed income markets, international fixed income markets, U.S. money markets, commodities, and certain alternative investment strategies. The theoretical and empirical foundation for the Vanguard Capital Markets Model is that the returns of various asset classes reflect the compensation investors require for bearing different types of systematic risk (beta). At the core of the model are estimates of the dynamic statistical relationship between risk factors and asset returns, obtained from statistical analysis based on available monthly financial and economic data. Using a system of estimated equations, the model then applies a Monte Carlo simulation method to project the estimated interrelationships among risk factors and asset classes as well as uncertainty and randomness over time. The model generates a large set of simulated outcomes for each asset class over several time horizons. Forecasts are obtained by computing measures of central tendency in these simulations. Results produced by the tool will vary with each use and over time.

6

Developed Markets Index Fund

Fund Profile
As of December 31, 2016

Share-Class Characteristics

	Investor		Admiral	Institutional	Institutional
	Shares	ETF Shares	Shares	Shares	Plus Shares
Ticker Symbol	VDVIX	VEA	VTMGX	VTMNX	VDIPX
Expense Ratio[1]	0.20%	0.09%	0.09%	0.07%	0.06%

Portfolio Characteristics
		FTSE	FTSE
		Developed	Global
		All Cap	All Cap
		ex US	ex US
	Fund	Index	Index
Number of Stocks	3,819	3,753	5,792
Median Market Cap	$25.2B	$25.2B	$22.5B
Price/Earnings Ratio	22.0x	21.8x	21.2x
Price/Book Ratio	1.6x	1.6x	1.6x
Return on Equity	13.5%	13.5%	14.1%
Earnings Growth
Rate	6.4%	6.4%	7.0%
Dividend Yield	2.9%	2.9%	2.9%
Turnover Rate	11%	—	—
Short-Term Reserves	-0.2%	—	—

Sector Diversification (% of equity exposure)
		FTSE	FTSE
		Developed	Global
		All Cap	All Cap
		ex US	ex US
	Fund	Index	Index
Basic Materials	8.0%	8.0%	7.9%
Consumer Goods	17.4	17.4	16.0
Consumer Services	8.5	8.5	8.3
Financials	25.0	25.0	25.9
Health Care	8.8	8.8	7.7
Industrials	15.3	15.3	14.5
Oil & Gas	6.4	6.4	6.9
Technology	3.8	3.8	5.4
Telecommunications	3.6	3.6	4.0
Utilities	3.2	3.2	3.4

Volatility Measures
	Spliced	FTSE Global
	Developed	All Cap ex US
	ex US Index	Index
R-Squared	0.97	0.95
Beta	0.94	0.93

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
Royal Dutch Shell plc	Integrated Oil & Gas	1.4%
Nestle SA	Food Products	1.4
Samsung Electronics Co. Consumer
Ltd.	Electronics	1.1
Novartis AG	Pharmaceuticals	1.1
Roche Holding AG	Pharmaceuticals	1.0
HSBC Holdings plc	Banks	1.0
Toyota Motor Corp.	Automobiles	1.0
BP plc	Integrated Oil & Gas	0.7
Unilever	Personal Products	0.7
TOTAL SA	Integrated Oil & Gas	0.7
Top Ten		10.1%

The holdings listed exclude any temporary cash investments and equity index products.

Allocation by Region (% of portfolio)

1 The expense ratios shown are from the prospectus dated August 10, 2016, and represent estimated costs for the current fiscal year. For the fiscal year ended December 31, 2016, the expense ratios were 0.17% for Investor Shares, 0.07% for FTSE Developed Markets ETF Shares, 0.07% for Admiral Shares, 0.06% for Institutional Shares, and 0.05% for Institutional Plus Shares.

7

Developed Markets Index Fund

Market Diversification (% of equity exposure)
		FTSE	FTSE
		Developed Global
		All Cap	All Cap
		ex US	ex US
	Fund	Index	Index
Europe
United Kingdom	16.2%	16.2%	13.1%
France	7.9	7.7	6.3
Germany	7.7	7.7	6.2
Switzerland	7.2	7.2	5.8
Sweden	2.7	2.7	2.2
Spain	2.6	2.6	2.1
Netherlands	2.5	2.6	2.2
Italy	2.1	2.1	1.7
Denmark	1.4	1.4	1.1
Belgium	1.1	1.1	0.9
Finland	1.0	0.9	0.8
Other	1.4	1.4	1.1
Subtotal	53.8%	53.6%	43.5%
Pacific
Japan	21.7%	21.9%	17.9%
Australia	6.5	6.5	5.2
South Korea	4.1	4.1	3.3
Hong Kong	3.1	3.1	2.5
Singapore	1.2	1.2	0.9
Other	0.3	0.3	0.2
Subtotal	36.9%	37.1%	30.0%
Emerging Markets	0.0%	0.0%	18.9%
North America
Canada	8.8%	8.8%	7.2%
Middle East	0.5%	0.5%	0.4%

8

Developed Markets Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: July 20, 2007, Through December 31, 2016
Initial Investment of $10,000

		Average Annual Total Returns
	Periods Ended December 31, 2016
			Since	Final Value
	One	Five	Inception	of a $10,000
	Year	Years	(7/20/2007)	Investment
FTSE Developed Markets ETF Shares
Net Asset Value	2.51%	6.91%	-0.23%	$9,788
FTSE Developed Markets ETF Shares
Market Price	2.67	6.79	-0.24	9,771
Spliced Developed ex US Index	2.29	6.92	-0.37	9,659
International Funds Average	0.57	5.78	-0.82	9,249
FTSE Global All Cap ex US Index	4.72	5.65	-0.11	9,900

For a benchmark description, see the Glossary.
International Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.
"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standards.

		Since	Final Value
	One	Inception	of a $10,000
	Year	(12/19/2013)	Investment
Developed Markets Index Fund Investor
Shares	2.36%	-0.20%	$9,939
Spliced Developed ex US Index	2.29	0.05	10,014
FTSE Global All Cap ex US Index	4.72	-0.14	9,957
"Since Inception" performance is calculated from the Investor Shares’ inception date for both the fund and its comparative standards.

See Financial Highlights for dividend and capital gains information.

9

Developed Markets Index Fund

		Average Annual Total Returns
	Periods Ended December 31, 2016
				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Developed Markets Index Fund Admiral
Shares	2.45%	6.90%	1.03%	$11,082
Spliced Developed ex US Index	2.29	6.92	0.93	10,971
FTSE Global All Cap ex US Index	4.72	5.65	1.55	11,659

				Final Value
	One	Five	Ten	of a $5,000,000
	Year	Years	Years	Investment
Developed Markets Index Fund Institutional
Shares	2.46%	6.93%	1.08%	$5,564,455
Spliced Developed ex US Index	2.29	6.92	0.93	5,485,522
FTSE Global All Cap ex US Index	4.72	5.65	1.55	5,829,546

		Since	Final Value
	One	Inception	of a $100,000,000
	Year	(4/1/2014)	Investment
Developed Markets Index Fund Institutional
Plus Shares	2.50%	-1.68%	$95,458,352
Spliced Developed ex US Index	2.29	-1.43	93,964,396
FTSE Global All Cap ex US Index	4.72	-1.66	95,506,057
"Since Inception" performance is calculated from the Institutional Plus Shares’ inception date for both the fund and its comparative standards.

Cumulative Returns of ETF Shares: July 20, 2007, Through December 31, 2016
			Since
	One	Five	Inception
	Year	Years	(7/20/2007)
FTSE Developed Markets ETF Shares Market Price	2.67%	38.87%	-2.29%
FTSE Developed Markets ETF Shares Net Asset
Value	2.51	39.69	-2.12
Spliced Developed ex US Index	2.29	39.71	-3.41
"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standards.

10

Developed Markets Index Fund

Fiscal-Year Total Returns (%): July 20, 2007, Through December 31, 2016

11

Developed Markets Index Fund

Financial Statements

Statement of Net Assets—Investments Summary
As of December 31, 2016

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
Common Stocks
Australia
Commonwealth Bank of Australia	7,180,779	425,994	0.6%
Westpac Banking Corp.	13,902,036	326,336	0.5%
Australia & New Zealand Banking Group Ltd.	12,178,086	266,593	0.4%
National Australia Bank Ltd.	11,080,515	244,752	0.4%
BHP Billiton Ltd.	13,442,362	240,818	0.3%
1 Australia—Other †		2,807,000	4.2%
		4,311,493	6.4%

Austria †		182,406	0.3%

Belgium
Anheuser-Busch InBev SA/NV	3,335,369	353,030	0.5%
Belgium—Other †		397,564	0.6%
		750,594	1.1%
Canada
Royal Bank of Canada	6,185,183	418,611	0.6%
Toronto-Dominion Bank	7,707,848	380,154	0.6%
Bank of Nova Scotia	5,049,913	281,184	0.4%
Suncor Energy Inc.	6,960,779	227,593	0.4%
1 Canada—Other †		4,600,080	6.8%
		5,907,622	8.8%
Denmark
Novo Nordisk A/S Class B	7,715,308	276,765	0.4%
1 Denmark—Other †		668,736	1.0%
		945,501	1.4%

Finland †		643,861	1.0%

12

Developed Markets Index Fund

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
France
TOTAL SA	9,081,291	465,800	0.7%
Sanofi	4,663,865	377,146	0.5%
BNP Paribas SA	4,082,344	259,793	0.4%
AXA SA	8,064,487	203,297	0.3%
LVMH Moet Hennessy Louis Vuitton SE	1,047,143	199,661	0.3%
1 France—Other †		3,772,693	5.6%
		5,278,390	7.8%
Germany
Siemens AG	3,176,717	388,958	0.6%
Bayer AG	3,458,276	360,296	0.5%
BASF SE	3,854,879	357,258	0.5%
SAP SE	3,735,402	323,132	0.5%
Daimler AG	4,293,385	318,637	0.5%
Allianz SE	1,902,949	314,060	0.5%
Deutsche Telekom AG	13,461,498	230,962	0.3%
1 Germany—Other †		2,857,625	4.2%
		5,150,928	7.6%
Hong Kong
AIA Group Ltd.	50,312,718	281,844	0.4%
Hang Seng Bank Ltd.	3,218,920	59,694	0.1%
1 Hong Kong—Other †		1,721,527	2.6%
		2,063,065	3.1%

Ireland †		141,038	0.2%

Israel †		340,175	0.5%

[1]Italy †		1,381,176	2.0%

Japan
Toyota Motor Corp.	11,423,270	669,728	1.0%
Mitsubishi UFJ Financial Group Inc.	56,912,717	350,999	0.5%
SoftBank Group Corp.	3,588,052	237,436	0.4%
Honda Motor Co. Ltd.	7,457,293	217,718	0.3%
Sumitomo Mitsui Financial Group Inc.	5,424,694	206,588	0.3%
Chugai Pharmaceutical Co. Ltd.	922,427	26,459	0.1%
Hino Motors Ltd.	1,135,285	11,535	0.0%
Japan—Other †		12,938,029	19.2%
		14,658,492	21.8%

Malta †		—	0.0%

Netherlands
Unilever NV	6,505,721	267,248	0.4%
ING Groep NV	16,182,812	227,835	0.3%
1 Netherlands—Other †		1,184,745	1.8%
		1,679,828	2.5%

New Zealand †		194,673	0.3%

[1]Norway †		453,982	0.7%

13

Developed Markets Index Fund

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
Other †		728	0.0%

Portugal †		106,568	0.2%

[1]Singapore †		776,177	1.1%

South Korea
Samsung Electronics Co. Ltd.	383,841	571,276	0.9%
Samsung Electronics Co. Ltd. Preference Shares	77,753	92,062	0.1%
* Samsung Electronics Co. Ltd. GDR	73,872	54,924	0.1%
Hankook Shell Oil Co. Ltd.	3,414	1,252	0.0%
South Korea—Other †		2,017,101	3.0%
		2,736,615	4.1%
Spain
Banco Santander SA	60,127,348	312,800	0.5%
1 Spain—Other †		1,442,443	2.1%
		1,755,243	2.6%

[1]Sweden †		1,798,631	2.7%

Switzerland
Nestle SA	12,895,686	923,816	1.4%
Novartis AG	9,872,861	717,989	1.1%
Roche Holding AG	2,938,332	669,800	1.0%
UBS Group AG	14,592,570	228,162	0.3%
Roche Holding AG (Bearer)	111,852	26,105	0.0%
1 Switzerland—Other †		2,253,151	3.3%
		4,819,023	7.1%
United Kingdom
HSBC Holdings plc	83,832,013	676,412	1.0%
BP plc	78,530,951	491,876	0.7%
Royal Dutch Shell plc Class A (London Shares)	17,780,765	490,815	0.7%
Royal Dutch Shell plc Class B	16,123,262	463,255	0.7%
British American Tobacco plc	7,796,735	441,886	0.7%
GlaxoSmithKline plc	20,298,237	389,901	0.6%
AstraZeneca plc	5,275,961	288,110	0.4%
Vodafone Group plc	110,952,285	273,042	0.4%
Diageo plc	10,520,668	273,011	0.4%
Reckitt Benckiser Group plc	2,627,459	222,568	0.3%
Prudential plc	10,778,057	215,104	0.3%
Lloyds Banking Group plc	267,537,294	205,437	0.3%
Unilever plc	5,045,530	204,042	0.3%
Royal Dutch Shell plc Class A	2,790	76	0.0%
1 United Kingdom—Other †		6,174,600	9.2%
		10,810,135	16.0%
Total Common Stocks (Cost $65,053,865)		66,886,344	99.3%[2]

14

Developed Markets Index Fund

			Market	Percentage
			Value•	of Net
	Coupon	Shares	($000)	Assets
Temporary Cash Investments
Money Market Fund
[3,4] Vanguard Market Liquidity Fund	0.823%	9,805,921	980,690	1.5%

[5,6]U.S. Government and Agency Obligations †			72,327	0.1%
Total Temporary Cash Investments (Cost $1,052,938)			1,053,017	1.6%[2]
[7]Total Investments (Cost $66,106,803)			67,939,361	100.9%

			Amount
			($000)
Other Assets and Liabilities
Other Assets
Investment in Vanguard			4,799
Receivables for Investment Securities Sold			45
Receivables for Accrued Income			179,919
Receivables for Capital Shares Issued			44,435
Other Assets[4]			92,378
Total Other Assets			321,576	0.5%
Liabilities
Payables for Investment Securities Purchased			(63,254)
Collateral for Securities on Loan			(775,417)
Payables for Capital Shares Redeemed			(24,619)
Payables to Vanguard			(23,886)
Other Liabilities			(17,998)
Total Liabilities			(905,174)	(1.4%)
Net Assets			67,355,763	100.0%

At December 31, 2016, net assets consisted of:
				Amount
				($000)
Paid-in Capital				68,173,095
Overdistributed Net Investment Income				(98,236)
Accumulated Net Realized Losses				(2,536,476)
Unrealized Appreciation (Depreciation)
Investment Securities				1,832,558
Futures Contracts				7,651
Forward Currency Contracts				(14,718)
Foreign Currencies				(8,111)
Net Assets				67,355,763

15

Developed Markets Index Fund

Amount
($000)
Investor Shares—Net Assets
Applicable to 96,271,838 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	874,946
Net Asset Value Per Share—Investor Shares	$9.09

ETF Shares—Net Assets
Applicable to 1,102,229,208 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	40,242,870
Net Asset Value Per Share—ETF Shares	$36.51

Admiral Shares—Net Assets
Applicable to 826,581,893 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	9,702,486
Net Asset Value Per Share—Admiral Shares	$11.74

Institutional Shares—Net Assets
Applicable to 773,569,266 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	9,091,654
Net Asset Value Per Share—Institutional Shares	$11.75

Institutional Plus Shares—Net Assets
Applicable to 405,170,477 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	7,443,807
Net Asset Value Per Share—Institutional Plus Shares	$18.37

• See Note A in Notes to Financial Statements.
* Non-income-producing security.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent
1% or less of net assets.
1 Certain of the fund’s securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2016, the aggregate value of these securities was $439,071,000, representing 0.7% of net assets.
2 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 99.9% and 1.0%, respectively, of net assets.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the
7-day yield.
4 Includes collateral received for securities on loan, which consists of $774,060,000 in securities and $1,357,000 in cash.
5 Securities with a value of $21,481,000 have been segregated as initial margin for open futures contracts.
6 Securities with a value of $19,464,000 and cash of $1,582,000 have been segregated as collateral for open forward currency contracts.
7 The total value of securities on loan is $742,106,000.
See accompanying Notes, which are an integral part of the Financial Statements.

16

Developed Markets Index Fund

Statement of Operations

Year Ended
December 31, 2016
($000)
Investment Income
Income
Dividends[1]	1,807,844
Interest[2]	1,903
Securities Lending—Net	61,727
Total Income	1,871,474
Expenses
The Vanguard Group—Note B
Investment Advisory Services	4,771
Management and Administrative—Investor Shares	1,138
Management and Administrative—ETF Shares	13,624
Management and Administrative—Admiral Shares	3,313
Management and Administrative—Institutional Shares	3,031
Management and Administrative—Institutional Plus Shares	2,036
Marketing and Distribution—Investor Shares	228
Marketing and Distribution—ETF Shares	2,207
Marketing and Distribution—Admiral Shares	962
Marketing and Distribution—Institutional Shares	242
Marketing and Distribution—Institutional Plus Shares	108
Custodian Fees	7,617
Auditing Fees	56
Shareholders’ Reports—Investor Shares	13
Shareholders’ Reports—ETF Shares	578
Shareholders’ Reports—Admiral Shares	74
Shareholders’ Reports—Institutional Shares	26
Shareholders’ Reports—Institutional Plus Shares	6
Trustees’ Fees and Expenses	40
Total Expenses	40,070
Net Investment Income	1,831,404
Realized Net Gain (Loss)
Investment Securities Sold[2]	(1,709,175)
Futures Contracts	37,132
Foreign Currencies and Forward Currency Contracts	(40,950)
Realized Net Gain (Loss)	(1,712,993)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	1,624,733
Futures Contracts	(2,494)
Foreign Currencies and Forward Currency Contracts	(10,661)
Change in Unrealized Appreciation (Depreciation)	1,611,578
Net Increase (Decrease) in Net Assets Resulting from Operations	1,729,989

1 Dividends are net of foreign withholding taxes of $164,911,000.
2 Interest income and realized net gain (loss) from an affiliated company of the fund were $1,664,000 and $81,000, respectively.
See accompanying Notes, which are an integral part of the Financial Statements.

17

Developed Markets Index Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2016	2015
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,831,404	1,453,520
Realized Net Gain (Loss)	(1,712,993)	573,191
Change in Unrealized Appreciation (Depreciation)	1,611,578	(2,519,734)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,729,989	(493,023)
Distributions
Net Investment Income
Investor Shares	(27,425)	(31,768)
ETF Shares	(1,078,670)	(765,004)
Admiral Shares	(278,418)	(202,028)
Institutional Shares	(269,559)	(226,831)
Institutional Plus Shares	(230,942)	(199,383)
Realized Capital Gain
Investor Shares	—	—
ETF Shares	—	—
Admiral Shares	—	—
Institutional Shares	—	—
Institutional Plus Shares	—	—
Total Distributions	(1,885,014)	(1,425,014)
Capital Share Transactions
Investor Shares	(155,754)	(268,886)
ETF Shares	11,051,278	6,197,663
Admiral Shares	1,786,338	2,148,455
Institutional Shares	1,016,504	623,195
Institutional Plus Shares	217,224	1,597,860
Net Increase (Decrease) from Capital Share Transactions	13,915,590	10,298,287
Total Increase (Decrease)	13,760,565	8,380,250
Net Assets
Beginning of Period	53,595,198	45,214,948
End of Period[1]	67,355,763	53,595,198

1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($98,236,000) and ($28,115,000).

See accompanying Notes, which are an integral part of the Financial Statements.

18

Developed Markets Index Fund

Financial Highlights

Investor Shares
				Dec. 19,
				2013[1] to
	Year Ended December 31,			Dec. 31,
For a Share Outstanding Throughout Each Period	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$9.15	$9.42	$10.34	$10.00
Investment Operations
Net Investment Income	.262	.261	.337	.008
Net Realized and Unrealized Gain (Loss) on Investments	(.054)	(.276)	(.919)	.332
Total from Investment Operations	. 208	(. 015)	(. 582)	. 340
Distributions
Dividends from Net Investment Income	(. 268)	(. 255)	(. 338)	—
Distributions from Realized Capital Gains	—	—	—	—
Total Distributions	(. 268)	(. 255)	(. 338)	—
Net Asset Value, End of Period	$9.09	$9.15	$9.42	$10.34

Total Return[2]	2.36%	-0.29%	-5.82%	3.40%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$875	$1,040	$1,331	$0.1
Ratio of Total Expenses to Average Net Assets	0.17%	0.20%	0.20%	0.20%[3]
Ratio of Net Investment Income to Average Net Assets	3.00%	2.73%	3.22%	2.80%[3]
Portfolio Turnover Rate [4]	11%	3%	4%	13%

1 Inception.
2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3 Annualized.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

19

Developed Markets Index Fund

Financial Highlights

FTSE Developed Markets ETF Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$36.75	$37.85	$41.53	$35.02	$30.44
Investment Operations
Net Investment Income	1.090	1.096	1.395	1.099	1.035
Net Realized and Unrealized Gain (Loss)
on Investments	(.216)	(1.125)	(3.681)	6.494	4.591
Total from Investment Operations	.874	(.029)	(2.286)	7.593	5.626
Distributions
Dividends from Net Investment Income	(1.114)	(1.071)	(1.394)	(1.083)	(1.046)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.114)	(1.071)	(1.394)	(1.083)	(1.046)
Net Asset Value, End of Period	$36.51	$36.75	$37.85	$41.53	$35.02

Total Return	2.51%	-0.21%	-5.71%	22.12%	18.60%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$40,243	$29,288	$24,155	$19,021	$10,979
Ratio of Total Expenses to Average Net Assets	0.07%	0.09%	0.09%	0.09%	0.10%
Ratio of Net Investment Income to
Average Net Assets	3.10%	2.84%	3.33%	2.91%	3.40%
Portfolio Turnover Rate[1]	11%	3%	4%	13%	7%

1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

20

Developed Markets Index Fund

Financial Highlights

Admiral Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$11.82	$12.17	$13.35	$11.26	$9.79
Investment Operations
Net Investment Income	.350	.352	.450	.353	.332
Net Realized and Unrealized Gain (Loss)
on Investments	(.071)	(.358)	(1.180)	2.085	1.474
Total from Investment Operations	.279	(.006)	(.730)	2.438	1.806
Distributions
Dividends from Net Investment Income	(. 359)	(. 344)	(. 450)	(. 348)	(. 336)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(. 359)	(. 344)	(. 450)	(. 348)	(. 336)
Net Asset Value, End of Period	$11.74	$11.82	$12.17	$13.35	$11.26

Total Return[1]	2.45%	-0.18%	-5.66%	22.06%	18.56%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$9,702	$7,921	$6,068	$2,060	$1,425
Ratio of Total Expenses to Average Net Assets	0.07%	0.09%	0.09%	0.09%	0.10%
Ratio of Net Investment Income to
Average Net Assets	3.10%	2.84%	3.33%	2.91%	3.40%
Portfolio Turnover Rate[2]	11%	3%	4%	13%	7%

The fund’s original Investor Shares were renamed Admiral Shares as of the close of business on May 13, 2011. The Investor Shares recommenced on December 19, 2013, and are presented separately.
1 Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

21

Developed Markets Index Fund

Financial Highlights

Institutional Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$11.83	$12.18	$13.37	$11.27	$9.79
Investment Operations
Net Investment Income	.352	.354	.452	.356	.336
Net Realized and Unrealized Gain (Loss)
on Investments	(.072)	(.358)	(1.190)	2.094	1.483
Total from Investment Operations	.280	(.004)	(.738)	2.450	1.819
Distributions
Dividends from Net Investment Income	(. 360)	(. 346)	(. 452)	(. 350)	(. 339)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(. 360)	(. 346)	(. 452)	(. 350)	(. 339)
Net Asset Value, End of Period	$11.75	$11.83	$12.18	$13.37	$11.27

Total Return[1]	2.46%	-0.17%	-5.72%	22.15%	18.70%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$9,092	$8,093	$7,743	$482	$332
Ratio of Total Expenses to Average Net Assets	0.06%	0.07%	0.07%	0.07%	0.07%
Ratio of Net Investment Income to
Average Net Assets	3.11%	2.86%	3.35%	2.93%	3.43%
Portfolio Turnover Rate[2]	11%	3%	4%	13%	7%

1 Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

22

Developed Markets Index Fund

Financial Highlights

Institutional Plus Shares
			April 1,
	Year Ended		2014[1] to
	December 31,
For a Share Outstanding			Dec. 31,
Throughout Each Period	2016	2015	2014
Net Asset Value, Beginning of Period	$18.49	$19.05	$20.90
Investment Operations
Net Investment Income	. 552	. 558	. 438
Net Realized and Unrealized Gain (Loss) on Investments	(.107)	(.573)	(1.798)
Total from Investment Operations	.445	(.015)	(1.360)
Distributions
Dividends from Net Investment Income	(. 565)	(. 545)	(. 490)
Distributions from Realized Capital Gains	—	—	—
Total Distributions	(. 565)	(. 545)	(. 490)
Net Asset Value, End of Period	$18.37	$18.49	$19.05

Total Return	2.50%	-0.21%	-6.67%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$7,444	$7,253	$5,918
Ratio of Total Expenses to Average Net Assets	0.05%	0.06%	0.06%[2]
Ratio of Net Investment Income to Average Net Assets	3.12%	2.87%	2.92%[2]
Portfolio Turnover Rate [3]	11%	3%	4%

1 Inception.
2 Annualized.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

23

Developed Markets Index Fund

Notes to Financial Statements

Vanguard Developed Markets Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. The fund offers five classes of shares: Investor Shares, ETF Shares, Admiral Shares, Institutional Shares, and Institutional Plus Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker. Admiral Shares, Institutional Shares, and Institutional Plus Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when

24

Developed Markets Index Fund

futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

The fund also enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Statement of Net Assets. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The aggregate settlement values and notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures or forward currency contracts.

During the year ended December 31, 2016, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of aggregate settlement values at each quarter-end during the period. The fund’s average investment in forward currency contracts represented 1% of net assets, based on the average of notional amounts at each quarter-end during the period.

25

Developed Markets Index Fund

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2013–2016), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the absence of a default the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

7. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at December 31, 2016, or at any time during the period then ended.

8. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

26

Developed Markets Index Fund

Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the fund’s understanding of the applicable countries’ tax rules and rates. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Such tax reclaims received during the year, if any, are included in dividend income. No other amounts for additional tax reclaims are reflected in the financial statements due to the uncertainty as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2016, the fund had contributed to Vanguard capital in the amount of $4,799,000, representing 0.01% of the fund’s net assets and 1.92% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

27

Developed Markets Index Fund

The following table summarizes the market value of the fund’s investments as of December 31, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	6,011,155	60,868,364	6,825
Temporary Cash Investments	980,690	72,327	—
Futures Contracts—Assets[1]	4,498	—	—
Futures Contracts—Liabilities[1]	(2,982)	—	—
Forward Currency Contracts—Assets	—	193	—
Forward Currency Contracts—Liabilities	—	(14,911)	—
Total	6,993,361	60,925,973	6,825
1 Represents variation margin on the last day of the reporting period.

D. At December 31, 2016, the fair values of derivatives were reflected in the Statement of Net Assets as follows:

		Foreign
	Equity	Exchange
	Contracts	Contracts	Total
Statement of Net Assets Caption	($000)	($000)	($000)
Other Assets	4,498	193	4,691
Other Liabilities	(2,982)	(14,911)	(17,893)

Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the year ended December 31, 2016, were:

		Foreign
	Equity	Exchange
	Contracts	Contracts	Total
Realized Net Gain (Loss) on Derivatives	($000)	($000)	($000)
Futures Contracts	37,132	—	37,132
Forward Currency Contracts	—	(21,262)	(21,262)
Realized Net Gain (Loss) on Derivatives	37,132	(21,262)	15,870

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	(2,494)	—	(2,494)
Forward Currency Contracts	—	(8,359)	(8,359)
Change in Unrealized Appreciation (Depreciation) on Derivatives	(2,494)	(8,359)	(10,853)

28

Developed Markets Index Fund

At December 31, 2016, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
Dow Jones EURO STOXX 50 Index	March 2017	4,535	157,610	4,001
Topix Index	March 2017	776	100,996	1,128
FTSE 100 Index	March 2017	719	62,635	1,645
S&P ASX 200 Index	March 2017	369	37,614	835
E-mini S&P 500 Index	March 2017	180	20,126	43
S&P/TSX 60 Index	March 2017	45	6,019	(1)
				7,651

Unrealized appreciation (depreciation) on open Dow Jones EUROSTOXX 50 Index, E-mini S&P 500 Index, and FTSE 100 Index futures contracts is required to be treated as realized gain (loss) for tax purposes.

At December 31, 2016, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

						Unrealized
	Contract					Appreciation
	Settlement			Contract Amount (000)		(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
Toronto-Dominion Securities	3/22/2017	EUR	203,494	USD	217,478	(2,374)
Bank of America, N.A.	3/14/2017	JPY	13,037,428	USD	114,946	(2,987)
Barclays Bank plc	3/22/2017	GBP	73,218	USD	93,079	(2,659)
Credit Suisse International	3/21/2017	AUD	71,924	USD	53,882	(2,078)
Goldman Sachs International	3/14/2017	JPY	4,652,405	USD	40,619	(667)
Goldman Sachs International	3/22/2017	EUR	34,355	USD	36,740	(425)
Citibank, N.A.	3/14/2017	JPY	2,688,000	USD	23,492	(409)
JPMorgan Chase Bank, N.A.	3/22/2017	GBP	16,618	USD	21,162	(640)
Citibank, N.A.	3/22/2017	EUR	14,806	USD	15,812	(162)
JPMorgan Chase Bank, N.A.	3/22/2017	EUR	13,909	USD	14,875	(172)
Goldman Sachs International	3/21/2017	AUD	15,997	USD	11,962	(441)
Citibank, N.A.	3/21/2017	CAD	10,765	USD	8,218	(193)
Toronto-Dominion Securities	3/14/2017	JPY	637,427	USD	5,622	(148)
Bank of America, N.A.	3/21/2017	AUD	2,393	USD	1,790	(67)
Bank of America, N.A.	3/22/2017	GBP	39	USD	49	(1)
BNP Paribas	3/22/2017	USD	129,419	EUR	123,366	(985)
BNP Paribas	3/14/2017	USD	83,382	JPY	9,763,890	(466)

29

Developed Markets Index Fund

						Unrealized
	Contract					Appreciation
	Settlement			Contract Amount (000)		(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
BNP Paribas	3/22/2017	USD	33,675	GBP	27,154	141
BNP Paribas	3/21/2017	USD	18,827	AUD	26,082	42
BNP Paribas	3/22/2017	USD	17,188	GBP	13,948	(37)
Bank of America, N.A.	3/21/2017	USD	10,113	AUD	14,032	6
JPMorgan Chase Bank, N.A.	3/21/2017	USD	2,017	CAD	2,700	4
Bank of America, N.A.	10/18/2017	USD	1	EUR	1	—
						(14,718)
AUD—Australian dollar.
CAD—Canadian dollar.
EUR—Euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the year ended December 31, 2016, the fund realized net foreign currency losses of $19,688,000, which increased distributable net income for tax purposes; accordingly, such gains have been reclassified from accumulated net realized losses to overdistributed net investment income.

During the year ended December 31, 2016, the fund realized $140,488,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized gains to paid-in capital.

For tax purposes, at December 31, 2016, the fund had $870,000 of ordinary income available for distribution. At December 31, 2016, the fund had available capital losses totaling $2,545,505,000 to offset future net capital gains. Of this amount, $373,255,000 is subject to expiration on December 31, 2017. Capital losses of $2,172,250,000 realized beginning in fiscal 2011 may be carried forward indefinitely under the Regulated Investment Company Modernization Act of 2010, but must be used before any expiring loss carryforwards. Capital loss carryforwards of $408,342,000 expired on December 31, 2016; accordingly, such losses have been reclassified from accumulated net realized losses to paid-in capital.

At December 31, 2016, the cost of investment securities for tax purposes was $66,224,444,000. Net unrealized appreciation of investment securities for tax purposes was $1,714,917,000, consisting of unrealized gains of $7,419,711,000 on securities that had risen in value since their purchase and $5,704,794,000 in unrealized losses on securities that had fallen in value since their purchase.

30

Developed Markets Index Fund

F. During the year ended December 31, 2016, the fund purchased $20,856,910,000 of investment securities and sold $6,924,603,000 of investment securities, other than temporary cash investments. Purchases and sales include $9,199,846,000 and $401,140,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

G. Capital share transactions for each class of shares were:
			Year Ended December 31,
		2016		2015
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	158,767	17,838	268,560	27,677
Issued in Lieu of Cash Distributions	23,467	2,631	27,012	2,775
Redeemed	(337,988)	(37,890)	(564,458)	(58,066)
Net Increase (Decrease)—Investor Shares	(155,754)	(17,421)	(268,886)	(27,614)
ETF Shares
Issued	11,470,709	316,767	7,251,525	184,779
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(419,431)	(11,500)	(1,053,862)	(26,000)
Net Increase (Decrease)—ETF Shares	11,051,278	305,267	6,197,663	158,779
Admiral Shares
Issued	4,241,004	369,711	3,752,835	302,174
Issued in Lieu of Cash Distributions	228,037	19,782	169,469	13,576
Redeemed	(2,682,703)	(233,330)	(1,773,849)	(143,937)
Net Increase (Decrease)—Admiral Shares	1,786,338	156,163	2,148,455	171,813
Institutional Shares
Issued	2,852,708	247,221	2,562,273	205,112
Issued in Lieu of Cash Distributions	246,010	21,316	210,738	16,858
Redeemed	(2,082,214)	(179,096)	(2,149,816)	(173,400)
Net Increase (Decrease)—Institutional Shares	1,016,504	89,441	623,195	48,570
Institutional Plus Shares
Issued	1,237,604	68,566	2,687,702	136,253
Issued in Lieu of Cash Distributions	223,230	12,377	189,239	9,680
Redeemed	(1,243,610)	(67,980)	(1,279,081)	(64,434)
Net Increase (Decrease)—Institutional Plus Shares	217,224	12,963	1,597,860	81,499

H. Management has determined that no material events or transactions occurred subsequent to December 31, 2016, that would require recognition or disclosure in these financial statements.

31

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Vanguard Tax-Managed Funds and the Shareholders of Vanguard Developed Markets Index Fund:

In our opinion, the accompanying statement of net assets—investments summary and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard Developed Markets Index Fund (constituting a separate portfolio of Vanguard Tax-Managed Funds, hereafter referred to as the “Fund”) at December 31, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2016 by correspondence with the custodian and brokers and by agreement to the underlying ownership records of the transfer agent, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 17, 2017

Special 2016 tax information (unaudited) for Vanguard Developed Markets Index Fund

This information for the fiscal year ended December 31, 2016, is included pursuant to provisions of the Internal Revenue Code.

The fund distributed $1,476,720,000 of qualified dividend income to shareholders during the fiscal year.

The fund designates to shareholders foreign source income of $1,655,227,000 and foreign taxes paid of $115,344,000. Shareholders will receive more detailed information with their Form 1099-DIV in January 2017 to determine the calendar-year amounts to be included on their 2016 tax returns.

32

Your Fund’s After-Tax Returns

This table presents returns for your fund both before and after taxes. The after-tax returns are shown in two ways: (1) assuming that an investor owned the fund during the entire period and paid taxes on the fund’s distributions, and (2) assuming that an investor paid taxes on the fund’s distributions and sold all shares at the end of each period.

Calculations are based on the highest individual federal income tax and capital gains tax rates in effect at the times of the distributions and the hypothetical sales. State and local taxes were not considered. After-tax returns reflect any qualified dividend income. (In the example, returns after the sale of fund shares may be higher than those assuming no sale. This occurs when the sale would have produced a capital loss. The calculation assumes that the investor received a tax deduction for the loss.)

The table shows returns for one share class only; returns for other share classes will differ. Please note that your actual after-tax returns will depend on your tax situation and may differ from those shown. Also note that if you own the fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information does not apply to you. Such accounts are not subject to current taxes.

Finally, keep in mind that a fund’s performance—whether before or after taxes—does not guarantee future results.

Average Annual Total Returns: FTSE Developed Markets ETF Shares
Periods Ended December 31, 2016

			Since
	One	Five	Inception
	Year	Years	(7/20/2007)
Returns Before Taxes	2.51%	6.91%	-0.23%
Returns After Taxes on Distributions	1.72	6.23	-0.70
Returns After Taxes on Distributions and Sale of Fund Shares	1.98	5.48	-0.02

33

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

34

Six Months Ended December 31, 2016
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Developed Markets Index Fund	6/30/2016	12/31/2016	Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$1,048.14	$0.82
FTSE Developed Markets ETF Shares	1,000.00	1,048.41	0.31
Admiral Shares	1,000.00	1,048.73	0.31
Institutional Shares	1,000.00	1,047.76	0.26
Institutional Plus Shares	1,000.00	1,048.47	0.21
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,024.33	$0.81
FTSE Developed Markets ETF Shares	1,000.00	1,024.84	0.31
Admiral Shares	1,000.00	1,024.84	0.31
Institutional Shares	1,000.00	1,024.89	0.25
Institutional Plus Shares	1,000.00	1,024.94	0.20

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.16% for Investor Shares, 0.06% for FTSE Developed Markets ETF Shares, 0.06% for Admiral Shares, 0.05% for Institutional Shares, and 0.04% for Institutional Plus Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (184/366).

35

Glossary

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

36

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

Benchmark Information

Spliced Developed ex US Index: MSCI EAFE Index through May 28, 2013; FTSE Developed ex North America Index through December 20, 2015; FTSE Developed All Cap ex US Transition Index through May 31, 2016; FTSE Developed All Cap ex US Index thereafter. Benchmark returns are adjusted for withholding taxes.

37

This page intentionally left blank.

This page intentionally left blank.

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 198 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

InterestedTrustee1

F. William McNabb III

Born 1957. Trustee Since July 2009. Chairman of the Board. Principal Occupation(s) During the Past Five Years and Other Experience: Chairman of the Board of The Vanguard Group, Inc., and of each of the investment companies served by The Vanguard Group, since January 2010; Director of The Vanguard Group since 2008; Chief Executive Officer and President of The Vanguard Group, and of each of the investment companies served by The Vanguard Group, since 2008; Director of Vanguard Marketing Corporation; Managing Director of The Vanguard Group (1995–2008).

IndependentTrustees

Emerson U. Fullwood

Born 1948. Trustee Since January 2008. Principal Occupation(s) During the Past Five Years and Other Experience: Executive Chief Staff and Marketing Officer for North America and Corporate Vice President (retired 2008) of Xerox Corporation (document management products and services); Executive in Residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology; Lead Director of SPX FLOW, Inc. (multi-industry manufacturing); Director of the United Way of Rochester, the University of Rochester Medical Center, Monroe Community College Foundation, North Carolina A&T University, and Roberts Wesleyan College.

Rajiv L. Gupta

Born 1945. Trustee Since December 2001.2 Principal Occupation(s) During the Past Five Years and Other Experience: Chairman and Chief Executive Officer (retired 2009) and President (2006–2008) of Rohm and Haas Co. (chemicals); Director of Tyco International plc (diversified manufacturing and services), HP Inc. (printer and personal computer manufacturing), and Delphi Automotive plc (automotive components); Senior Advisor at New Mountain Capital.

Amy Gutmann

Born 1949. Trustee Since June 2006. Principal Occupation(s) During the Past Five Years and Other Experience: President of the University of Pennsylvania; Christopher H. Browne Distinguished Professor of Political Science, School of Arts and Sciences, and Professor of Communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania; Trustee of the National Constitution Center; Chair of the Presidential Commission for the Study of Bioethical Issues.

JoAnn Heffernan Heisen

Born 1950. Trustee Since July 1998. Principal Occupation(s) During the Past Five Years and Other Experience: Corporate Vice President and Chief Global Diversity Officer (retired 2008) and Member of the Executive Committee (1997–2008) of Johnson & Johnson (pharmaceuticals/medical devices/consumer products); Director of Skytop Lodge Corporation (hotels) and the Robert Wood Johnson Foundation; Member of the Advisory Board of the Institute for Women’s Leadership at Rutgers University.

F. Joseph Loughrey

Born 1949. Trustee Since October 2009. Principal Occupation(s) During the Past Five Years and Other Experience: President and Chief Operating Officer (retired 2009) of Cummins Inc. (industrial machinery); Chairman of the Board of Hillenbrand, Inc. (specialized consumer services), and of Oxfam America; Director of SKF AB (industrial machinery), Hyster-Yale Materials Handling, Inc. (forklift trucks), the Lumina Foundation for Education, and the V Foundation for Cancer Research; Member of the Advisory Council for the College of Arts and Letters and of the Advisory Board to the Kellogg Institute for International Studies, both at the University of Notre Dame.

Mark Loughridge

Born 1953. Trustee Since March 2012. Principal Occupation(s) During the Past Five Years and Other Experience: Senior Vice President and Chief Financial Officer (retired 2013) at IBM (information technology services); Fiduciary Member of IBM’s Retirement Plan Committee (2004–2013); Director of the Dow Chemical Company; Member of the Council on Chicago Booth.

Scott C. Malpass

Born 1962. Trustee Since March 2012. Principal Occupation(s) During the Past Five Years and Other Experience: Chief Investment Officer and Vice President at the University of Notre Dame; Assistant Professor of Finance at the Mendoza College of Business at Notre Dame; Member of the Notre Dame 403(b) Investment Committee, the Board of Advisors for Spruceview Capital Partners, and the Investment Advisory Committee of Major League Baseball; Board Member of TIFF Advisory Services, Inc., and Catholic Investment Services, Inc. (investment advisors).

André F. Perold

Born 1952. Trustee Since December 2004. Principal Occupation(s) During the Past Five Years and Other Experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011); Chief Investment Officer and Managing Partner of HighVista Strategies LLC (private investment firm); Director of Rand Merchant Bank; Overseer of the Museum of Fine Arts Boston.

Peter F. Volanakis

Born 1955. Trustee Since July 2009. Principal Occupation(s) During the Past Five Years and Other Experience: President and Chief Operating Officer (retired 2010) of Corning Incorporated (communications equipment); Chairman of the Board of Trustees of Colby-Sawyer College; Member of the Advisory Board of the Norris Cotton Cancer Center.

Executive Officers

Glenn Booraem

Born 1967. Treasurer Since May 2015. Principal Occupation(s) During the Past Five Years and Other Experience: Principal of The Vanguard Group, Inc.; Treasurer of each of the investment companies served by The Vanguard Group; Controller of each of the investment companies served by The Vanguard Group (2010–2015); Assistant Controller of each of the investment companies served by The Vanguard Group (2001–2010).

Thomas J. Higgins

Born 1957. Chief Financial Officer Since September 2008. Principal Occupation(s) During the Past Five Years and Other Experience: Principal of The Vanguard Group, Inc.; Chief Financial Officer of each of the investment companies served by The Vanguard Group; Treasurer of each of the investment companies served by The Vanguard Group (1998–2008).

Peter Mahoney

Born 1974. Controller Since May 2015. Principal Occupation(s) During the Past Five Years and Other Experience: Head of Global Fund Accounting at The Vanguard Group, Inc.; Controller of each of the investment companies served by The Vanguard Group; Head of International Fund Services at The Vanguard Group (2008–2014).

Anne E. Robinson

Born 1970. Secretary Since September 2016. Principal Occupation(s) During the Past Five Years and Other Experience: Managing Director of The Vanguard Group, Inc.; General Counsel of The Vanguard Group; Secretary of The Vanguard Group and of each of the investment companies served by The Vanguard Group; Director and Senior Vice President of Vanguard Marketing Corporation; Managing Director and General Counsel of Global Cards and Consumer Services at Citigroup (2014–2016); Counsel at American Express (2003–2014).

Vanguard Senior ManagementTeam
Mortimer J. Buckley	Thomas M. Rampulla
Martha G. King	Glenn W. Reed
John T. Marcante	Karin A. Risi
Chris D. McIsaac	Michael Rollings
James M. Norris

Chairman Emeritus and Senior Advisor
John J. Brennan
Chairman, 1996–2009
Chief Executive Officer and President, 1996–2008

Founder
John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600 Valley Forge, PA 19482-2600
Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447	London Stock Exchange Group companies include FTSE
Direct Investor Account Services > 800-662-2739	International Limited (”FTSE”), Frank Russell Company
Institutional Investor Services > 800-523-1036	(”Russell”), MTS Next Limited (”MTS”), and FTSE TMX
Text Telephone for People	Global Debt Capital Markets Inc. (”FTSE TMX”). All
Who Are Deaf or Hard of Hearing> 800-749-7273	rights reserved. ”FTSE®”, ”Russell®”, ”MTS®”, ”FTSE
TMX®” and ”FTSE Russell” and other service marks
This material may be used in conjunction	and trademarks related to the FTSE or Russell indexes
with the offering of shares of any Vanguard	are trademarks of the London Stock Exchange Group
fund only if preceded or accompanied by	companies and are used by FTSE, MTS, FTSE TMX and
the fund’s current prospectus.	Russell under licence. All information is provided for
information purposes only. No responsibility or liability
All comparative mutual fund data are from Lipper, a	can be accepted by the London Stock Exchange Group
Thomson Reuters Company, or Morningstar, Inc., unless	companies nor its licensors for any errors or for any
otherwise noted.	loss from use of this publication. Neither the London
You can obtain a free copy of Vanguard’s proxy voting	Stock Exchange Group companies nor any of its
guidelines by visiting vanguard.com/proxyreporting or by	licensors make any claim, prediction, warranty or
calling Vanguard at 800-662-2739. The guidelines are	representation whatsoever, expressly or impliedly,
also available from the SEC’s website, sec.gov. In	either as to the results to be obtained from the use of
addition, you may obtain a free report on how your fund	the FTSE Indexes or the fitness or suitability of the
voted the proxies for securities it owned during the 12	Indexes for any particular purpose to which they might
months ended June 30. To get the report, visit either	be put.
vanguard.com/proxyreporting or sec.gov.	The Industry Classification Benchmark (”ICB”) is owned
You can review and copy information about your fund at	by FTSE. FTSE does not accept any liability to any
the SEC’s Public Reference Room in Washington, D.C. To	person for any loss or damage arising out of any error
find out more about this public service, call the SEC at	or omission in the ICB.
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via email addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2017 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q1270 022017

Item 2: Code of Ethics. The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert. All members of the Audit Committee have been determined by the
Registrant’s Board of Trustees to be Audit Committee Financial Experts and to be independent: Rajiv L. Gupta,
JoAnn Heffernan Heisen, F. Joseph Loughrey, Mark Loughridge, and Peter F. Volanakis.

Item 4: Principal Accountant Fees and Services.

(a) Audit Fees.

Audit Fees of the Registrant

Fiscal Year Ended December 31, 2016: $159,000
Fiscal Year Ended December 31, 2015: $154,000

Aggregate Audit Fees of Registered Investment Companies in the Vanguard Group.

Fiscal Year Ended December 31, 2016: $9,629,849
Fiscal Year Ended December 31, 2015: $7,000,200

Includes fees billed in connection with audits of the Registrant, other registered investment companies in the
Vanguard complex, The Vanguard Group, Inc. and Vanguard Marketing Corporation.

(b) Audit-Related Fees.

Fiscal Year Ended December 31, 2016: $2,717,627
Fiscal Year Ended December 31, 2015: $2,899,096

Includes fees billed in connection with assurance and related services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard
Marketing Corporation.

(c) Tax Fees.

Fiscal Year Ended December 31, 2016: $254,050
Fiscal Year Ended December 31, 2015: $353,389

Includes fees billed in connection with tax compliance, planning, and advice services provided to the
Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and
Vanguard Marketing Corporation.

(d) All Other Fees.

Fiscal Year Ended December 31, 2016: $214,225
Fiscal Year Ended December 31, 2015: $202,313

Includes fees billed for services related to tax reported information provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing
Corporation.

(e) (1) Pre-Approval Policies. The policy of the Registrant’s Audit Committee is to consider and, if appropriate, approve before the principal accountant is engaged for such services, all specific audit and non-
audit services provided to: the Registrant, other registered investment companies in the Vanguard complex,
The Vanguard Group, Inc., and entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant. In making a determination, the Audit Committee considers whether the services are consistent with maintaining the principal accountant’s independence.

In the event of a contingency situation in which the principal accountant is needed to provide services in between scheduled Audit Committee meetings, the Chairman of the Audit Committee would be called on to consider and, if appropriate, pre-approve audit or permitted non-audit services in an amount sufficient to complete services through the next Audit Committee meeting, and to determine if such services would be consistent with maintaining the accountant’s independence. At the next scheduled Audit Committee meeting, services and fees would be presented to the Audit Committee for formal consideration, and, if appropriate, approval by the entire Audit Committee. The Audit Committee would again consider whether such services and fees are consistent with maintaining the principal accountant’s independence.

The Registrant’s Audit Committee is informed at least annually of all audit and non-audit services provided by the principal accountant to the Vanguard complex, whether such services are provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., or other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant.

(2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g) Aggregate Non-Audit Fees.

Fiscal Year Ended December 31, 2016: $468,275
Fiscal Year Ended December 31, 2015: $555,702

Includes fees billed for non-audit services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(h) For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in rule 10A-3 under the Securities Exchange Act of 1934 (“Exchange Act”).
The Registrant has a separately-designated standing audit committee established in accordance with Section
3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are: Rajiv L. Gupta, JoAnn Heffernan
Heisen, F. Joseph Loughrey, Mark Loughridge, and Peter F. Volanakis.

Item 6: Investments.

Vanguard® Developed Markets Index Fund
Schedule of Investments
December 31, 2016

		Market
		Value
	Shares	($000)
Common Stocks (99.3%)[1]
Australia (6.4%)
Commonwealth Bank of Australia	7,180,779	425,994
Westpac Banking Corp.	13,902,036	326,336
Australia & New Zealand Banking Group Ltd.	12,178,086	266,593
National Australia Bank Ltd.	11,080,515	244,752
BHP Billiton Ltd.	13,442,362	240,818
Wesfarmers Ltd.	4,693,466	142,456
CSL Ltd.	1,913,624	138,393
Woolworths Ltd.	5,372,099	93,247
Macquarie Group Ltd.	1,281,106	80,251
Rio Tinto Ltd.	1,776,073	76,089
Scentre Group	21,411,001	71,673
Woodside Petroleum Ltd.	3,065,820	68,669
Telstra Corp. Ltd.	17,552,384	64,500
Transurban Group	8,539,534	63,554
Brambles Ltd.	6,615,626	59,038
Westfield Corp.	8,099,177	54,762
Suncorp Group Ltd.	5,361,023	52,201
Amcor Ltd.	4,848,286	52,181
QBE Insurance Group Ltd.	5,767,391	51,530
Newcrest Mining Ltd.	3,197,891	45,855
AGL Energy Ltd.	2,836,094	45,124
AMP Ltd.	12,278,796	44,533
South32 Ltd.	22,307,419	43,913
Insurance Australia Group Ltd.	10,018,590	43,204
Goodman Group	7,438,099	38,199
Origin Energy Ltd.	7,290,464	34,493
Stockland	9,993,929	33,017
Aurizon Holdings Ltd.	8,247,017	29,985
Vicinity Centres	13,793,478	29,746
Aristocrat Leisure Ltd.	2,653,523	29,604
James Hardie Industries plc	1,861,089	29,378
APA Group	4,684,076	28,916
ASX Ltd.	803,399	28,782
Dexus Property Group	4,057,574	28,148
Fortescue Metals Group Ltd.	6,710,996	28,045
GPT Group	7,527,345	27,291
Ramsay Health Care Ltd.	541,707	26,634
Sonic Healthcare Ltd.	1,728,670	26,604
Oil Search Ltd.	4,871,329	25,072
LendLease Group	2,320,379	24,384
Caltex Australia Ltd.	1,092,836	23,961
Treasury Wine Estates Ltd.	3,101,924	23,862
Mirvac Group	15,499,043	23,802
Medibank Pvt Ltd.	11,543,549	23,453
Santos Ltd.	7,805,539	22,485
Cochlear Ltd.	238,298	21,032
DUET Group	10,346,408	20,432
Sydney Airport	4,614,319	19,917
Orica Ltd.	1,552,002	19,725
Tatts Group Ltd.	6,097,178	19,647
Challenger Ltd.	2,385,399	19,274
Boral Ltd.	4,843,338	18,856
Computershare Ltd.	2,026,685	18,184
Incitec Pivot Ltd.	7,009,926	18,139
Bendigo & Adelaide Bank Ltd.	1,907,990	17,454
Coca-Cola Amatil Ltd.	2,283,807	16,656
BlueScope Steel Ltd.	2,379,587	15,815
SEEK Ltd.	1,443,464	15,460
^ Alumina Ltd.	10,531,548	13,771
Bank of Queensland Ltd.	1,568,087	13,401
Crown Resorts Ltd.	1,577,425	13,147

1

Vanguard® Developed Markets Index Fund
Schedule of Investments
December 31, 2016

		Market
		Value
	Shares	($000)
Star Entertainment Grp Ltd.	3,444,960	12,821
Domino's Pizza Enterprises Ltd.	261,950	12,250
Tabcorp Holdings Ltd.	3,443,416	11,930
Healthscope Ltd.	7,227,163	11,914
Ansell Ltd.	611,752	10,885
Orora Ltd.	5,055,508	10,872
CIMIC Group Ltd.	406,163	10,220
JB Hi-Fi Ltd.	504,044	10,188
Qantas Airways Ltd.	3,966,378	9,502
ALS Ltd.	2,137,100	9,286
Iluka Resources Ltd.	1,750,132	9,113
Investa Office Fund	2,650,103	9,026
REA Group Ltd.	223,239	8,872
Harvey Norman Holdings Ltd.	2,318,512	8,591
AusNet Services	7,452,605	8,484
^ IOOF Holdings Ltd.	1,250,132	8,286
carsales.com Ltd.	988,105	8,073
Link Administration Holdings Ltd.	1,472,363	8,027
Qube Holdings Ltd.	4,554,988	8,001
Downer EDI Ltd.	1,778,142	7,786
Magellan Financial Group Ltd.	444,853	7,604
OZ Minerals Ltd.	1,317,412	7,443
Adelaide Brighton Ltd.	1,895,312	7,413
DuluxGroup Ltd.	1,637,826	7,354
BT Investment Management Ltd.	938,198	7,167
CSR Ltd.	2,105,932	7,002
Vocus Communications Ltd.	2,495,461	6,949
Macquarie Atlas Roads Group	1,905,600	6,934
TPG Telecom Ltd.	1,398,787	6,867
GrainCorp Ltd. Class A	969,420	6,680
* Metcash Ltd.	4,036,002	6,637
Perpetual Ltd.	187,747	6,586
Evolution Mining Ltd.	4,342,320	6,493
Sims Metal Management Ltd.	705,667	6,487
* WorleyParsons Ltd.	910,712	6,339
nib holdings Ltd.	1,840,710	6,299
Fairfax Media Ltd.	9,830,263	6,298
Northern Star Resources Ltd.	2,405,928	6,149
Independence Group NL	1,976,255	6,062
Charter Hall Group	1,772,332	6,054
Primary Health Care Ltd.	2,015,745	5,921
* Mayne Pharma Group Ltd.	5,968,628	5,774
Bapcor Ltd.	1,273,848	5,430
* Whitehaven Coal Ltd.	2,883,575	5,398
^ Flight Centre Travel Group Ltd.	237,385	5,350
Sigma Pharmaceuticals Ltd.	5,741,019	5,338
Aveo Group	2,122,030	5,112
Mineral Resources Ltd.	578,215	5,033
Nufarm Ltd.	760,625	5,012
Super Retail Group Ltd.	672,617	5,007
Shopping Centres Australasia Property Group	3,042,420	4,845
IRESS Ltd.	557,944	4,768
InvoCare Ltd.	466,299	4,660
Navitas Ltd.	1,288,542	4,623
Charter Hall Retail REIT	1,489,917	4,540
Cromwell Property Group	6,235,636	4,428
BWP Trust	2,047,156	4,411
^ G8 Education Ltd.	1,670,766	4,318
Regis Resources Ltd.	1,991,986	4,189
^ Blackmores Ltd.	54,725	4,073
Premier Investments Ltd.	391,279	4,069
Beach Energy Ltd.	6,374,412	3,879
Cleanaway Waste Management Ltd.	4,271,148	3,783
^ Platinum Asset Management Ltd.	936,765	3,560

2

Vanguard® Developed Markets Index Fund
Schedule of Investments
December 31, 2016

			Market
			Value
		Shares	($000)
	ARB Corp. Ltd.	278,115	3,536
	Pact Group Holdings Ltd.	726,939	3,532
	Southern Cross Media Group Ltd.	3,164,112	3,520
	Breville Group Ltd.	526,293	3,284
	Myer Holdings Ltd.	3,299,597	3,280
	Spotless Group Holdings Ltd.	4,598,860	3,278
	Reliance Worldwide Corp. Ltd.	1,409,520	3,251
	Ardent Leisure Group	1,923,645	3,238
	Retail Food Group Ltd.	636,184	3,216
	Steadfast Group Ltd.	1,870,344	2,976
	Webjet Ltd.	384,495	2,934
^	Monadelphous Group Ltd.	362,933	2,933
*	St. Barbara Ltd.	1,993,829	2,881
	Automotive Holdings Group Ltd.	1,011,475	2,879
^	Viva Energy REIT	1,637,508	2,832
	APN Outdoor Group Ltd.	659,104	2,803
	Abacus Property Group	1,248,127	2,715
^,*	Galaxy Resources Ltd.	7,114,279	2,671
	GUD Holdings Ltd.	352,496	2,658
	Mantra Group Ltd.	1,183,110	2,621
	Costa Group Holdings Ltd.	1,055,397	2,614
^	Altium Ltd.	447,811	2,610
*	NEXTDC Ltd.	989,444	2,592
^,*	Orocobre Ltd.	795,612	2,583
^,*	Aconex Ltd.	706,015	2,580
	Brickworks Ltd.	257,770	2,525
2	MYOB Group Ltd.	929,628	2,448
	Sandfire Resources NL	594,516	2,406
	Technology One Ltd.	589,919	2,397
	Genworth Mortgage Insurance Australia Ltd.	990,498	2,335
^,*	Western Areas Ltd.	1,055,878	2,318
	Seven West Media Ltd.	3,899,504	2,259
	Eclipx Group Ltd.	834,118	2,252
	GWA Group Ltd.	1,038,619	2,213
	Australian Pharmaceutical Industries Ltd.	1,489,813	2,209
*	Saracen Mineral Holdings Ltd.	3,104,939	2,178
*	Nanosonics Ltd.	957,606	2,145
	Growthpoint Properties Australia Ltd.	906,933	2,141
*	APN News & Media Ltd.	1,025,485	2,095
^,*	Syrah Resources Ltd.	951,530	2,087
*	Australian Agricultural Co. Ltd.	1,683,703	2,055
	Seven Group Holdings Ltd.	360,413	2,033
*	Bradken Ltd.	871,137	2,020
	Credit Corp. Group Ltd.	154,968	2,001
	National Storage REIT	1,855,260	2,000
^	oOh!media Ltd.	605,429	1,995
	Cover-More Group Ltd.	1,435,596	1,994
^	IPH Ltd.	539,296	1,989
	Sirtex Medical Ltd.	193,157	1,969
	Resolute Mining Ltd.	2,096,748	1,907
	Nine Entertainment Co. Holdings Ltd.	2,447,714	1,877
^	Estia Health Ltd.	971,477	1,819
	Tassal Group Ltd.	604,900	1,809
^	Corporate Travel Management Ltd.	136,578	1,801
	McMillan Shakespeare Ltd.	227,212	1,779
	FlexiGroup Ltd.	1,064,761	1,733
^	Regis Healthcare Ltd.	524,508	1,730
^	Gateway Lifestyle	1,101,756	1,715
^	Greencross Ltd.	343,084	1,696
^	Japara Healthcare Ltd.	1,034,710	1,685
	Collins Foods Ltd.	341,122	1,615
	Asaleo Care Ltd.	1,512,315	1,612
^,*	Pilbara Minerals Ltd.	4,338,342	1,564
^	TFS Corp. Ltd.	1,306,371	1,563

3

Vanguard® Developed Markets Index Fund
Schedule of Investments
December 31, 2016

			Market
			Value
		Shares	($000)
^	Bega Cheese Ltd.	509,405	1,555
	Folkestone Education Trust	829,499	1,518
^	Select Harvests Ltd.	303,897	1,452
^	360 Capital Industrial Fund	799,874	1,449
	Programmed Maintenance Services Ltd.	1,034,618	1,433
	IDP Education Ltd.	497,527	1,432
^,*	Infigen Energy	2,182,498	1,415
^	SmartGroup Corp. Ltd.	312,068	1,411
^	Ingenia Communities Group	712,075	1,384
^,*	Gold Road Resources Ltd.	3,275,080	1,343
	Cabcharge Australia Ltd.	479,910	1,342
	GDI Property Group	1,811,896	1,294
^	RCG Corp. Ltd.	1,170,835	1,255
	iSentia Group Ltd.	604,104	1,247
^	Arena REIT	900,043	1,215
^,*	Highfield Resources Ltd.	1,245,340	1,192
	Tox Free Solutions Ltd.	630,428	1,176
^	Bellamy's Australia Ltd.	242,473	1,169
	Hotel Property Investments	568,372	1,163
	WPP AUNZ Ltd.	1,334,388	1,162
	Village Roadshow Ltd.	345,143	1,134
*	Karoon Gas Australia Ltd.	853,724	1,100
	Virtus Health Ltd.	233,832	1,051
^,*	Mesoblast Ltd.	1,010,007	1,040
	OFX Group Ltd.	858,150	1,039
	WiseTech Global Ltd.	253,405	1,032
^,*	Blue Sky Alternative Investments Ltd.	199,745	1,008
	Astro Japan Property Group	208,800	1,001
	SG Fleet Group Ltd.	415,051	997
^,*	Perseus Mining Ltd.	4,185,160	990
^	BWX Ltd.	333,903	975
	MACA Ltd.	768,248	948
^,*	Liquefied Natural Gas Ltd.	1,898,336	920
	Thorn Group Ltd.	653,172	905
^,*	Senex Energy Ltd.	4,721,911	898
	Ainsworth Game Technology Ltd.	587,488	893
*	AWE Ltd.	1,944,338	865
	RCR Tomlinson Ltd.	420,679	834
^,*	Cardno Ltd.	1,201,444	819
^,*	Beadell Resources Ltd.	4,265,826	809
^,*	Starpharma Holdings Ltd.	1,503,204	785
	Cedar Woods Properties Ltd.	213,753	778
^,*	Lynas Corp. Ltd.	14,730,707	774
^,*	Ten Network Holdings Ltd.	1,142,310	761
	Reject Shop Ltd.	107,977	659
*	Mount Gibson Iron Ltd.	2,444,463	614
	ERM Power Ltd.	486,128	450
	CSG Ltd.	826,321	435
^,*	Billabong International Ltd.	415,982	376
^,*	Paladin Energy Ltd.	6,058,533	376
*	MMA Offshore Ltd.	1,869,821	364
	Decmil Group Ltd.	477,455	356
*	Watpac Ltd.	571,456	319
^	Cash Converters International Ltd.	1,269,011	306
	NZME Ltd.	638,779	253
	SMS Management & Technology Ltd.	249,012	239
*	Kingsgate Consolidated Ltd.	982,373	201
^,*	Slater & Gordon Ltd.	1,217,032	197
^,*	Capitol Health Ltd.	1,842,089	172
^,*	Arrium Ltd.	8,838,238	140
^,*	Acrux Ltd.	596,723	133
*	UGL Ltd.	13,734	37
^	Corporate Travel Management Ltd. Rights	6,127	15
			4,311,493

4

Vanguard® Developed Markets Index Fund
Schedule of Investments
December 31, 2016

			Market
			Value
		Shares	($000)
Austria (0.3%)
	Erste Group Bank AG	1,207,725	35,311
	OMV AG	602,910	21,255
	voestalpine AG	475,312	18,586
	ANDRITZ AG	300,991	15,084
*	Raiffeisen Bank International AG	489,535	8,924
	BUWOG AG	378,436	8,785
	Wienerberger AG	483,105	8,380
	IMMOFINANZ AG	3,978,374	7,744
	CA Immobilien Anlagen AG	323,305	5,935
^	Conwert Immobilien Invest SE	328,783	5,611
	Oesterreichische Post AG	140,878	4,722
^	Verbund AG	273,095	4,354
	Lenzing AG	32,633	3,949
	Schoeller-Bleckmann Oilfield Equipment AG	45,767	3,679
	Vienna Insurance Group AG Wiener Versicherung Gruppe	163,805	3,665
	Mayr Melnhof Karton AG	32,353	3,432
	UNIQA Insurance Group AG	439,901	3,327
	Telekom Austria AG Class A	548,692	3,239
	RHI AG	103,188	2,627
	S IMMO AG	214,184	2,251
	Strabag SE	61,886	2,192
	Zumtobel Group AG	111,790	1,997
	DO & CO AG	26,703	1,755
	EVN AG	127,718	1,507
	Palfinger AG	44,827	1,348
*	Flughafen Wien AG	39,865	982
	Semperit AG Holding	35,628	965
	Kapsch TrafficCom AG	20,376	800
			182,406
Belgium (1.1%)
	Anheuser-Busch InBev SA/NV	3,335,369	353,030
	KBC Group NV	1,155,790	71,414
	Solvay SA Class A	291,469	34,075
	Ageas	853,550	33,738
	UCB SA	508,109	32,509
	Groupe Bruxelles Lambert SA	323,636	27,115
	Umicore SA	397,918	22,638
	Proximus SADP	592,729	17,039
	Ackermans & van Haaren NV	102,986	14,306
	Colruyt SA	278,955	13,787
*	Telenet Group Holding NV	206,797	11,462
	bpost SA	422,221	9,982
	Cofinimmo SA	83,770	9,566
	Ontex Group NV	305,283	9,063
	Sofina SA	64,257	8,465
	Melexis NV	93,953	6,285
	Warehouses De Pauw CVA	68,510	6,116
	Elia System Operator SA/NV	115,499	6,037
	Bekaert SA	141,868	5,734
*	KBC Ancora	125,675	5,255
	D'ieteren SA/NV	114,839	5,072
	Befimmo SA	80,940	4,545
	Gimv NV	81,368	4,503
	Euronav NV	526,998	4,192
	Aedifica SA	51,551	3,855
	Ion Beam Applications	80,383	3,517
*	Tessenderlo Chemie NV (Voting Shares)	95,307	3,483
	Econocom Group SA/NV	217,980	3,196
^,*	Nyrstar (Voting Shares)	375,413	3,077
	Cie d'Entreprises CFE	28,324	3,075
	Barco NV	33,865	2,851
*	AGFA-Gevaert NV	699,920	2,701
*	Orange Belgium SA	116,396	2,430

5

Vanguard® Developed Markets Index Fund
Schedule of Investments
December 31, 2016

		Market
		Value
	Shares	($000)
^ Kinepolis Group NV	52,015	2,324
Van de Velde NV	27,274	1,898
EVS Broadcast Equipment SA	37,872	1,323
Wereldhave Belgium NV	8,266	936
		750,594
Canada (8.8%)
Royal Bank of Canada	6,185,183	418,611
Toronto-Dominion Bank	7,707,848	380,154
Bank of Nova Scotia	5,049,913	281,184
Suncor Energy Inc.	6,960,779	227,593
Canadian National Railway Co.	2,878,740	193,738
Bank of Montreal	2,683,037	192,977
Enbridge Inc.	3,922,406	165,059
TransCanada Corp.	3,596,506	162,166
Manulife Financial Corp.	8,230,088	146,562
Canadian Natural Resources Ltd.	4,579,944	145,962
Canadian Imperial Bank of Commerce	1,652,798	134,868
Brookfield Asset Management Inc. Class A	3,729,018	123,037
Sun Life Financial Inc.	2,555,341	98,110
Canadian Pacific Railway Ltd.	612,642	87,408
Barrick Gold Corp.	4,870,105	77,949
Alimentation Couche-Tard Inc. Class B	1,648,064	74,728
Magna International Inc.	1,558,974	67,693
Potash Corp. of Saskatchewan Inc.	3,505,895	63,425
Thomson Reuters Corp.	1,386,178	60,665
Rogers Communications Inc. Class B	1,511,263	58,294
Agrium Inc.	576,888	57,987
National Bank of Canada	1,407,021	57,144
Cenovus Energy Inc.	3,477,008	52,570
* CGI Group Inc. Class A	1,090,753	52,350
BCE Inc.	1,197,967	51,777
Pembina Pipeline Corp.	1,636,358	51,139
Loblaw Cos. Ltd.	956,615	50,472
Fortis Inc.	1,584,584	48,931
Goldcorp Inc.	3,558,333	48,446
Encana Corp.	4,064,291	47,707
Fairfax Financial Holdings Ltd.	96,124	46,428
Restaurant Brands International Inc.	943,668	44,947
Franco-Nevada Corp.	741,123	44,313
Intact Financial Corp.	554,674	39,701
Teck Resources Ltd. Class B	1,965,552	39,336
Agnico Eagle Mines Ltd.	934,437	39,287
Imperial Oil Ltd.	1,109,302	38,592
Saputo Inc.	1,063,717	37,640
Silver Wheaton Corp.	1,838,739	35,524
Shaw Communications Inc. Class B	1,750,711	35,128
Waste Connections Inc. (New York Shares)	442,267	34,758
Inter Pipeline Ltd.	1,493,629	32,973
Power Corp. of Canada	1,469,567	32,891
Great-West Lifeco Inc.	1,243,016	32,560
Dollarama Inc.	428,433	31,393
Open Text Corp.	508,166	31,384
Crescent Point Energy Corp.	2,254,727	30,647
Constellation Software Inc.	66,323	30,138
Canadian Tire Corp. Ltd. Class A	288,248	29,899
Metro Inc.	987,118	29,526
First Quantum Minerals Ltd.	2,871,146	28,548
* Tourmaline Oil Corp.	1,039,767	27,809
SNC-Lavalin Group Inc.	633,716	27,276
CCL Industries Inc. Class B	136,260	26,772
RioCan REIT	1,344,177	26,660
TELUS Corp.	831,109	26,463
* Seven Generations Energy Ltd. Class A	1,105,231	25,774
ARC Resources Ltd.	1,455,428	25,051

6

Vanguard® Developed Markets Index Fund
Schedule of Investments
December 31, 2016

		Market
		Value
	Shares	($000)
Gildan Activewear Inc.	975,261	24,762
Power Financial Corp.	974,202	24,351
Onex Corp.	342,600	23,317
Keyera Corp.	765,133	23,057
Waste Connections Inc.	292,938	22,983
Canadian Utilities Ltd. Class A	807,770	21,773
CI Financial Corp.	963,024	20,707
PrairieSky Royalty Ltd.	852,084	20,270
H&R REIT	1,179,709	19,655
* Valeant Pharmaceuticals International Inc.	1,328,958	19,271
Vermilion Energy Inc.	434,305	18,273
George Weston Ltd.	208,944	17,677
AltaGas Ltd.	686,317	17,329
Cameco Corp.	1,631,933	17,065
Industrial Alliance Insurance & Financial Services Inc.	427,281	16,991
Methanex Corp.	376,261	16,503
* Kinross Gold Corp.	5,205,811	16,246
CAE Inc.	1,101,897	15,413
* Husky Energy Inc.	1,270,151	15,410
Element Fleet Management Corp.	1,599,210	14,841
Peyto Exploration & Development Corp.	595,743	14,736
* BlackBerry Ltd.	2,119,466	14,586
WSP Global Inc.	418,419	13,927
Finning International Inc.	696,505	13,638
^ Canadian Apartment Properties REIT	568,316	13,278
^ Whitecap Resources Inc.	1,463,051	13,250
* Bombardier Inc. Class B	8,050,055	12,951
Veresen Inc.	1,317,211	12,862
* Lundin Mining Corp.	2,677,518	12,763
Ritchie Bros Auctioneers Inc.	372,094	12,623
2 Hydro One Ltd.	708,032	12,435
Cineplex Inc.	320,014	12,208
Tahoe Resources Inc.	1,271,124	11,976
Yamana Gold Inc.	3,937,963	11,057
Smart REIT	458,934	11,037
Stantec Inc.	435,666	11,006
IGM Financial Inc.	381,137	10,844
Enbridge Income Fund Holdings Inc.	414,328	10,730
* Turquoise Hill Resources Ltd.	3,334,615	10,704
Atco Ltd.	321,211	10,684
Canadian REIT	303,584	10,469
TFI International Inc.	392,036	10,187
* Detour Gold Corp.	736,058	10,027
Quebecor Inc. Class B	353,066	9,814
* Eldorado Gold Corp.	2,981,680	9,594
Enerplus Corp.	1,003,178	9,519
* B2Gold Corp.	3,987,039	9,473
Algonquin Power & Utilities Corp.	1,100,444	9,335
Chartwell Retirement Residences	850,226	9,277
TMX Group Ltd.	172,371	9,182
Toromont Industries Ltd.	290,276	9,156
Allied Properties REIT	341,592	9,146
Pan American Silver Corp.	601,300	9,069
Linamar Corp.	208,999	8,980
^ West Fraser Timber Co. Ltd.	246,620	8,819
^ Canadian Western Bank	383,971	8,677
Parkland Fuel Corp.	396,313	8,303
Gibson Energy Inc.	582,573	8,235
MacDonald Dettwiler & Associates Ltd.	162,887	8,115
* Parex Resources Inc.	638,356	8,035
Cominar REIT	731,953	8,025
Northland Power Inc.	453,781	7,875
Empire Co. Ltd.	656,715	7,689
Alamos Gold Inc.	1,101,018	7,594

7

Vanguard® Developed Markets Index Fund
Schedule of Investments
December 31, 2016

			Market
			Value
		Shares	($000)
*	New Gold Inc.	2,124,571	7,453
	OceanaGold Corp.	2,549,255	7,424
	DH Corp.	441,554	7,327
*	IAMGOLD Corp.	1,884,113	7,283
*	Raging River Exploration Inc.	924,061	7,268
	Emera Inc.	213,670	7,223
	ShawCor Ltd.	270,068	7,209
	Capital Power Corp.	404,597	7,000
	Granite REIT	206,512	6,895
*	Descartes Systems Group Inc.	318,387	6,789
^,*	Amaya Inc.	475,980	6,739
	TransAlta Corp.	1,202,443	6,654
	Maple Leaf Foods Inc.	316,166	6,622
*	Precision Drilling Corp.	1,206,030	6,575
^	Dream Office REIT	449,977	6,552
^	Home Capital Group Inc. Class B	279,647	6,527
	Laurentian Bank of Canada	151,034	6,494
^	Boardwalk REIT	177,636	6,437
	Cott Corp.	568,212	6,433
	FirstService Corp.	135,264	6,421
^	Secure Energy Services Inc.	725,627	6,329
*	Birchcliff Energy Ltd.	899,002	6,274
	Mullen Group Ltd.	420,884	6,216
	First Capital Realty Inc.	403,072	6,205
	New Flyer Industries Inc.	203,269	6,183
*	Torex Gold Resources Inc.	396,616	6,141
*	Celestica Inc.	516,192	6,117
*	Advantage Oil & Gas Ltd.	899,741	6,112
	Canadian Energy Services & Technology Corp.	1,042,225	5,946
	Superior Plus Corp.	621,837	5,905
^	Artis REIT	617,876	5,844
	Stella-Jones Inc.	179,355	5,822
	TORC Oil & Gas Ltd.	939,182	5,785
	HudBay Minerals Inc.	1,005,093	5,749
	Enercare Inc.	426,749	5,670
	Colliers International Group Inc.	146,474	5,399
	Russel Metals Inc.	276,800	5,274
*	First Majestic Silver Corp.	678,500	5,185
	Innergex Renewable Energy Inc.	488,022	5,100
*	Gran Tierra Energy Inc.	1,648,572	4,985
*	Pretium Resources Inc.	596,291	4,939
	Westshore Terminals Investment Corp.	251,396	4,848
^	Corus Entertainment Inc. Class B	510,787	4,793
^	Hudson's Bay Co.	482,753	4,743
^,*	Baytex Energy Corp.	959,618	4,689
	Jean Coutu Group PJC Inc. Class A	299,369	4,665
	Enerflex Ltd.	366,679	4,656
	Manitoba Telecom Services Inc.	164,465	4,650
^,*	NovaGold Resources Inc.	999,200	4,569
*	SEMAFO Inc.	1,356,867	4,467
	Norbord Inc.	173,000	4,369
*	Silver Standard Resources Inc.	477,965	4,275
	Aimia Inc.	646,231	4,274
	Osisko Gold Royalties Ltd.	436,926	4,260
	North West Co. Inc.	207,125	4,245
^,*	MEG Energy Corp.	617,500	4,245
	Transcontinental Inc. Class A	254,500	4,206
	Dominion Diamond Corp.	433,492	4,200
^,*	ProMetic Life Sciences Inc.	2,496,600	4,147
	Winpak Ltd.	122,200	4,134
	Pason Systems Inc.	282,500	4,132
	Centerra Gold Inc.	866,427	4,059
*	Endeavour Mining Corp.	270,973	4,049
	TransAlta Renewables Inc.	373,009	3,984

8

Vanguard® Developed Markets Index Fund
Schedule of Investments
December 31, 2016

			Market
			Value
		Shares	($000)
^	Genworth MI Canada Inc.	155,300	3,893
*	ECN Capital Corp.	1,522,800	3,743
*	Canfor Corp.	322,600	3,669
^,*	Penn West Petroleum Ltd.	2,071,789	3,657
	Nevsun Resources Ltd.	1,161,495	3,590
	Ensign Energy Services Inc.	501,400	3,503
*	NuVista Energy Ltd.	671,100	3,469
*	Great Canadian Gaming Corp.	179,700	3,343
*	Crew Energy Inc.	587,200	3,284
*	Pengrowth Energy Corp.	2,242,300	3,223
	Enghouse Systems Ltd.	76,400	3,183
*	ATS Automation Tooling Systems Inc.	329,200	3,070
*	Kelt Exploration Ltd.	604,300	3,047
	Dorel Industries Inc. Class B	103,200	2,982
	Just Energy Group Inc.	544,900	2,979
^	Northview Apartment REIT	198,300	2,964
*	Paramount Resources Ltd. Class A	219,500	2,954
	Extendicare Inc.	355,500	2,616
	Aecon Group Inc.	229,100	2,602
	Bonterra Energy Corp.	118,075	2,558
	Fortis Inc. (New York Shares)	76,492	2,362
	Cascades Inc.	262,100	2,362
^,*	Athabasca Oil Corp.	1,520,200	2,321
	Cogeco Communications Inc.	44,600	2,200
^,*	Sierra Wireless Inc.	130,500	2,043
	Martinrea International Inc.	284,000	1,817
^	AutoCanada Inc.	101,250	1,744
^,*	Alacer Gold Corp.	950,100	1,585
*	Canaccord Genuity Group Inc.	415,600	1,476
^	Morguard REIT	132,100	1,465
*	China Gold International Resources Corp. Ltd.	961,200	1,417
^,*	Avigilon Corp.	141,000	1,346
	Sprott Inc.	585,901	1,095
^	First National Financial Corp.	53,800	1,079
*	DREAM Unlimited Corp. Class A	198,300	998
^	Concordia International Corp.	425,710	904
*	Osisko Gold Royalties Warrants Exp. 02/26/2019	3,963	7
	Pacific Exploration and Production Corp.	7	—
	TFI International Inc.		—
			5,907,622
Denmark (1.4%)
	Novo Nordisk A/S Class B	7,715,308	276,765
	Danske Bank A/S	3,120,936	94,420
	Vestas Wind Systems A/S	924,726	59,889
	Pandora A/S	458,766	59,887
	AP Moller - Maersk A/S Class B	26,139	41,665
*	Genmab A/S	228,230	37,807
	Carlsberg A/S Class B	436,923	37,632
	DSV A/S	779,304	34,609
	Novozymes A/S	926,519	31,883
	Coloplast A/S Class B	419,943	28,287
	AP Moller - Maersk A/S Class A	18,133	27,365
	ISS A/S	778,625	26,242
	Chr Hansen Holding A/S	368,383	20,374
*	TDC A/S	3,344,315	17,144
	Jyske Bank A/S	294,132	13,987
	GN Store Nord A/S	632,041	13,071
*,2	DONG Energy A/S	326,155	12,337
*	H Lundbeck A/S	249,405	10,126
	Sydbank A/S	283,046	8,769
	Tryg A/S	476,293	8,601
	William Demant Holding A/S	484,149	8,409
	FLSmidth & Co. A/S	201,117	8,339
	NKT Holding A/S	106,224	7,491

9

Vanguard® Developed Markets Index Fund
Schedule of Investments
December 31, 2016

			Market
			Value
		Shares	($000)
	SimCorp A/S	148,926	7,253
	Royal Unibrew A/S	173,789	6,701
*	Topdanmark A/S	234,298	5,937
	Dfds A/S	122,468	5,584
*	Bavarian Nordic A/S	128,472	4,519
	Rockwool International A/S Class B	25,373	4,471
*	Ambu A/S Class B	95,403	3,825
	Spar Nord Bank A/S	327,138	3,747
	Schouw & Co. AB	47,582	3,542
	ALK-Abello A/S	26,206	3,406
2	Scandinavian Tobacco Group A/S	200,482	3,373
	Alm Brand A/S	275,699	2,102
	Matas A/S	137,974	1,882
*	Bang & Olufsen A/S	130,518	1,477
^,*	D/S Norden A/S	92,367	1,442
	Solar A/S Class B	22,355	1,141
			945,501
Finland (1.0%)
	Nokia Oyj	23,929,524	114,770
	Sampo Oyj Class A	1,966,582	87,912
	Kone Oyj Class B	1,587,735	70,946
	UPM-Kymmene Oyj	2,229,716	54,529
	Wartsila OYJ Abp	648,551	29,079
	Fortum Oyj	1,873,333	28,636
	Stora Enso Oyj	2,400,791	25,681
	Elisa Oyj	668,314	21,695
	Nokian Renkaat Oyj	563,140	20,936
	Neste Oyj	535,769	20,503
	Orion Oyj Class B	423,332	18,810
	Metso Oyj	566,919	16,128
	Huhtamaki Oyj	430,451	15,953
	Kesko Oyj Class B	281,065	14,027
	Amer Sports Oyj	494,389	13,119
	Konecranes Oyj	245,262	8,691
	Valmet Oyj	579,275	8,505
	Tieto Oyj	304,797	8,294
	Cargotec Oyj Class B	172,164	7,751
*	Outokumpu Oyj	839,381	7,474
^	Metsa Board Oyj	938,060	6,689
^	Caverion Corp.	595,201	4,953
	Sponda Oyj	960,169	4,413
	YIT Oyj	518,015	4,123
	Kemira Oyj	316,290	4,032
	Citycon Oyj	1,592,046	3,910
^,*	Outotec Oyj	743,653	3,888
	Uponor Oyj	219,666	3,812
	Sanoma Oyj	349,320	3,030
	Cramo Oyj	100,707	2,519
	Oriola-KD Oyj	500,686	2,266
	Ramirent Oyj	265,813	2,065
	Raisio Oyj	512,417	1,924
*	Finnair Oyj	248,430	1,053
	F-Secure Oyj	252,727	923
^,*	Stockmann OYJ Abp Class B	110,844	822
			643,861
France (7.8%)
	TOTAL SA	9,081,291	465,800
	Sanofi	4,663,865	377,146
	BNP Paribas SA	4,082,344	259,793
	AXA SA	8,064,487	203,297
	LVMH Moet Hennessy Louis Vuitton SE	1,047,143	199,661
	Schneider Electric SE	2,276,732	158,162
	Airbus SE	2,289,860	151,243
	Societe Generale SA	3,063,199	150,669

10

Vanguard® Developed Markets Index Fund
Schedule of Investments
December 31, 2016

		Market
		Value
	Shares	($000)
Danone SA	2,372,526	150,131
Vinci SA	1,953,666	132,898
Air Liquide SA	1,092,866	121,526
Orange SA	7,989,535	121,153
L'Oreal SA	636,881	116,082
Unibail-Rodamco SE	409,444	97,573
Pernod Ricard SA	882,487	95,503
Essilor International SA	846,246	95,481
Cie de Saint-Gobain	1,988,380	92,495
Safran SA	1,226,742	88,232
Vivendi SA	4,550,737	86,314
Cie Generale des Etablissements Michelin	755,903	84,026
Engie SA	6,025,622	76,700
Kering	311,671	69,909
L'Oreal SA Loyalty Line	368,925	67,242
Renault SA	720,832	64,022
Legrand SA	1,113,351	63,166
Air Liquide SA (Prime de fidelite)	545,732	60,685
Publicis Groupe SA	850,909	58,632
Carrefour SA	2,364,945	56,939
* Valeo SA	987,784	56,707
Capgemini SA	661,857	55,761
Credit Agricole SA	3,762,831	46,579
Christian Dior SE	216,379	45,334
Thales SA	451,126	43,706
Sodexo SA	371,204	42,619
Hermes International	99,154	40,675
Dassault Systemes SE	532,228	40,511
Atos SE	379,063	39,952
Veolia Environnement SA	2,116,083	35,956
Technip SA	489,786	34,888
Klepierre	871,415	34,193
SES SA Class A	1,499,506	32,993
STMicroelectronics NV	2,604,944	29,526
Arkema SA	296,354	28,969
Bouygues SA	808,673	28,950
Accor SA	731,143	27,237
* Peugeot SA	1,636,948	26,661
Teleperformance	239,134	23,975
Gecina SA	165,818	22,903
SCOR SE	659,751	22,769
Natixis SA	3,867,596	21,780
Eiffage SA	310,366	21,618
Bureau Veritas SA	1,087,768	21,053
Rexel SA	1,278,401	21,004
Suez	1,389,737	20,477
Zodiac Aerospace	839,576	19,252
Iliad SA	98,202	18,859
Groupe Eurotunnel SE	1,938,659	18,417
Ingenico Group SA	229,012	18,272
* Alstom SA	642,670	17,673
Edenred	861,729	17,063
Eurofins Scientific SE	39,201	16,701
Societe BIC SA	112,389	15,271
SEB SA	112,213	15,205
Wendel SA	125,366	15,086
Bollore SA	4,130,011	14,542
Orpea	175,158	14,141
Eutelsat Communications SA	728,780	14,093
Fonciere Des Regions	153,941	13,422
2 Elior Group	572,576	13,080
Lagardere SCA	469,078	13,019
Aeroports de Paris	120,529	12,907
Rubis SCA	154,000	12,684

11

Vanguard® Developed Markets Index Fund
Schedule of Investments
December 31, 2016

			Market
			Value
		Shares	($000)
	CNP Assurances	670,554	12,412
2	Euronext NV	293,856	12,112
	Faurecia	311,086	12,049
	Credit Agricole SA Loyalty Line	951,298	11,776
	Imerys SA	152,489	11,553
*	Ubisoft Entertainment SA	324,601	11,535
	Casino Guichard Perrachon SA	235,600	11,289
*	SFR Group SA	391,881	11,048
	ICADE	151,589	10,804
	Ipsen SA	147,881	10,685
^	Electricite de France SA	995,732	10,131
	Eurazeo SA	173,136	10,122
	JCDecaux SA	312,086	9,177
	BioMerieux	59,985	8,953
	Remy Cointreau SA	104,713	8,925
*,2	Amundi SA	169,408	8,859
	Nexity SA	182,979	8,558
^,*	Vallourec SA	1,238,340	8,509
	Technicolor SA	1,480,595	8,006
	Cie Plastic Omnium SA	239,597	7,641
	Altran Technologies SA	517,664	7,555
*	Nexans SA	141,747	7,331
*	Sartorius Stedim Biotech	107,002	6,751
	Alten SA	95,001	6,670
	Elis SA	348,549	6,216
*	DBV Technologies SA	89,173	6,215
	Sopra Steria Group	53,632	6,085
	Euler Hermes Group	68,374	6,005
	Havas SA	664,876	5,598
	SPIE SA	246,449	5,187
	Metropole Television SA	276,533	5,140
	IPSOS	149,888	4,709
	Korian SA	157,431	4,611
*,2	Worldline SA	161,346	4,546
	Neopost SA	140,205	4,379
	Television Francaise 1	425,056	4,219
	Vicat SA	65,893	3,999
*	Groupe Fnac SA	57,167	3,862
	Mercialys SA	186,680	3,781
	Tarkett SA	101,043	3,624
	Gaztransport Et Technigaz SA	74,619	3,224
*	Virbac SA	18,132	3,189
^,*	Air France-KLM	583,461	3,174
	Trigano SA	38,851	3,038
*,2	Europcar Groupe SA	295,330	2,992
	Faiveley Transport SA	28,115	2,963
^,*	Genfit	117,641	2,596
*	Etablissements Maurel et Prom	543,974	2,412
	Electricite de France SA Loyalty Line	229,038	2,330
*	Eramet	36,828	2,194
	Beneteau SA	145,779	2,109
	Coface SA	313,430	2,044
	Boiron SA	21,436	1,899
	Rallye SA	84,716	1,640
*	Vilmorin & Cie SA	25,543	1,608
	FFP	19,762	1,503
	Guerbet	19,442	1,456
	Bonduelle SCA	55,234	1,454
^	Bourbon Corp.	109,675	1,413
	Derichebourg SA	314,745	1,391
^	CGG SA	90,262	1,298
	Assystem	45,434	1,266
	Interparfums SA	42,806	1,235
	Albioma SA	67,787	1,180

12

Vanguard® Developed Markets Index Fund
Schedule of Investments
December 31, 2016

			Market
			Value
		Shares	($000)
	Jacquet Metal Service	51,787	1,079
	Mersen SA	49,989	1,069
^,*	Parrot SA	76,740	838
	Direct Energie	22,243	836
	GL Events	40,997	734
	Manitou BF SA	35,552	699
	Haulotte Group SA	42,771	633
*	Esso SA Francaise	9,562	414
	Union Financiere de France BQE SA	16,273	408
*	Stallergenes Greer plc	11,334	369
*	Euro Disney SCA	88,874	113
			5,278,390
Germany (7.6%)
	Siemens AG	3,176,717	388,958
	Bayer AG	3,458,276	360,296
	BASF SE	3,854,879	357,258
	SAP SE	3,735,402	323,132
	Daimler AG	4,293,385	318,637
	Allianz SE	1,902,949	314,060
	Deutsche Telekom AG	13,461,498	230,962
	adidas AG	836,256	131,893
	Deutsche Post AG	3,977,177	130,432
	Fresenius SE & Co. KGaA	1,664,525	129,851
	Linde AG	774,391	127,030
	Bayerische Motoren Werke AG	1,361,345	126,791
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	597,522	112,859
	Volkswagen AG Preference Shares	768,583	107,538
*	Deutsche Bank AG	5,775,699	104,768
	Henkel AG & Co. KGaA Preference Shares	738,230	87,879
	Continental AG	452,570	87,191
	Infineon Technologies AG	4,699,978	81,298
	Fresenius Medical Care AG & Co. KGaA	910,124	76,925
	Vonovia SE	1,952,609	63,396
*	Deutsche Boerse AG	749,845	61,019
	HeidelbergCement AG	605,693	56,378
	Merck KGaA	536,162	55,826
	E.ON SE	7,852,326	55,241
	Henkel AG & Co. KGaA	469,787	48,893
	Deutsche Wohnen AG	1,411,007	44,258
	thyssenkrupp AG	1,778,477	42,248
	ProSiebenSat.1 Media SE	950,516	36,587
	Brenntag AG	646,604	35,841
	Beiersdorf AG	417,571	35,372
	Porsche Automobil Holding SE Preference Shares	640,394	34,786
	Commerzbank AG	4,294,003	32,694
	Symrise AG	508,976	30,924
	GEA Group AG	741,843	29,771
*	QIAGEN NV	975,118	27,326
	Hannover Rueck SE	248,984	26,897
*	RWE AG	2,030,197	25,192
	LANXESS AG	380,728	24,931
	MTU Aero Engines AG	212,831	24,550
	METRO AG	711,888	23,661
^	Wirecard AG	480,185	20,604
	LEG Immobilien AG	260,584	20,211
	United Internet AG	493,790	19,269
^	K&S AG	801,367	19,089
	Evonik Industries AG	639,056	19,050
	OSRAM Licht AG	351,591	18,411
*,2	Innogy SE	529,488	18,399
	Volkswagen AG	124,736	17,903
*,2	Covestro AG	260,512	17,831
	Bayerische Motoren Werke AG Preference Shares	223,818	17,093
*,2	Zalando SE	444,097	16,918

13

Vanguard® Developed Markets Index Fund
Schedule of Investments
December 31, 2016

			Market
			Value
		Shares	($000)
	HUGO BOSS AG	269,786	16,470
	KION Group AG	275,254	15,283
	MAN SE	145,811	14,473
	STADA Arzneimittel AG	258,090	13,333
*	KUKA AG	108,937	13,168
	Freenet AG	465,661	13,087
*	Dialog Semiconductor plc	299,224	12,572
	Deutsche Lufthansa AG	968,285	12,482
	Fuchs Petrolub SE Preference Shares	296,652	12,427
	Telefonica Deutschland Holding AG	2,883,586	12,326
	RTL Group SA	162,249	11,887
	Rheinmetall AG	175,353	11,768
	HOCHTIEF AG	83,474	11,654
*	Uniper SE	819,261	11,277
	Aurubis AG	187,794	10,808
	Sartorius AG Preference Shares	142,259	10,540
	Gerresheimer AG	135,571	10,055
	Aareal Bank AG	253,466	9,506
	Axel Springer SE	192,826	9,350
	Fraport AG Frankfurt Airport Services Worldwide	155,155	9,155
	TUI AG-DI	619,859	8,677
	Suedzucker AG	331,798	7,909
	Software AG	216,392	7,843
	Deutsche EuroShop AG	192,648	7,836
^	Drillisch AG	181,898	7,813
	TAG Immobilien AG	582,196	7,672
	Rational AG	17,129	7,639
	Hella KGaA Hueck & Co.	184,624	6,949
	alstria office REIT-AG	552,363	6,913
	Fielmann AG	103,724	6,845
	Wacker Chemie AG	64,357	6,680
	Leoni AG	182,441	6,487
^,*	MorphoSys AG	125,380	6,417
	Norma Group SE	147,968	6,303
	Jungheinrich AG Preference Shares	200,880	5,753
	Salzgitter AG	161,371	5,662
^,*	Nordex SE	263,163	5,637
*	Kloeckner & Co. SE	437,884	5,468
	Krones AG	59,589	5,442
2	Deutsche Pfandbriefbank AG	567,764	5,438
	Talanx AG	161,367	5,389
	FUCHS PETROLUB SE	134,434	5,221
^,*	Bilfinger SE	134,690	5,186
	Bechtle AG	49,380	5,134
	Indus Holding AG	91,335	4,954
	GRENKE AG	30,769	4,822
	TLG Immobilien AG	253,761	4,777
^	Stroeer SE & Co. KGaA	104,153	4,565
	Pfeiffer Vacuum Technology AG	48,927	4,563
	Nemetschek SE	78,459	4,562
	Duerr AG	56,754	4,551
	RHOEN-KLINIKUM AG	158,931	4,290
*	Schaeffler AG Preference Shares	289,391	4,270
	CTS Eventim AG & Co. KGaA	133,112	4,192
	CompuGroup Medical SE	98,027	4,020
2	ADO Properties SA	117,953	3,987
	DMG Mori AG	83,326	3,781
*,2	Tele Columbus AG	395,874	3,291
*	zooplus AG	24,946	3,187
	Sixt SE	57,299	3,069
	Takkt AG	135,640	3,065
	Puma SE	10,943	2,873
	Jenoptik AG	165,335	2,850
*	PATRIZIA Immobilien AG	168,766	2,801

14

Vanguard® Developed Markets Index Fund
Schedule of Investments
December 31, 2016

			Market
			Value
		Shares	($000)
*	SGL Carbon SE	318,834	2,800
*	Vossloh AG	44,463	2,791
	Sixt SE Preference Shares	67,599	2,776
*	KWS Saat SE	9,274	2,751
	BRAAS Monier Building Group SA	101,917	2,700
	Draegerwerk AG & Co. KGaA Preference Shares	30,382	2,539
^,*	Heidelberger Druckmaschinen AG	938,696	2,497
	Carl Zeiss Meditec AG	64,910	2,388
	Deutsche Boerse AG	26,630	2,137
*	Diebold Nixdorf AG	30,363	2,106
	XING AG	11,303	2,086
	Deutz AG	361,670	2,029
	Bertrandt AG	19,235	1,955
^	ElringKlinger AG	115,772	1,932
	BayWa AG	52,942	1,714
	DIC Asset AG	172,844	1,654
	Wacker Neuson SE	101,996	1,652
*,2	Hapag-Lloyd AG	66,862	1,544
*	Wuestenrot & Wuerttembergische AG	77,476	1,513
*	HeidelbergCement AG (Milan Shares)	15,888	1,481
	Hamburger Hafen und Logistik AG	73,709	1,370
	Deutsche Beteiligungs AG	40,349	1,306
	comdirect bank AG	120,035	1,218
	RWE AG Preference Shares	132,290	1,211
	Biotest AG Preference Shares	85,452	1,203
	Gerry Weber International AG	99,141	1,145
*	AIXTRON SE	349,052	1,136
^	SMA Solar Technology AG	40,163	1,059
*	H&R GmbH & Co. KGaA	60,790	956
	Draegerwerk AG & Co. KGaA	13,712	939
	Hornbach Baumarkt AG	29,547	860
	CropEnergies AG	74,938	402
	Biotest AG	20,745	347
			5,150,928
Hong Kong (3.1%)
	AIA Group Ltd.	50,312,718	281,844
	CK Hutchison Holdings Ltd.	11,771,612	132,883
	Hong Kong Exchanges & Clearing Ltd.	5,053,550	118,851
	Sun Hung Kai Properties Ltd.	5,905,199	74,361
	Cheung Kong Property Holdings Ltd.	11,796,946	72,044
	Link REIT	9,432,989	61,155
	Hang Seng Bank Ltd.	3,218,920	59,694
	CLP Holdings Ltd.	6,485,059	59,474
	Hong Kong & China Gas Co. Ltd.	31,399,465	55,458
	BOC Hong Kong Holdings Ltd.	14,871,349	52,965
	Power Assets Holdings Ltd.	5,562,436	48,933
	Jardine Matheson Holdings Ltd.	867,850	47,886
	Sands China Ltd.	10,127,489	43,692
	Galaxy Entertainment Group Ltd.	8,978,248	38,886
	Wharf Holdings Ltd.	5,123,552	33,938
	Jardine Strategic Holdings Ltd.	934,268	30,913
	Hongkong Land Holdings Ltd.	4,842,153	30,504
	MTR Corp. Ltd.	5,861,247	28,417
	AAC Technologies Holdings Inc.	2,947,848	26,683
2	WH Group Ltd.	31,919,809	25,730
	Henderson Land Development Co. Ltd.	4,794,276	25,410
	New World Development Co. Ltd.	22,135,740	23,322
	China Mengniu Dairy Co. Ltd.	11,423,464	21,904
	Cheung Kong Infrastructure Holdings Ltd.	2,660,871	21,134
	Swire Pacific Ltd. Class A	2,149,421	20,453
	Sino Land Co. Ltd.	13,109,352	19,547
	Wheelock & Co. Ltd.	3,407,305	19,123
	Techtronic Industries Co. Ltd.	5,257,449	18,814
	Bank of East Asia Ltd.	4,907,643	18,736

15

Vanguard® Developed Markets Index Fund
Schedule of Investments
December 31, 2016

			Market
			Value
		Shares	($000)
	Hang Lung Properties Ltd.	8,392,484	17,697
^	Semiconductor Manufacturing International Corp.	10,997,308	17,193
	Want Want China Holdings Ltd.	24,911,090	15,910
	Samsonite International SA	5,373,989	15,298
	Swire Properties Ltd.	4,873,154	13,415
	Hang Lung Group Ltd.	3,655,000	12,683
	Yue Yuen Industrial Holdings Ltd.	3,175,993	11,512
	Hysan Development Co. Ltd.	2,642,584	10,898
	Li & Fung Ltd.	24,814,826	10,875
	ASM Pacific Technology Ltd.	1,020,264	10,790
	Tingyi Cayman Islands Holding Corp.	8,400,494	10,184
	NWS Holdings Ltd.	5,977,324	9,717
	Wynn Macau Ltd.	6,052,841	9,568
	PCCW Ltd.	17,692,278	9,564
	VTech Holdings Ltd.	684,515	9,139
	Hopewell Holdings Ltd.	2,470,187	8,508
	Sun Art Retail Group Ltd.	9,587,883	8,401
	Minth Group Ltd.	2,458,000	7,632
	PRADA SPA	2,126,324	7,188
	First Pacific Co. Ltd.	9,981,738	6,963
	Kerry Properties Ltd.	2,493,924	6,744
	MGM China Holdings Ltd.	3,249,871	6,713
	Xinyi Glass Holdings Ltd.	8,187,077	6,670
	Vitasoy International Holdings Ltd.	3,252,000	6,516
	SJM Holdings Ltd.	8,117,211	6,334
^	Kingston Financial Group Ltd.	14,624,000	6,290
	Fortune REIT	5,467,000	6,277
	Great Eagle Holdings Ltd.	1,284,688	6,111
*	Esprit Holdings Ltd.	7,713,303	6,046
	Shangri-La Asia Ltd.	5,689,753	5,992
	Cathay Pacific Airways Ltd.	4,324,101	5,675
	Champion REIT	10,045,556	5,430
	Haitong International Securities Group Ltd.	9,315,745	5,310
	Cafe de Coral Holdings Ltd.	1,566,690	5,071
	Dah Sing Financial Holdings Ltd.	694,220	4,687
^	China Goldjoy Group Ltd.	39,156,000	4,527
	Melco International Development Ltd.	3,282,460	4,436
	Man Wah Holdings Ltd.	6,525,200	4,406
^	Xinyi Solar Holdings Ltd.	12,266,978	3,970
	Television Broadcasts Ltd.	1,193,349	3,918
	Johnson Electric Holdings Ltd.	1,483,364	3,909
	Uni-President China Holdings Ltd.	5,406,722	3,805
	Orient Overseas International Ltd.	882,305	3,650
	Luk Fook Holdings International Ltd.	1,375,000	3,583
^	Chow Tai Fook Jewellery Group Ltd.	4,664,617	3,559
	L'Occitane International SA	1,877,961	3,553
	NagaCorp Ltd.	6,018,000	3,469
	FIH Mobile Ltd.	10,981,964	3,462
*	Freeman FinTech Corp. Ltd.	53,395,077	3,432
*	China Baoli Technologies Holdings Ltd.	116,125,000	3,430
^	Value Partners Group Ltd.	4,297,000	3,394
^,*	Brightoil Petroleum Holdings Ltd.	11,825,536	3,348
	Nexteer Automotive Group Ltd.	2,809,000	3,326
*	Huabao International Holdings Ltd.	7,846,959	3,320
	Shui On Land Ltd.	15,250,520	3,280
*	Global Brands Group Holding Ltd.	24,026,428	3,178
	Kerry Logistics Network Ltd.	2,435,862	3,066
	HKBN Ltd.	2,782,500	3,049
	Guotai Junan International Holdings Ltd.	9,926,844	3,040
	BEP International Holdings Ltd.	51,370,000	2,934
^	China Travel International Investment Hong Kong Ltd.	10,663,704	2,919
	Shougang Fushan Resources Group Ltd.	14,605,711	2,847
^	United Co. RUSAL plc	6,686,435	2,820
	SITC International Holdings Co. Ltd.	4,609,000	2,796

16

Vanguard® Developed Markets Index Fund
Schedule of Investments
December 31, 2016

			Market
			Value
		Shares	($000)
^,*	KuangChi Science Ltd.	7,323,000	2,695
	Shun Tak Holdings Ltd.	7,777,228	2,679
	CP Pokphand Co. Ltd.	21,524,000	2,659
	IGG Inc.	3,926,000	2,630
	Town Health International Medical Group Ltd.	16,312,000	2,625
	Dah Sing Banking Group Ltd.	1,388,584	2,545
	Lifestyle International Holdings Ltd.	1,968,030	2,531
	Sunlight REIT	4,365,000	2,512
	Giordano International Ltd.	4,652,000	2,508
	Stella International Holdings Ltd.	1,553,500	2,499
*	MMG Ltd.	9,423,576	2,404
	Pou Sheng International Holdings Ltd.	8,302,000	2,380
*	Pacific Basin Shipping Ltd.	14,550,000	2,336
	Yuexiu REIT	4,332,000	2,282
	SEA Holdings Ltd.	910,000	2,259
	Pacific Textiles Holdings Ltd.	1,957,000	2,121
^,*,2	IMAX China Holding Inc.	431,700	2,109
	K Wah International Holdings Ltd.	4,548,000	2,103
	Truly International Holdings Ltd.	5,414,000	2,100
^	Towngas China Co. Ltd.	3,899,066	2,047
2	BOC Aviation Ltd.	406,300	1,991
	SmarTone Telecommunications Holdings Ltd.	1,467,500	1,970
	Hopewell Highway Infrastructure Ltd.	3,750,160	1,965
^	Vision Fame International Holding Ltd.	6,194,000	1,952
*	China Oceanwide Holdings Ltd.	18,585,156	1,838
	Prosperity REIT	4,597,000	1,812
*	Nan Hai Corp. Ltd.	50,300,000	1,680
	Chow Sang Sang Holdings International Ltd.	903,000	1,673
	Dynam Japan Holdings Co. Ltd.	1,094,400	1,672
	Texwinca Holdings Ltd.	2,555,930	1,668
	G-Resources Group Ltd.	89,010,000	1,625
	SA Sa International Holdings Ltd.	4,054,227	1,607
^	Goodbaby International Holdings Ltd.	3,323,000	1,587
	Hutchison Telecommunications Hong Kong Holdings Ltd.	4,884,435	1,572
	Yingde Gases Group Co. Ltd.	4,206,000	1,549
	CITIC Telecom International Holdings Ltd.	5,171,000	1,549
^	China LNG Group Ltd.	66,320,000	1,546
	Far East Consortium International Ltd.	3,563,000	1,516
^,*	HC International Inc.	2,066,000	1,510
*	GCL New Energy Holdings Ltd.	24,506,000	1,432
	Canvest Environmental Protection Group Co. Ltd.	2,903,000	1,430
^,*	United Photovoltaics Group Ltd.	14,916,000	1,399
	Kowloon Development Co. Ltd.	1,439,266	1,360
*	Convoy Global Holdings Ltd.	45,516,000	1,350
^,*	United Laboratories International Holdings Ltd.	1,974,000	1,338
^	Chong Hing Bank Ltd.	689,000	1,328
	Gemdale Properties & Investment Corp. Ltd.	21,666,000	1,324
^,*	China Strategic Holdings Ltd.	57,390,000	1,307
	Sun Hung Kai & Co. Ltd.	2,104,000	1,299
*	Microport Scientific Corp.	1,717,148	1,289
^,*	Macau Legend Development Ltd.	6,202,505	1,250
^,*	Sino Oil And Gas Holdings Ltd.	50,465,000	1,247
	TCC International Holdings Ltd.	5,128,000	1,193
	Lai Sun Development Co. Ltd.	61,297,500	1,149
	Emperor Capital Group Ltd.	12,630,000	1,135
^,2	Regina Miracle International Holdings Ltd.	1,368,000	1,131
^,*	China Ocean Industry Group Ltd.	40,610,000	1,130
*	Beijing Enterprises Medical & Health Group Ltd.	19,734,000	1,066
	Spring REIT	2,562,000	1,062
^,*	China Financial International Investments Ltd.	18,080,000	1,035
	China Harmony New Energy Auto Holding Ltd.	2,893,500	1,033
^	NewOcean Energy Holdings Ltd.	3,674,000	973
^,*	China LotSynergy Holdings Ltd.	28,660,000	920
*	China Medical & HealthCare Group Ltd.	17,980,000	901

17

Vanguard® Developed Markets Index Fund
Schedule of Investments
December 31, 2016

			Market
			Value
		Shares	($000)
	Ju Teng International Holdings Ltd.	2,912,000	897
*	NetMind Financial Holdings Ltd.	113,792,000	879
	China Aerospace International Holdings Ltd.	6,918,000	871
^,*	13 Holdings Ltd.	2,947,500	863
*	Mei Ah Entertainment Group Ltd.	12,840,000	857
^,*	Summit Ascent Holdings Ltd.	3,282,000	816
^	Lee's Pharmaceutical Holdings Ltd.	1,004,000	811
	Liu Chong Hing Investment Ltd.	590,000	787
^	China Silver Group Ltd.	4,078,000	780
	Road King Infrastructure Ltd.	923,000	765
*	Honghua Group Ltd.	7,388,000	721
	APT Satellite Holdings Ltd.	1,493,500	717
	Shenwan Hongyuan HK Ltd.	1,625,000	703
^,*	Anton Oilfield Services Group	4,692,000	655
^	Technovator International Ltd.	1,628,000	618
	Parkson Retail Group Ltd.	5,584,994	610
^,2	CGN New Energy Holdings Co. Ltd.	4,050,000	597
^,*	TOM Group Ltd.	2,598,000	588
^,*	Good Resources Holdings Ltd.	9,399,595	578
*	Singamas Container Holdings Ltd.	5,076,000	548
	TPV Technology Ltd.	3,224,000	547
*	New Sports Group Ltd.	39,640,000	541
*	Midland Holdings Ltd.	2,023,500	516
*	Yanchang Petroleum International Ltd.	17,790,000	510
*	Qianhai Health Holdings Ltd.	26,497,500	493
	AMVIG Holdings Ltd.	1,380,000	486
*	China Innovative Finance Group Ltd.	6,648,000	479
	EVA Precision Industrial Holdings Ltd.	4,112,000	454
^,*	Emperor Watch & Jewellery Ltd.	12,340,000	445
*	Tou Rong Chang Fu Group Ltd.	18,912,000	435
*	Xinchen China Power Holdings Ltd.	2,932,000	432
	Inspur International Ltd.	1,950,000	427
	Varitronix International Ltd.	1,021,000	426
*	Lifestyle China Group Ltd.	1,702,530	405
*	Peace Map Holding Ltd.	26,420,000	390
*	New Focus Auto Tech Holdings Ltd.	6,176,000	389
	Yip's Chemical Holdings Ltd.	958,000	384
^,*	Suncorp Technologies Ltd.	51,860,000	366
	Henderson Investment Ltd.	4,077,000	331
*	SOCAM Development Ltd.	944,000	317
^,*	Haier Healthwise Holdings Ltd.	11,514,000	316
^,*	Sincere Watch Hong Kong Ltd.	12,270,000	315
^,*	Sunshine Oilsands Ltd.	7,261,500	308
*	Trinity Ltd.	4,062,000	303
^	China Huarong Energy Co. Ltd.	5,016,191	287
*	Hong Kong Television Network Ltd.	1,511,000	256
*	New World Department Store China Ltd.	1,887,000	242
*	Silver Base Group Holdings Ltd.	3,820,500	231
*	Auto Italia Holdings	10,350,000	160
*	China Healthcare Enterprise Group Ltd.	9,952,000	143
*	Kong Sun Holdings Ltd.	2,925,000	128
	Polytec Asset Holdings Ltd.	1,893,779	127
*	Mason Financial Holdings Ltd.	5,080,000	121
*	GT Group Holdings Ltd.	1,720,000	67
	Midland IC&I Ltd.	10,117,500	59
			2,063,065
Ireland (0.2%)
	Kerry Group plc Class A	609,935	43,572
*	Bank of Ireland	115,150,659	28,202
	Kingspan Group plc	740,797	20,026
	Glanbia plc	737,483	12,241
*	Ryanair Holdings plc ADR	116,049	9,662
*	Ryanair Holdings plc	443,706	6,730
	C&C Group plc	1,320,844	5,344

18

Vanguard® Developed Markets Index Fund
Schedule of Investments
December 31, 2016

		Market
		Value
	Shares	($000)
Green REIT plc	2,827,907	4,076
Hibernia REIT plc	2,767,617	3,579
Origin Enterprises plc	497,536	3,241
Irish Continental Group plc	645,474	3,051
* Permanent TSB Group Holdings plc	455,384	1,314
* Irish Bank Resolution Corp. Ltd.	257,065	—
		141,038
Israel (0.5%)
Teva Pharmaceutical Industries Ltd.	3,738,727	134,621
Bank Hapoalim BM	4,114,608	24,422
* Bank Leumi Le-Israel BM	5,263,816	21,632
Bezeq The Israeli Telecommunication Corp. Ltd.	8,591,261	16,296
Nice Ltd.	228,591	15,684
Elbit Systems Ltd.	100,275	10,130
* Israel Discount Bank Ltd. Class A	4,644,697	9,639
Azrieli Group Ltd.	182,782	7,933
Frutarom Industries Ltd.	155,176	7,921
* Tower Semiconductor Ltd.	415,556	7,897
Israel Chemicals Ltd.	1,865,349	7,615
Mizrahi Tefahot Bank Ltd.	467,920	6,834
Delek Group Ltd.	20,345	4,336
Teva Pharmaceutical Industries Ltd. ADR	95,178	3,450
Gazit-Globe Ltd.	388,549	3,316
Alony Hetz Properties & Investments Ltd.	375,977	3,019
* Paz Oil Co. Ltd.	19,295	2,829
First International Bank Of Israel Ltd.	180,377	2,643
* Airport City Ltd.	241,838	2,404
Melisron Ltd.	55,328	2,358
Strauss Group Ltd.	134,483	2,122
Harel Insurance Investments & Financial Services Ltd.	442,773	2,030
Reit 1 Ltd.	678,236	1,870
* Mazor Robotics Ltd.	168,902	1,864
Amot Investments Ltd.	417,882	1,773
* Partner Communications Co. Ltd.	364,400	1,741
* Cellcom Israel Ltd. (Registered)	205,936	1,651
* Oil Refineries Ltd.	4,517,637	1,587
Shikun & Binui Ltd.	803,030	1,532
* Jerusalem Oil Exploration	35,574	1,518
* Israel Corp. Ltd.	9,012	1,490
IDI Insurance Co. Ltd.	30,133	1,455
* Nova Measuring Instruments Ltd.	108,275	1,441
* Delek Energy Systems Ltd.	2,473	1,359
* Jerusalem Economy Ltd.	596,083	1,242
Formula Systems 1985 Ltd.	27,488	1,101
Delta-Galil Industries Ltd.	37,760	1,093
* Clal Insurance Enterprises Holdings Ltd.	81,391	1,040
Delek Automotive Systems Ltd.	115,622	1,021
Shufersal Ltd.	271,770	1,014
* Compugen Ltd.	196,401	1,000
* Phoenix Holdings Ltd.	287,863	997
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	24,228	977
* Migdal Insurance & Financial Holding Ltd.	1,138,935	930
Big Shopping Centers Ltd.	13,984	918
B Communications Ltd.	41,775	913
Electra Ltd.	5,446	873
* Africa Israel Properties Ltd.	49,714	853
* Menora Mivtachim Holdings Ltd.	91,631	830
* Kenon Holdings Ltd.	66,237	775
Bayside Land Corp.	2,115	767
* Naphtha Israel Petroleum Corp. Ltd.	116,941	753
* Gilat Satellite Networks Ltd.	137,862	694
* AudioCodes Ltd.	106,784	665
* Allot Communications Ltd.	134,631	648
* Norstar Holdings Inc.	40,188	611

19

Vanguard® Developed Markets Index Fund
Schedule of Investments
December 31, 2016

			Market
			Value
		Shares	($000)
*	Ceragon Networks Ltd.	232,496	589
*	Kamada Ltd.	101,369	554
*	Evogene Ltd.	97,330	495
	Property & Building Corp. Ltd.	4,482	346
*	Silicom Ltd.	1,546	64
			340,175
Italy (2.0%)
	Eni SPA	10,326,422	167,403
	Enel SPA	31,850,408	140,005
	Intesa Sanpaolo SPA (Registered)	50,312,545	127,449
	Assicurazioni Generali SPA	5,282,627	78,301
^	UniCredit SPA	24,243,568	69,621
	Atlantia SPA	2,215,210	51,828
	Snam SPA	10,256,068	42,182
*	Telecom Italia SPA (Registered)	47,228,861	41,700
	Fiat Chrysler Automobiles NV	4,464,680	40,615
	Luxottica Group SPA	669,728	35,996
	Tenaris SA	1,970,138	35,168
	CNH Industrial NV	3,839,367	33,314
	Ferrari NV	550,644	32,059
	Terna Rete Elettrica Nazionale SPA	5,963,913	27,275
	Prysmian SPA	882,561	22,620
*	Leonardo SPA	1,597,734	22,377
	EXOR NV	470,815	20,248
	Mediobanca SPA	2,320,332	18,897
	Telecom Italia SPA (Bearer)	25,194,304	18,286
*	Saipem SPA	24,149,875	13,507
^	Mediaset SPA	2,878,501	12,398
2	Poste Italiane SPA	1,860,584	12,338
	Recordati SPA	427,198	12,104
	Davide Campari-Milano SPA	1,201,639	11,737
	Moncler SPA	657,434	11,424
	BPER Banca	2,024,818	10,747
^	Unione di Banche Italiane SPA	3,642,380	9,973
	UnipolSai SPA	4,521,978	9,645
	FinecoBank Banca Fineco SPA	1,669,252	9,333
	Intesa Sanpaolo SPA	3,963,297	9,283
	A2A SPA	6,492,306	8,385
	Banco Popolare SC	3,474,284	8,361
*	Italgas SPA	2,028,258	7,981
	Azimut Holding SPA	472,439	7,858
	Banca Mediolanum SPA	1,048,037	7,518
	Brembo SPA	124,226	7,515
*	Yoox Net-A-Porter Group SPA	259,779	7,346
	Buzzi Unicem SPA	308,076	7,290
	Unipol Gruppo Finanziario SPA	1,996,578	7,179
	Cerved Information Solutions SPA	844,387	6,999
	Hera SPA	3,027,938	6,969
^	Banca Popolare di Milano Scarl	17,977,241	6,761
	Banca Popolare di Sondrio SCPA	1,981,940	6,503
	Salvatore Ferragamo SPA	261,469	6,167
	Interpump Group SPA	357,289	5,846
	DiaSorin SPA	97,560	5,770
	De' Longhi SPA	237,418	5,636
	Banca Generali SPA	231,395	5,504
	Ansaldo STS SPA	407,177	5,075
2	Anima Holding SPA	922,252	4,999
	Autogrill SPA	534,965	4,827
2	Infrastrutture Wireless Italiane SPA	981,368	4,554
	Parmalat SPA	1,356,862	4,230
*	Ei Towers SPA	76,318	4,109
	Societa Cattolica di Assicurazioni SCRL	698,563	4,090
	Industria Macchine Automatiche SPA	63,195	3,827
2	Enav SPA	1,032,202	3,562

20

Vanguard® Developed Markets Index Fund
Schedule of Investments
December 31, 2016

			Market
			Value
		Shares	($000)
^	Tod's SPA	54,735	3,555
	Iren SPA	1,997,506	3,268
	Credito Valtellinese SC	8,005,467	3,126
	Amplifon SPA	315,096	3,001
^	Saras SPA	1,400,092	2,527
	Brunello Cucinelli SPA	117,350	2,512
	Beni Stabili SpA SIIQ	4,326,630	2,470
2	OVS SPA	490,254	2,463
	Danieli & C Officine Meccaniche SPA RSP	154,015	2,451
	MARR SPA	133,261	2,429
	Societa Iniziative Autostradali e Servizi SPA	282,972	2,412
	ACEA SPA	193,966	2,354
	Banca IFIS SPA	81,831	2,236
	Reply SPA	17,533	2,177
	ERG SPA	199,884	2,144
	Salini Impregilo SPA	653,803	2,061
	Buzzi Unicem SPA RSP	156,045	1,899
	Credito Emiliano SPA	302,124	1,809
^	Banca Monte dei Paschi di Siena SPA	113,709	1,759
	Datalogic SPA	78,345	1,541
	Italmobiliare SPA	31,030	1,460
2	RAI Way SPA	378,889	1,428
	ASTM SPA	130,748	1,426
	CIR-Compagnie Industriali Riunite SPA	1,203,287	1,308
^	Piaggio & C SPA	693,880	1,157
	Cairo Communication SPA	285,256	1,141
	Immobiliare Grande Distribuzione SIIQ SPA	1,495,640	1,137
	Danieli & C Officine Meccaniche SPA	55,776	1,133
*	Safilo Group SPA	124,994	1,048
	Astaldi SPA	172,529	980
^,*	Banca Carige SPA	2,804,245	938
^,*	Fincantieri SPA	1,781,437	885
	Cementir Holding SPA	189,507	837
	Zignago Vetro SPA	134,752	783
	Esprinet SPA	104,837	781
^	Geox SPA	323,779	752
*	Arnoldo Mondadori Editore SPA	471,841	581
*	Juventus Football Club SPA	1,812,255	574
	Cofide SPA	1,305,580	524
*	Gruppo Editoriale L'Espresso SPA	636,218	494
	DeA Capital SPA	378,098	477
^,*	Rizzoli Corriere Della Sera Mediagroup SPA	488,250	429
	Falck Renewables SPA	15,703	15
	Credito Valtellinese SC Rights Exp. 01/04/2017	7,978,707	—
			1,381,176
Japan (21.8%)
	Toyota Motor Corp.	11,423,270	669,728
	Mitsubishi UFJ Financial Group Inc.	56,912,717	350,999
	SoftBank Group Corp.	3,588,052	237,436
	Honda Motor Co. Ltd.	7,457,293	217,718
	Sumitomo Mitsui Financial Group Inc.	5,424,694	206,588
	KDDI Corp.	7,751,622	195,752
	Mizuho Financial Group Inc.	104,356,957	187,272
	Japan Tobacco Inc.	4,991,070	163,825
	Sony Corp.	5,260,948	147,001
	FANUC Corp.	814,443	136,252
	Takeda Pharmaceutical Co. Ltd.	3,235,254	134,218
	Keyence Corp.	195,983	134,101
	East Japan Railway Co.	1,555,255	134,092
	Shin-Etsu Chemical Co. Ltd.	1,721,442	133,221
	NTT DOCOMO Inc.	5,466,953	124,347
	Central Japan Railway Co.	754,817	123,933
	Seven & i Holdings Co. Ltd.	3,231,288	122,883
	Mitsubishi Corp.	5,747,012	122,059

21

Vanguard® Developed Markets Index Fund
Schedule of Investments
December 31, 2016

		Market
		Value
	Shares	($000)
Canon Inc.	4,333,853	122,051
Astellas Pharma Inc.	8,797,364	122,049
Tokio Marine Holdings Inc.	2,919,343	119,527
Mitsubishi Electric Corp.	8,283,622	115,218
Murata Manufacturing Co. Ltd.	796,535	106,367
Hitachi Ltd.	19,427,638	104,757
Fuji Heavy Industries Ltd.	2,570,536	104,735
Daikin Industries Ltd.	1,115,294	102,171
Mitsubishi Estate Co. Ltd.	4,969,850	98,724
Kao Corp.	2,063,763	97,688
Mitsui & Co. Ltd.	7,090,885	97,162
Bridgestone Corp.	2,674,193	96,220
Nintendo Co. Ltd.	451,107	93,774
Mitsui Fudosan Co. Ltd.	3,979,710	92,132
Panasonic Corp.	8,967,716	90,952
Denso Corp.	2,075,214	89,766
Komatsu Ltd.	3,930,895	89,035
Nidec Corp.	1,016,588	87,519
ORIX Corp.	5,490,571	85,457
Nissan Motor Co. Ltd.	8,316,989	83,429
Nomura Holdings Inc.	13,971,510	82,602
Dai-ichi Life Holdings Inc.	4,733,830	78,707
ITOCHU Corp.	5,941,373	78,668
Fast Retailing Co. Ltd.	217,992	77,829
Otsuka Holdings Co. Ltd.	1,768,510	77,037
Daiwa House Industry Co. Ltd.	2,684,679	73,212
Nippon Steel & Sumitomo Metal Corp.	3,257,407	72,148
Hoya Corp.	1,623,864	68,088
Kubota Corp.	4,701,601	67,002
MS&AD Insurance Group Holdings Inc.	2,135,190	66,122
Kyocera Corp.	1,309,613	64,931
Eisai Co. Ltd.	1,109,441	63,579
Tokyo Electron Ltd.	670,008	63,014
FUJIFILM Holdings Corp.	1,638,731	62,052
Mitsubishi Heavy Industries Ltd.	13,446,184	61,127
Suzuki Motor Corp.	1,719,819	60,381
Shionogi & Co. Ltd.	1,241,292	59,325
SMC Corp.	248,442	59,110
Secom Co. Ltd.	803,429	58,702
Sumitomo Mitsui Trust Holdings Inc.	1,587,519	56,799
Kirin Holdings Co. Ltd.	3,471,033	56,339
Daiichi Sankyo Co. Ltd.	2,713,252	55,403
Sumitomo Corp.	4,669,256	54,814
Recruit Holdings Co. Ltd.	1,350,454	54,121
Sompo Holdings Inc.	1,549,888	52,342
Shimano Inc.	333,687	52,266
Toray Industries Inc.	6,390,937	51,610
Asahi Group Holdings Ltd.	1,593,541	50,173
Nitto Denko Corp.	648,251	49,631
Terumo Corp.	1,326,720	48,910
Sumitomo Realty & Development Co. Ltd.	1,823,759	48,416
West Japan Railway Co.	766,260	46,938
Resona Holdings Inc.	9,099,399	46,635
Olympus Corp.	1,349,523	46,497
Daito Trust Construction Co. Ltd.	306,701	46,109
Asahi Kasei Corp.	5,281,811	45,958
Oriental Land Co. Ltd.	807,561	45,580
MEIJI Holdings Co. Ltd.	578,106	45,224
Sumitomo Electric Industries Ltd.	3,130,064	45,071
Dentsu Inc.	937,749	44,096
Daiwa Securities Group Inc.	7,116,563	43,822
Nippon Telegraph & Telephone Corp.	1,016,101	42,773
Ajinomoto Co. Inc.	2,119,393	42,648
JX Holdings Inc.	10,025,061	42,360

22

Vanguard® Developed Markets Index Fund
Schedule of Investments
December 31, 2016

		Market
		Value
	Shares	($000)
Ono Pharmaceutical Co. Ltd.	1,913,415	41,702
Shiseido Co. Ltd.	1,643,326	41,533
Fujitsu Ltd.	7,488,758	41,469
Chubu Electric Power Co. Inc.	2,969,984	41,328
Aeon Co. Ltd.	2,876,604	40,657
Sekisui House Ltd.	2,427,996	40,339
Tokyo Gas Co. Ltd.	8,784,601	39,655
* Toshiba Corp.	15,972,646	38,583
Mazda Motor Corp.	2,366,018	38,528
Inpex Corp.	3,840,096	38,385
Marubeni Corp.	6,393,422	36,162
Unicharm Corp.	1,628,521	35,567
Nitori Holdings Co. Ltd.	311,737	35,543
Sysmex Corp.	606,262	35,029
Mitsubishi Chemical Holdings Corp.	5,411,801	34,991
TDK Corp.	505,305	34,648
Aisin Seiki Co. Ltd.	796,984	34,485
* Rakuten Inc.	3,504,425	34,336
Hankyu Hanshin Holdings Inc.	1,069,909	34,259
T&D Holdings Inc.	2,562,467	33,818
Makita Corp.	504,991	33,743
* Kansai Electric Power Co. Inc.	3,036,667	33,105
Japan Exchange Group Inc.	2,289,080	32,648
Toyota Industries Corp.	684,676	32,553
JFE Holdings Inc.	2,149,950	32,512
Osaka Gas Co. Ltd.	8,352,358	32,049
Omron Corp.	829,920	31,715
Taisei Corp.	4,439,057	30,998
Tokyu Corp.	4,156,809	30,503
Yamato Holdings Co. Ltd.	1,498,503	30,376
Sumitomo Chemical Co. Ltd.	6,397,055	30,324
Isuzu Motors Ltd.	2,270,939	28,715
Kintetsu Group Holdings Co. Ltd.	7,527,553	28,685
NEC Corp.	10,522,604	27,831
Asahi Glass Co. Ltd.	4,060,027	27,546
Obayashi Corp.	2,807,491	26,804
Chugai Pharmaceutical Co. Ltd.	922,427	26,459
Kajima Corp.	3,808,117	26,303
* Tokyo Electric Power Co. Holdings Inc.	6,495,243	26,141
Sumitomo Metal Mining Co. Ltd.	2,047,199	26,118
NTT Data Corp.	534,230	25,810
Odakyu Electric Railway Co. Ltd.	1,300,938	25,706
Yamaha Motor Co. Ltd.	1,166,486	25,580
Dai Nippon Printing Co. Ltd.	2,583,230	25,488
Tohoku Electric Power Co. Inc.	2,001,484	25,231
Koito Manufacturing Co. Ltd.	471,205	24,884
Sekisui Chemical Co. Ltd.	1,554,576	24,747
LIXIL Group Corp.	1,089,815	24,701
Toyota Tsusho Corp.	947,997	24,641
Seiko Epson Corp.	1,155,456	24,395
Japan Post Holdings Co. Ltd.	1,946,043	24,231
Concordia Financial Group Ltd.	5,022,820	24,170
TOTO Ltd.	603,725	23,846
Ricoh Co. Ltd.	2,817,560	23,802
Keikyu Corp.	2,053,268	23,783
Suntory Beverage & Food Ltd.	571,244	23,662
Nikon Corp.	1,469,215	22,818
Kikkoman Corp.	710,340	22,664
FamilyMart UNY Holdings Co. Ltd.	339,254	22,574
Bandai Namco Holdings Inc.	812,910	22,375
Shimizu Corp.	2,439,999	22,272
NSK Ltd.	1,906,359	22,017
Kuraray Co. Ltd.	1,464,529	21,961
NGK Insulators Ltd.	1,127,598	21,827

23

Vanguard® Developed Markets Index Fund
Schedule of Investments
December 31, 2016

		Market
		Value
	Shares	($000)
Toppan Printing Co. Ltd.	2,254,927	21,501
Yamaha Corp.	700,236	21,352
NH Foods Ltd.	791,245	21,345
Rohm Co. Ltd.	370,750	21,271
Kyushu Electric Power Co. Inc.	1,960,417	21,238
Tobu Railway Co. Ltd.	4,197,988	20,811
Japan Post Bank Co. Ltd.	1,720,774	20,621
Yahoo Japan Corp.	5,363,154	20,541
Santen Pharmaceutical Co. Ltd.	1,673,920	20,424
Nippon Paint Holdings Co. Ltd.	749,801	20,353
Keio Corp.	2,463,677	20,237
Nissan Chemical Industries Ltd.	595,373	19,846
Yakult Honsha Co. Ltd.	425,433	19,683
Lawson Inc.	278,793	19,569
Tosoh Corp.	2,754,791	19,432
Kawasaki Heavy Industries Ltd.	6,097,877	19,087
Shizuoka Bank Ltd.	2,272,363	19,071
M3 Inc.	756,509	19,019
Alps Electric Co. Ltd.	783,298	18,821
Konica Minolta Inc.	1,896,740	18,798
Ryohin Keikaku Co. Ltd.	95,977	18,786
Mitsubishi Tanabe Pharma Corp.	943,991	18,483
Don Quijote Holdings Co. Ltd.	499,818	18,446
MISUMI Group Inc.	1,118,643	18,376
Nagoya Railroad Co. Ltd.	3,804,821	18,370
Seibu Holdings Inc.	995,985	17,832
Brother Industries Ltd.	989,535	17,789
NGK Spark Plug Co. Ltd.	801,937	17,775
Aozora Bank Ltd.	4,969,328	17,558
Electric Power Development Co. Ltd.	764,366	17,543
Chiba Bank Ltd.	2,821,418	17,296
Stanley Electric Co. Ltd.	632,052	17,219
* Kyushu Railway Co.	656,959	17,200
Yaskawa Electric Corp.	1,109,341	17,200
* Hoshizaki Corp.	217,127	17,190
Shimadzu Corp.	1,080,139	17,160
Mitsui Chemicals Inc.	3,801,760	17,034
* Trend Micro Inc.	473,364	16,801
Amada Holdings Co. Ltd.	1,499,241	16,702
Lion Corp.	1,018,270	16,691
Nippon Express Co. Ltd.	3,107,109	16,683
Nisshin Seifun Group Inc.	1,111,563	16,656
JGC Corp.	916,196	16,598
Taiheiyo Cement Corp.	5,253,210	16,562
Taisho Pharmaceutical Holdings Co. Ltd.	197,992	16,413
Isetan Mitsukoshi Holdings Ltd.	1,520,812	16,376
* IHI Corp.	6,294,533	16,302
Mitsubishi Materials Corp.	531,423	16,255
Suruga Bank Ltd.	724,898	16,185
Nissin Foods Holdings Co. Ltd.	305,438	16,021
Toho Gas Co. Ltd.	1,971,875	16,015
Konami Holdings Corp.	395,728	15,971
Yamada Denki Co. Ltd.	2,934,254	15,799
Hirose Electric Co. Ltd.	127,700	15,792
Sumitomo Heavy Industries Ltd.	2,425,358	15,574
Teijin Ltd.	770,575	15,570
Mebuki Financial Group Inc.	4,132,527	15,274
Hisamitsu Pharmaceutical Co. Inc.	305,441	15,256
JTEKT Corp.	949,729	15,144
Hamamatsu Photonics KK	575,815	15,124
Kansai Paint Co. Ltd.	819,319	15,070
Chugoku Electric Power Co. Inc.	1,282,134	15,007
Oji Holdings Corp.	3,677,002	14,953
Mitsubishi Motors Corp.	2,613,657	14,858

24

Vanguard® Developed Markets Index Fund
Schedule of Investments
December 31, 2016

			Market
			Value
		Shares	($000)
	Kyowa Hakko Kirin Co. Ltd.	1,074,855	14,826
	Yokogawa Electric Corp.	1,024,606	14,793
*	Asics Corp.	737,496	14,697
	USS Co. Ltd.	913,490	14,511
^,*	Sharp Corp.	6,089,168	14,089
	Keihan Holdings Co. Ltd.	2,146,734	14,081
	J Front Retailing Co. Ltd.	1,038,738	13,985
	Fukuoka Financial Group Inc.	3,138,876	13,921
	Keisei Electric Railway Co. Ltd.	573,211	13,880
	Daicel Corp.	1,259,445	13,846
	Nomura Research Institute Ltd.	452,732	13,759
	Toho Co. Ltd.	487,385	13,749
	Toyo Suisan Kaisha Ltd.	377,602	13,661
	Tsuruha Holdings Inc.	144,325	13,659
	Mitsubishi Gas Chemical Co. Inc.	798,742	13,610
	Marui Group Co. Ltd.	923,939	13,461
	Rinnai Corp.	167,044	13,441
^	Casio Computer Co. Ltd.	950,046	13,389
	ANA Holdings Inc.	4,959,353	13,341
	Mitsui OSK Lines Ltd.	4,806,892	13,267
	Disco Corp.	109,243	13,208
	Hulic Co. Ltd.	1,481,037	13,140
	Minebea Co. Ltd.	1,398,718	13,052
	Start Today Co. Ltd.	750,257	12,924
	Fuji Electric Co. Ltd.	2,464,435	12,726
	Tokyu Fudosan Holdings Corp.	2,157,277	12,705
	TonenGeneral Sekiyu KK	1,202,362	12,661
	Sega Sammy Holdings Inc.	849,465	12,623
	Shinsei Bank Ltd.	7,536,114	12,610
	Nippon Yusen KK	6,773,997	12,545
	Toyo Seikan Group Holdings Ltd.	673,435	12,523
	JSR Corp.	787,469	12,395
	Alfresa Holdings Corp.	749,175	12,374
	Hakuhodo DY Holdings Inc.	1,003,604	12,358
	Obic Co. Ltd.	282,813	12,335
	Advantest Corp.	729,683	12,245
	Sojitz Corp.	5,017,429	12,148
	Credit Saison Co. Ltd.	676,173	12,033
	Nankai Electric Railway Co. Ltd.	2,362,069	11,968
	Haseko Corp.	1,172,972	11,893
*	Kobe Steel Ltd.	1,249,057	11,876
	Pigeon Corp.	464,903	11,854
	Mabuchi Motor Co. Ltd.	227,541	11,824
	Tokyo Tatemono Co. Ltd.	879,976	11,748
	Sumitomo Rubber Industries Ltd.	741,679	11,735
	Hiroshima Bank Ltd.	2,514,451	11,717
	Nabtesco Corp.	502,028	11,637
	Kobayashi Pharmaceutical Co. Ltd.	272,342	11,632
	Bank of Kyoto Ltd.	1,558,540	11,553
	Park24 Co. Ltd.	426,345	11,545
	Hino Motors Ltd.	1,135,285	11,535
	Sumitomo Dainippon Pharma Co. Ltd.	669,388	11,490
	Idemitsu Kosan Co. Ltd.	432,077	11,461
	Iida Group Holdings Co. Ltd.	603,150	11,434
	Suzuken Co. Ltd.	348,406	11,380
	Kewpie Corp.	468,913	11,373
	Sony Financial Holdings Inc.	723,827	11,283
	Yamaguchi Financial Group Inc.	1,025,252	11,162
	Ebara Corp.	391,827	11,138
	Air Water Inc.	617,749	11,128
	Hitachi Metals Ltd.	824,241	11,097
	Hitachi High-Technologies Corp.	275,585	11,084
	Sohgo Security Services Co. Ltd.	287,613	11,040
	Shimamura Co. Ltd.	88,165	10,993

25

Vanguard® Developed Markets Index Fund
Schedule of Investments
December 31, 2016

			Market
			Value
		Shares	($000)
	Kyushu Financial Group Inc.	1,622,220	10,991
	Miraca Holdings Inc.	245,690	10,989
	Nippon Shinyaku Co. Ltd.	219,934	10,825
	Kurita Water Industries Ltd.	491,402	10,811
	Takashimaya Co. Ltd.	1,300,349	10,704
	Hitachi Chemical Co. Ltd.	427,024	10,653
	Chugoku Bank Ltd.	739,722	10,609
	THK Co. Ltd.	475,084	10,492
	SBI Holdings Inc.	820,589	10,426
	Ezaki Glico Co. Ltd.	222,269	10,403
	DIC Corp.	342,987	10,394
*	Otsuka Corp.	222,356	10,372
	Kaneka Corp.	1,269,336	10,325
	MediPal Holdings Corp.	653,612	10,296
	CyberAgent Inc.	414,598	10,208
	SCREEN Holdings Co. Ltd.	164,967	10,196
	Gunma Bank Ltd.	1,864,093	10,187
*	Yamazaki Baking Co. Ltd.	523,721	10,097
	Hachijuni Bank Ltd.	1,738,634	10,060
	Nippon Electric Glass Co. Ltd.	1,835,400	9,903
	DeNA Co. Ltd.	451,665	9,871
	Calbee Inc.	313,946	9,821
	Sumco Corp.	762,770	9,806
	Nifco Inc.	185,030	9,749
	Kose Corp.	116,522	9,661
	NOK Corp.	474,803	9,603
	Kakaku.com Inc.	580,962	9,599
	Calsonic Kansei Corp.	624,586	9,573
	Mitsubishi UFJ Lease & Finance Co. Ltd.	1,839,219	9,486
	Hokuhoku Financial Group Inc.	549,403	9,465
	Temp Holdings Co. Ltd.	609,969	9,433
	Nichirei Corp.	455,561	9,419
	Ube Industries Ltd.	4,447,060	9,293
	Sundrug Co. Ltd.	133,945	9,261
	Hitachi Construction Machinery Co. Ltd.	428,348	9,260
	Kamigumi Co. Ltd.	963,285	9,175
	Nippon Shokubai Co. Ltd.	147,091	9,160
	Nomura Real Estate Holdings Inc.	533,148	9,047
	COMSYS Holdings Corp.	493,560	9,024
	Hokuriku Electric Power Co.	780,733	8,733
^	Japan Airport Terminal Co. Ltd.	241,620	8,731
	Maruichi Steel Tube Ltd.	265,691	8,634
	Denka Co. Ltd.	1,956,641	8,614
	Asahi Intecc Co. Ltd.	212,891	8,605
	Hikari Tsushin Inc.	92,103	8,574
	Matsumotokiyoshi Holdings Co. Ltd.	174,033	8,562
	Square Enix Holdings Co. Ltd.	333,066	8,539
	AEON Financial Service Co. Ltd.	481,097	8,521
	Sotetsu Holdings Inc.	1,718,352	8,469
	Azbil Corp.	300,201	8,435
	Daifuku Co. Ltd.	396,600	8,426
^,*	PeptiDream Inc.	161,300	8,358
	Kaken Pharmaceutical Co. Ltd.	157,711	8,352
	Nippon Kayaku Co. Ltd.	670,139	8,263
	Nexon Co. Ltd.	569,237	8,226
	Benesse Holdings Inc.	297,616	8,177
	Sanwa Holdings Corp.	858,233	8,163
	Ito En Ltd.	244,560	8,107
	Seven Bank Ltd.	2,786,502	7,968
	Horiba Ltd.	172,300	7,957
^	Kawasaki Kisen Kaisha Ltd.	3,513,981	7,940
	Coca-Cola West Co. Ltd.	269,383	7,930
	Iyo Bank Ltd.	1,151,041	7,922
*	Kagome Co. Ltd.	316,233	7,898

26

Vanguard® Developed Markets Index Fund
Schedule of Investments
December 31, 2016

		Market
		Value
	Shares	($000)
77 Bank Ltd.	1,633,965	7,870
Topcon Corp.	523,142	7,848
Sawai Pharmaceutical Co. Ltd.	146,207	7,837
Tsumura & Co.	284,075	7,819
Yokohama Rubber Co. Ltd.	437,366	7,818
Nishi-Nippon Railroad Co. Ltd.	1,711,654	7,817
Sugi Holdings Co. Ltd.	163,911	7,776
* Showa Denko KK	541,108	7,729
Furukawa Electric Co. Ltd.	262,450	7,659
Izumi Co. Ltd.	176,493	7,589
Glory Ltd.	240,712	7,585
Mitsubishi Logistics Corp.	536,330	7,561
NTN Corp.	1,864,557	7,522
Citizen Watch Co. Ltd.	1,259,625	7,510
Sumitomo Forestry Co. Ltd.	567,791	7,499
Showa Shell Sekiyu KK	799,386	7,427
Juroku Bank Ltd.	2,115,158	7,401
Toyoda Gosei Co. Ltd.	314,297	7,335
Aoyama Trading Co. Ltd.	209,809	7,291
Oracle Corp. Japan	144,495	7,269
* Sapporo Holdings Ltd.	282,499	7,258
GS Yuasa Corp.	1,749,873	7,255
TIS Inc.	338,900	7,243
Sankyo Co. Ltd.	224,308	7,232
* Acom Co. Ltd.	1,644,648	7,182
Nihon M&A Center Inc.	255,700	7,082
Seino Holdings Co. Ltd.	636,496	7,053
Tokyo Century Corp.	205,974	7,028
Morinaga & Co. Ltd.	168,100	6,993
Zenkoku Hosho Co. Ltd.	218,129	6,992
Taiyo Nippon Sanso Corp.	604,907	6,988
Coca-Cola East Japan Co. Ltd.	314,078	6,914
Kinden Corp.	555,004	6,909
Nihon Kohden Corp.	311,861	6,888
Dowa Holdings Co. Ltd.	905,751	6,888
Fujikura Ltd.	1,254,559	6,794
Aeon Mall Co. Ltd.	483,294	6,792
Daishi Bank Ltd.	1,515,447	6,786
Takara Holdings Inc.	738,613	6,783
Daiichikosho Co. Ltd.	170,300	6,722
Welcia Holdings Co. Ltd.	110,220	6,709
Nippon Paper Industries Co. Ltd.	396,093	6,692
Shiga Bank Ltd.	1,228,393	6,676
* Nishi-Nippon Financial Holdings Inc.	637,068	6,666
Zeon Corp.	674,501	6,643
Aica Kogyo Co. Ltd.	251,500	6,621
* Itoham Yonekyu Holdings Inc.	713,705	6,602
^ Shikoku Electric Power Co. Inc.	652,247	6,591
SCSK Corp.	188,828	6,589
NHK Spring Co. Ltd.	691,879	6,580
Hyakugo Bank Ltd.	1,620,585	6,577
Ogaki Kyoritsu Bank Ltd.	1,677,000	6,519
House Foods Group Inc.	313,777	6,492
Daido Steel Co. Ltd.	1,569,801	6,476
Cosmos Pharmaceutical Corp.	34,907	6,426
Ulvac Inc.	210,200	6,417
Sumitomo Osaka Cement Co. Ltd.	1,695,344	6,388
Tadano Ltd.	507,628	6,381
Zensho Holdings Co. Ltd.	386,000	6,349
Rohto Pharmaceutical Co. Ltd.	401,791	6,302
Miura Co. Ltd.	411,200	6,238
^ Pola Orbis Holdings Inc.	75,570	6,230
K's Holdings Corp.	355,790	6,220
Ushio Inc.	486,433	6,187

27

Vanguard® Developed Markets Index Fund
Schedule of Investments
December 31, 2016

			Market
			Value
		Shares	($000)
	Nagase & Co. Ltd.	473,631	6,176
	Japan Post Insurance Co. Ltd.	281,894	6,029
	Toyota Boshoku Corp.	262,488	6,017
^	OSG Corp.	306,278	6,014
	Sankyu Inc.	984,000	5,938
	Nishimatsu Construction Co. Ltd.	1,222,000	5,906
	Bic Camera Inc.	642,243	5,871
	Tokyo Ohka Kogyo Co. Ltd.	174,300	5,862
	San-In Godo Bank Ltd.	702,986	5,857
	Ibiden Co. Ltd.	430,557	5,774
	Hokkaido Electric Power Co. Inc.	738,392	5,755
	TS Tech Co. Ltd.	223,478	5,745
	Penta-Ocean Construction Co. Ltd.	1,190,700	5,744
	Relo Group Inc.	40,200	5,722
	Morinaga Milk Industry Co. Ltd.	795,000	5,715
	OKUMA Corp.	598,525	5,695
	Shimachu Co. Ltd.	213,978	5,694
	Pilot Corp.	137,900	5,685
	Wacoal Holdings Corp.	483,229	5,626
	ABC-Mart Inc.	99,372	5,622
	ADEKA Corp.	411,800	5,587
	Senshu Ikeda Holdings Inc.	1,212,690	5,585
	Leopalace21 Corp.	1,010,300	5,580
	H2O Retailing Corp.	365,487	5,567
	Mitsui Mining & Smelting Co. Ltd.	2,212,975	5,563
	Awa Bank Ltd.	912,045	5,558
^	Iwatani Corp.	1,037,000	5,504
	Taiyo Yuden Co. Ltd.	459,521	5,497
	Toyobo Co. Ltd.	3,692,368	5,488
	Skylark Co. Ltd.	416,100	5,487
	Nipro Corp.	502,609	5,484
	Musashino Bank Ltd.	189,980	5,465
	Toda Corp.	1,036,647	5,448
	Kyowa Exeo Corp.	379,100	5,446
	Ain Holdings Inc.	82,300	5,440
	Okumura Corp.	949,000	5,329
	NOF Corp.	555,000	5,324
	Japan Airlines Co. Ltd.	181,817	5,306
	Nisshinbo Holdings Inc.	549,971	5,296
	Tsubakimoto Chain Co.	653,000	5,295
	Itochu Techno-Solutions Corp.	203,409	5,279
*	Tokuyama Corp.	1,383,000	5,235
	Nippon Suisan Kaisha Ltd.	1,082,000	5,195
	Keiyo Bank Ltd.	1,146,367	5,187
	Toyo Tire & Rubber Co. Ltd.	417,400	5,184
	Toagosei Co. Ltd.	525,500	5,158
	Resorttrust Inc.	279,788	5,153
	Yamato Kogyo Co. Ltd.	184,231	5,138
^,*	LINE Corp.	149,958	5,119
	Nikkon Holdings Co. Ltd.	245,300	5,108
^	MonotaRO Co. Ltd.	249,417	5,086
	North Pacific Bank Ltd.	1,228,617	5,060
	Tokai Tokyo Financial Holdings Inc.	948,835	5,035
	DMG Mori Co. Ltd.	412,688	4,998
	TechnoPro Holdings Inc.	156,200	4,993
	Hazama Ando Corp.	758,600	4,992
	Japan Steel Works Ltd.	281,427	4,979
	Shochiku Co. Ltd.	447,502	4,963
	Meitec Corp.	129,500	4,947
	Megmilk Snow Brand Co. Ltd.	179,900	4,945
	Hokkoku Bank Ltd.	1,376,399	4,886
	Mitsui Engineering & Shipbuilding Co. Ltd.	3,151,451	4,873
	Oki Electric Industry Co. Ltd.	346,800	4,858
	Heiwa Corp.	211,736	4,837

28

Vanguard® Developed Markets Index Fund
Schedule of Investments
December 31, 2016

		Market
		Value
	Shares	($000)
Nisshin Steel Co. Ltd.	393,091	4,828
Nippon Gas Co. Ltd.	168,200	4,818
KYORIN Holdings Inc.	224,689	4,808
Amano Corp.	274,100	4,804
Nihon Parkerizing Co. Ltd.	409,400	4,787
Ship Healthcare Holdings Inc.	186,700	4,786
Autobacs Seven Co. Ltd.	317,654	4,766
Fujitsu General Ltd.	224,000	4,731
Capcom Co. Ltd.	200,284	4,701
Hanwa Co. Ltd.	719,000	4,691
Jafco Co. Ltd.	143,070	4,684
Fuji Machine Manufacturing Co. Ltd.	410,200	4,683
Okasan Securities Group Inc.	759,284	4,676
Rengo Co. Ltd.	859,314	4,666
Tokyo Seimitsu Co. Ltd.	156,300	4,621
Mitsubishi Pencil Co. Ltd.	87,900	4,615
Nippon Light Metal Holdings Co. Ltd.	2,179,600	4,589
SHO-BOND Holdings Co. Ltd.	109,600	4,550
Hitachi Capital Corp.	184,596	4,533
Mochida Pharmaceutical Co. Ltd.	65,308	4,526
Sanrio Co. Ltd.	239,866	4,516
Sangetsu Corp.	260,300	4,505
Colowide Co. Ltd.	270,500	4,489
Toho Holdings Co. Ltd.	225,200	4,488
Nanto Bank Ltd.	118,135	4,484
Arcs Co. Ltd.	199,300	4,475
Valor Holdings Co. Ltd.	171,000	4,450
Lintec Corp.	202,547	4,407
Tokai Rika Co. Ltd.	218,992	4,384
Kuroda Electric Co. Ltd.	220,700	4,353
^ Fukuyama Transporting Co. Ltd.	758,928	4,300
Maeda Corp.	493,000	4,288
Kumagai Gumi Co. Ltd.	1,663,000	4,259
FP Corp.	92,862	4,251
Kiyo Bank Ltd.	265,900	4,241
Nichias Corp.	438,000	4,213
Chiyoda Corp.	609,539	4,207
* Orient Corp.	2,283,030	4,140
Hitachi Kokusai Electric Inc.	197,500	4,114
Hyakujushi Bank Ltd.	1,209,958	4,102
Kokuyo Co. Ltd.	355,800	4,087
Yaoko Co. Ltd.	101,900	4,054
Topre Corp.	161,500	4,033
Japan Display Inc.	1,417,197	4,025
* Kenedix Inc.	1,126,900	4,004
HIS Co. Ltd.	150,771	3,953
Tokyo Dome Corp.	397,900	3,915
Kyudenko Corp.	145,500	3,899
Fuyo General Lease Co. Ltd.	81,200	3,872
Maruha Nichiro Corp.	143,600	3,869
NTT Urban Development Corp.	438,731	3,868
Cosmo Energy Holdings Co. Ltd.	274,994	3,856
Nippon Seiki Co. Ltd.	180,000	3,829
Hitachi Transport System Ltd.	188,636	3,822
Maeda Road Construction Co. Ltd.	228,614	3,813
Nippo Corp.	203,884	3,798
Ariake Japan Co. Ltd.	70,900	3,788
Duskin Co. Ltd.	183,500	3,768
Shima Seiki Manufacturing Ltd.	111,500	3,765
Kissei Pharmaceutical Co. Ltd.	151,089	3,757
Central Glass Co. Ltd.	803,000	3,736
Kandenko Co. Ltd.	414,711	3,736
Toyo Ink SC Holdings Co. Ltd.	815,000	3,719
KYB Corp.	758,218	3,668

29

Vanguard® Developed Markets Index Fund
Schedule of Investments
December 31, 2016

			Market
			Value
		Shares	($000)
	Inabata & Co. Ltd.	332,000	3,652
	Inaba Denki Sangyo Co. Ltd.	105,800	3,637
	Tokyo TY Financial Group Inc.	104,300	3,630
	Matsui Securities Co. Ltd.	421,152	3,622
	Fuji Oil Holdings Inc.	182,000	3,570
	Sakata Seed Corp.	125,200	3,531
	Fujitec Co. Ltd.	301,800	3,530
	Ryosan Co. Ltd.	116,900	3,524
	Sumitomo Bakelite Co. Ltd.	630,000	3,523
	Fuji Seal International Inc.	164,400	3,505
	Yoshinoya Holdings Co. Ltd.	255,600	3,504
^,*	Aiful Corp.	1,180,161	3,480
	Tomy Co. Ltd.	327,300	3,468
	Hitachi Zosen Corp.	661,400	3,451
	Toho Bank Ltd.	919,000	3,430
	United Arrows Ltd.	124,000	3,420
	San-A Co. Ltd.	70,700	3,415
	Exedy Corp.	121,343	3,408
	Koei Tecmo Holdings Co. Ltd.	192,800	3,385
	Onward Holdings Co. Ltd.	480,049	3,359
	Nihon Unisys Ltd.	266,400	3,344
	Takasago Thermal Engineering Co. Ltd.	259,400	3,332
	J Trust Co. Ltd.	329,700	3,329
	Canon Marketing Japan Inc.	197,342	3,314
	Trusco Nakayama Corp.	154,400	3,229
^,*	GungHo Online Entertainment Inc.	1,514,800	3,219
	Paramount Bed Holdings Co. Ltd.	80,400	3,212
^	Nissha Printing Co. Ltd.	133,300	3,207
	DCM Holdings Co. Ltd.	357,500	3,173
	Nichi-iko Pharmaceutical Co. Ltd.	221,200	3,156
	Daiseki Co. Ltd.	153,100	3,133
	GMO Internet Inc.	244,600	3,112
	Hokuetsu Kishu Paper Co. Ltd.	549,000	3,112
	Mandom Corp.	72,200	3,108
	Sumitomo Mitsui Construction Co. Ltd.	2,964,300	3,108
	Bank of Okinawa Ltd.	85,220	3,100
^	Japan Aviation Electronics Industry Ltd.	219,508	3,082
	Nachi-Fujikoshi Corp.	713,000	3,081
	Japan Petroleum Exploration Co. Ltd.	138,181	3,063
	Ai Holdings Corp.	154,500	3,062
	TPR Co. Ltd.	108,800	3,053
	Ichigo Inc.	825,200	3,048
	Takara Standard Co. Ltd.	184,500	3,016
	Asatsu-DK Inc.	123,640	2,990
	Keihin Corp.	171,000	2,989
	Takeuchi Manufacturing Co. Ltd.	133,900	2,968
	Nissan Shatai Co. Ltd.	305,465	2,965
	TOMONY Holdings Inc.	573,800	2,965
^	Daio Paper Corp.	280,500	2,962
	PALTAC Corp.	125,200	2,953
	Accordia Golf Co. Ltd.	286,000	2,936
	Yamanashi Chuo Bank Ltd.	611,000	2,904
^	GMO Payment Gateway Inc.	65,500	2,904
	Anritsu Corp.	538,570	2,897
	Tokyo Steel Manufacturing Co. Ltd.	377,800	2,883
	Yodogawa Steel Works Ltd.	110,500	2,880
	Unipres Corp.	145,000	2,879
	Daikyonishikawa Corp.	224,000	2,872
	MOS Food Services Inc.	95,800	2,872
	Adastria Co. Ltd.	110,700	2,864
	Shinmaywa Industries Ltd.	318,000	2,853
	Kanamoto Co. Ltd.	107,500	2,839
	Okinawa Electric Power Co. Inc.	126,350	2,838
	Totetsu Kogyo Co. Ltd.	109,600	2,836

30

Vanguard® Developed Markets Index Fund
Schedule of Investments
December 31, 2016

			Market
			Value
		Shares	($000)
	Okamura Corp.	316,000	2,834
	Makino Milling Machine Co. Ltd.	361,000	2,817
	Nichiha Corp.	113,100	2,788
	Taikisha Ltd.	114,500	2,788
*	Kusuri no Aoki Holdings Co. Ltd.	62,600	2,785
	Nippon Flour Mills Co. Ltd.	200,500	2,783
	Heiwado Co. Ltd.	117,500	2,770
	ASKUL Corp.	81,100	2,768
	Okamoto Industries Inc.	299,000	2,751
	Joyful Honda Co. Ltd.	102,300	2,747
^	EDION Corp.	293,100	2,745
	Kanematsu Corp.	1,630,000	2,739
	Hogy Medical Co. Ltd.	44,000	2,710
^	Jin Co. Ltd.	58,900	2,707
^	Kyoritsu Maintenance Co. Ltd.	46,400	2,701
	Saibu Gas Co. Ltd.	1,254,000	2,700
	Meidensha Corp.	784,000	2,691
^	TOKAI Holdings Corp.	385,500	2,690
	cocokara fine Inc.	72,800	2,670
^,*	euglena Co. Ltd.	239,100	2,631
	Senko Co. Ltd.	389,400	2,624
	ZERIA Pharmaceutical Co. Ltd.	169,900	2,617
	Nippon Soda Co. Ltd.	556,000	2,608
	Kadokawa Dwango Corp.	180,600	2,605
	Bank of Iwate Ltd.	64,500	2,596
*	Nippon Sheet Glass Co. Ltd.	357,400	2,593
	Nitto Boseki Co. Ltd.	660,000	2,575
	Taiyo Holdings Co. Ltd.	65,800	2,551
	Tokai Carbon Co. Ltd.	790,000	2,546
	Tokyu Construction Co. Ltd.	314,300	2,524
	Komori Corp.	192,800	2,519
	Takuma Co. Ltd.	295,000	2,517
	Showa Sangyo Co. Ltd.	489,000	2,509
	Yamagata Bank Ltd.	594,000	2,502
	Komeri Co. Ltd.	110,748	2,497
^	Fuji Kyuko Co. Ltd.	270,000	2,495
	Daihen Corp.	404,000	2,490
	UACJ Corp.	907,000	2,478
	Aomori Bank Ltd.	739,000	2,476
	FCC Co. Ltd.	137,500	2,467
	NSD Co. Ltd.	156,500	2,455
	Transcosmos Inc.	105,200	2,453
	Hitachi Koki Co. Ltd.	194,700	2,447
	IBJ Leasing Co. Ltd.	109,400	2,442
^	Bank of Nagoya Ltd.	68,800	2,439
	CKD Corp.	214,000	2,421
	Siix Corp.	71,800	2,419
	Ci:z Holdings Co. Ltd.	85,200	2,394
	Takara Bio Inc.	178,300	2,388
	Kameda Seika Co. Ltd.	52,300	2,385
	Kureha Corp.	63,300	2,376
	Toei Co. Ltd.	273,000	2,362
	PanaHome Corp.	291,368	2,355
	Nikkiso Co. Ltd.	248,100	2,352
	Chiyoda Co. Ltd.	99,000	2,348
	Saizeriya Co. Ltd.	103,800	2,331
*	Toshiba TEC Corp.	484,252	2,315
	Seiren Co. Ltd.	188,700	2,312
	Futaba Corp.	137,800	2,311
	Sumitomo Warehouse Co. Ltd.	438,000	2,310
	Daikyo Inc.	1,149,579	2,301
	Nissin Kogyo Co. Ltd.	145,600	2,298
	Furukawa Co. Ltd.	1,261,000	2,289
	NS Solutions Corp.	127,504	2,289

31

Vanguard® Developed Markets Index Fund
Schedule of Investments
December 31, 2016

			Market
			Value
		Shares	($000)
^	Zojirushi Corp.	170,500	2,284
	Noritz Corp.	134,600	2,268
	Aichi Bank Ltd.	39,800	2,245
	Nishimatsuya Chain Co. Ltd.	187,200	2,238
	Hitachi Maxell Ltd.	131,200	2,236
	Seikagaku Corp.	151,000	2,232
	TSI Holdings Co. Ltd.	372,600	2,230
	Nippon Densetsu Kogyo Co. Ltd.	139,500	2,225
	Fukui Bank Ltd.	884,000	2,224
	Chudenko Corp.	100,600	2,217
	Nomura Co. Ltd.	153,100	2,210
	Nagaileben Co. Ltd.	101,200	2,204
	Jaccs Co. Ltd.	497,000	2,196
	Eizo Corp.	73,800	2,191
	Gunze Ltd.	659,000	2,187
	SKY Perfect JSAT Holdings Inc.	473,167	2,174
*	Pioneer Corp.	1,080,700	2,174
	Life Corp.	77,200	2,172
	Tokyo Broadcasting System Holdings Inc.	136,182	2,172
	Oita Bank Ltd.	580,000	2,163
	Mitsuba Corp.	133,200	2,156
	Morita Holdings Corp.	151,300	2,143
	Akita Bank Ltd.	663,000	2,142
^	Atom Corp.	347,100	2,136
^,*	Infomart Corp.	365,800	2,135
	Nisshin Oillio Group Ltd.	463,000	2,127
	Descente Ltd.	184,600	2,120
	Aida Engineering Ltd.	224,200	2,120
	Nippon Steel & Sumikin Bussan Corp.	55,000	2,120
*	Earth Chemical Co. Ltd.	52,100	2,117
	As One Corp.	50,900	2,115
	Musashi Seimitsu Industry Co. Ltd.	81,400	2,111
	Sakata INX Corp.	170,400	2,100
^	Mirait Holdings Corp.	232,500	2,095
	TOC Co. Ltd.	262,400	2,089
	Monex Group Inc.	750,600	2,084
	Obara Group Inc.	46,800	2,083
	Token Corp.	29,200	2,071
	Yamazen Corp.	247,900	2,068
	Nichicon Corp.	236,900	2,063
^	Financial Products Group Co. Ltd.	239,400	2,062
^	Ichibanya Co. Ltd.	64,500	2,056
	Piolax Inc.	31,000	2,055
	Nippon Signal Company Ltd.	242,600	2,050
	Fuso Chemical Co. Ltd.	95,600	2,049
	SMS Co. Ltd.	92,600	2,048
	Asahi Holdings Inc.	118,100	2,047
	NET One Systems Co. Ltd.	318,800	2,037
	Starts Corp. Inc.	120,000	2,025
	Prima Meat Packers Ltd.	569,000	2,022
	Sanyo Special Steel Co. Ltd.	427,000	2,014
	Alpine Electronics Inc.	154,400	2,003
	Fancl Corp.	143,200	2,001
	Toho Zinc Co. Ltd.	517,000	1,991
	Noevir Holdings Co. Ltd.	63,600	1,988
	Kato Sangyo Co. Ltd.	84,900	1,985
	Pacific Industrial Co. Ltd.	156,300	1,984
	Nitta Corp.	72,900	1,981
	Doutor Nichires Holdings Co. Ltd.	107,500	1,974
	Ryobi Ltd.	503,000	1,969
	Aeon Delight Co. Ltd.	70,500	1,967
	Nissin Electric Co. Ltd.	178,500	1,965
	Kitz Corp.	358,400	1,957
	Takara Leben Co. Ltd.	335,800	1,951

32

Vanguard® Developed Markets Index Fund
Schedule of Investments
December 31, 2016

			Market
			Value
		Shares	($000)
^	V Technology Co. Ltd.	17,500	1,950
	Oiles Corp.	108,600	1,949
	kabu.com Securities Co. Ltd.	565,300	1,942
	Tochigi Bank Ltd.	394,000	1,933
	Gurunavi Inc.	97,400	1,930
	Unizo Holdings Co. Ltd.	72,800	1,925
	Takasago International Corp.	72,900	1,925
	Daibiru Corp.	224,900	1,925
	Kohnan Shoji Co. Ltd.	102,400	1,924
	Japan Securities Finance Co. Ltd.	353,100	1,920
	Shikoku Bank Ltd.	785,000	1,917
	AOKI Holdings Inc.	155,600	1,910
	BML Inc.	80,200	1,909
	Foster Electric Co. Ltd.	101,300	1,908
	Star Micronics Co. Ltd.	140,400	1,908
	Mani Inc.	80,000	1,902
	Sanken Electric Co. Ltd.	436,000	1,902
	Toshiba Plant Systems & Services Corp.	144,400	1,900
	Gree Inc.	361,053	1,897
	Hokuetsu Bank Ltd.	83,800	1,896
	Fuji Soft Inc.	79,900	1,893
	United Super Markets Holdings Inc.	224,700	1,893
	Kintetsu World Express Inc.	136,500	1,889
	Seiko Holdings Corp.	532,000	1,883
	Japan Wool Textile Co. Ltd.	253,200	1,882
	Heiwa Real Estate Co. Ltd.	137,700	1,874
	Sanki Engineering Co. Ltd.	225,300	1,873
	Marusan Securities Co. Ltd.	221,000	1,860
	Aichi Steel Corp.	44,400	1,858
	Axial Retailing Inc.	54,000	1,852
	Hosiden Corp.	229,200	1,851
	Max Co. Ltd.	150,000	1,830
	Sanyo Electric Railway Co. Ltd.	351,000	1,826
	Toridoll Holdings Corp.	84,600	1,821
	YAMABIKO Corp.	130,900	1,818
	Sanyo Chemical Industries Ltd.	42,600	1,816
*	Pacific Metals Co. Ltd.	571,000	1,811
	Create SD Holdings Co. Ltd.	84,400	1,805
	Kotobuki Spirits Co. Ltd.	75,400	1,797
	Nishio Rent All Co. Ltd.	58,700	1,797
	Plenus Co. Ltd.	92,100	1,796
	Marudai Food Co. Ltd.	426,000	1,795
	Tachi-S Co. Ltd.	107,100	1,794
	Raito Kogyo Co. Ltd.	174,900	1,792
	Topy Industries Ltd.	69,500	1,786
	Shinko Electric Industries Co. Ltd.	264,869	1,784
	Miyazaki Bank Ltd.	578,000	1,779
	Sato Holdings Corp.	88,500	1,769
	Bank of the Ryukyus Ltd.	134,900	1,768
	Dydo Drinco Inc.	33,800	1,757
	Fujicco Co. Ltd.	84,900	1,751
	Dexerials Corp.	181,900	1,725
^	Yonex Co. Ltd.	37,100	1,723
	Eighteenth Bank Ltd.	578,000	1,721
	Mizuno Corp.	354,000	1,720
	Avex Group Holdings Inc.	119,800	1,720
	Round One Corp.	247,500	1,713
	Daiwabo Holdings Co. Ltd.	699,000	1,707
	Internet Initiative Japan Inc.	112,700	1,698
	Sekisui Jushi Corp.	107,200	1,690
	Riso Kagaku Corp.	100,200	1,689
	Shibuya Corp.	80,400	1,680
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	311,000	1,672
^,*	Mitsumi Electric Co. Ltd.	305,400	1,672

33

Vanguard® Developed Markets Index Fund
Schedule of Investments
December 31, 2016

			Market
			Value
		Shares	($000)
	Kisoji Co. Ltd.	82,900	1,671
^,*	COOKPAD Inc.	181,400	1,662
	Macnica Fuji Electronics Holdings Inc.	126,200	1,658
	VT Holdings Co. Ltd.	336,100	1,655
	Chofu Seisakusho Co. Ltd.	73,800	1,654
	Kyoei Steel Ltd.	86,800	1,650
	TV Asahi Holdings Corp.	83,630	1,648
^	Kanto Denka Kogyo Co. Ltd.	183,000	1,645
	Dip Corp.	79,700	1,642
	Mitsubishi Shokuhin Co. Ltd.	55,200	1,638
	St. Marc Holdings Co. Ltd.	53,900	1,637
	Kura Corp.	38,900	1,633
	Chugoku Marine Paints Ltd.	222,000	1,632
	DTS Corp.	76,600	1,629
	Ricoh Leasing Co. Ltd.	52,800	1,625
	Yuasa Trading Co. Ltd.	65,100	1,622
	Milbon Co. Ltd.	42,700	1,614
	Eiken Chemical Co. Ltd.	61,300	1,612
^,*	Royal Holdings Co. Ltd.	100,900	1,611
	Sintokogio Ltd.	185,200	1,610
	Bunka Shutter Co. Ltd.	209,200	1,608
	NEC Networks & System Integration Corp.	89,200	1,608
	Open House Co. Ltd.	67,700	1,606
	Ohsho Food Service Corp.	42,500	1,600
	Relia Inc.	161,600	1,593
	Kurabo Industries Ltd.	813,000	1,589
	G-Tekt Corp.	81,800	1,584
	Doshisha Co. Ltd.	88,200	1,582
	Iino Kaiun Kaisha Ltd.	399,700	1,573
	Toppan Forms Co. Ltd.	150,491	1,567
*	Unitika Ltd.	2,184,000	1,565
	Toshiba Machine Co. Ltd.	391,000	1,563
	TKC Corp.	57,400	1,561
^	COLOPL Inc.	184,085	1,555
	Kyokuto Kaihatsu Kogyo Co. Ltd.	115,900	1,554
	Hiday Hidaka Corp.	65,240	1,554
	Zenrin Co. Ltd.	85,600	1,552
	Konoike Transport Co. Ltd.	117,900	1,547
	San-Ai Oil Co. Ltd.	216,000	1,543
	Press Kogyo Co. Ltd.	348,500	1,536
	Goldwin Inc.	34,400	1,532
	Shizuoka Gas Co. Ltd.	217,400	1,532
	Create Restaurants Holdings Inc.	175,700	1,531
	Next Co. Ltd.	226,400	1,529
	Osaki Electric Co. Ltd.	147,000	1,528
	Shikoku Chemicals Corp.	168,000	1,524
	Tokai Corp.	44,400	1,510
	Daiho Corp.	319,000	1,504
	Fujimori Kogyo Co. Ltd.	59,700	1,486
	Bando Chemical Industries Ltd.	168,000	1,486
	Clarion Co. Ltd.	415,000	1,485
^	Wacom Co. Ltd.	568,100	1,484
	Megachips Corp.	67,100	1,483
	Asahi Diamond Industrial Co. Ltd.	202,500	1,475
	Fujimi Inc.	79,000	1,475
	Toyo Engineering Corp.	551,000	1,467
	Yondoshi Holdings Inc.	69,400	1,464
	Fuji Co. Ltd.	70,200	1,463
	KOMEDA Holdings Co. Ltd.	93,700	1,462
^,*	W-Scope Corp.	97,300	1,458
	Yokohama Reito Co. Ltd.	166,300	1,457
^	Ehime Bank Ltd.	123,500	1,455
	Sanden Holdings Corp.	458,000	1,454
^,*	Outsourcing Inc.	46,700	1,453

34

Vanguard® Developed Markets Index Fund
Schedule of Investments
December 31, 2016

		Market
		Value
	Shares	($000)
Yokogawa Bridge Holdings Corp.	124,600	1,448
Pressance Corp.	116,800	1,446
Nitto Kogyo Corp.	106,100	1,445
Benefit One Inc.	58,300	1,441
JVC Kenwood Corp.	528,900	1,441
Bank of Saga Ltd.	563,000	1,435
Sumitomo Riko Co. Ltd.	146,400	1,434
Sankyo Tateyama Inc.	105,400	1,432
^ Tekken Corp.	489,000	1,430
EPS Holdings Inc.	122,400	1,425
Hokuto Corp.	78,800	1,421
Tsukishima Kikai Co. Ltd.	135,300	1,416
Mitsuboshi Belting Ltd.	166,000	1,412
Namura Shipbuilding Co. Ltd.	206,500	1,408
T Hasegawa Co. Ltd.	84,500	1,404
^ S Foods Inc.	54,000	1,399
* Iseki & Co. Ltd.	727,000	1,396
Nippon Chemi-Con Corp.	642,000	1,395
Itochu Enex Co. Ltd.	177,500	1,391
Minato Bank Ltd.	77,100	1,378
Daido Metal Co. Ltd.	138,000	1,375
Sumitomo Real Estate Sales Co. Ltd.	58,932	1,371
Eagle Industry Co. Ltd.	103,000	1,369
Xebio Holdings Co. Ltd.	88,600	1,366
Tokyotokeiba Co. Ltd.	594,000	1,361
Showa Corp.	195,900	1,360
Tosho Co. Ltd.	29,600	1,360
* Katakura Industries Co. Ltd.	116,200	1,358
Belc Co. Ltd.	35,200	1,356
Sumitomo Seika Chemicals Co. Ltd.	34,600	1,355
Osaka Soda Co. Ltd.	340,000	1,354
Okabe Co. Ltd.	164,900	1,352
JCR Pharmaceuticals Co. Ltd.	55,500	1,351
Wakita & Co. Ltd.	162,000	1,347
Jeol Ltd.	309,000	1,346
Japan Pulp & Paper Co. Ltd.	424,000	1,335
Menicon Co. Ltd.	47,200	1,328
Geo Holdings Corp.	114,100	1,326
Noritake Co. Ltd.	54,400	1,323
Justsystems Corp.	135,700	1,309
OBIC Business Consultants Co. Ltd.	30,400	1,307
Sogo Medical Co. Ltd.	35,500	1,301
Ringer Hut Co. Ltd.	66,900	1,297
Futaba Industrial Co. Ltd.	222,300	1,295
Tv Tokyo Holdings Corp.	65,300	1,292
^ Towa Pharmaceutical Co. Ltd.	33,000	1,292
Hibiya Engineering Ltd.	90,800	1,288
Funai Soken Holdings Inc.	82,100	1,288
Sodick Co. Ltd.	156,000	1,287
Riken Corp.	34,000	1,286
Wowow Inc.	42,900	1,285
^ Micronics Japan Co. Ltd.	130,200	1,285
Nohmi Bosai Ltd.	87,000	1,281
Mitsui Sugar Co. Ltd.	59,800	1,281
Elecom Co. Ltd.	76,100	1,274
Matsuya Co. Ltd.	145,800	1,273
Tsukui Corp.	188,200	1,272
Modec Inc.	79,300	1,264
Nippon Koei Co. Ltd.	57,200	1,263
T-Gaia Corp.	77,600	1,261
Takamatsu Construction Group Co. Ltd.	59,300	1,259
Towa Bank Ltd.	1,328,000	1,258
Kenko Mayonnaise Co. Ltd.	44,600	1,257
Fukushima Industries Corp.	43,500	1,252

35

Vanguard® Developed Markets Index Fund
Schedule of Investments
December 31, 2016

			Market
			Value
		Shares	($000)
	Tsubaki Nakashima Co. Ltd.	85,900	1,247
	Tsugami Corp.	217,000	1,243
	Mitsui-Soko Holdings Co. Ltd.	423,000	1,242
	Yellow Hat Ltd.	57,400	1,239
	J-Oil Mills Inc.	36,300	1,237
	Anest Iwata Corp.	125,800	1,230
	Joshin Denki Co. Ltd.	145,000	1,225
	Ihara Chemical Industry Co. Ltd.	126,500	1,219
	Fujibo Holdings Inc.	43,000	1,219
	Key Coffee Inc.	65,300	1,216
	Starzen Co. Ltd.	29,400	1,213
	Tokushu Tokai Paper Co. Ltd.	35,700	1,206
	Riken Vitamin Co. Ltd.	29,800	1,204
	Kansai Urban Banking Corp.	95,800	1,194
^	Roland DG Corp.	45,700	1,191
	Kasai Kogyo Co. Ltd.	100,500	1,189
	ASKA Pharmaceutical Co. Ltd.	81,500	1,186
	Sinfonia Technology Co. Ltd.	528,000	1,185
	FIDEA Holdings Co. Ltd.	664,900	1,185
	Toa Corp.	69,400	1,182
	Inageya Co. Ltd.	93,400	1,181
	Jimoto Holdings Inc.	696,300	1,179
	Optex Group Co. Ltd.	53,900	1,177
	Cawachi Ltd.	47,200	1,176
	Taihei Dengyo Kaisha Ltd.	121,000	1,173
	Canon Electronics Inc.	77,800	1,171
	Trancom Co. Ltd.	23,900	1,169
	Belluna Co. Ltd.	189,700	1,167
	Prestige International Inc.	165,100	1,165
	Goldcrest Co. Ltd.	64,500	1,158
^	Alpen Co. Ltd.	64,500	1,156
	Nittetsu Mining Co. Ltd.	24,500	1,155
	Shinko Plantech Co. Ltd.	158,700	1,152
^	IDOM Inc.	209,100	1,151
	Tamura Corp.	305,000	1,150
	Kyokuto Securities Co. Ltd.	77,500	1,143
	Hamakyorex Co. Ltd.	61,600	1,142
	Shin-Etsu Polymer Co. Ltd.	146,400	1,142
	Kato Works Co. Ltd.	44,000	1,139
	UKC Holdings Corp.	63,600	1,138
*	Miroku Jyoho Service Co. Ltd.	73,900	1,135
	Enplas Corp.	38,500	1,133
2	Nippon Thompson Co. Ltd.	268,600	1,132
^,*	Japan Material Co. Ltd.	73,400	1,131
^	Anicom Holdings Inc.	54,700	1,131
	Shindengen Electric Manufacturing Co. Ltd.	305,000	1,131
*	CMK Corp.	191,400	1,126
	Tocalo Co. Ltd.	51,900	1,125
	Yorozu Corp.	78,200	1,122
^	Vital KSK Holdings Inc.	132,300	1,119
	Mitani Sekisan Co. Ltd.	43,500	1,116
	JSP Corp.	48,000	1,115
	Sanyo Denki Co. Ltd.	160,000	1,114
	Warabeya Nichiyo Holdings Co. Ltd.	52,700	1,111
	Tsurumi Manufacturing Co. Ltd.	76,900	1,111
*	Ishihara Sangyo Kaisha Ltd.	141,700	1,109
*	Teikoku Sen-I Co. Ltd.	84,700	1,106
	Torii Pharmaceutical Co. Ltd.	50,000	1,104
^,*	Nippon Ceramic Co. Ltd.	64,500	1,102
	Konishi Co. Ltd.	102,500	1,102
	Neturen Co. Ltd.	140,500	1,079
	Nissin Corp.	349,000	1,079
	Arcland Sakamoto Co. Ltd.	93,000	1,077
	Kaga Electronics Co. Ltd.	66,400	1,076

36

Vanguard® Developed Markets Index Fund
Schedule of Investments
December 31, 2016

			Market
			Value
		Shares	($000)
	Ichiyoshi Securities Co. Ltd.	140,100	1,072
	Maruwa Co. Ltd.	32,300	1,068
*	Itoki Corp.	168,700	1,064
	Okuwa Co. Ltd.	106,000	1,064
^	NichiiGakkan Co. Ltd.	147,600	1,062
	Daiichi Jitsugyo Co. Ltd.	186,000	1,061
	Yahagi Construction Co. Ltd.	114,700	1,059
	Matsuya Foods Co. Ltd.	32,700	1,055
	Koa Corp.	110,900	1,054
*	Fukuda Corp.	110,000	1,053
	Denki Kogyo Co. Ltd.	215,000	1,052
	Nihon Nohyaku Co. Ltd.	190,600	1,049
	Daisan Bank Ltd.	67,300	1,046
	Tamron Co. Ltd.	63,000	1,044
^	METAWATER Co. Ltd.	44,100	1,043
^	Bell System24 Holdings Inc.	123,500	1,040
*	Kintetsu Department Store Co. Ltd.	350,000	1,040
	Nagatanien Holdings Co. Ltd.	87,000	1,039
	Toyo Kanetsu KK	384,000	1,032
	Kanematsu Electronics Ltd.	48,100	1,031
	Rock Field Co. Ltd.	76,100	1,029
	Yushin Precision Equipment Co. Ltd.	41,600	1,029
^,*	OSAKA Titanium Technologies Co. Ltd.	74,100	1,026
	Dai Nippon Toryo Co. Ltd.	507,000	1,025
	Pack Corp.	45,800	1,022
	Systena Corp.	67,000	1,021
	Ines Corp.	98,200	1,021
^	Melco Holdings Inc.	37,600	1,021
^	Kumiai Chemical Industry Co. Ltd.	167,600	1,019
^	Kappa Create Co. Ltd.	91,200	1,019
	PAL GROUP Holdings Co. Ltd.	42,900	1,018
*	Nissei Build Kogyo Co. Ltd.	224,000	1,015
^,*	F@N Communications Inc.	159,400	1,009
	Nippon Kanzai Co. Ltd.	65,000	1,007
	Daiken Corp.	56,800	1,000
	Aisan Industry Co. Ltd.	116,800	998
*	Rokko Butter Co. Ltd.	46,200	997
	Sagami Chain Co. Ltd.	90,300	997
	Tenma Corp.	58,100	997
	Sakai Chemical Industry Co. Ltd.	297,000	991
	Toyo Construction Co. Ltd.	281,300	984
	Idec Corp.	105,400	982
	Arakawa Chemical Industries Ltd.	61,500	981
*	Juki Corp.	108,700	980
*	Chiyoda Integre Co. Ltd.	48,700	980
	Nihon Chouzai Co. Ltd.	26,100	971
^	Cosel Co. Ltd.	90,800	971
	Nitto Kohki Co. Ltd.	43,800	970
	Kyodo Printing Co. Ltd.	283,000	967
*	Nippon Denko Co. Ltd.	471,200	966
	Kurimoto Ltd.	49,400	955
	Nippon Yakin Kogyo Co. Ltd.	586,000	954
	Maruzen Showa Unyu Co. Ltd.	244,000	951
	Nichiden Corp.	35,300	949
	Maeda Kosen Co. Ltd.	86,100	942
^,*	Takata Corp.	128,338	941
	Shimizu Bank Ltd.	29,800	933
	Tsukuba Bank Ltd.	313,800	930
	Ryoyo Electro Corp.	74,000	930
	Mitsubishi Steel Manufacturing Co. Ltd.	478,000	929
	Oyo Corp.	77,000	922
	Arata Corp.	40,600	918
	Michinoku Bank Ltd.	480,000	914
	Union Tool Co.	35,200	914

37

Vanguard® Developed Markets Index Fund
Schedule of Investments
December 31, 2016

			Market
			Value
		Shares	($000)
	Fudo Tetra Corp.	514,200	900
	Tanseisha Co. Ltd.	131,500	900
	Ministop Co. Ltd.	51,500	899
	Chiba Kogyo Bank Ltd.	177,700	898
	Osaka Steel Co. Ltd.	48,300	893
^,*	Fujita Kanko Inc.	297,000	893
	Sanshin Electronics Co. Ltd.	91,900	884
	Stella Chemifa Corp.	33,200	884
	Nippon Parking Development Co. Ltd.	619,800	878
^	Toho Titanium Co. Ltd.	131,100	877
*	Vector Inc.	87,200	875
	Kyokuyo Co. Ltd.	37,300	870
	Chukyo Bank Ltd.	43,400	870
	ESPEC Corp.	75,900	867
	Broadleaf Co. Ltd.	160,200	865
	Keihanshin Building Co. Ltd.	165,200	863
^	Torishima Pump Manufacturing Co. Ltd.	88,100	855
	Kamei Corp.	83,600	852
^	Giken Ltd.	52,100	845
	Tokyo Rope Manufacturing Co. Ltd.	50,400	845
^	BRONCO BILLY Co. Ltd.	33,700	844
	Koatsu Gas Kogyo Co. Ltd.	131,000	843
	Sakai Moving Service Co. Ltd.	36,600	843
	Meisei Industrial Co. Ltd.	172,500	839
	Digital Arts Inc.	37,200	838
^	Daikokutenbussan Co. Ltd.	19,900	834
	Itochu-Shokuhin Co. Ltd.	22,300	833
^	Misawa Homes Co. Ltd.	92,700	826
	Kanagawa Chuo Kotsu Co. Ltd.	132,000	822
*	Toyo Tanso Co. Ltd.	50,500	810
	Komatsu Seiren Co. Ltd.	125,400	810
^	K&O Energy Group Inc.	51,300	808
	Daito Pharmaceutical Co. Ltd.	42,000	808
	Mitsubishi Nichiyu Forklift Co. Ltd.	111,100	805
	Qol Co. Ltd.	67,100	801
	Nippon Valqua Industries Ltd.	60,800	799
^,*	Fujiya Co. Ltd.	434,000	794
^	Istyle Inc.	111,900	792
	Shinnihon Corp.	98,600	792
	Kita-Nippon Bank Ltd.	29,700	792
	Mie Bank Ltd.	39,700	791
	Nippon Road Co. Ltd.	202,000	787
	Yurtec Corp.	116,000	786
^	Riken Technos Corp.	170,100	778
	Hokkan Holdings Ltd.	193,000	776
	CONEXIO Corp.	60,700	773
	SMK Corp.	217,000	771
	Sac's Bar Holdings Inc.	75,700	767
^	Ateam Inc.	39,000	766
	Denyo Co. Ltd.	56,600	766
	Nippon Beet Sugar Manufacturing Co. Ltd.	38,400	761
	OSJB Holdings Corp.	374,100	760
^	Marvelous Inc.	114,400	756
	Achilles Corp.	56,400	755
	Uchida Yoko Co. Ltd.	181,000	752
	Toyo Corp.	84,800	751
	Sun Frontier Fudousan Co. Ltd.	85,100	750
^	Chuetsu Pulp & Paper Co. Ltd.	368,000	748
	Hosokawa Micron Corp.	116,000	748
	Tosei Corp.	99,600	745
	Aiphone Co. Ltd.	44,300	744
	Daiwa Industries Ltd.	98,000	743
	Mito Securities Co. Ltd.	267,000	743
	Aeon Fantasy Co. Ltd.	27,100	740

38

Vanguard® Developed Markets Index Fund
Schedule of Investments
December 31, 2016

			Market
			Value
		Shares	($000)
	Tokyo Tekko Co. Ltd.	184,000	740
	Information Services International-Dentsu Ltd.	48,300	739
	Mimasu Semiconductor Industry Co. Ltd.	52,200	738
	Mie Kotsu Group Holdings Inc.	221,700	734
*	Wellnet Corp.	66,300	733
	France Bed Holdings Co. Ltd.	92,300	733
^	WATAMI Co. Ltd.	77,000	727
^	Japan Cash Machine Co. Ltd.	56,800	726
^	Jamco Corp.	35,200	724
^	Kobe Bussan Co. Ltd.	20,600	721
^	Nihon Trim Co. Ltd.	18,700	721
^	Senshukai Co. Ltd.	118,900	720
	Toa Corp.	80,200	719
^,*	Nippon Carbon Co. Ltd.	371,000	718
^	Keiyo Co. Ltd.	149,600	716
	Tonami Holdings Co. Ltd.	234,000	714
	Takaoka Toko Co. Ltd.	38,300	709
	Shinko Shoji Co. Ltd.	66,700	708
*	Akebono Brake Industry Co. Ltd.	273,400	707
	Taiho Kogyo Co. Ltd.	50,600	707
	Toho Co. Ltd.	32,700	707
	Yomiuri Land Co. Ltd.	168,000	694
	Icom Inc.	35,600	688
	Halows Co. Ltd.	33,300	683
^	PC Depot Corp.	126,600	670
	Mitsubishi Research Institute Inc.	23,800	669
*	Mitsubishi Paper Mills Ltd.	103,400	664
^	Ichikoh Industries Ltd.	206,000	663
	Honeys Co. Ltd.	63,200	658
	Fuji Pharma Co. Ltd.	28,500	657
	Mars Engineering Corp.	34,200	657
	Hokkaido Gas Co. Ltd.	278,000	656
	Sekisui Plastics Co. Ltd.	94,000	655
	Aichi Corp.	93,400	654
	Nihon Yamamura Glass Co. Ltd.	374,000	652
	Onoken Co. Ltd.	56,000	650
	Arcland Service Holdings Co. Ltd.	26,500	650
	Mitsui High-Tec Inc.	91,100	649
	Japan Transcity Corp.	177,000	646
	Furuno Electric Co. Ltd.	89,000	643
	Shibusawa Warehouse Co. Ltd.	216,000	643
	Advan Co. Ltd.	62,000	638
	Godo Steel Ltd.	35,300	636
	Cleanup Corp.	77,600	631
*	Studio Alice Co. Ltd.	34,000	629
^	GCA Corp.	89,600	629
^	CHIMNEY Co. Ltd.	25,500	626
	Fuso Pharmaceutical Industries Ltd.	26,200	624
	Yusen Logistics Co. Ltd.	60,000	624
	Kyosan Electric Manufacturing Co. Ltd.	185,000	622
*	JAC Recruitment Co. Ltd.	55,500	622
^,*	Laox Co. Ltd.	101,800	622
*	Fuji Oil Co. Ltd.	190,800	621
	Kourakuen Holdings Corp.	44,300	620
	Toenec Corp.	126,000	618
	MTI Ltd.	99,600	618
^	Weathernews Inc.	20,100	618
^,*	Sanyo Shokai Ltd.	410,000	617
	NS United Kaiun Kaisha Ltd.	361,000	616
^,*	KLab Inc.	108,800	615
^	Happinet Corp.	55,900	610
	Kanaden Corp.	67,100	610
	Toyo Securities Co. Ltd.	252,000	608
	Meiko Network Japan Co. Ltd.	65,500	607

39

Vanguard® Developed Markets Index Fund
Schedule of Investments
December 31, 2016

			Market
			Value
		Shares	($000)
*	SWCC Showa Holdings Co. Ltd.	827,000	606
	Ryoden Corp.	96,000	605
	T RAD Co. Ltd.	242,000	602
*	Okura Industrial Co. Ltd.	142,000	601
	Shinwa Co. Ltd.	40,300	601
	Taisei Lamick Co. Ltd.	22,000	598
	Tokyo Energy & Systems Inc.	70,000	598
^,*	Nippon Sharyo Ltd.	249,000	593
	Chori Co. Ltd.	39,300	590
	Hisaka Works Ltd.	78,200	589
	Matsuda Sangyo Co. Ltd.	45,600	585
	Kitagawa Iron Works Co. Ltd.	29,600	576
	Hioki EE Corp.	31,900	574
	Sinanen Holdings Co. Ltd.	31,400	573
	Takiron Co. Ltd.	129,000	571
	Nissei ASB Machine Co. Ltd.	28,300	571
	Sanoh Industrial Co. Ltd.	80,600	570
	Teikoku Electric Manufacturing Co. Ltd.	65,600	570
	Atsugi Co. Ltd.	533,000	569
	Amuse Inc.	36,800	566
	Seika Corp.	193,000	562
	Toyo Kohan Co. Ltd.	177,000	559
	Noritsu Koki Co. Ltd.	77,000	554
	Sumitomo Densetsu Co. Ltd.	50,400	552
^	U-Shin Ltd.	83,900	549
	Hakuto Co. Ltd.	61,700	548
	Mitsui Matsushima Co. Ltd.	49,600	547
	Tomoku Co. Ltd.	195,000	545
	Pronexus Inc.	57,700	543
	Daisyo Corp.	39,700	540
	ST Corp.	41,500	538
	Fields Corp.	46,000	533
	Asunaro Aoki Construction Co. Ltd.	79,700	532
	Fujitsu Frontech Ltd.	42,400	532
	Gun-Ei Chemical Industry Co. Ltd.	18,700	532
	SRA Holdings	24,200	531
	Asahi Co. Ltd.	47,900	526
^	Tokyo Rakutenchi Co. Ltd.	113,000	519
	Zuken Inc.	50,800	519
*	Hito Communications Inc.	39,400	516
	Toli Corp.	162,000	515
	Tosho Printing Co. Ltd.	123,000	514
	Fujikura Kasei Co. Ltd.	90,600	508
	Rhythm Watch Co. Ltd.	322,000	503
^	Zuiko Corp.	14,200	502
	Tatsuta Electric Wire and Cable Co. Ltd.	127,700	496
	Parco Co. Ltd.	56,200	496
	Organo Corp.	123,000	495
	Hodogaya Chemical Co. Ltd.	21,400	493
	Nippon Coke & Engineering Co. Ltd.	538,100	492
	Japan Radio Co. Ltd.	41,000	490
	Gakken Holdings Co. Ltd.	178,000	485
*	KNT-CT Holdings Co. Ltd.	390,000	483
	Yushiro Chemical Industry Co. Ltd.	39,200	481
	Nihon Dempa Kogyo Co. Ltd.	62,800	477
	Tsutsumi Jewelry Co. Ltd.	28,300	473
	Corona Corp. Class A	47,800	469
	NDS Co. Ltd.	18,700	465
^	Japan Drilling Co. Ltd.	22,200	463
	Maezawa Kasei Industries Co. Ltd.	45,100	461
	Elematec Corp.	29,400	459
	Chugai Ro Co. Ltd.	236,000	453
	Sankyo Seiko Co. Ltd.	131,200	447
	AOI Electronics Co. Ltd.	17,200	447

40

Vanguard® Developed Markets Index Fund
Schedule of Investments
December 31, 2016

			Market
			Value
		Shares	($000)
	Kobelco Eco-Solutions Co. Ltd.	117,000	445
	Kitano Construction Corp.	162,000	445
^	Pasona Group Inc.	64,800	444
^,*	Linical Co. Ltd.	41,300	443
^	JP-Holdings Inc.	203,500	443
	Artnature Inc.	73,000	441
	CMIC Holdings Co. Ltd.	33,800	437
	Maezawa Kyuso Industries Co. Ltd.	33,400	434
	Funai Electric Co. Ltd.	55,100	433
	Nippon Chemiphar Co. Ltd.	9,000	419
	NEC Capital Solutions Ltd.	27,000	418
	Future Corp.	66,900	414
	Alpha Systems Inc.	25,900	412
	ASAHI YUKIZAI Corp.	220,000	410
	CAC Holdings Corp.	53,700	406
	Chuo Spring Co. Ltd.	147,000	398
	Panasonic Industrial Devices SUNX Co. Ltd.	57,500	392
	Daikoku Denki Co. Ltd.	25,600	392
	Krosaki Harima Corp.	149,000	390
	Gecoss Corp.	40,800	387
	Showa Aircraft Industry Co. Ltd.	40,000	383
	Mitsubishi Kakoki Kaisha Ltd.	206,000	378
	Dunlop Sports Co. Ltd.	42,600	377
	Shimojima Co. Ltd.	39,400	377
^,*	Aplus Financial Co. Ltd.	370,100	373
	Takihyo Co. Ltd.	95,000	369
	Mitsui Home Co. Ltd.	84,000	366
	Nice Holdings Inc.	281,000	363
	Tokyo Electron Device Ltd.	26,900	362
	Srg Takamiya Co. Ltd.	68,200	361
*	Nakayama Steel Works Ltd.	57,500	355
^	Right On Co. Ltd.	40,800	351
^,*	Shin Nippon Biomedical Laboratories Ltd.	68,900	344
	Toyo Denki Seizo KK	25,200	341
	Airport Facilities Co. Ltd.	69,400	341
*	Cybozu Inc.	88,700	338
	Inaba Seisakusho Co. Ltd.	29,300	337
	Toda Kogyo Corp.	140,000	336
	Paris Miki Holdings Inc.	84,100	335
	Sumitomo Precision Products Co. Ltd.	109,000	330
^	Tabuchi Electric Co. Ltd.	96,000	326
	Dai-ichi Seiko Co. Ltd.	27,700	310
	Daidoh Ltd.	87,500	305
	Pocket Card Co. Ltd.	60,500	290
*	Toa Oil Co. Ltd.	237,000	290
	Kinki Sharyo Co. Ltd.	12,600	282
	Best Denki Co. Ltd.	215,400	281
^,*	FDK Corp.	332,000	275
	Endo Lighting Corp.	33,800	252
*	Yamada SxL Home Co. Ltd.	371,000	250
^	Kojima Co. Ltd.	86,500	214
	HI-LEX Corp.	3,900	98
			14,658,492
Malta (0.0%)
*	BGP Holdings PLC	7,179,555	—

Netherlands (2.5%)
	Unilever NV	6,505,721	267,248
	ING Groep NV	16,182,812	227,835
	ASML Holding NV	1,346,262	150,877
	Koninklijke Philips NV	3,854,677	117,845
*	Koninklijke Ahold Delhaize NV	5,314,321	111,936
	Heineken NV	898,915	67,363
	Akzo Nobel NV	1,042,315	65,131

41

Vanguard® Developed Markets Index Fund
Schedule of Investments
December 31, 2016

			Market
			Value
		Shares	($000)
	RELX NV	3,802,974	63,966
*	ArcelorMittal	7,648,137	56,195
	NN Group NV	1,361,512	46,091
	Wolters Kluwer NV	1,215,512	43,964
	Koninklijke DSM NV	733,423	43,952
	Aegon NV	7,287,800	40,037
	Koninklijke KPN NV	13,189,687	39,004
*	Altice NV Class A	1,451,851	28,732
	Heineken Holding NV	409,850	28,501
2	ABN AMRO Group NV	1,165,321	25,802
	Randstad Holding NV	452,990	24,538
	Gemalto NV	342,167	19,761
	Aalberts Industries NV	420,695	13,630
	Koninklijke Vopak NV	274,826	12,966
*	Altice NV Class B	624,625	12,429
	SBM Offshore NV	763,665	11,956
	Boskalis Westminster	335,262	11,631
	Delta Lloyd NV	1,921,852	10,742
*	Galapagos NV	154,655	9,905
	IMCD Group NV	230,307	9,813
	APERAM SA	206,424	9,420
	ASM International NV	199,518	8,945
*	PostNL NV	1,858,960	7,986
	Eurocommercial Properties NV	192,450	7,403
	Wereldhave NV	163,063	7,335
	TKH Group NV	177,160	7,006
	Corbion NV	243,658	6,516
^,*	OCI NV	344,221	6,004
	ASR Nederland NV	209,433	4,978
2	GrandVision NV	213,126	4,686
^,*	Fugro NV	301,790	4,608
	Arcadis NV	327,414	4,589
	BE Semiconductor Industries NV	133,699	4,447
^,*	TomTom NV	491,784	4,418
	Koninklijke BAM Groep NV	929,972	4,299
2	Flow Traders	120,765	4,157
2	Philips Lighting NV	158,238	3,895
2	Refresco Group NV	213,119	3,235
	Vastned Retail NV	82,460	3,200
	Wessanen	216,055	3,025
	Accell Group	105,371	2,429
	NSI NV	570,071	2,152
	BinckBank NV	244,421	1,413
	Brunel International NV	81,604	1,320
2	Basic-Fit NV	25,986	438
	Aegon NV (New York Shares)	13,328	74
			1,679,828
New Zealand (0.3%)
	Fletcher Building Ltd.	2,967,223	21,802
	Spark New Zealand Ltd.	7,510,323	17,771
	Auckland International Airport Ltd.	3,728,401	16,172
	Fisher & Paykel Healthcare Corp. Ltd.	2,347,672	13,886
	Ryman Healthcare Ltd.	1,750,675	9,857
	Contact Energy Ltd.	2,966,937	9,594
	Meridian Energy Ltd.	5,163,963	9,316
	Z Energy Ltd.	1,592,040	8,026
	SKYCITY Entertainment Group Ltd.	2,729,724	7,448
	Trade Me Group Ltd.	1,817,277	6,319
	Mercury NZ Ltd.	2,895,130	5,948
	Kiwi Property Group Ltd.	5,473,617	5,267
	SKY Network Television Ltd.	1,599,337	5,048
	Mainfreight Ltd.	330,672	4,756
^,*	Xero Ltd.	386,774	4,696
^,*	a2 Milk Co. Ltd.	3,154,471	4,654

42

Vanguard® Developed Markets Index Fund
Schedule of Investments
December 31, 2016

			Market
			Value
		Shares	($000)
	Chorus Ltd.	1,661,283	4,579
	EBOS Group Ltd.	363,250	4,212
	Goodman Property Trust	4,699,057	3,982
	Air New Zealand Ltd.	2,167,826	3,301
	Infratil Ltd.	1,691,808	3,232
	Genesis Energy Ltd.	1,983,393	2,892
	Summerset Group Holdings Ltd.	861,255	2,798
	Precinct Properties New Zealand Ltd.	3,357,691	2,798
	Freightways Ltd.	580,601	2,720
	Argosy Property Ltd.	3,203,581	2,247
	Vector Ltd.	966,060	2,172
	Vital Healthcare Property Trust	1,456,706	2,044
	Metlifecare Ltd.	477,812	1,842
^	Heartland Bank Ltd.	1,399,147	1,458
	Warehouse Group Ltd.	556,183	1,101
	Kathmandu Holdings Ltd.	675,413	915
	New Zealand Refining Co. Ltd.	456,597	824
	New Zealand Oil & Gas Ltd.	1,322,257	579
	TOWER Ltd.	718,809	417
			194,673
Norway (0.7%)
	Statoil ASA	4,008,741	73,166
	DNB ASA	4,455,816	66,148
	Telenor ASA	2,911,520	43,459
	Orkla ASA	3,256,924	29,471
	Yara International ASA	737,862	29,027
	Marine Harvest ASA	1,563,427	28,268
	Norsk Hydro ASA	5,621,497	26,830
*	Subsea 7 SA	1,128,152	14,248
	Gjensidige Forsikring ASA	714,296	11,324
	TGS Nopec Geophysical Co. ASA	462,055	10,243
*	Storebrand ASA	1,917,717	10,187
	Schibsted ASA Class B	391,311	8,282
	Aker BP ASA	435,618	7,784
	Schibsted ASA Class A	331,636	7,590
	Tomra Systems ASA	623,909	6,536
	Salmar ASA	218,279	6,518
	Leroy Seafood Group ASA	108,465	6,039
	Bakkafrost P/F	132,560	5,258
^,*	Seadrill Ltd.	1,513,786	5,201
	Veidekke ASA	318,351	4,549
2	XXL ASA	400,087	4,539
	SpareBank 1 SR-Bank ASA	575,490	4,048
	SpareBank 1 SMN	500,480	3,750
	Aker ASA	100,172	3,742
2	Entra ASA	376,129	3,739
	Atea ASA	386,270	3,554
^,*	Petroleum Geo-Services ASA	981,797	3,308
^,*	Nordic Semiconductor ASA	777,724	3,155
	Kongsberg Gruppen ASA	208,411	3,006
	Austevoll Seafood ASA	301,239	2,919
*,2	Aker Solutions ASA	570,058	2,725
^,*	DNO ASA	2,645,664	2,590
	Hoegh LNG Holdings Ltd.	169,261	1,885
^,*	Opera Software ASA	414,571	1,791
^,*	Norwegian Air Shuttle ASA	41,755	1,387
^	Ocean Yield ASA	180,176	1,354
2	BW LPG Ltd.	309,577	1,301
^,*	Akastor ASA	613,671	1,149
^,*	REC Silicon ASA	8,699,495	1,146
*	Wilh Wilhelmsen ASA	275,304	1,077
	Stolt-Nielsen Ltd.	72,869	895
	Norwegian Property ASA	686,183	794

43

Vanguard® Developed Markets Index Fund
Schedule of Investments
December 31, 2016

		Market
		Value
	Shares	($000)
* Prosafe SE Class A	1	—
		453,982
Other (0.0%)[3]
Diebold Nixdorf Inc.	28,930	728

Portugal (0.2%)
Galp Energia SGPS SA	2,166,518	32,299
EDP - Energias de Portugal SA	8,071,331	24,566
Jeronimo Martins SGPS SA	1,029,032	15,960
NOS SGPS SA	926,116	5,496
EDP Renovaveis SA	838,782	5,327
CTT-Correios de Portugal SA	667,016	4,521
* Sonae SGPS SA	4,038,260	3,711
Navigator Co. SA	1,006,293	3,458
REN - Redes Energeticas Nacionais SGPS SA	1,101,290	3,125
^ Banco Comercial Portugues SA	2,706,803	3,047
* Banco BPI SA	1,394,285	1,658
Semapa-Sociedade de Investimento e Gestao	95,083	1,342
Altri SGPS SA	269,742	1,097
^ Mota-Engil SGPS SA	343,635	582
Sonaecom SGPS SA	128,885	345
* Banco Espirito Santo SA	10,412,510	34
		106,568
Singapore (1.1%)
DBS Group Holdings Ltd.	7,501,118	89,495
Oversea-Chinese Banking Corp. Ltd.	13,831,058	84,945
Singapore Telecommunications Ltd.	30,828,677	77,332
United Overseas Bank Ltd.	5,044,245	70,866
Keppel Corp. Ltd.	5,972,919	23,772
CapitaLand Ltd.	10,595,021	22,018
Wilmar International Ltd.	8,773,753	21,675
Global Logistic Properties Ltd.	12,415,031	18,799
Singapore Exchange Ltd.	3,403,975	16,786
Singapore Press Holdings Ltd.	6,689,586	16,268
Genting Singapore plc	25,100,194	15,622
Ascendas REIT	9,636,967	15,067
ComfortDelGro Corp. Ltd.	8,525,033	14,486
CapitaLand Mall Trust	11,165,153	14,482
Singapore Technologies Engineering Ltd.	6,495,889	14,428
Singapore Airlines Ltd.	2,138,126	14,244
City Developments Ltd.	2,480,438	14,155
Jardine Cycle & Carriage Ltd.	471,273	13,384
Suntec REIT	10,220,978	11,631
SATS Ltd.	2,823,800	9,448
Hutchison Port Holdings Trust	21,085,089	9,149
CapitaLand Commercial Trust	8,611,634	8,773
UOL Group Ltd.	1,996,895	8,232
Venture Corp. Ltd.	1,204,858	8,206
Golden Agri-Resources Ltd.	26,765,056	7,925
Mapletree Commercial Trust	7,865,492	7,572
Sembcorp Industries Ltd.	3,733,156	7,321
Singapore Post Ltd.	6,078,112	6,139
Mapletree Industrial Trust	5,282,500	5,997
Keppel REIT	7,850,900	5,524
Mapletree Greater China Commercial Trust	7,832,700	5,123
Yangzijiang Shipbuilding Holdings Ltd.	8,968,228	5,029
StarHub Ltd.	2,553,469	4,943
Mapletree Logistics Trust	6,131,900	4,313
* Noble Group Ltd.	36,718,763	4,282
Raffles Medical Group Ltd.	3,612,200	3,564
Sembcorp Marine Ltd.	3,551,684	3,368
United Engineers Ltd.	1,874,700	3,309
Olam International Ltd.	2,243,827	3,051
Starhill Global REIT	5,732,100	2,922

44

Vanguard® Developed Markets Index Fund
Schedule of Investments
December 31, 2016

			Market
			Value
		Shares	($000)
	Frasers Centrepoint Trust	2,201,400	2,887
	Keppel Infrastructure Trust	8,372,500	2,745
	Ascott Residence Trust	3,402,600	2,653
	Parkway Life REIT	1,597,800	2,601
	First Resources Ltd.	1,972,000	2,583
	Frasers Logistics & Industrial Trust	4,031,300	2,573
*	Genting Hong Kong Ltd.	8,457,800	2,529
	CDL Hospitality Trusts	2,650,500	2,452
2	ARA Asset Management Ltd.	2,024,100	2,383
	Yanlord Land Group Ltd.	2,572,036	2,342
	Keppel DC REIT	2,742,287	2,240
	Lippo Malls Indonesia Retail Trust	8,340,700	2,130
	Frasers Commercial Trust	2,387,800	2,077
	SIA Engineering Co. Ltd.	891,977	2,073
	Cambridge Industrial Trust	5,427,600	2,021
^	Cache Logistics Trust	3,618,700	2,020
	CapitaLand Retail China Trust	2,119,400	2,004
	Ascendas India Trust	2,784,600	1,947
^,*	Ezion Holdings Ltd.	7,332,553	1,933
	OUE Hospitality Trust	4,082,600	1,858
	First REIT	2,071,600	1,810
	Yoma Strategic Holdings Ltd.	4,436,800	1,787
	Manulife US REIT	2,109,217	1,737
	Croesus Retail Trust	2,962,300	1,708
^	M1 Ltd.	1,230,940	1,663
	Ascendas Hospitality Trust	3,377,200	1,649
	Wing Tai Holdings Ltd.	1,484,975	1,626
	SPH REIT	2,412,400	1,581
^	Far East Hospitality Trust	3,731,100	1,546
^	Soilbuild Business Space REIT	3,354,020	1,483
^	Super Group Ltd.	1,670,300	1,475
	Asian Pay Television Trust	5,609,000	1,452
*	SIIC Environment Holdings Ltd.	3,521,800	1,422
	RHT Health Trust	2,186,800	1,382
	Accordia Golf Trust	3,157,600	1,373
	OUE Ltd.	1,130,100	1,369
	Sheng Siong Group Ltd.	1,905,800	1,242
	Sarine Technologies Ltd.	994,000	1,234
	Silverlake Axis Ltd.	3,197,000	1,167
	GL Ltd.	1,809,300	950
	Bumitama Agri Ltd.	1,326,500	763
^	Sabana Shari'ah Compliant Industrial REIT	2,819,600	739
	Midas Holdings Ltd.	4,953,100	736
^,*	COSCO Corp. Singapore Ltd.	3,804,469	724
^	Hyflux Ltd.	1,997,200	710
	China Everbright Water Ltd.	2,042,400	703
	Indofood Agri Resources Ltd.	1,734,900	628
	Boustead Singapore Ltd.	777,000	430
*	Ying Li International Real Estate Ltd.	3,447,000	354
^,*	Ezra Holdings Ltd.	10,329,900	347
*	Vard Holdings Ltd.	1,997,500	343
*	Gallant Venture Ltd.	2,530,300	207
	Sabana Shari'ah Compliant Rights Exp. 01/18/2017	1,184,232	100
*	Ezion Holdings Ltd Warrants Exp. 04/15/2020	720,757	41
			776,177
South Korea (4.1%)
	Samsung Electronics Co. Ltd.	383,841	571,276
	Samsung Electronics Co. Ltd. Preference Shares	77,753	92,062
	SK Hynix Inc.	2,203,391	81,076
	Hyundai Motor Co.	590,437	71,229
	NAVER Corp.	110,485	70,752
	Shinhan Financial Group Co. Ltd.	1,739,019	65,215
	POSCO	283,072	60,100
	Hyundai Mobis Co. Ltd.	271,995	59,383

45

Vanguard® Developed Markets Index Fund
Schedule of Investments
December 31, 2016

			Market
			Value
		Shares	($000)
	KB Financial Group Inc.	1,566,436	55,357
*	Samsung Electronics Co. Ltd. GDR	73,872	54,924
	LG Chem Ltd.	193,635	41,757
	Samsung C&T Corp.	373,767	38,702
	KT&G Corp.	462,650	38,701
	Korea Electric Power Corp.	1,033,121	37,686
	Kia Motors Corp.	1,076,825	34,950
	Amorepacific Corp.	131,212	34,874
	Hana Financial Group Inc.	1,228,867	31,717
	SK Innovation Co. Ltd.	254,378	30,784
	Samsung Fire & Marine Insurance Co. Ltd.	134,370	29,857
	Samsung Life Insurance Co. Ltd.	306,269	28,506
^,*	Celltrion Inc.	316,206	28,045
	SK Holdings Co. Ltd.	138,919	26,371
	LG Household & Health Care Ltd.	36,585	25,957
	LG Display Co. Ltd.	934,318	24,242
*	Hyundai Heavy Industries Co. Ltd.	194,415	23,352
	Samsung SDI Co. Ltd.	227,782	20,506
	Woori Bank	1,845,512	19,449
	LG Electronics Inc.	451,285	19,266
	LG Corp.	371,100	18,424
	Lotte Chemical Corp.	60,093	18,313
	Coway Co. Ltd.	222,865	16,290
	Korea Zinc Co. Ltd.	41,066	16,153
	Samsung SDS Co. Ltd.	134,850	15,546
	Hankook Tire Co. Ltd.	309,446	14,877
	Korea Aerospace Industries Ltd.	267,422	14,795
	NCSoft Corp.	71,507	14,627
	Hyundai Steel Co.	307,443	14,471
	Hyundai Motor Co. 2nd Preference Shares	171,358	14,072
	Kangwon Land Inc.	448,873	13,282
	E-MART Inc.	87,111	13,191
	AMOREPACIFIC Group	117,847	12,952
	S-Oil Corp.	173,648	12,154
	SK Telecom Co. Ltd. ADR	557,432	11,650
	Hyosung Corp.	96,675	11,621
	Industrial Bank of Korea	1,066,782	11,196
	Hyundai Engineering & Construction Co. Ltd.	297,964	10,541
	Dongbu Insurance Co. Ltd.	195,041	10,098
	Hyundai Glovis Co. Ltd.	76,362	9,756
	GS Holdings Corp.	214,063	9,575
	Samsung Electro-Mechanics Co. Ltd.	224,961	9,444
	Hyundai Development Co-Engineering & Construction	252,917	9,396
	Mirae Asset Daewoo Co. Ltd.	1,542,796	9,230
	Orion Corp.	16,521	8,955
	CJ CheilJedang Corp.	29,239	8,651
	BNK Financial Group Inc.	1,181,488	8,475
	LG Uplus Corp.	882,938	8,368
	CJ Corp.	54,023	8,354
^	Kakao Corp.	128,760	8,192
	Daelim Industrial Co. Ltd.	112,224	8,078
	Lotte Shopping Co. Ltd.	43,877	8,048
^,*	Samsung Heavy Industries Co. Ltd.	1,034,679	7,901
	Amorepacific Corp. Preference Shares	44,919	7,635
^,*	Samsung Biologics Co. Ltd.	57,517	7,191
	Hanssem Co. Ltd.	42,116	6,924
	Hanwha Chemical Corp.	336,272	6,855
	KCC Corp.	22,679	6,740
	Hyundai Motor Co. Preference Shares	84,415	6,680
^	Hanmi Pharm Co. Ltd.	26,351	6,645
	Hyundai Marine & Fire Insurance Co. Ltd.	251,603	6,549
	SK Telecom Co. Ltd.	32,239	5,975
	Doosan Heavy Industries & Construction Co. Ltd.	261,120	5,866
	Hanon Systems	688,494	5,863

46

Vanguard® Developed Markets Index Fund
Schedule of Investments
December 31, 2016

			Market
			Value
		Shares	($000)
	Hanwha Corp.	199,810	5,789
	S-1 Corp.	79,063	5,741
	Hyundai Department Store Co. Ltd.	63,592	5,741
	Samsung Securities Co. Ltd.	218,699	5,729
^	BGF retail Co. Ltd.	84,127	5,696
*	Shinhan Financial Group Co. Ltd. ADR	146,931	5,530
^,*	Samsung Engineering Co. Ltd.	648,619	5,511
	Hanwha Techwin Co. Ltd.	150,191	5,398
	Yuhan Corp.	32,626	5,384
	Korea Investment Holdings Co. Ltd.	154,820	5,365
	Hanwha Life Insurance Co. Ltd.	988,979	5,343
^	Mando Corp.	27,396	5,321
*	KB Financial Group Inc. ADR	146,503	5,170
^	Hotel Shilla Co. Ltd.	129,287	5,139
	DGB Financial Group Inc.	623,994	5,042
^,*	OCI Co. Ltd.	75,068	4,881
^	Medy-Tox Inc.	16,563	4,874
^	Kumho Petrochemical Co. Ltd.	71,567	4,852
^,*	ViroMed Co. Ltd.	54,797	4,677
	LG Chem Ltd. Preference Shares	31,517	4,674
^,*	Kumho Tire Co. Inc.	660,090	4,623
	CJ E&M Corp.	78,343	4,596
^,*	CJ Korea Express Corp.	29,811	4,415
	LG Innotek Co. Ltd.	60,385	4,412
	Samsung Card Co. Ltd.	134,124	4,410
	Kolon Industries Inc.	71,564	4,377
	Korea Gas Corp.	108,730	4,364
	NH Investment & Securities Co. Ltd.	527,969	4,207
	Posco Daewoo Corp.	187,738	4,191
^	SK Chemicals Co. Ltd.	74,984	4,155
	LG Household & Health Care Ltd. Preference Shares	8,916	4,152
	Shinsegae Inc.	28,144	4,098
^,*	GS Engineering & Construction Corp.	184,212	4,028
	Hyundai Wia Corp.	66,299	4,002
^,*	Doosan Infracore Co. Ltd.	549,170	3,991
	KEPCO Plant Service & Engineering Co. Ltd.	86,574	3,879
^,*	Komipharm International Co. Ltd.	129,942	3,758
	Doosan Corp.	42,942	3,724
	NongShim Co. Ltd.	13,358	3,677
	Korean Reinsurance Co.	389,394	3,673
	Cheil Worldwide Inc.	282,125	3,669
	SK Networks Co. Ltd.	639,802	3,661
	LS Corp.	71,373	3,501
	Meritz Securities Co. Ltd.	1,222,637	3,494
^,*	Daewoo Engineering & Construction Co. Ltd.	808,342	3,396
*	Korean Air Lines Co. Ltd.	150,403	3,394
	Lotte Confectionery Co. Ltd.	22,854	3,376
	KT Corp.	131,742	3,205
^	Youngone Corp.	124,933	3,166
^	Korea Kolmar Co. Ltd.	58,032	3,158
	Lotte Chilsung Beverage Co. Ltd.	2,609	3,156
^	SK Materials Co. Ltd.	21,285	3,153
	KB Insurance Co. Ltd.	144,727	3,131
*	KT Corp. ADR	219,014	3,086
^	CJ CGV Co. Ltd.	52,419	3,048
^	LIG Nex1 Co. Ltd.	44,768	2,981
^	Ottogi Corp.	5,371	2,945
	Dongsuh Cos. Inc.	129,071	2,942
	Meritz Fire & Marine Insurance Co. Ltd.	232,450	2,942
^,*	Com2uSCorp	40,722	2,934
^	Green Cross Corp.	22,092	2,869
^	KIWOOM Securities Co. Ltd.	46,933	2,792
^,*	NHN Entertainment Corp.	66,895	2,783
^	Hyundai Greenfood Co. Ltd.	214,496	2,731

47

Vanguard® Developed Markets Index Fund
Schedule of Investments
December 31, 2016

			Market
			Value
		Shares	($000)
^	Cosmax Inc.	26,980	2,664
	Poongsan Corp.	77,848	2,605
	Korea Petrochemical Ind Co. Ltd.	11,372	2,588
	GS Retail Co. Ltd.	64,460	2,539
^,*	Pan Ocean Co. Ltd.	771,088	2,535
^	Fila Korea Ltd.	42,792	2,496
^,*	Yungjin Pharmaceutical Co. Ltd.	339,686	2,469
^	Hanmi Science Co. ltd	48,503	2,446
	Samyang Holdings Corp.	24,581	2,429
	LG International Corp.	100,013	2,420
	Eo Technics Co. Ltd.	32,579	2,417
*	WONIK IPS Co. Ltd.	111,349	2,408
^,*	Advanced Process Systems Corp.	96,824	2,384
	Hansol Chemical Co. Ltd.	34,117	2,352
^,*	Hyundai Mipo Dockyard Co. Ltd.	41,934	2,331
^	Hite Jinro Co. Ltd.	131,650	2,299
	Innocean Worldwide Inc.	48,580	2,290
	LG Hausys Ltd.	28,644	2,267
^,*	Osstem Implant Co. Ltd.	45,013	2,257
	SKC Co. Ltd.	82,226	2,243
	Hyundai Home Shopping Network Corp.	24,293	2,243
*	Hugel Inc.	8,405	2,229
*	Dongkuk Steel Mill Co. Ltd.	243,815	2,224
^	Tongyang Inc.	880,088	2,170
^	JW Pharmaceutical Corp.	49,255	2,143
^	Green Cross Holdings Corp.	107,422	2,114
	LS Industrial Systems Co. Ltd.	64,289	2,113
^	Bukwang Pharmaceutical Co. Ltd.	96,366	2,099
	Chong Kun Dang Pharmaceutical Corp.	24,227	2,090
	SFA Engineering Corp.	38,701	2,065
	IS Dongseo Co. Ltd.	55,884	2,056
	Samsung Fire & Marine Insurance Co. Ltd. Preference Shares	13,460	2,027
^	Hana Tour Service Inc.	36,265	1,981
^	Kolon Life Science Inc.	20,060	1,946
	JB Financial Group Co. Ltd.	403,090	1,926
^	Paradise Co. Ltd.	190,111	1,907
	GS Home Shopping Inc.	13,271	1,886
	Korea Electric Terminal Co. Ltd.	28,912	1,885
^,*	Hyundai Elevator Co. Ltd.	39,577	1,879
^	Seoul Semiconductor Co. Ltd.	144,791	1,861
^	LOTTE Fine Chemical Co. Ltd.	72,333	1,836
	Daesang Corp.	83,282	1,819
	Taekwang Industrial Co. Ltd.	2,319	1,818
	Young Poong Corp.	2,053	1,812
^	Koh Young Technology Inc.	48,468	1,812
^	LOTTE Himart Co. Ltd.	51,363	1,794
^,*	Ilyang Pharmaceutical Co. Ltd.	51,882	1,784
	Dongwon Industries Co. Ltd.	5,877	1,768
^	Lotte Food Co. Ltd.	3,286	1,765
	Hankook Tire Worldwide Co. Ltd.	102,474	1,761
	CJ O Shopping Co. Ltd.	12,931	1,739
^	Handsome Co. Ltd.	59,969	1,731
	SK Gas Ltd.	15,506	1,661
^,*	Seegene Inc.	56,960	1,644
^,*	Hanall Biopharma Co. Ltd.	151,556	1,644
	Soulbrain Co. Ltd.	32,391	1,617
^,*	Loen Entertainment Inc.	25,368	1,593
^	Dong-A ST Co. Ltd.	18,227	1,589
^,*	Taihan Electric Wire Co. Ltd.	1,035,273	1,587
^	Jeil Pharmaceutical Co.	23,417	1,561
^,*	Genexine Co. Ltd.	43,739	1,560
	Huchems Fine Chemical Corp.	86,673	1,555
^	Korea Real Estate Investment & Trust Co. Ltd.	656,041	1,551
^	Hanjin Kal Corp.	122,468	1,550

48

Vanguard® Developed Markets Index Fund
Schedule of Investments
December 31, 2016

			Market
			Value
		Shares	($000)
	Nexen Tire Corp.	143,568	1,545
^,*	DIO Corp.	47,212	1,542
	Halla Holdings Corp.	30,675	1,539
*	Dongbu HiTek Co. Ltd.	117,033	1,537
^,*	Chabiotech Co. Ltd.	144,175	1,510
	Dong-A Socio Holdings Co. Ltd.	11,575	1,497
	Hanwha General Insurance Co. Ltd.	250,223	1,497
	Daou Technology Inc.	100,712	1,496
^	DuzonBizon Co. Ltd.	84,291	1,495
	Vieworks Co. Ltd.	30,147	1,491
^,*	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	40,900	1,483
^	Hansae Co. Ltd.	69,398	1,472
	Tongyang Life Insurance Co. Ltd.	135,793	1,425
	LF Corp.	78,808	1,405
	LG Electronics Inc. Preference Shares	66,234	1,405
^	Grand Korea Leisure Co. Ltd.	83,027	1,404
^,*	SM Entertainment Co.	65,448	1,401
	Samyang Corp.	16,062	1,395
^	SPC Samlip Co. Ltd.	9,945	1,394
	Toptec Co. Ltd.	72,919	1,392
*	Hyundai Rotem Co. Ltd.	92,552	1,388
^,*	HLB Inc.	127,259	1,381
^,*	Binex Co. Ltd.	98,290	1,376
*	Asiana Airlines Inc.	389,161	1,356
	Partron Co. Ltd.	154,757	1,323
	LEENO Industrial Inc.	36,487	1,309
^,*	CrystalGenomics Inc.	93,037	1,305
	S&T Motiv Co. Ltd.	32,085	1,298
	ST Pharm Co. Ltd.	34,881	1,293
	Namyang Dairy Products Co. Ltd.	2,114	1,285
^,*	GemVax & Kael Co. Ltd.	105,819	1,272
*	Ssangyong Motor Co.	192,857	1,259
	Hankook Shell Oil Co. Ltd.	3,414	1,252
^,*	Medipost Co. Ltd.	27,655	1,240
^,*	Foosung Co. Ltd.	203,622	1,234
*	Korea Electric Power Corp. ADR	66,423	1,227
^	Mirae Asset Life Insurance Co. Ltd.	286,143	1,219
^	Amicogen Inc.	32,293	1,188
	Sebang Global Battery Co. Ltd.	38,373	1,188
*	Jusung Engineering Co. Ltd.	137,752	1,177
	CJ CheilJedang Corp. Preference Shares	8,180	1,172
	Binggrae Co. Ltd.	22,121	1,168
	DoubleUGames Co. Ltd.	34,793	1,146
	Meritz Financial Group Inc.	124,309	1,142
^,*	iNtRON Biotechnology Inc.	45,181	1,140
^	Maeil Dairy Industry Co. Ltd.	34,194	1,136
^,*	Posco ICT Co. Ltd.	237,489	1,134
^	Caregen Co. Ltd.	16,721	1,133
^	Ahnlab Inc.	23,706	1,132
	Muhak Co. Ltd.	58,880	1,114
^	Hanjin Transportation Co. Ltd.	46,487	1,107
	Hansol Paper Co. Ltd.	66,552	1,085
	SL Corp.	60,790	1,083
^,*	Jenax Inc.	57,776	1,075
^	YG Entertainment Inc.	45,815	1,073
	Youngone Holdings Co. Ltd.	21,677	1,068
	NICE Holdings Co. Ltd.	73,143	1,065
^	KEPCO Engineering & Construction Co. Inc.	53,860	1,053
	Modetour Network Inc.	43,899	1,050
^,*	NUTRIBIOTECH Co. Ltd.	20,544	1,044
^,*	ATGen Co. Ltd.	35,220	1,036
^,*	Emerson Pacific Inc.	36,800	1,029
^,*	Seobu T&D	67,307	1,024
^	Cell Biotech Co. Ltd.	25,445	1,023

49

Vanguard® Developed Markets Index Fund
Schedule of Investments
December 31, 2016

			Market
			Value
		Shares	($000)
	KISWIRE Ltd.	30,462	1,011
^	Daewoong Pharmaceutical Co. Ltd.	17,576	999
^,*	Wonik Holdings Co. Ltd.	174,798	973
	Sungwoo Hitech Co. Ltd.	152,509	971
	Daishin Securities Co. Ltd.	111,957	962
^,*	SK Securities Co. Ltd.	1,142,088	962
^,*	i-SENS Inc.	39,399	957
^,*	Schnell Biopharmaceuticals Inc.	296,110	957
	Hanil Cement Co. Ltd.	15,035	947
^	JW Holdings Corp.	128,834	943
^	InBody Co. Ltd.	42,158	940
	Shinyoung Securities Co. Ltd.	22,696	939
	AK Holdings Inc.	20,265	939
*	Ssangyong Cement Industrial Co. Ltd.	76,068	931
*	Kumho Industrial Co. Ltd.	115,852	927
^	Hancom Inc.	67,427	922
	AtlasBX Co. Ltd.	20,985	915
^,*	NS Shopping Co. Ltd.	7,177	912
	Kwang Dong Pharmaceutical Co. Ltd.	128,921	908
^,*	Leaders Cosmetics Co. Ltd.	49,872	906
^	Able C&C Co. Ltd.	52,858	904
	Daekyo Co. Ltd.	134,037	902
^	Lutronic Corp.	30,906	892
	DongKook Pharmaceutical Co. Ltd.	18,782	891
^	Seah Besteel Corp.	42,123	890
^,*	Cellumed Co. Ltd.	713,287	887
	KT Skylife Co. Ltd.	61,639	881
^,*	Yuanta Securities Korea Co. Ltd.	340,363	881
*	Hansol Holdings Co. Ltd.	158,847	881
	Songwon Industrial Co. Ltd.	61,782	873
^,*	Hansol Technics Co. Ltd.	68,378	872
^,*	Pharmicell Co. Ltd.	202,653	869
^	It's Skin Co. Ltd.	24,451	868
	CJ Hellovision Co. Ltd.	111,713	866
	Daeduck Electronics Co.	127,916	864
^,*	Webzen Inc.	69,884	863
	POSCO Chemtech Co. Ltd.	85,547	849
	Samchully Co. Ltd.	9,897	831
^	Hyundai Livart Furniture Co. Ltd.	42,261	828
^,*	CMG Pharmaceutical Co. Ltd.	314,750	826
	GOLFZON Co. Ltd.	15,204	821
^	Dae Hwa Pharmaceutical Co. Ltd.	42,575	820
^	Lock&Lock Co. Ltd.	67,822	814
^,*	Naturalendo Tech Co. Ltd.	55,863	811
	E1 Corp.	15,584	808
^,*	CUROCOM Co. Ltd.	309,179	804
	NICE Information Service Co. Ltd.	139,114	797
*	Interflex Co. Ltd.	37,434	796
^,*	Huons Co. Ltd.	15,054	793
^	iMarketKorea Inc.	91,385	786
^	Dongwon F&B Co. Ltd.	4,772	782
^	Dawonsys Co. Ltd.	72,850	779
	SeAH Steel Corp.	10,081	773
^,*	Gamevil Inc.	19,074	768
^	Kwangju Bank	85,920	767
	Youlchon Chemical Co. Ltd.	65,345	760
^	Kolon Corp.	15,445	748
	Silicon Works Co. Ltd.	32,361	743
	Dae Han Flour Mills Co. Ltd.	4,950	737
^	Cuckoo Electronics Co. Ltd.	6,774	722
^	Korea Kolmar Holdings Co. Ltd.	25,894	721
^,*	Kolao Holdings	108,807	720
*	Korea Line Corp.	50,042	712
^	Byucksan Corp.	183,918	708

50

Vanguard® Developed Markets Index Fund
Schedule of Investments
December 31, 2016

			Market
			Value
		Shares	($000)
	Humax Co. Ltd.	61,750	703
^,*	COSON Co. Ltd.	70,847	702
*	Taewoong Co. Ltd.	37,645	698
*	Hanjin Heavy Industries & Construction Co. Ltd.	248,536	690
	Sindoh Co. Ltd.	15,193	690
*	Taeyoung Engineering & Construction Co. Ltd.	151,989	682
	Chongkundang Holdings Corp.	11,965	681
	Daishin Securities Co. Ltd. Preference Shares	112,308	678
^,*	ICD Co. Ltd.	45,526	675
^,*	Peptron Inc.	20,670	668
^	Crown Confectionery Co. Ltd.	28,358	659
*	Woongjin Thinkbig Co. Ltd.	85,305	655
^	Namhae Chemical Corp.	94,005	653
^,*	Agabang&Company	102,616	653
	Daeduck GDS Co. Ltd.	60,820	648
^	Daewoong Co. Ltd.	17,711	645
^,*	Insun ENT Co. Ltd.	116,903	629
^	Seoyon E-Hwa Co. Ltd.	54,015	625
^,*	G-SMATT GLOBAL Co. Ltd.	51,626	623
^	Humedix Co. Ltd.	22,296	618
^	CJ Freshway Corp.	18,890	608
^	Coreana Cosmetics Co. Ltd.	114,265	603
^	Interpark Holdings Corp.	143,836	598
	S&T Dynamics Co. Ltd.	76,950	592
^,*	Duk San Neolux Co. Ltd.	22,109	580
^,*	WeMade Entertainment Co. Ltd.	31,305	577
^	KH Vatec Co. Ltd.	50,218	563
^,*	CrucialTec Co. Ltd.	83,051	553
	Hyundai Corp.	30,448	551
^	Cosmax BTI Inc	17,623	545
*	SFA Semicon Co. Ltd.	257,398	538
^,*	Hanwha Investment & Securities Co. Ltd.	310,717	535
	Kyobo Securities Co. Ltd.	71,692	522
	KISCO Corp.	16,899	518
	Huons Global Co. Ltd.	17,905	507
*	Lumens Co. Ltd.	148,721	471
*	Green Cross Cell Corp.	20,927	471
^,*	Samsung Pharmaceutical Co. Ltd.	135,881	469
*	KTB Investment & Securities Co. Ltd.	193,617	468
^	SBS Media Holdings Co. Ltd.	210,559	466
*	Eugene Investment & Securities Co. Ltd.	228,384	460
^	Sung Kwang Bend Co. Ltd.	61,595	451
^	KONA I Co. Ltd.	44,874	448
	NEPES Corp.	60,998	417
^,*	Neowiz Games Corp.	44,012	413
	Sam Young Electronics Co. Ltd.	40,228	404
	INTOPS Co. Ltd.	45,492	382
	Seoyon Co. Ltd.	42,676	378
	DY Corp.	62,546	367
	TK Corp.	52,740	362
^,*	Duksan Hi-Metal Co. Ltd.	50,261	358
^,*	3S Korea Co. Ltd.	149,771	345
^	GOLFZONYUWONHOLDINGS Co. Ltd.	53,538	343
	MegaStudy Co. Ltd.	11,905	331
^	Eusu Holdings Co. Ltd.	68,612	324
^	Hyundai C&F Inc.	19,904	271
*	Doosan Engine Co. Ltd.	95,069	257
*	Dongbu Securities Co. Ltd.	95,609	256
	Hitejinro Holdings Co. Ltd.	24,200	249
	MegaStudyEdu Co. Ltd.	5,408	202
	Mirae Asset Securities Co. Ltd.		—
			2,736,615
Spain (2.6%)
	Banco Santander SA	60,127,348	312,800

51

Vanguard® Developed Markets Index Fund
Schedule of Investments
December 31, 2016

			Market
			Value
		Shares	($000)
	Banco Bilbao Vizcaya Argentaria SA	27,206,745	183,345
	Telefonica SA	17,791,118	164,255
	Iberdrola SA	23,573,054	154,354
	Industria de Diseno Textil SA	4,436,839	151,146
	Amadeus IT Group SA	1,749,669	79,355
*	Repsol SA	4,594,192	64,563
	CaixaBank SA	13,383,839	44,110
^	Abertis Infraestructuras SA	2,796,501	39,074
*	Ferrovial SA	2,073,690	36,983
2	Aena SA	270,195	36,812
*	Red Electrica Corp. SA	1,803,552	33,979
*	Banco de Sabadell SA	21,723,974	30,187
	Endesa SA	1,329,149	28,109
	Grifols SA	1,411,084	28,012
	Gas Natural SDG SA	1,285,826	24,191
	Enagas SA	950,811	24,097
*	ACS Actividades de Construccion y Servicios SA	707,504	22,327
	Bankinter SA	2,872,848	22,217
	Bankia SA	19,564,591	19,937
	Gamesa Corp. Tecnologica SA	929,598	18,794
	Grifols SA Preference Shares	1,058,478	16,991
	Merlin Properties Socimi SA	1,388,479	15,065
	Mapfre SA	4,200,277	12,794
	Distribuidora Internacional de Alimentacion SA	2,573,979	12,624
^,*	Banco Popular Espanol SA	12,960,330	12,487
	Viscofan SA	195,368	9,620
^	Bolsas y Mercados Espanoles SHMSF SA	321,750	9,460
	Mediaset Espana Comunicacion SA	767,136	8,986
2	Cellnex Telecom SA	576,597	8,277
	Acciona SA	108,704	7,985
*	Acerinox SA	580,766	7,674
	Ebro Foods SA	364,655	7,632
*	Inmobiliaria Colonial SA	976,899	6,761
	Zardoya Otis SA	800,374	6,754
	Grupo Catalana Occidente SA	185,452	6,062
	Applus Services SA	595,423	6,034
	Tecnicas Reunidas SA	134,656	5,507
	Melia Hotels International SA	467,196	5,439
	Prosegur Cia de Seguridad SA	862,570	5,383
*	Indra Sistemas SA	480,747	5,258
	Hispania Activos Inmobiliarios SOCIMI SA	415,634	4,882
	Almirall SA	244,737	3,797
	Faes Farma SA	1,052,461	3,716
	CIE Automotive SA	189,428	3,686
*,2	Euskaltel SA	396,675	3,511
*	NH Hotel Group SA	862,689	3,482
	Cia de Distribucion Integral Logista Holdings SA	148,921	3,446
	Axiare Patrimonio SOCIMI SA	235,704	3,428
	Vidrala SA	65,478	3,374
	Corp Financiera Alba SA	68,565	3,089
*	Construcciones y Auxiliar de Ferrocarriles SA	76,414	3,078
*	Sacyr SA	1,175,929	2,735
^,*	Fomento de Construcciones y Contratas SA	321,879	2,555
	Atresmedia Corp. de Medios de Comunicacion SA	217,798	2,378
^,*	Codere SA	2,903,857	2,321
^	Obrascon Huarte Lain SA	595,419	2,059
*	Pharma Mar SA	621,303	1,768
	Repsol SA Rights	4,532,305	1,679
	Ence Energia y Celulosa SA	530,858	1,399
*	Liberbank SA	1,150,976	1,189
*	Promotora de Informaciones SA	209,647	1,156
	Papeles y Cartones de Europa SA	195,011	1,075
			1,755,243

52

Vanguard® Developed Markets Index Fund
Schedule of Investments
December 31, 2016

			Market
			Value
		Shares	($000)
Sweden (2.7%)
	Nordea Bank AB	13,309,441	147,477
	Hennes & Mauritz AB Class B	3,975,498	110,205
	Swedbank AB Class A	4,399,849	106,012
	Svenska Handelsbanken AB Class A	6,130,063	84,904
	Volvo AB Class B	6,461,794	75,228
	Telefonaktiebolaget LM Ericsson Class B	12,447,395	72,954
	Assa Abloy AB Class B	3,936,439	72,838
	Atlas Copco AB Class A	2,396,677	72,707
	Svenska Cellulosa AB SCA Class B	2,498,612	70,327
	Investor AB Class B	1,884,545	70,218
	Skandinaviska Enskilda Banken AB Class A	6,005,814	62,762
	Sandvik AB	4,517,246	55,725
	Atlas Copco AB Class B	1,841,519	50,066
	Telia Co. AB	10,972,741	44,080
	Hexagon AB Class B	1,074,974	38,286
	Skanska AB Class B	1,510,331	35,560
	Boliden AB	1,143,701	29,708
	SKF AB	1,610,885	29,537
	Swedish Match AB	791,788	25,122
	Electrolux AB Class B	929,250	23,009
	Alfa Laval AB	1,306,198	21,546
*	Kinnevik AB	845,148	20,187
	Securitas AB Class B	1,270,989	19,937
	Trelleborg AB Class B	1,009,651	19,827
	Industrivarden AB Class A	870,329	17,183
*	Lundin Petroleum AB	740,484	16,048
	Castellum AB	1,100,283	15,074
^	Elekta AB Class B	1,472,686	13,002
	Industrivarden AB	685,865	12,756
^	ICA Gruppen AB	412,223	12,547
	Getinge AB	769,593	12,331
	Husqvarna AB	1,552,785	12,048
	Tele2 AB	1,453,644	11,623
	BillerudKorsnas AB	640,280	10,724
^,*	Nibe Industrier AB Class B	1,294,589	10,180
	Intrum Justitia AB	300,616	10,135
	Hexpol AB	1,048,242	9,691
*,2	Dometic Group AB	1,228,881	9,022
	Loomis AB Class B	301,948	8,966
	Fabege AB	545,940	8,901
	NCC AB Class B	345,871	8,543
	Indutrade AB	413,242	8,282
^,*	Swedish Orphan Biovitrum AB	690,895	8,067
*	Fastighets AB Balder Class B	384,283	7,753
	Hufvudstaden AB Class A	475,249	7,499
	Holmen AB	207,374	7,423
^	Fingerprint Cards AB Class B	1,076,857	7,390
	AAK AB	108,894	7,161
	Axfood AB	437,961	6,877
*	SSAB AB Class B	2,168,170	6,825
2	Thule Group AB	425,582	6,644
	Modern Times Group MTG AB Class B	222,189	6,567
	L E Lundbergforetagen AB Class B	106,196	6,502
	Saab AB Class B	172,243	6,424
	Wallenstam AB	788,507	6,125
*	NetEnt AB	783,814	6,032
	JM AB	197,299	5,688
	Sweco AB Class B	286,653	5,658
*	Bonava AB B ORD	345,435	5,351
	Peab AB	665,861	5,270
	Com Hem Holding AB	552,522	5,264
	Wihlborgs Fastigheter AB	273,200	5,071
	Lifco AB Class B	197,998	5,056

53

Vanguard® Developed Markets Index Fund
Schedule of Investments
December 31, 2016

			Market
			Value
		Shares	($000)
*	Betsson AB	510,233	4,911
^,*	SSAB AB Class A	1,266,252	4,782
	Investment AB Latour Class B	126,351	4,735
	Avanza Bank Holding AB	113,422	4,586
*,2	Attendo AB	521,401	4,499
	AF AB	226,127	4,138
	Bilia AB	180,126	4,133
	Kungsleden AB	635,013	4,016
	Ratos AB	766,020	3,622
	Pandox AB	229,005	3,551
	Hemfosa Fastigheter AB	378,063	3,516
2	Bravida Holding AB	568,064	3,436
	Oriflame Holding AG	99,644	3,005
	Atrium Ljungberg AB	187,990	2,931
*	Cloetta AB Class B	878,893	2,768
	Nobia AB	279,103	2,595
	Melker Schorling AB	42,642	2,515
	Klovern AB	2,352,108	2,462
	Bure Equity AB	206,962	2,346
	Haldex AB	181,895	2,318
*	Vitrolife AB	52,578	2,232
	Concentric AB	165,051	2,059
	Lindab International AB	242,818	1,941
*	Investment AB Oresund	111,661	1,867
	Svenska Handelsbanken AB Class B	136,714	1,848
	Klovern AB Preference Shares	53,512	1,695
	SAS AB Preference Shares	28,560	1,629
2	Resurs Holding AB	235,224	1,517
	Rezidor Hotel Group AB	380,070	1,478
*	SkiStar AB	84,511	1,413
	Clas Ohlson AB	88,483	1,300
*	Collector AB	107,965	1,216
	Nordnet AB	290,080	1,187
	Mekonomen AB	59,237	1,114
^,*	SAS AB	634,118	969
	Fastighets AB Balder Preference Shares	25,543	905
	Sagax AB Preference Shares	239,635	800
	Hemfosa Fastigheter AB Preference Shares	39,363	672
	SKF AB Class A	34,013	626
	Ratos AB Preference Shares	2,891	587
	NCC AB Class A	21,716	531
*	Bonava AB A ORD	16,650	255
			1,798,631
Switzerland (7.1%)
	Nestle SA	12,895,686	923,816
	Novartis AG	9,872,861	717,989
	Roche Holding AG	2,938,332	669,800
	UBS Group AG	14,592,570	228,162
	Zurich Insurance Group AG	620,570	170,545
	ABB Ltd.	7,987,288	168,066
	Syngenta AG	384,097	151,758
	Cie Financiere Richemont SA	2,139,457	141,398
	Swiss Re AG	1,374,825	130,076
	Credit Suisse Group AG	8,718,967	124,603
	Actelion Ltd.	398,800	86,184
	LafargeHolcim Ltd.	1,393,419	73,143
	Givaudan SA	38,483	70,431
	Geberit AG	154,660	61,919
	SGS SA	21,372	43,423
	Adecco Group AG	663,572	43,316
	Partners Group Holding AG	91,409	42,792
	Sika AG	8,758	42,020
	Swisscom AG	92,729	41,449
	Julius Baer Group Ltd.	900,722	39,904

54

Vanguard® Developed Markets Index Fund
Schedule of Investments
December 31, 2016

			Market
			Value
		Shares	($000)
^	Swatch Group AG (Bearer)	126,169	39,158
	Swiss Life Holding AG	134,149	37,894
	Lonza Group AG	217,661	37,618
	LafargeHolcim Ltd. (Paris Shares)	635,227	33,320
	Kuehne & Nagel International AG	210,130	27,737
	Schindler Holding AG	153,967	27,116
	Roche Holding AG (Bearer)	111,852	26,105
	Sonova Holding AG	213,067	25,779
*	Dufry AG	200,158	24,914
	Baloise Holding AG	195,484	24,599
	Chocoladefabriken Lindt & Sprungli AG Registered Shares	402	24,424
	Chocoladefabriken Lindt & Sprungli AG Participation Certificates	4,423	22,887
	Swiss Prime Site AG	271,054	22,179
	Clariant AG	1,154,932	19,906
	Galenica AG	17,608	19,842
	Schindler Holding AG (Registered)	99,676	17,398
	Straumann Holding AG	44,565	17,365
	Temenos Group AG	244,302	16,982
	Aryzta AG (Switzerland Shares)	349,748	15,381
	EMS-Chemie Holding AG	30,180	15,326
	Georg Fischer AG	18,155	14,848
	Logitech International SA	595,617	14,824
	PSP Swiss Property AG	165,316	14,278
	Helvetia Holding AG	25,262	13,592
^	BB Biotech AG	242,988	13,115
	Swatch Group AG (Registered)	201,265	12,283
*	Flughafen Zuerich AG	63,652	11,795
	Barry Callebaut AG	8,071	9,860
*	CS Real Estate Fund LivingPlus	70,387	9,573
	dormakaba Holding AG	12,679	9,413
	Cembra Money Bank AG	128,929	9,379
2	Sunrise Communications Group AG	141,636	9,308
	Pargesa Holding SA	142,162	9,240
	DKSH Holding AG	113,900	7,818
	OC Oerlikon Corp. AG	789,079	7,741
	Banque Cantonale Vaudoise	11,785	7,461
	Tecan Group AG	47,815	7,457
	GAM Holding AG	637,624	7,379
	Panalpina Welttransport Holding AG	58,292	7,269
	ams AG	247,615	7,017
	Bucher Industries AG	26,943	6,628
	Valiant Holding AG	66,208	6,588
	Mobimo Holding AG	25,263	6,315
	Forbo Holding AG	4,893	6,303
	Belimo Holding AG	2,048	6,193
	Allreal Holding AG	40,515	6,017
	SFS Group AG	67,662	5,520
	Emmi AG	9,087	5,494
	Autoneum Holding AG	20,928	5,486
2	VAT Group AG	65,332	5,443
	Sulzer AG	52,693	5,424
	Implenia AG	62,663	4,626
	u-blox Holding AG	24,110	4,522
	Schweiter Technologies AG	3,780	4,266
^	Burckhardt Compression Holding AG	14,634	3,845
	St. Galler Kantonalbank AG	9,624	3,741
	Valora Holding AG	11,871	3,370
	VZ Holding AG	10,955	3,281
	COSMO Pharmaceuticals NV	19,726	3,277
	Huber & Suhner AG	58,209	3,229
	Rieter Holding AG	18,147	3,152
*	Arbonia AG	194,902	3,136
	Vontobel Holding AG	58,626	3,075
^,*	Basilea Pharmaceutica AG	42,507	3,047

55

Vanguard® Developed Markets Index Fund
Schedule of Investments
December 31, 2016

			Market
			Value
		Shares	($000)
	Daetwyler Holding AG	20,035	2,722
	Conzzeta AG	3,650	2,580
	Intershop Holding AG	4,891	2,406
	Kudelski SA	136,483	2,362
	Ypsomed Holding AG	12,855	2,332
	Ascom Holding AG	148,220	2,326
*	Bell AG	5,273	2,271
	BKW AG	42,494	2,053
	Siegfried Holding AG	9,516	1,989
	APG SGA SA	4,344	1,906
	LEM Holding SA	1,977	1,847
	EFG International AG	301,440	1,819
	Vetropack Holding AG	901	1,569
*	Schmolz & Bickenbach AG	2,019,258	1,348
^	Leonteq AG	36,916	1,229
*	Zehnder Group AG	37,201	1,174
*	Meyer Burger Technology AG	1,442,736	944
*	Alpiq Holding AG	11,154	924
	Bachem Holding AG	10,286	912
	Swissquote Group Holding SA	36,137	846
	Plazza AG	3,391	747
^,*	Orascom Development Holding AG	41,727	209
	Aryzta AG (Ireland Shares)	3,587	156
			4,819,023
United Kingdom (16.0%)
	HSBC Holdings plc	83,832,013	676,412
	BP plc	78,530,951	491,876
	Royal Dutch Shell plc Class A (London Shares)	17,780,765	490,815
	Royal Dutch Shell plc Class B	16,123,262	463,255
	British American Tobacco plc	7,796,735	441,886
	GlaxoSmithKline plc	20,298,237	389,901
	AstraZeneca plc	5,275,961	288,110
	Vodafone Group plc	110,952,285	273,042
	Diageo plc	10,520,668	273,011
	Reckitt Benckiser Group plc	2,627,459	222,568
	Prudential plc	10,778,057	215,104
	Lloyds Banking Group plc	267,537,294	205,437
	Unilever plc	5,045,530	204,042
	Barclays plc	70,707,470	194,047
	Rio Tinto plc	5,055,137	192,996
	National Grid plc	15,756,668	184,098
	Imperial Brands plc	4,029,278	175,599
*	Glencore plc	49,188,173	166,202
	BT Group plc	34,940,572	157,733
	Shire plc	2,671,403	152,536
	BHP Billiton plc	8,830,062	140,602
	Compass Group plc	6,882,321	127,197
	WPP plc	5,347,024	118,990
	Aviva plc	16,892,261	100,622
	BAE Systems plc	13,238,016	96,288
*	Standard Chartered plc	11,218,506	91,487
*	Tesco plc	33,985,349	86,656
	RELX NV (London Shares)	4,581,291	81,641
	SSE plc	4,251,464	81,178
	Experian plc	4,008,631	77,614
*	Anglo American plc	5,467,812	77,254
	CRH plc (London Shares)	2,200,612	76,316
	Legal & General Group plc	24,836,825	75,663
	Centrica plc	22,710,088	65,406
	Wolseley plc	1,055,370	64,427
	Shire plc ADR	368,875	62,849
	Rolls-Royce Holdings plc	6,926,537	56,891
	Smith & Nephew plc	3,703,280	55,584
	Sky plc	4,395,225	53,582

56

Vanguard® Developed Markets Index Fund
Schedule of Investments
December 31, 2016

		Market
		Value
	Shares	($000)
Old Mutual plc	20,427,735	52,090
Associated British Foods plc	1,456,547	49,147
London Stock Exchange Group plc	1,317,299	47,082
CRH plc (Dublin Shares)	1,261,349	43,507
Land Securities Group plc	3,296,447	43,306
Ashtead Group plc	2,108,374	40,988
Kingfisher plc	9,464,116	40,775
ITV plc	15,703,661	39,872
Carnival plc	763,476	38,685
* Royal Bank of Scotland Group plc	13,721,830	37,916
Standard Life plc	8,258,044	37,815
Paddy Power Betfair plc	342,543	37,067
InterContinental Hotels Group plc	826,103	36,939
Sage Group plc	4,531,361	36,528
Bunzl plc	1,405,477	36,488
Next plc	593,593	36,415
Whitbread plc	765,897	35,628
3i Group plc	4,030,761	34,868
Pearson plc	3,438,468	34,501
Burberry Group plc	1,855,134	34,188
British Land Co. plc	4,279,947	33,215
Johnson Matthey plc	812,247	31,781
United Utilities Group plc	2,862,577	31,730
Mondi plc	1,541,515	31,481
RSA Insurance Group plc	4,254,997	30,684
Randgold Resources Ltd.	389,603	29,932
Marks & Spencer Group plc	6,805,427	29,316
GKN plc	7,189,120	29,302
Intertek Group plc	676,567	28,997
Informa plc	3,432,878	28,755
Smiths Group plc	1,641,099	28,567
Persimmon plc	1,283,334	27,999
DCC plc	368,725	27,408
St. James's Place plc	2,169,140	27,058
Severn Trent plc	983,738	26,885
Direct Line Insurance Group plc	5,751,233	26,175
Taylor Wimpey plc	13,671,714	25,786
Wm Morrison Supermarkets plc	9,055,632	25,721
Micro Focus International plc	925,715	24,861
International Consolidated Airlines Group SA (London Shares)	4,437,062	24,042
Barratt Developments plc	4,197,982	23,866
2 Worldpay Group plc	7,031,966	23,347
Hammerson plc	3,263,673	23,001
Smurfit Kappa Group plc	983,827	22,815
Royal Mail plc	3,833,844	21,793
Provident Financial plc	619,986	21,683
J Sainsbury plc	6,981,448	21,457
Croda International plc	544,623	21,420
Weir Group plc	907,317	21,085
Rentokil Initial plc	7,690,188	21,039
2 Auto Trader Group plc	4,033,980	20,281
DS Smith plc	3,935,783	19,764
Segro plc	3,464,864	19,597
TUI AG	1,351,667	19,352
Melrose Industries plc	7,898,946	19,200
Admiral Group plc	837,632	18,838
G4S plc	6,498,401	18,783
Travis Perkins plc	1,046,238	18,703
Berkeley Group Holdings plc	540,294	18,677
Meggitt plc	3,260,380	18,412
RPC Group plc	1,391,097	18,235
Capita plc	2,783,403	18,200
Dixons Carphone plc	4,142,599	18,093
Rightmove plc	375,389	18,032

57

Vanguard® Developed Markets Index Fund
Schedule of Investments
December 31, 2016

			Market
			Value
		Shares	($000)
	Coca-Cola HBC AG	818,793	17,830
	Pennon Group plc	1,723,025	17,537
	Inmarsat plc	1,877,770	17,374
	Schroders plc	472,999	17,372
	Halma plc	1,567,660	17,344
	Investec plc	2,618,398	17,173
	Tate & Lyle plc	1,958,226	17,042
	John Wood Group plc	1,567,087	16,922
*	Just Eat plc	2,321,205	16,679
2	Merlin Entertainments plc	2,977,847	16,439
	Spirax-Sarco Engineering plc	305,076	15,701
	Bellway plc	514,518	15,684
	Inchcape plc	1,804,897	15,598
^	Mediclinic International plc	1,630,674	15,490
	BBA Aviation plc	4,357,249	15,191
	Hargreaves Lansdown plc	1,017,072	15,135
	Hiscox Ltd.	1,197,663	15,008
	Booker Group plc	6,878,737	14,869
	Phoenix Group Holdings	1,641,982	14,864
	UBM plc	1,641,285	14,774
	IMI plc	1,154,524	14,765
*,2	Tullow Oil plc	3,763,862	14,508
	Cobham plc	7,163,247	14,423
	Derwent London plc	416,534	14,199
	Spectris plc	492,137	14,023
	Hikma Pharmaceuticals plc	582,337	13,573
	Aberdeen Asset Management plc	4,153,385	13,132
	Intu Properties plc	3,786,681	13,116
	William Hill plc	3,625,529	12,950
	Henderson Group plc	4,382,941	12,650
*	CYBG plc	3,678,013	12,623
	Babcock International Group plc	1,054,920	12,374
	Antofagasta plc	1,485,490	12,299
	Howden Joinery Group plc	2,560,937	12,085
	Shaftesbury plc	1,056,871	11,832
	Great Portland Estates plc	1,438,864	11,820
*	BTG plc	1,617,831	11,749
^	Polymetal International plc	1,103,660	11,564
	Petrofac Ltd.	1,079,352	11,551
	Aggreko plc	1,004,136	11,335
	Capital & Counties Properties plc	3,085,843	11,299
*	Metro Bank plc	311,981	11,216
	easyJet plc	905,130	11,196
	Greene King plc	1,290,203	11,087
	TP ICAP plc	2,073,757	11,029
	Indivior plc	3,026,039	11,026
	Close Brothers Group plc	616,249	10,945
	Hays plc	5,956,417	10,930
	Daily Mail & General Trust plc	1,123,474	10,759
	Electrocomponents plc	1,827,474	10,725
	Rotork plc	3,612,053	10,719
	Beazley plc	2,235,910	10,687
	Playtech plc	1,042,674	10,608
	Fresnillo plc	713,509	10,599
	Intermediate Capital Group plc	1,208,281	10,403
	B&M European Value Retail SA	2,834,908	9,713
	Jupiter Fund Management plc	1,751,246	9,537
	Balfour Beatty plc	2,874,858	9,494
	SSP Group plc	1,984,502	9,481
*	GVC Holdings plc	1,194,311	9,447
	Amec Foster Wheeler plc	1,634,181	9,437
*	Paysafe Group plc	2,029,171	9,271
	Man Group plc	6,353,129	9,244
	IG Group Holdings plc	1,519,208	9,233

58

Vanguard® Developed Markets Index Fund
Schedule of Investments
December 31, 2016

			Market
			Value
		Shares	($000)
	Domino's Pizza Group plc	2,079,277	9,227
	Greencore Group plc	2,947,449	8,939
	WH Smith plc	463,406	8,879
	AA plc	2,581,070	8,817
	IWG plc	2,810,497	8,501
	UDG Healthcare plc	1,024,193	8,434
	HomeServe plc	1,075,737	8,217
*	Serco Group plc	4,620,304	8,151
	Victrex plc	341,007	8,109
	Drax Group plc	1,734,139	8,066
	QinetiQ Group plc	2,477,780	8,021
	Tritax Big Box REIT plc	4,642,126	7,983
	Moneysupermarket.com Group plc	2,196,583	7,956
	Centamin plc	4,587,710	7,766
	National Express Group plc	1,776,164	7,740
	Berendsen plc	719,478	7,714
	WS Atkins plc	427,602	7,673
	Britvic plc	1,075,778	7,512
	Lancashire Holdings Ltd.	870,069	7,448
	NEX Group plc	1,290,459	7,387
	UNITE Group plc	947,384	7,079
	Ultra Electronics Holdings plc	296,149	7,079
*	Cairn Energy plc	2,400,961	6,976
	Kier Group plc	405,869	6,874
	Elementis plc	1,931,195	6,597
*	Firstgroup plc	5,130,851	6,540
*	Thomas Cook Group plc	6,001,878	6,447
	Dechra Pharmaceuticals plc	389,005	6,446
	Dignity plc	210,835	6,423
	Bodycote plc	806,180	6,392
	Essentra plc	1,098,924	6,240
	AVEVA Group plc	268,713	6,230
	Pagegroup plc	1,288,139	6,187
	Diploma plc	480,322	6,162
	Grafton Group plc	900,122	6,088
	JD Sports Fashion plc	1,546,323	6,062
	Paragon Group of Cos. plc	1,171,311	5,969
^,*	Ocado Group plc	1,806,372	5,876
	Ladbrokes Coral Group plc	4,106,887	5,868
	Cineworld Group plc	825,016	5,735
	Bovis Homes Group plc	565,745	5,710
	Ashmore Group plc	1,642,342	5,708
	Galliford Try plc	358,361	5,700
	Crest Nicholson Holdings plc	1,022,884	5,695
	Genus plc	252,191	5,584
	Synthomer plc	1,183,073	5,580
*	Evraz plc	2,043,809	5,569
	NMC Health plc	290,036	5,518
2	Carillion plc	1,819,415	5,279
	Kennedy Wilson Europe Real Estate plc	441,822	5,217
	Greggs plc	436,869	5,209
	BGEO Group plc	138,763	5,109
2	John Laing Group plc	1,526,159	5,099
	Grainger plc	1,714,588	5,032
	Big Yellow Group plc	593,025	5,026
*	Vectura Group plc	2,897,073	4,894
	Assura plc	6,908,732	4,878
	Go-Ahead Group plc	174,796	4,813
	Redrow plc	902,526	4,775
2	Spire Healthcare Group plc	1,147,277	4,768
*	KAZ Minerals plc	1,075,414	4,742
	Stagecoach Group plc	1,777,033	4,730
	Renishaw plc	149,066	4,634
	Workspace Group plc	475,312	4,618

59

Vanguard® Developed Markets Index Fund
Schedule of Investments
December 31, 2016

			Market
			Value
		Shares	($000)
	Savills plc	533,136	4,611
^	TalkTalk Telecom Group plc	2,198,390	4,580
	Fidessa Group plc	162,028	4,564
	LondonMetric Property plc	2,374,053	4,553
	Dairy Crest Group plc	586,923	4,478
	Vesuvius plc	916,874	4,458
	Hunting plc	574,555	4,436
	Pets at Home Group plc	1,498,968	4,421
	Hansteen Holdings plc	3,048,987	4,273
	Virgin Money Holdings UK plc	1,139,730	4,253
	Brewin Dolphin Holdings plc	1,108,926	4,182
	SuperGroup plc	206,312	4,182
	Morgan Advanced Materials plc	1,189,964	4,176
*	Petra Diamonds Ltd.	2,162,645	4,152
*	Ophir Energy plc	3,497,286	4,139
2	Mitie Group plc	1,471,227	4,062
	Senior plc	1,698,021	4,061
	Ted Baker plc	116,890	4,051
*,2	Wizz Air Holdings plc	181,334	4,001
	Marston's plc	2,382,521	4,000
	Dunelm Group plc	403,411	3,999
*	SVG Capital plc	448,467	3,913
^	Entertainment One Ltd.	1,374,817	3,901
2	Zoopla Property Group plc	980,453	3,856
	Vedanta Resources plc	356,992	3,831
2	Hastings Group Holdings plc	1,243,717	3,788
	PZ Cussons plc	903,119	3,720
	F&C Commercial Property Trust Ltd.	2,196,993	3,697
	Halfords Group plc	810,575	3,661
	Safestore Holdings plc	849,098	3,655
	J D Wetherspoon plc	333,259	3,646
	Telecom Plus plc	246,232	3,571
^,*	Sports Direct International plc	1,025,342	3,515
	Debenhams plc	4,910,543	3,466
	Keller Group plc	319,577	3,337
	Restaurant Group plc	820,377	3,279
	Northgate plc	535,422	3,254
*	Imagination Technologies Group plc	1,033,885	3,205
	De La Rue plc	421,233	3,192
2	Sophos Group plc	968,267	3,128
	SIG plc	2,429,130	3,092
	Polypipe Group plc	771,382	3,074
*	Enterprise Inns plc	2,041,597	3,065
^,*	Allied Minds plc	529,964	3,061
	Mitchells & Butlers plc	965,158	2,990
	Card Factory plc	950,303	2,976
	Interserve plc	696,810	2,934
	esure Group plc	1,181,764	2,924
	Shanks Group plc	2,547,906	2,894
	Acacia Mining plc	624,347	2,861
	UK Commercial Property Trust Ltd.	2,673,552	2,784
	Computacenter plc	278,333	2,739
	St. Modwen Properties plc	702,214	2,642
	Chesnara plc	565,046	2,548
	Hochschild Mining plc	959,961	2,474
	RPS Group plc	901,647	2,469
	NCC Group plc	1,091,827	2,443
*	Chemring Group plc	1,160,689	2,432
	KCOM Group plc	2,051,484	2,396
	Redefine International PLC	4,880,350	2,361
	International Personal Finance plc	1,104,127	2,342
2	McCarthy & Stone plc	1,163,762	2,306
	Fenner plc	794,551	2,304
*	Aldermore Group plc	740,374	2,167

60

Vanguard® Developed Markets Index Fund
Schedule of Investments
December 31, 2016

					Market
					Value
				Shares	($000)
2	Ibstock plc			933,786	2,148
	Picton Property Income Ltd.			2,247,470	2,102
	Laird plc			1,112,254	2,102
	888 Holdings plc			752,058	2,013
	ITE Group plc			1,045,627	1,986
*	Premier Oil plc			2,152,919	1,961
*	Lonmin plc			1,131,637	1,960
*,2	Countryside Properties plc			631,901	1,935
	Oxford Instruments plc			206,502	1,857
	Lookers plc			1,289,244	1,853
	Soco International plc			878,687	1,724
	N Brown Group plc			623,245	1,708
	Rank Group plc			698,518	1,682
*	Premier Foods plc			2,867,112	1,655
*	Nostrum Oil & Gas plc			337,864	1,607
*	AO World plc			717,145	1,604
	OneSavings Bank plc			384,425	1,597
	Devro plc			670,905	1,570
*,2	Shawbrook Group plc			463,756	1,555
	Xaar plc			310,834	1,531
	Helical plc			405,647	1,473
	Schroder REIT Ltd.			2,047,461	1,436
	Daejan Holdings plc			18,743	1,429
	Countrywide plc			588,279	1,268
^	Foxtons Group plc			998,475	1,253
*	Lamprell plc			1,044,804	1,184
*	Gocompare.Com Group plc			1,140,164	998
	Cape plc			464,527	838
*,2	Mothercare plc			596,056	832
^,*	Genel Energy plc			638,698	645
2	CMC Markets plc			415,149	559
	Royal Dutch Shell plc Class A			2,790	76
					10,810,135
Total Common Stocks (Cost $65,053,865)					66,886,344
					Market
					Value
		Coupon		Shares	($000)
Temporary Cash Investments (1.6%)[1]
Money Market Fund (1.5%)
4,5	Vanguard Market Liquidity Fund	0.823%		9,805,921	980,690

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.1%)
6,7	Federal Home Loan Bank Discount Notes	0.481%	2/17/17	4,000	3,998
8	United States Treasury Bill	0.287%	1/5/17	10,000	10,000
7,8	United States Treasury Bill	0.337%-0.360%	1/12/17	8,000	7,999
7,8	United States Treasury Bill	0.406%-0.478%	2/9/17	11,200	11,195
7,8	United States Treasury Bill	0.505%	2/16/17	7,300	7,296
7,8	United States Treasury Bill	0.487%	3/16/17	16,200	16,184
7	United States Treasury Bill	0.601%	4/27/17	2,400	2,396
7,8	United States Treasury Bill	0.591%-0.602%	5/18/17	10,000	9,977
7,8	United States Treasury Bill	0.607%-0.618%	5/25/17	3,290	3,282
					72,327
Total Temporary Cash Investments (Cost $1,052,938)					1,053,017

61

Vanguard® Developed Markets Index Fund
Schedule of Investments
December 31, 2016

Total Investments (100.9%) (Cost $66,106,803)	67,939,361
Other Assets and Liabilities—Net (-0.9%)[5]	(583,598)
Net Assets (100%)	67,355,763

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $742,106,000.
* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.9% and 1.0%, respectively, of net assets.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2016, the aggregate value of these securities was $439,071,000, representing 0.7% of net assets.
3 “Other” represents securities that are not classified by the fund’s benchmark index.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5 Includes collateral received for securities on loan, which consists of $774,060,000 in securities and $1,357,000 in cash.
6 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
7 Securities with a value of $21,481,000 have been segregated as initial margin for open futures contracts.
8 Securities with a value of $19,464,000 and cash of $1,582,000 have been segregated as collateral for open forward currency contracts.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
REIT—Real Estate Investment Trust.

62

This page intentionally left blank.

© 2017 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

SNA1270 022017

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Vanguard Tax-Managed Funds and the Shareholders of Vanguard Developed
Markets Index Fund:

In our opinion, the accompanying statement of net assets–investments summary and the related statements of operations and of changes in net assets and the financial highlights (included in Item 1 of this Form N-CSR) and the schedule of investments (included in Item 6 of this Form N-CSR) present fairly, in all material respects, the financial position of Vanguard Developed Markets Index Fund (constituting a separate portfolio of Vanguard Tax-Managed Funds, hereafter referred to as the “Fund”) at December 31,
2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements, financial highlights, and schedule of investments (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2016 by correspondence with the custodian and brokers and by agreement to the underlying ownership records of the transfer agent, provide a reasonable basis for our opinion.

February 17, 2017

PricewaterhouseCoopers LLP, Two Commerce Square, Suite 1800, 2001 Market Street, Philadelphia, PA 19103-7042
T: (267) 330 3000, F: (267) 330 3300, www.pwc.com/us

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated
Purchasers.

Not Applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers
concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.
(b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s
Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a) Code of Ethics.
(b) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD TAX-MANAGED FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: February 16, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD TAX-MANAGED FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: February 16, 2017

VANGUARD TAX-MANAGED FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: February 16, 2017

* By: /s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on October 4, 2016 see file Number 33-32548,
Incorporated by Reference.